UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08764

PACE® Select Advisors Trust
(Exact name of registrant as specified in charter)

1285 Avenue of the Americas New York, New York		10019-6028
(Address of principal executive offices)		(Zip code)

Mark F. Kemper, Esq. UBS Global Asset Management 1285 Avenue of the Americas New York, NY 10019-6028
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq. Dechert LLP 1775 I Street, N.W. Washington, DC 20006-2401

Registrant’s telephone number, including area code:		212-821 3000

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2010

Item 1.  Schedule of Investments

UBS PACE Select Advisors Trust

UBS PACE Money Market Investments

Schedule of investments – October 31, 2010 (unaudited)

Security description	Face amount ($)	Value ($)
US government and agency obligations—19.68%
Federal Home Loan Bank
0.270%, due 12/30/10(1)	4,500,000	4,500,000
0.400%, due 01/04/11	2,000,000	1,999,730
0.250%, due 01/14/11(2)	5,000,000	4,997,430
0.370%, due 02/22/11(2)	2,000,000	1,997,677
0.210%, due 03/14/11	4,000,000	3,999,688
0.440%, due 04/19/11(2)	2,000,000	1,995,869
0.500%, due 05/17/11(2)	2,000,000	1,994,528
0.580%, due 05/27/11	2,000,000	2,000,000
Federal Home Loan Mortgage Corp.*
0.310%, due 11/16/10(2)	2,000,000	1,999,742
0.310%, due 12/07/10(2)	5,000,000	4,998,450
0.330%, due 12/07/10(2)	4,000,000	3,998,680
0.270%, due 01/14/11(2)	4,000,000	3,997,780
0.210%, due 02/14/11(2)	3,000,000	2,998,162
0.230%, due 04/05/11(2)	3,000,000	2,997,029
0.330%, due 05/02/11(2)	4,000,000	3,993,327
0.300%, due 05/16/11(2)	4,000,000	3,993,467
Federal National Mortgage Association*
0.350%, due 04/26/11(2)	6,000,000	5,989,733
0.410%, due 07/06/11(2)	4,000,000	3,988,748
0.290%, due 08/08/11(2)	2,000,000	1,995,489
US Treasury Bills
0.186%, due 02/24/11(2),(3)	2,000,000	1,998,812
0.295%, due 07/28/11(2)	2,000,000	1,995,591
US Treasury Notes
4.875%, due 04/30/11	2,500,000	2,556,594
Total US government and agency obligations (cost—$70,986,526)		70,986,526

Certificates of deposit—19.06%
Banking-non-US—19.06%
Abbey National Treasury Services PLC
0.439%, due 01/18/11(1)	3,500,000	3,500,000
Bank of Montreal
0.240%, due 11/09/10	6,000,000	6,000,000
0.270%, due 11/15/10	5,000,000	5,000,000
Bank of Nova Scotia
0.266%, due 11/17/10(1)	2,750,000	2,749,993
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.320%, due 11/12/10	3,000,000	3,000,000
BNP Paribas SA
0.439%, due 01/18/11(1)	1,750,000	1,750,000
Credit Agricole CIB
0.250%, due 11/05/10	5,000,000	5,000,000
0.320%, due 01/31/11	3,000,000	3,000,000
Deutsche Bank AG
0.280%, due 01/18/11	3,000,000	3,000,000
Dexia Credit Local
0.340%, due 11/04/10	6,000,000	6,000,000
Lloyds TSB Bank PLC
0.289%, due 11/19/10(1)	3,500,000	3,500,000
Mitsubishi UFJ Trust & Banking Corp.
0.345%, due 12/16/10(2)	3,000,000	2,998,707
National Australia Bank Ltd.
0.316%, due 11/10/10(1)	500,000	500,000

UBS PACE Select Advisors Trust

UBS PACE Money Market Investments

Schedule of investments – October 31, 2010 (unaudited)

Security description	Face amount ($)	Value ($)
Certificates of deposit—(concluded)
Banking-non-US—(concluded)
0.355%, due 11/29/10(1)	3,000,000	3,000,000
0.309%, due 01/19/11(1)	750,000	749,850
Natixis
0.490%, due 11/01/10(1)	4,000,000	4,000,000
Rabobank Nederland N.V.
0.336%, due 11/18/10(1)	1,000,000	1,000,000
0.276%, due 11/29/10(1)	3,000,000	3,000,000
Royal Bank of Canada
0.430%, due 11/01/10(1)	2,750,000	2,750,000
Royal Bank of Scotland PLC
0.288%, due 01/25/11(1)	3,500,000	3,500,000
Svenska Handelsbanken
0.270%, due 11/24/10	3,000,000	3,000,010
Westpac Banking Corp.
0.380%, due 11/01/10(1)	1,750,000	1,750,000
Total certificates of deposit (cost—$68,748,560)		68,748,560

Commercial paper(2)—41.82%
Asset backed-banking—1.39%
Atlantis One Funding
0.290%, due 01/31/11	5,000,000	4,996,335

Asset backed-miscellaneous—19.12%
Amsterdam Funding Corp.
0.240%, due 11/17/10	3,000,000	2,999,680
Atlantic Asset Securitization LLC
0.290%, due 11/16/10	5,000,000	4,999,396
Barton Capital LLC
0.240%, due 11/08/10	3,000,000	2,999,860
0.240%, due 11/16/10	3,000,000	2,999,700
Bryant Park Funding LLC
0.240%, due 11/02/10	5,000,000	4,999,967
Falcon Asset Securitization Corp.
0.270%, due 12/02/10	5,000,000	4,998,837
Jupiter Securitization Co. LLC
0.230%, due 11/12/10	5,000,000	4,999,649
Liberty Street Funding LLC
0.230%, due 11/01/10	3,000,000	3,000,000
Market Street Funding LLC
0.260%, due 01/27/11	3,000,000	2,998,115
Old Line Funding Corp.
0.240%, due 11/18/10	6,000,000	5,999,320
Ranger Funding Co. LLC
0.240%, due 11/19/10	5,000,000	4,999,400
Salisbury Receivables Co. LLC
0.240%, due 11/02/10	5,000,000	4,999,967
Sheffield Receivables Corp.
0.250%, due 11/10/10	3,000,000	2,999,812
0.260%, due 12/03/10	5,000,000	4,998,844
Thunderbay Funding
0.260%, due 11/09/10	5,000,000	4,999,711

UBS PACE Select Advisors Trust

UBS PACE Money Market Investments

Schedule of investments – October 31, 2010 (unaudited)

Security description	Face amount ($)	Value ($)
Commercial paper(2)—(concluded)
Asset backed-miscellaneous—(concluded)
0.230%, due 11/12/10	5,000,000	4,999,649
		68,991,907
Asset backed-securities—5.24%
Clipper Receivables Co. LLC
0.240%, due 11/01/10	3,000,000	3,000,000
0.240%, due 11/17/10	2,000,000	1,999,787
0.250%, due 11/17/10	5,925,000	5,924,341
Grampian Funding LLC
0.320%, due 12/09/10	5,000,000	4,998,311
0.320%, due 01/21/11	3,000,000	2,997,840
		18,920,279
Banking-non-US—1.25%
Commonwealth Bank of Australia
0.336%, due 11/08/10(1),(4)	1,000,000	999,905
Westpac Securitization NZ Ltd.
0.370%, due 11/01/10(1),(4)	2,500,000	2,500,000
0.336%, due 11/22/10(1),(4)	1,000,000	1,000,000
		4,499,905
Banking-US—13.16%
ABN Amro Funding USA LLC
0.300%, due 01/14/11	3,000,000	2,998,150
Bank of America Corp.
0.230%, due 11/17/10	5,000,000	4,999,489
BNP Paribas Finance
0.340%, due 01/24/11	3,000,000	2,997,620
0.540%, due 02/04/11	3,000,000	2,995,725
Danske Corp.
0.270%, due 11/04/10	2,000,000	1,999,955
ING (US) Funding LLC
0.340%, due 11/04/10	5,000,000	4,999,858
0.300%, due 01/20/11	2,000,000	1,998,667
0.560%, due 02/11/11	3,000,000	2,995,240
JPMorgan Chase & Co.
0.275%, due 11/08/10	5,000,000	4,999,733
Natixis US Finance Co. LLC
0.530%, due 11/02/10	2,000,000	1,999,970
0.220%, due 11/04/10	5,000,000	4,999,908
Societe Generale N.A., Inc.
0.210%, due 11/01/10	6,000,000	6,000,000
0.410%, due 04/07/11	3,500,000	3,493,742
		47,478,057
Finance-captive automotive—1.11%
Toyota Motor Credit Corp.
0.280%, due 11/03/10	2,000,000	1,999,969
0.340%, due 02/24/11	2,000,000	1,997,828
		3,997,797
Retail-discount—0.55%
Wal-Mart Stores, Inc.
0.220%, due 12/03/10	2,000,000	1,999,609
Total commercial paper (cost—$150,883,889)		150,883,889

UBS PACE Select Advisors Trust

UBS PACE Money Market Investments

Schedule of investments – October 31, 2010 (unaudited)

Security description	Face amount ($)	Value ($)
Short-term corporate obligations—0.56%
Banking-non-US—0.28%
Commonwealth Bank of Australia
0.275%, due 11/22/10(1),(4)	1,000,000	1,000,000

Supranational—0.28%
International Bank for Reconstruction & Development
0.410%, due 11/01/10(2)	1,000,000	1,000,000
Total short-term corporate obligations (cost—$2,000,000)		2,000,000

Repurchase agreements—18.89%
Repurchase agreement dated 10/29/10 with Deutsche Bank Securities, 0.210% due 11/01/10, collateralized by $68,898,000 Federal National Mortgage Association obligations, 1.000% due 09/20/13; (value—$69,360,535); proceeds: $68,001,190	68,000,000	68,000,000
Repurchase agreement dated 10/29/10 with State Street Bank & Trust Co., 0.010% due 11/01/10, collateralized by $152,710 US Treasury Note, 1.375% due 05/15/13; (value—$157,093); proceeds: $154,000	154,000	154,000
Total repurchase agreements (cost—$68,154,000)		68,154,000

	Number of shares
Investment of cash collateral from securities loaned—0.56%
Money market fund—0.56%
UBS Private Money Market Fund LLC(5) (cost—$2,040,000)	2,040,000	2,040,000
Total investments (cost—$362,812,975 which approximates cost for federal income tax purposes)(6)—100.57%		362,812,975
Liabilities in excess of other assets—(0.57)%		(2,052,443)
Net assets (applicable to 360,760,811 shares of beneficial interest outstanding equivalent to $1.00 per share)—100.00%		360,760,532

*

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

(1)	Variable rate security. The maturity date reflects earlier of reset dates or stated maturity dates. The interest rate shown is the current rate as of October 31, 2010, and resets periodically.
(2)	Rates shown are the discount rates at date of purchase.
(3)	Security, or portion thereof, was on loan at October 31, 2010.
(4)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 1.52% of net assets as of October 31, 2010, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(5)

The table below details the Portfolio’s transaction activity in an affiliated issuer during the three months ended October 31, 2010. The advisor earns a management fee from UBS Private Money Market Fund LLC.

UBS PACE Select Advisors Trust

UBS PACE Money Market Investments

Schedule of investments – October 31, 2010 (unaudited)

Net income
		Purchases	Sales		earned from
		during the three	during the three		affiliate for the
	Value at	months ended	months ended	Value at	three months ended
Security description	07/31/10 ($)	10/31/10 ($)	10/31/10 ($)	10/31/10 ($)	10/31/10 ($)
UBS Private Money Market Fund LLC	—	2,040,000	—	2,040,000	—

(6)	Includes $1,999,201 of investments in securities on loan, at value plus accrued interest and dividends, if any.

The following is a summary of the fair valuations according to the inputs used as of October 31, 2010 in valuing the Portfolio’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
US government and agency obligations	—	70,986,526	—	70,986,526
Certificates of deposit	—	68,748,560	—	68,748,560
Commercial paper	—	150,883,889	—	150,883,889
Short-term corporate obligations	—	2,000,000	—	2,000,000
Repurchase agreements	—	68,154,000	—	68,154,000
Investment of cash collateral from securities loaned	—	2,040,000	—	2,040,000
Total	—	362,812,975	—	362,812,975

At October 31, 2010, there were no transfers between Level 1 and Level 2.

Issuer breakdown by country of origin

Percentage of
total investments (%)
United States	78.4
Canada	4.5
France	3.8
Australia	3.2
United Kingdom	2.9
Japan	2.8
Belgium	1.7
Netherlands	1.1
Sweden	0.8
Germany	0.8
Total	100.0

Weighted average maturity - 47 days

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated July 31, 2010.

UBS PACE Select Advisors Trust

UBS PACE Government Securities Fixed Income Investments

Schedule of investments – October 31, 2010 (unaudited)

Security description	Face amount ($)	Value ($)
Government national mortgage association certificates—17.58%
GNMA
4.500%, due 06/15/39(1)	980,549	1,047,338
4.500%, due 08/15/39(1)	1,671,637	1,775,573
4.500%, due 09/15/39(1)	2,898,274	3,095,688
4.500%, due 02/15/40(1)	1,703,715	1,809,646
4.500%, due 03/15/40(1)	5,961,977	6,332,673
4.500%, due 04/15/40(1)	1,788,757	1,899,975
4.500%, due 05/15/40(1)	9,918,957	10,554,317
4.500%, due 06/15/40(1)	9,926,152	10,543,326
6.000%, due 10/15/31	4,241	4,705
6.000%, due 03/15/34	6,760	7,478
6.000%, due 08/15/34	6,400	7,079
6.000%, due 07/15/36	146,769	163,457
6.500%, due 02/15/29	3,411	3,877
6.500%, due 11/15/34	18,074	20,324
6.500%, due 01/15/36	47,267	53,190
6.500%, due 03/15/36	4,106	4,594
6.500%, due 09/15/36	1,030,764	1,152,547
6.500%, due 02/15/37	56,158	62,674
6.500%, due 04/15/37	88,842	99,257
6.500%, due 01/15/38	30,163	33,733
6.500%, due 06/15/38	195,616	219,393
6.500%, due 07/15/38	97,261	108,350
6.500%, due 08/15/38	6,034	6,722
6.500%, due 10/15/38	504,907	562,473
6.500%, due 11/15/38	48,112	53,597
6.500%, due 01/15/39	31,470	35,097
7.500%, due 08/15/21	6,349	7,268
7.500%, due 09/15/23	977	1,128
8.000%, due 02/15/23	1,557	1,841
8.250%, due 04/15/19	408,368	459,832
10.500%, due 02/15/19	29,095	33,507
10.500%, due 06/15/19	35,427	40,800
10.500%, due 07/15/19	72,504	83,406
10.500%, due 07/15/20	3,557	4,034
10.500%, due 08/15/20	31,864	36,760
10.500%, due 09/15/20	3,470	4,005
11.500%, due 05/15/19	3,268	3,814
GNMA II
9.000%, due 04/20/25	23,579	27,909
9.000%, due 12/20/26	4,262	5,046
9.000%, due 01/20/27	12,852	15,225
9.000%, due 06/20/30	1,575	1,882
9.000%, due 09/20/30	1,307	1,405
9.000%, due 10/20/30	8,514	10,173
9.000%, due 11/20/30	29,170	34,855
GNMA II ARM
3.125%, due 11/20/21	32,160	33,187
3.125%, due 11/20/22	61,816	63,789
3.125%, due 12/20/24	1,100	1,135
3.125%, due 10/20/25	32,941	33,992
3.125%, due 12/20/25	7,062	7,287
3.125%, due 10/20/26	22,322	23,034
3.125%, due 12/20/26	30,735	31,717
3.125%, due 11/20/27	89,482	92,339
3.125%, due 12/20/27	10,356	10,687
3.125%, due 10/20/29	12,379	12,774
3.125%, due 10/20/30	30,755	31,737
3.250%, due 02/20/28	4,336	4,478
3.375%, due 04/20/18	13,780	14,234
3.375%, due 06/20/22	152,538	157,562
3.375%, due 01/20/23	116,592	120,548

UBS PACE Select Advisors Trust

UBS PACE Government Securities Fixed Income Investments

Schedule of investments – October 31, 2010 (unaudited)

Security description	Face amount ($)	Value ($)
Government national mortgage association certificates—(concluded)
3.375%, due 03/20/23	57,756	59,716
3.375%, due 01/20/24	144,860	149,775
3.375%, due 04/20/24	158,180	163,389
3.375%, due 01/20/25	13,790	14,258
3.375%, due 02/20/25	37,892	39,178
3.375%, due 03/20/25	48,934	50,594
3.375%, due 05/20/25	114,077	118,235
3.375%, due 06/20/25	32,394	33,461
3.375%, due 03/20/26	29,285	30,279
3.375%, due 04/20/26	255,603	264,020
3.375%, due 06/20/26	115,676	119,486
3.375%, due 01/20/27	177,820	183,853
3.375%, due 02/20/27	20,239	20,926
3.375%, due 04/20/27	66,461	68,650
3.375%, due 01/20/28	20,702	21,405
3.375%, due 02/20/28	12,208	12,623
3.375%, due 04/20/30	46,267	47,790
3.375%, due 05/20/30	941,064	972,053
3.500%, due 03/20/25	25,131	26,012
3.500%, due 06/20/30	24,712	25,541
3.625%, due 07/20/17	8,731	9,028
3.625%, due 09/20/21	163,526	169,074
3.625%, due 08/20/25	38,614	39,924
3.625%, due 09/20/25	46,545	48,124
3.625%, due 08/20/26	51,886	53,646
3.625%, due 09/20/26	7,548	7,804
3.625%, due 07/20/27	19,512	20,174
3.625%, due 08/20/27	49,437	51,114
3.625%, due 07/20/30	244,187	252,474
3.625%, due 08/20/30	189,237	195,658
4.000%, due 01/20/18	162,527	168,062
4.000%, due 05/20/18	7,010	7,246
4.000%, due 06/20/19	19,370	20,020
4.500%, due 06/20/19	26,049	26,988
GNMA TBA
4.000%, TBA	26,000,000	26,918,112
5.000%, TBA	4,000,000	4,290,000
5.500%, TBA	21,000,000	22,777,974
6.000%, TBA	12,000,000	13,145,628
6.500%, TBA	1,000,000	1,112,656
Total government national mortgage association certificates (cost—$111,006,662)		112,803,423

Federal home loan mortgage corporation certificates*—25.13%
FHLMC
4.500%, due 08/01/40	13,846,199	14,513,474
4.500%, due 09/01/40	20,848,296	21,853,016
5.500%, due 02/01/33	1,259,350	1,364,343
5.500%, due 12/01/33	464,419	503,138
5.500%, due 12/01/34	496,236	537,142
5.500%, due 06/01/35	4,771,433	5,158,792
5.500%, due 06/01/36	4,943,230	5,344,536
5.500%, due 03/01/37	923,269	996,491
6.000%, due 07/01/37	340,380	369,342
6.000%, due 11/01/37	22,105,967	23,986,947
7.000%, due 08/01/25	1,413	1,597
7.500%, due 10/01/17	2,322	2,335
8.000%, due 03/01/13	20,583	20,936
9.000%, due 04/01/25	38,116	44,594
9.750%, due 11/01/16	9,277	9,344
11.000%, due 09/01/15	1,080	1,227
11.000%, due 10/01/15	343	376

UBS PACE Select Advisors Trust

UBS PACE Government Securities Fixed Income Investments

Schedule of investments – October 31, 2010 (unaudited)

Security description	Face amount ($)	Value ($)
Federal home loan mortgage corporation certificates*—(concluded)
11.000%, due 12/01/15	4,664	5,273
11.000%, due 04/01/19	4,687	5,586
11.000%, due 06/01/19	417	469
11.000%, due 08/01/20	41	42
11.000%, due 09/01/20	1,871	2,206
11.500%, due 01/01/16	2,549	2,590
11.500%, due 01/01/18	8,627	10,130
11.500%, due 05/01/19	3,591	3,611
11.500%, due 06/01/19	19,397	23,474
FHLMC ARM
2.483%, due 11/01/27	178,711	187,457
2.512%, due 01/01/28	89,629	92,818
2.545%, due 04/01/29	316,144	330,604
2.572%, due 10/01/23	158,025	165,731
2.599%, due 07/01/24	333,349	336,195
2.640%, due 07/01/28	201,932	211,149
2.646%, due 11/01/29	610,208	638,774
2.660%, due 06/01/28	503,015	526,628
2.672%, due 12/01/29	147,542	154,639
2.768%, due 01/01/29	302,151	316,879
2.780%, due 10/01/27	445,940	468,651
2.790%, due 11/01/25	336,093	355,131
2.808%, due 10/01/27	410,566	431,741
2.875%, due 01/01/30	37,686	38,878
5.099%, due 10/01/29	16,647	17,505
FHLMC TBA
4.000%, TBA	14,000,000	14,360,934
4.500%, TBA	21,000,000	21,990,948
5.000%, TBA	23,000,000	24,390,787
5.500%, TBA	20,000,000	21,425,000
Total federal home loan mortgage corporation certificates (cost—$159,741,119)		161,201,460

Federal housing administration certificates—0.19%
FHA GMAC
7.400%, due 02/01/21	491,098	486,188
FHA Reilly
6.896%, due 07/01/20	753,341	753,341
Total federal housing administration certificates (cost—$1,246,472)		1,239,529

Federal national mortgage association certificates*—67.83%
FNMA
3.500%, due 09/01/40(1)	1,745,647	1,759,129
3.500%, due 10/01/40(1)	13,254,849	13,357,420
4.000%, due 11/01/13	830,045	859,862
4.000%, due 05/01/14	2,247,611	2,335,383
4.000%, due 05/01/18	343,531	363,521
4.000%, due 03/01/19	307,787	325,697
4.000%, due 06/01/19	315,512	333,871
4.000%, due 04/01/23	21,315	22,349
4.000%, due 03/01/24	3,840,000	4,025,048
4.000%, due 08/01/24	748,823	784,908
4.000%, due 02/01/25	3,594,020	3,767,215
4.000%, due 03/01/25	1,309,521	1,375,082
4.000%, due 05/01/25	1,981,973	2,081,200
4.000%, due 05/01/39(1)	588,309	609,307
4.000%, due 09/01/39(1)	3,121,456	3,226,540
4.000%, due 10/01/39(1)	6,816,542	7,034,276
4.000%, due 08/01/40(1)	3,928,769	4,054,262
4.000%, due 09/01/40(1)	45,922,332	47,389,182
4.000%, due 10/01/40(1)	1,992,318	2,055,956

UBS PACE Select Advisors Trust

UBS PACE Government Securities Fixed Income Investments

Schedule of investments – October 31, 2010 (unaudited)

Security description	Face amount ($)	Value ($)
Federal national mortgage association certificates*—(continued)
4.500%, due 01/01/13	133,289	140,920
4.500%, due 03/01/13	299,795	307,289
4.500%, due 09/01/13	136,908	140,562
4.500%, due 11/01/13	701,770	723,153
4.500%, due 12/01/13	796,692	820,969
4.500%, due 03/01/14	31,080	32,714
4.500%, due 02/01/15	219,884	230,441
4.500%, due 03/01/23	110,676	118,279
4.500%, due 04/01/23	400,056	424,448
4.500%, due 05/01/24	2,753,834	2,917,503
4.500%, due 11/01/24	837,719	886,321
4.500%, due 01/01/25	26,629	28,174
4.500%, due 02/01/25	669,726	710,191
4.500%, due 03/01/25	1,034,128	1,095,418
4.500%, due 04/01/25	7,410,283	7,849,433
4.500%, due 06/01/25	894,738	947,766
4.500%, due 09/01/25	92,301	97,656
4.500%, due 05/01/38	805,453	846,283
4.500%, due 08/01/38	1,328,533	1,395,879
4.500%, due 02/01/39	772,460	811,617
4.500%, due 07/01/39	25,228	26,712
4.500%, due 09/01/39	176,310	186,239
4.500%, due 08/01/40	22,941,699	24,104,659
5.000%, due 12/01/22	957,617	1,021,186
5.000%, due 01/01/23	2,571,984	2,742,536
5.000%, due 02/01/23	147,091	156,841
5.000%, due 03/01/23	27,277	29,085
5.000%, due 04/01/23	4,670,665	4,980,247
5.000%, due 05/01/23	48,744	51,975
5.000%, due 06/01/23	890,006	948,997
5.000%, due 07/01/23	920,512	981,525
5.000%, due 09/01/23	65,205	69,527
5.000%, due 10/01/23	52,772	56,270
5.000%, due 12/01/23	1,517,380	1,617,956
5.000%, due 01/01/24	1,451,191	1,547,379
5.000%, due 05/01/24	48,451	51,663
5.000%, due 08/01/24	1,861,919	1,985,332
5.000%, due 12/01/24	235,103	250,686
5.000%, due 12/01/33	4,982,033	5,341,896
5.000%, due 02/01/38	949,546	1,009,920
5.000%, due 04/01/38	5,376,885	5,718,758
5.000%, due 05/01/38	1,227,052	1,305,070
5.000%, due 03/01/39	2,710,132	2,883,024
5.000%, due 04/01/39	616,324	655,500
5.000%, due 07/01/39	5,315,943	5,653,881
5.000%, due 06/01/40	978,586	1,040,709
5.500%, due 06/01/17	96,752	100,052
5.500%, due 02/01/32	47,208	51,299
5.500%, due 11/01/32	870,368	943,883
5.500%, due 12/01/33	7,747	8,399
5.500%, due 04/01/34	384,295	416,403
5.500%, due 11/01/34	1,449,449	1,568,705
5.500%, due 01/01/35	244,261	264,390
5.500%, due 05/01/37	2,220,927	2,403,658
5.500%, due 07/01/37	3,841,951	4,128,040
5.500%, due 01/01/38	13,489,792	14,494,300
5.500%, due 07/01/38	481,764	517,563
5.500%, due 06/01/39	11,178,474	12,083,231
6.000%, due 11/01/21	765,044	832,992
6.000%, due 06/01/22	190,942	207,394
6.000%, due 01/01/23	1,046,789	1,144,993
6.000%, due 03/01/23	2,664,410	2,901,049

UBS PACE Select Advisors Trust

UBS PACE Government Securities Fixed Income Investments

Schedule of investments – October 31, 2010 (unaudited)

Security description	Face amount ($)	Value ($)
Federal national mortgage association certificates*—(continued)
6.000%, due 11/01/26	257,618	281,423
6.000%, due 01/01/32	42,115	46,850
6.000%, due 04/01/32	55,287	61,434
6.000%, due 09/01/32	57,418	63,802
6.000%, due 10/01/32	67,946	75,501
6.000%, due 01/01/33	256,794	285,345
6.000%, due 02/01/33	163,302	180,948
6.000%, due 09/01/34	1,064,782	1,177,290
6.000%, due 04/01/35	5,190	5,689
6.000%, due 05/01/35	586,912	643,599
6.000%, due 06/01/35	276,924	305,590
6.000%, due 07/01/35	670,742	735,892
6.000%, due 08/01/35	344,572	377,714
6.000%, due 09/01/35	155,084	170,436
6.000%, due 01/01/36	312,465	342,787
6.000%, due 09/01/36	406,203	444,766
6.000%, due 10/01/36	873,425	951,429
6.000%, due 11/01/36	12,007	13,085
6.000%, due 01/01/37	563,438	613,755
6.000%, due 03/01/37	246,905	270,042
6.000%, due 04/01/37	358,849	392,355
6.000%, due 07/01/37	185,788	203,136
6.000%, due 08/01/37	3,741,174	4,068,276
6.000%, due 09/01/37	2,952,098	3,210,209
6.000%, due 11/01/37	1,337,115	1,457,086
6.000%, due 12/01/37	78,266	85,109
6.000%, due 02/01/38	915,264	994,430
6.000%, due 04/01/38	111,204	120,822
6.000%, due 07/01/38	42,357	46,021
6.000%, due 09/01/38	5,131,538	5,677,308
6.000%, due 10/01/38	2,858,676	3,113,647
6.000%, due 11/01/38	2,706,105	2,958,775
6.000%, due 01/01/39	3,695,332	4,035,273
6.000%, due 04/01/39	149,368	163,109
6.000%, due 09/01/39	40,410	43,893
6.500%, due 09/01/12	1,851	2,029
6.500%, due 12/01/12	4,960	5,438
6.500%, due 01/01/13	1,851	2,029
6.500%, due 02/01/13	8,077	8,855
6.500%, due 03/01/13	11,157	12,231
6.500%, due 04/01/13	942	1,033
6.500%, due 06/01/13	21,342	23,397
6.500%, due 07/01/13	3,861	4,233
6.500%, due 08/01/13	4,330	4,747
6.500%, due 09/01/13	15,694	17,205
6.500%, due 10/01/13	9,703	10,637
6.500%, due 11/01/13	24,864	27,257
6.500%, due 07/01/19	69,315	76,679
6.500%, due 09/01/36	3,831,029	4,246,200
6.500%, due 10/01/36	2,080,619	2,316,500
6.500%, due 11/01/36	72,872	81,840
6.500%, due 05/01/37	28,108	31,040
6.500%, due 08/01/37	3,200,873	3,594,458
6.500%, due 11/01/37	8,182,755	9,148,667
7.500%, due 11/01/26	27,203	31,038
8.000%, due 11/01/26	41,956	48,292
9.000%, due 10/01/19	22,929	23,164
9.000%, due 02/01/26	31,296	36,282
10.500%, due 02/01/12	185	187
10.500%, due 09/01/15	7,869	8,851
10.500%, due 08/01/20	1,181	1,282
10.500%, due 04/01/22	879	983

UBS PACE Select Advisors Trust

UBS PACE Government Securities Fixed Income Investments

Schedule of investments – October 31, 2010 (unaudited)

Security description	Face amount ($)	Value ($)
Federal national mortgage association certificates*—(concluded)
11.000%, due 10/01/15	1,784	1,827
11.000%, due 02/01/16	1,350	1,361
FNMA ARM
0.155%, due 03/01/44	700,837	709,436
1.750%, due 09/01/15	46,693	46,920
1.962%, due 10/01/26	749,211	752,814
2.353%, due 09/01/26	39,789	41,202
2.454%, due 02/01/26	52,774	54,988
2.604%, due 02/01/30	68,903	71,898
2.630%, due 02/01/29	7,990	8,366
2.907%, due 12/01/27	45,478	47,715
3.521%, due 05/01/30	122,283	128,196
3.645%, due 07/01/30	26,789	27,466
4.107%, due 03/01/25	240,661	252,993
FNMA TBA
3.500%, TBA	9,000,000	9,313,596
4.000%, TBA	5,000,000	5,237,500
4.500%, TBA	22,000,000	23,116,572
5.000%, TBA	69,000,000	73,334,028
5.500%, TBA	33,500,000	36,014,619
6.000%, TBA	7,000,000	7,599,375
6.500%, TBA	2,000,000	2,206,876
Total federal national mortgage association certificates (cost—$429,674,983)		435,118,276

Collateralized mortgage obligations—14.45%
Adjustable Rate Mortgage Trust, Series 2005-8, Class 3A21
5.317%, due 11/25/35	2,555,716	2,065,138
Banc of America Commercial Mortgage, Inc., Series 2006-3, Class A4
5.889%, due 07/10/44(2)	2,000,000	2,190,085
Bear Stearns Asset Backed Securities Trust,
Series 2003-AC5, Class A1
5.250%, due 10/25/33(3)	2,961,100	2,985,500
Series 2004-AC3, Class A2
5.500%, due 06/25/34(3)	2,992,866	2,798,479
Bear Stearns Commercial Mortgage Securities, Inc., Series 2006-BBA7, Class A2
0.416%, due 03/15/19(4),(5)	3,500,000	3,181,752
Chevy Chase Funding LLC, Series 2004-1, Class A1
0.536%, due 01/25/35(4),(5)	268,328	206,218
Chevy Chase Mortgage Funding Corp., Series 2007-2A, Class A1
0.386%, due 05/25/48(4),(5)	1,938,909	831,682
Countrywide Alternative Loan Trust, Series 2006-0A2, Class A1
0.466%, due 05/20/46(5)	4,376,017	2,335,274
Federal Agricultural Mortgage Corp. ARM, Series 2002, Class AA1
7.863%, due 04/25/11(6)	562,678	559,545
FHLMC REMIC,*
Series 0023, Class KZ
6.500%, due 11/25/23	74,467	82,653
Series 0159, Class H
4.500%, due 09/15/21	19,224	19,270
Series 1003, Class H
1.063%, due 10/15/20(5)	82,601	82,623

UBS PACE Select Advisors Trust

UBS PACE Government Securities Fixed Income Investments

Schedule of investments – October 31, 2010 (unaudited)

Security description	Face amount ($)	Value ($)
Collateralized mortgage obligations—(continued)
Series 1349, Class PS
7.500%, due 08/15/22	3,889	4,566
Series 1502, Class PX
7.000%, due 04/15/23	558,400	568,941
Series 1534, Class Z
5.000%, due 06/15/23	280,818	280,871
Series 1573, Class PZ
7.000%, due 09/15/23	96,625	112,054
Series 1658, Class GZ
7.000%, due 01/15/24	46,675	49,563
Series 1694, Class Z
6.500%, due 03/15/24	406,510	443,745
Series 1775, Class Z
8.500%, due 03/15/25	8,695	9,845
Series 2411, Class FJ
0.603%, due 12/15/29(5)	67,412	67,505
Series 3312, Class FN
0.437%, due 07/15/36	3,958,226	3,948,660
FNMA REMIC,*
Trust 1987-002, Class Z
11.000%, due 11/25/17	251,652	320,306
Trust 1988-007, Class Z
9.250%, due 04/25/18	219,317	247,120
Trust 1992-074, Class Z
8.000%, due 05/25/22	41	50
Trust 1992-129, Class L
6.000%, due 07/25/22	13,214	14,543
Trust 1992-158, Class ZZ
7.750%, due 08/25/22	38,401	45,614
Trust 1993-037, Class PX
7.000%, due 03/25/23	517,056	570,327
Trust 1993-240, Class Z
6.250%, due 12/25/13	1,600	1,687
Trust 1993-250, Class Z
7.000%, due 12/25/23	17,552	18,744
Trust 2004-72, Class F
0.756%, due 09/25/34(5)	3,573,913	3,601,072
Trust 2005-088, Class A
0.420%, due 10/25/35(5)	3,631,610	3,538,156
Trust 2007-4, Class DF
0.701%, due 02/25/37(5)	3,813,301	3,809,369
Trust G92-040, Class ZC
7.000%, due 07/25/22	53,845	61,278
Trust G94-006, Class PJ
8.000%, due 05/17/24	66,527	77,734
GNMA REMIC,
Trust 2000-009, Class FH
0.753%, due 02/16/30(5)	52,963	53,306
Trust 2010-H01, Class FA
1.076%, due 01/20/60(5),(6)	5,965,512	5,997,678
Indymac Index Mortgage Loan Trust, Series 2005-AR2, Class 2A1A
0.576%, due 02/25/35(5)	1,246,219	812,500
JPMorgan Alternative Loan Trust, Series 2008-R4, Class 2A1
0.756%, due 06/27/37(4),(5)	4,423,569	3,849,239
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-FL1A, Class A1
0.631%, due 07/15/19(4),(5)	9,143,255	8,215,983

UBS PACE Select Advisors Trust

UBS PACE Government Securities Fixed Income Investments

Schedule of investments – October 31, 2010 (unaudited)

Security description	Face amount ($)	Value ($)
Collateralized mortgage obligations—(concluded)
MLCC Mortgage Investors, Inc., Series 2004-1, Class 2A2
2.307%, due 12/25/34(2)	1,174,600	1,142,337
Mortgage Equity Conversion Asset Trust,
Series 2006-SFG3, Class A
0.770%, due 10/25/41(4),(5),(6)	1,458,453	1,392,311
Series 2007-FF1, Class A
0.740%, due 01/25/42(4),(5),(6)	1,699,467	1,622,921
Series 2007-FF3, Class A
0.750%, due 05/25/42(4),(5),(6)	6,513,286	6,215,888
RBSSP, Resecuritization Trust Certificate, Series 2009-6, Class 18A1
0.756%, due 12/26/36(4),(5)	3,944,544	3,693,125
RiverView HECM Trust, Series 2008-1, Class A1
1.006%, due 09/26/41(4),(5),(6)	7,336,162	7,198,051
Sequoia Mortgage Trust, Series 5, Class A
0.606%, due 10/19/26(5)	550,096	472,114
Structured ARM Loan, Series 2007-4, Class 1A2
0.476%, due 05/25/37	607,248	363,899
Structured Asset Mortgage Investments, Inc.,
Series 2006-AR3, Class 11A1
0.466%, due 04/25/36(5)	1,935,483	1,081,770
Series 2007-AR5, Class A2
0.806%, due 09/25/47(5)	10,683,593	3,838,102
WaMu Mortgage Pass Through Certificates, Series 2003-R1, Class X
0.616%, due 12/25/27(2),(4),(6)	1,367,614	75,219
Washington Mutual Mortgage Pass-Through Certificates,
Series 2003-AR9, Class 1A6
2.711%, due 09/25/33(5)	4,200,234	4,059,215
Series 2003-AR9, Class 2A
2.777%, due 09/25/33(5)	983,343	992,679
Washington Mutual, Series 2003-R1, Class A1
0.796%, due 12/25/27(5)	1,345,220	1,183,620
Wells Fargo Mortgage Backed Securities Trust, Series 2007-14, Class 1A1
6.000%, due 10/25/37	5,714,858	5,280,426
Total collateralized mortgage obligations (cost—$96,875,124)		92,670,352

Asset-backed securities—0.74%
Bank of America Credit Card Trust, Series 2008-A5, Class A5
1.456%, due 12/16/13(5)	2,730,000	2,749,789
Countrywide Asset-Backed Certificates, Series 2005-13, Class 3AV3
0.506%, due 04/25/36(5)	1,318,441	1,203,494
EMC Mortgage Loan Trust, Series 2003-A, Class A2
1.006%, due 08/25/40(4),(5)	342,903	224,784
Green Tree Financial Corp., Series 1998-2, Class A5
6.240%, due 12/01/28	54,173	54,931
Renaissance Home Equity Loan Trust, Series 2003-2, Class A
0.696%, due 08/25/33(5)	502,386	457,590

UBS PACE Select Advisors Trust

UBS PACE Government Securities Fixed Income Investments

Schedule of investments – October 31, 2010 (unaudited)

Security description	Face amount ($)	Value ($)
Asset-backed securities—(concluded)
Specialty Underwriting & Residential Financing, Series 2003-BC1, Class A
0.936%, due 01/25/34(5)	57,784	46,378
Wells Fargo Home Equity Trust, Series 2005-2, Class AII2
0.496%, due 10/25/35(5)	19,532	19,513
Total asset-backed securities (cost—$4,934,576)		4,756,479

Stripped mortgage-backed securities—0.01%
FHLMC REMIC,*
Series 0013, Class B
7.000%, due 06/25/23(7),(8)	197,520	38,151
Series 2136, Class GD
7.000%, due 03/15/29(7),(8)	13,587	2,755
Series 2178, Class PI
7.500%, due 08/15/29(7),(8)	79,703	17,215
Total stripped mortgage-backed securities (cost—$43,799)		58,121

Short-term US government obligations—0.09%
US Treasury Bills
0.171%, due 12/09/10(9)	309,000	308,951
0.192%, due 01/20/11(9)	260,000	259,891
Total short-term US government obligations (cost—$568,842)		568,842

Repurchase agreements—16.91%
Repurchase agreement dated 10/29/10 with Deutsche Bank Securities, Inc., 0.220% due 11/01/10, collateralized by $33,382,000 US Treasury Bonds, 8.125% due 05/15/21; (value—$51,256,904); proceeds: $50,000,917	50,000,000	50,000,000
Repurchase agreement dated 10/29/10 with JP Morgan Securities LLC, 0.220% due 11/01/10, collateralized by $50,000,000 Federal Home Loan Bank obligations, 1.375% due 06/08/12; (value—$51,225,607); proceeds: $50,000,917	50,000,000	50,000,000
Repurchase agreement dated 10/29/10 with State Street Bank & Trust Co., 0.010% due 11/01/10, collateralized by $8,181,339 US Treasury Notes, 1.375% to 2.500% due 05/15/13 to 05/31/15; (value—$8,621,262); proceeds: $8,452,007	8,452,000	8,452,000
Total repurchase agreements (cost—$108,452,000)		108,452,000
Total investments before investments sold short (cost—$912,543,577)—142.93%		916,868,482

Investments sold short—(13.32)%
FNMA TBA*
3.500%, TBA	(15,000,000)	(15,100,785)
4.000%, TBA	(60,000,000)	(61,856,280)
GNMA TBA
4.500%, TBA	(8,000,000)	(8,460,000)
Total investments sold short (proceeds—$85,093,672)—(13.32)%		(85,417,065)
Liabilities in excess of other assets—(29.61)%		(189,930,177)
Net assets—100.00%		641,521,240

UBS PACE Select Advisors Trust

UBS PACE Government Securities Fixed Income Investments

Schedule of investments – October 31, 2010 (unaudited)

Aggregate cost for federal income tax purposes before investments sold short, which was substaintially the same for book purposes, was $912,543,577; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$11,634,793
Gross unrealized depreciation	(7,309,888)
Net unrealized appreciation	$4,324,905

*

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

(1)	Entire amount pledged as collateral for investments sold short.
(2)	Variable rate security. The interest rate shown is the current rate as of October 31, 2010.
(3)	Step bond that converts to the noted fixed rate at a designated future date.
(4)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 5.72% of net assets as of October 31, 2010, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(5)	Floating rate security. The interest rate shown is the current rate as of October 31, 2010.
(6)	Security is being fair valued by a valuation committee under the direction of the board of trustees.
(7)	Illiquid securities representing 0.15% of net assets as of October 31, 2010.
(8)

Interest Only Security. This security entitles the holder to receive interest payments from an underlying pool of mortgages. The risk associated with this security is related to the speed of the principal paydowns. High prepayments would result in a smaller amount of interest being received and cause the yield to decrease. Low prepayments would result in a greater amount of interest being received and cause the yield to increase.

(9)	Rate shown is the discount rate at date of purchase.

ARM	Adjustable Rate Mortgage—The interest rate shown is the current rate as of October 31, 2010.
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GMAC	General Motors Acceptance Corporation
GNMA	Government National Mortgage Association
MLCC	Merrill Lynch Credit Corporation
REMIC	Real Estate Mortgage Investment Conduit
TBA

(To Be Announced) Security is purchased on a forward commitment basis with an approximate principal amount (generally +/- 1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

UBS PACE Select Advisors Trust

UBS PACE Government Securities Fixed Income Investments

Schedule of investments – October 31, 2010 (unaudited)

Written options

			Pay/
Notional			receive				Unrealized
amount			floating	Expiration	Premiums	Current	appreciation
(000)	Call options written	Counterparty	rate	dates	received ($)	value ($)	(depreciation) ($)
2,500	USD 3 Month LIBOR(10) Interest Rate Swap, strike @ 3.250%(7)	Credit Suisse International	Receive	01/24/11	15,250	(115,772)	(100,522)
7,400	USD 3 Month LIBOR(10) Interest Rate Swap, strike @ 3.250%(7)	Deutsche Bank AG	Receive	01/24/11	44,400	(342,684)	(298,284)
					59,650	(458,456)	(398,806)

	Put options written
2,500	USD 3 Month LIBOR(10) Interest Rate Swap, strike @ 5.000%(7)	Credit Suisse International	Pay	01/24/11	24,000	(29)	23,971
7,400	USD 3 Month LIBOR(10) Interest Rate Swap, strike @ 5.000%(7)	Deutsche Bank AG	Pay	01/24/11	76,960	(84)	76,876
					100,960	(113)	100,847
					160,610	(458,569)	(297,959)

(10)	3 Month LIBOR (USD on London Interbank Offered Rate) at October 31, 2010 was 0.286%.

LIBOR	London Interbank Offered Rate

Currency type abbreviation:
USD	United States Dollar

Written option activity for the three months ended October 31, 2010 was as follows:

	Number of
	contracts/
	Notional
	amount	Premiums
	(000)	received ($)
Options outstanding at July 31, 2010	114,501	1,092,053
Options terminated in closing purchase transactions	(94,701)	(931,443)
Options outstanding at October 31, 2010	19,800	160,610

UBS PACE Select Advisors Trust

UBS PACE Government Securities Fixed Income Investments

Schedule of investments – October 31, 2010 (unaudited)

Interest rate swaps

				Rate type
Counterparty	Notional amount (000)		Termination dates	Payments made by the Portfolio (%)		Payments received by the Portfolio (%)	Upfront payment made ($)	Value ($)	Unrealized depreciation ($)
Morgan Stanley Capital Services, Inc.	USD	7,000	12/15/20	0.286	(11)	2.750	(70,000)	2,291	(67,709	)(7)

(11)	Rate based on 3 Month LIBOR (USD on London Interbank Offered Rate).

Currency type abbreviation:
USD	United States Dollar

UBS PACE Select Advisors Trust

UBS PACE Government Securities Fixed Income Investments

Schedule of investments – October 31, 2010 (unaudited)

Credit default swaps on credit indices — buy protection(12)

				Rate type						Unrealized
Counterparty	Notional amount (000)		Termination date	Payments made by the Portfolio (%)		Payments received by the Portfolio (%)		Upfront payments made ($)	Value ($)	appreciation (depreciation) ($)
Morgan Stanley Capital Services, Inc.	USD	5,000	02/17/51	0.350	(13)	—	(14)	(550,664)	343,750	(206,914	)(7)
Citibank N.A.	USD	5,000	02/17/51	0.350	(13)	—	(14)	(198,701)	343,750	145,049	(7)
								(749,365)	687,500	(61,865)

(12)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(13)	Payments are based on the notional amount.
(14)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or by a restructuring event with respect to the CMBX.NA.AAA Index.

Currency type abbreviation:

USD  United States Dollar

UBS PACE Select Advisors Trust

UBS PACE Government Securities Fixed Income Investments

Schedule of investments – October 31, 2010 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of October 31, 2010 in valuing the Portfolio’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Government national mortgage association certificates	—	112,803,423	—	112,803,423
Federal home loan mortgage corporation certificates	—	161,201,460	—	161,201,460
Federal housing administration certificates	—	—	1,239,529	1,239,529
Federal national mortgage association certificates	—	435,118,276	—	435,118,276
Collateralized mortgage obligations	—	76,806,790	15,863,562	92,670,352
Asset-backed securities	—	4,756,479	—	4,756,479
Stripped mortgage-backed securities	—	58,121	—	58,121
Short-term US government obligations	—	568,842	—	568,842
Repurchase agreements	—	108,452,000	—	108,452,000
Federal national mortgage association and government national mortgage association certificates sold short	—	(85,417,065)	—	(85,417,065)
Written options		(458,569)		(458,569)
Swap agreements	—	689,791	—	689,791
Total	—	814,579,548	17,103,091	831,682,639

At October 31, 2010, there were no transfers between Level 1 and Level 2.

The following is a rollforward of the Portfolio’s investments that were valued using unobservable inputs (Level 3) for the three months ended October 31, 2010:

	Federal housing administration certificates ($)	Collateralized mortgage obligations ($)	Total ($)
Beginning balance	1,257,578	16,097,006	17,354,584
Net purchases/(sales)	(18,153)	(136,636)	(154,789)
Accrued discounts/(premiums)	(104)	13,274	13,170
Total realized gain/(loss)	—	—	—
Total unrealized appreciation/depreciation	208	(110,082)	(109,874)
Net transfers in/(out) of Level 3	—	—	—
Ending balance	1,239,529	15,863,562	17,103,091

The change in unrealized appreciation/depreciation relating to the Level 3 investments held at October 31, 2010 was $(109,874).

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated July 31, 2010.

UBS PACE Select Advisors Trust

UBS PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2010 (unaudited)

Security description	Face amount (1)	Value ($)
US government obligations—50.70%
US Treasury Bonds
3.875%, due 08/15/40	5,785,000	5,662,069
4.375%, due 05/15/40	8,925,000	9,506,553
6.250%, due 08/15/23	1,155,000	1,544,091
7.250%, due 08/15/22	4,690,000	6,731,613
8.000%, due 11/15/21	3,610,000	5,394,694
8.125%, due 05/15/21	4,265,000	6,384,172
8.125%, due 08/15/21	1,615,000	2,425,528
US Treasury Notes
0.375%, due 10/31/12	280,000	280,175
0.500%, due 10/15/13	43,565,000	43,561,602
0.625%, due 07/31/12	1,520,000	1,527,782
1.250%, due 09/30/15	5,000,000	5,023,440
1.250%, due 10/31/15	102,570,000	102,922,636
2.625%, due 08/15/20(2)	46,585,000	46,628,697
3.625%, due 08/15/19	4,955,000	5,435,015
Total US government obligations (cost—$243,345,729)		243,028,067

Federal farm credit bank certificate—1.33%
FFCB
2.625%, due 04/17/14 (cost—$5,990,557)	6,000,000	6,369,276

Federal home loan bank certificate—0.49%
FHLB
5.625%, due 06/13/16 (cost—$2,181,036)	2,085,000	2,334,773

Federal national mortgage association certificates**—0.52%
FNMA
4.625%, due 05/01/13	845,000	916,199
5.250%, due 08/01/12	1,460,000	1,571,572
Total federal national mortgage association certificates (cost—$2,296,432)		2,487,771

Collateralized mortgage obligations—9.09%
Arkle Master Issuer PLC, Series 2010-2A, Class 1A1
1.655%, due 05/17/60(3),(4)	2,015,000	2,016,087
Banc of America Commercial Mortgage, Inc.,
Series 2001-1, Class A2
6.503%, due 04/15/36	982,385	991,588
Series 2002-PB2, Class A4
6.186%, due 06/11/35	2,051,491	2,145,402
Bear Stearns Alternative Loan Trust-A Trust, Series 2004-13, Class A1
0.996%, due 11/25/34(3)	460,337	376,887
Bear Stearns ARM Trust, Series 2004-5, Class 2A
3.299%, due 07/25/34	1,031,676	953,259
Bear Stearns Commercial Mortgage Securities, Series 2003-T12, Class A4
4.680%, due 08/13/39	2,400,000	2,583,950
Commercial Mortgage Pass-Through Certificates, Series 2004-LB3A, Class A3
5.090%, due 07/10/37(5)	1,280,000	1,305,183

UBS PACE Select Advisors Trust

UBS PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2010 (unaudited)

Security description	Face amount (1)	Value ($)
Collateralized mortgage obligations—(continued)
Countrywide Home Loans, Series 2006-0A5, Class 2A1
0.456%, due 04/25/46(3)	492,896	281,193
CWCapital COBALT, Series 2007-C3, Class A4
5.818%, due 05/15/46(5)	840,000	884,199
FHLMC REMIC,**
Trust 2626, Class NA
5.000%, due 06/15/23	24,050	24,052
Trust 3154, Class PJ
5.500%, due 03/15/27	144,077	144,125
Trust 3159, Class TA
5.500%, due 11/15/26	388,429	390,094
Trust 3162, Class OA
6.000%, due 10/15/26	320,888	323,619
Trust 3184, Class LA
6.000%, due 03/15/28	262,460	263,161
Trust 3303, Class PA
5.500%, due 01/15/22	72,343	72,367
First Union National Bank Commercial Mortgage Trust,
Series 2001-C2, Class A2
6.663%, due 01/12/43	1,588,792	1,604,335
Series 2001-C3, Class A3
6.423%, due 08/15/33	2,425,103	2,473,151
FNMA REMIC,**
Trust 2004-25, Class PA
5.500%, due 10/25/30	248,329	250,885
Trust 2004-36, Class BS
5.500%, due 11/25/30	216,057	218,658
Trust 2005-97, Class HM
5.000%, due 01/25/26	102,244	102,264
Trust 2005-109, Class PV
6.000%, due 10/25/32	1,291,885	1,425,970
Trust 2005-118, Class MC
6.000%, due 01/25/32	421,621	424,822
Trust 2005-118, Class WA
6.000%, due 10/25/33	435,074	438,525
Trust 2006-26, Class QA
5.500%, due 06/25/26	286,989	290,169
Trust 2006-62, Class TA
5.500%, due 06/25/28	177,392	180,626
GMAC Commercial Mortgage Securities, Inc.,
Series 2001-C1, Class A2
6.465%, due 04/15/34	1,855,421	1,868,172
Series 2004-C3, Class A3
4.207%, due 12/10/41	668,373	669,687
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4
5.736%, due 12/10/49	1,451,000	1,530,852
JPMorgan Chase Commercial Mortgage Securities,
Series 2004-CB8, Class A1A
4.158%, due 01/12/39(4)	2,146,851	2,209,572
Series 2004-CBX, Class A4
4.529%, due 01/12/37	2,090,000	2,125,135
Series 2006-LDP8, Class A4,
5.399%, due 05/15/45	385,000	420,646
JPMorgan Mortgage Trust,
Series 2006-S2, Class 2A2
5.875%, due 07/25/36	228,696	221,550
Series 2007-S1, Class 1A2

UBS PACE Select Advisors Trust

UBS PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2010 (unaudited)

Security description	Face amount (1)	Value ($)
Collateralized mortgage obligations—(concluded)
5.500%, due 03/25/22	182,855	172,326
Morgan Stanley Capital I,
Series 2005-HQ6, Class A4A
4.989%, due 08/13/42	2,980,000	3,238,920
Series 2007-IQ14, Class A4
5.692%, due 04/15/49(5)	2,000,000	2,083,328
Small Business Administration, Series 2004-P10B, Class 1
4.754%, due 08/10/14	508,464	543,125
Structured ARM Loan Trust, Series 2004-13, Class A2
0.556%, due 09/25/34	215,514	165,292
Structured Asset Securities Corp.,
Series 2003-AL1, Class A
3.357%, due 04/25/31(4)	598,480	572,376
Series 2004-6, Class 4A1 ARM
4.832%, due 06/25/34	2,384,681	2,234,339
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A1
5.640%, due 08/15/39(5)	1,980,956	2,030,073
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C21, Class A3
5.202%, due 10/15/44(5)	227,260	229,449
Series 2006-C28, Class A4
5.572%, due 10/15/48	1,385,000	1,469,780
WaMu Mortgage Pass Through Certificates, Series 2007-0A4, Class 1A
1.123%, due 05/25/47(3)	566,034	354,461
Washington Mutual Asset Securities Corp., Series 2005-C1A, Class A2
5.150%, due 05/25/36(4),(5)	146,240	146,515
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR4, Class 2A4
5.667%, due 04/25/36(3)	1,200,000	1,117,444
Total collateralized mortgage obligations (cost—$42,719,886)		43,567,613

Asset-backed securities—4.23%
321 Henderson Receivables LLC, Series 2010-3A, Class A
3.820%, due 12/15/48(4)	2,365,000	2,364,523
Bank of America Auto Trust, Series 2009-2A, Class A2
1.160%, due 02/15/12(4)	568,708	568,998
Citibank Omni Master Trust, Series 2009, Class A14
3.006%, due 08/15/18(3),(4)	1,080,000	1,128,009
Countrywide Asset-Backed Certificates, Series 2006-2, Class 2A2
0.446%, due 06/25/36(3)	907,773	786,817
Credit Acceptance Auto Loan Trust, Series 2010-1, Class A
2.060%, due 04/16/18(4)	1,185,000	1,184,862
Ford Credit Floorplan Master Owner Trust, Series 2006-4, Class A
0.506%, due 06/15/13(3)	1,185,000	1,179,376
Lehman XS Trust, Series 2005-6, Class 1A1
0.516%, due 11/25/35(3)	512,387	269,701

UBS PACE Select Advisors Trust

UBS PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2010 (unaudited)

Security description	Face amount (1)	Value ($)
Asset-backed securities—(concluded)
Sallie Mae Student Loan Trust,
Series 2005-8, Class A4
1.038%, due 01/25/28(3)	3,300,000	3,240,642
Series 2008-5, Class A2
1.388%, due 10/25/16(3)	4,083,095	4,151,699
Series 2008-5, Class A3
1.588%, due 01/25/18(3)	1,100,000	1,133,532
Series 2008-5, Class A4
1.988%, due 07/25/23(3)	2,950,000	3,078,083
Series 2010-C, Class A1
1.906%, due 12/15/17(3),(4)	1,198,804	1,199,121
Total asset-backed securities (cost—$20,265,238)		20,285,363

Corporate notes—33.55%
Airlines—0.07%
Continental Airlines 1999-1 Pass Through Trust, Class A
6.545%, due 02/02/19	303,866	320,578

Automotive—0.30%
DaimlerChrysler N.A. Holding
5.750%, due 09/08/11	1,150,000	1,197,196
6.500%, due 11/15/13	200,000	230,382
		1,427,578
Banking-non-US—5.09%
Achmea Hypotheekbank N.V.
3.200%, due 11/03/14(4)	1,605,000	1,720,112
Bank of Nova Scotia
1.650%, due 10/29/15(4)	3,805,000	3,791,449
Credit Suisse AG
5.400%, due 01/14/20	900,000	974,867
DEPFA Asset Covered Securities Bank
4.875%, due 10/28/15(4)	1,300,000	1,336,037
5.500%, due 06/28/11(4)	1,100,000	1,124,241
Deutsche Bank AG London
5.375%, due 10/12/12	2,450,000	2,666,112
DnB NOR Boligkreditt
2.100%, due 10/14/15(4)	1,700,000	1,698,022
Eksportfinans A/S
1.875%, due 04/02/13	3,585,000	3,675,815
5.500%, due 05/25/16	1,275,000	1,504,179
Eksportfinans ASA
2.000%, due 09/15/15	3,090,000	3,128,464
HSBC Bank PLC
3.500%, due 06/28/15(4)	1,020,000	1,080,058
Toronto-Dominion Bank
2.200%, due 07/29/15(4)	1,690,000	1,720,400
		24,419,756
Banking-US—5.44%
Bank of America Corp.
5.625%, due 07/01/20	500,000	518,469
5.750%, due 12/01/17	2,775,000	2,941,109
Dexia Credit Local
2.750%, due 04/29/14(4)	15,375,000	15,796,813

UBS PACE Select Advisors Trust

UBS PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2010 (unaudited)

Security description	Face amount (1)	Value ($)
Corporate notes—(continued)
Banking-US—(concluded)
Dexia Credit Local SA
2.000%, due 03/05/13(4)	1,345,000	1,361,724
JPMorgan Chase Bank N.A.
6.000%, due 07/05/17	1,825,000	2,073,669
6.000%, due 10/01/17	1,450,000	1,650,187
State Street Capital Trust III
8.250%, due 03/15/11(5),(6)	1,725,000	1,756,481
		26,098,452
Beverages—0.75%
Anheuser-Busch InBev Worldwide, Inc.
3.000%, due 10/15/12	3,365,000	3,497,635
5.375%, due 01/15/20	75,000	85,154
		3,582,789
Diversified financial services—1.12%
General Electric Capital Corp.
4.375%, due 09/16/20	1,190,000	1,200,369
5.500%, due 01/08/20(7)	1,220,000	1,342,859
General Electric Capital Corp. MTN
0.409%, due 04/10/12(3)	2,850,000	2,839,381
		5,382,609
Electric-integrated—2.25%
Carolina Power & Light Co.
5.300%, due 01/15/19	975,000	1,128,149
Duke Energy Corp.
3.950%, due 09/15/14	1,845,000	1,995,943
EDP Finance BV
5.375%, due 11/02/12(4)	5,300,000	5,533,025
Florida Power & Light Co.
5.625%, due 04/01/34	105,000	113,276
Florida Power Corp.
4.800%, due 03/01/13	340,000	369,625
Pacificorp
5.500%, due 01/15/19	1,400,000	1,634,514
		10,774,532
Electronics—0.08%
Jabil Circuit, Inc.
5.625%, due 12/15/20	385,000	387,406

Financial services—4.06%
Credit Suisse Guernsey
5.860%, due 05/15/17(5),(6)	2,290,000	2,241,337
Goldman Sachs Group, Inc.
3.700%, due 08/01/15	1,030,000	1,066,571
5.250%, due 10/15/13	2,530,000	2,766,864
6.000%, due 06/15/20	1,125,000	1,250,225
JPMorgan Chase & Co.
4.250%, due 10/15/20	2,985,000	3,006,776
4.400%, due 07/22/20	490,000	498,617
7.900%, due 04/30/18(5),(6)	1,850,000	1,972,118
Merrill Lynch & Co., Inc.
6.400%, due 08/28/17	650,000	708,190

UBS PACE Select Advisors Trust

UBS PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2010 (unaudited)

Security description	Face amount (1)	Value ($)
Corporate notes—(continued)
Financial services—(concluded)
Morgan Stanley
4.000%, due 07/24/15	520,000	535,784
4.200%, due 11/20/14	2,180,000	2,266,393
Morgan Stanley MTN
5.625%, due 09/23/19	795,000	834,797
6.250%, due 08/28/17	740,000	816,281
SLM Corp.
3.355%, due 01/31/14(3)	1,700,000	1,520,089
		19,484,042
Food products—0.76%
Kraft Foods, Inc.
5.375%, due 02/10/20	720,000	806,663
6.000%, due 02/11/13	575,000	638,102
6.500%, due 08/11/17	1,625,000	1,952,972
6.500%, due 02/09/40	200,000	229,232
		3,626,969
Health care equipment & supplies—0.24%
CareFusion Corp.
6.375%, due 08/01/19	725,000	859,182
Covidien International Finance SA
2.800%, due 06/15/15	300,000	312,120
		1,171,302
Insurance—2.26%
Chubb Corp.
6.375%, due 03/29/67(3)	425,000	436,156
Manulife Financial Corp.
3.400%, due 09/17/15	1,000,000	1,015,711
Metropolitan Life Global Funding I
2.875%, due 09/17/12(4)	2,050,000	2,113,997
5.125%, due 04/10/13(4)	1,850,000	2,015,050
5.125%, due 06/10/14(4)	245,000	273,150
Pricoa Global Funding I
5.400%, due 10/18/12(4)	2,175,000	2,330,900
Prudential Financial, Inc. MTN
4.750%, due 09/17/15	360,000	392,559
5.800%, due 06/15/12	975,000	1,040,615
Teachers Insurance & Annuity Association of America
6.850%, due 12/16/39(4)	625,000	734,499
Travelers Cos., Inc.
6.250%, due 03/15/37(3)	450,000	468,000
		10,820,637
Media—1.89%
Comcast Cable Communications Holdings, Inc.
9.455%, due 11/15/22	650,000	923,094
Comcast Corp.
6.450%, due 03/15/37	120,000	131,895
COX Communications, Inc.
7.125%, due 10/01/12	350,000	387,794
8.375%, due 03/01/39(4)	1,030,000	1,354,250

UBS PACE Select Advisors Trust

UBS PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2010 (unaudited)

Security description	Face amount (1)	Value ($)
Corporate notes—(continued)
Media—(concluded)
DIRECTV Holdings/Financing
6.000%, due 08/15/40	300,000	305,554
Discovery Communications LLC
3.700%, due 06/01/15	610,000	652,380
NBC Universal, Inc.
4.375%, due 04/01/21(4)	1,900,000	1,940,633
5.150%, due 04/30/20(4)	1,490,000	1,616,868
News America Holdings
8.500%, due 02/23/25	200,000	249,928
9.500%, due 07/15/24	225,000	313,442
News America, Inc.
7.625%, due 11/30/28	170,000	202,834
Time Warner Cable, Inc.
5.000%, due 02/01/20	450,000	488,303
Time Warner, Inc.
4.700%, due 01/15/21	270,000	290,517
6.100%, due 07/15/40	180,000	191,659
		9,049,151
Medical providers—0.69%
UnitedHealth Group
5.250%, due 03/15/11	1,425,000	1,447,675
WellPoint, Inc.
5.000%, due 01/15/11	950,000	958,039
7.000%, due 02/15/19	750,000	912,576
		3,318,290
Metals & mining—0.30%
Codelco, Inc.
3.750%, due 11/04/20(4)	675,000	663,113
Rio Tinto Finance USA Ltd.
3.500%, due 11/02/20	752,000	751,060
		1,414,173
Multi-line insurance—0.20%
MetLife, Inc.
7.717%, due 02/15/19	750,000	955,439

Oil & gas—1.02%
Anadarko Petroleum Corp.
5.750%, due 06/15/14	450,000	488,316
BP Capital Markets PLC
3.125%, due 03/10/12	1,690,000	1,730,535
Cenovus Energy, Inc.
6.750%, due 11/15/39	965,000	1,155,349
XTO Energy, Inc.
6.250%, due 08/01/17	1,250,000	1,530,089
		4,904,289
Oil refining—0.53%
Canadian Natural Resources Ltd.
5.900%, due 02/01/18	110,000	129,889
6.500%, due 02/15/37	620,000	727,077
Valero Energy Corp.
6.125%, due 02/01/20	525,000	581,127

UBS PACE Select Advisors Trust

UBS PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2010 (unaudited)

Security description		Face amount (1)	Value ($)
Corporate notes—(continued)
Oil refining—(concluded)
6.625%, due 06/15/37		1,110,000	1,121,718
			2,559,811
Oil services—0.52%
Petrobras International Finance Co.
5.750%, due 01/20/20		2,120,000	2,371,525
5.875%, due 03/01/18		95,000	106,250
			2,477,775
Paper & forest products—0.31%
Domtar Corp.
7.125%, due 08/15/15		465,000	508,013
Georgia-Pacific LLC
8.250%, due 05/01/16(4)		400,000	459,000
International Paper Co.
7.300%, due 11/15/39		460,000	524,320
			1,491,333
Pharmaceuticals—0.42%
Abbott Laboratories
5.600%, due 05/15/11		535,000	550,347
Merck & Co., Inc.
4.000%, due 06/30/15		1,325,000	1,470,538
			2,020,885
Pipelines—0.12%
Enterprise Products Operating LLC
6.125%, due 10/15/39		550,000	581,312

Real estate investment trusts—0.21%
AvalonBay Communities, Inc. MTN
6.125%, due 11/01/12		148,000	161,392
ERP Operating LP
6.625%, due 03/15/12		780,000	832,986
			994,378
Special purpose entity—0.80%
AEP Texas Central Transition, Series A-4
5.170%, due 01/01/18		425,000	496,754
AngloGold Ashanti Holdings PLC
5.375%, due 04/15/20		340,000	363,119
Capital One Multi-Asset, Series 4-3C
6.625%, due 06/17/14(5)	GBP	350,000	586,793
Crown Castle Towers LLC
6.113%, due 01/15/20(4)		1,805,000	2,007,519
Goldman Sachs Capital II
5.793%, due 06/01/12(5),(6)		450,000	386,438
			3,840,623
Telecommunications—2.91%
AT&T, Inc.
5.800%, due 02/15/19		850,000	1,014,151

UBS PACE Select Advisors Trust

UBS PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2010 (unaudited)

Security description		Face amount (1)	Value ($)
Corporate notes—(concluded)
Telecommunications—(concluded)
Rogers Communications, Inc.
6.250%, due 06/15/13		825,000	929,644
SBA Tower Trust
4.254%, due 04/15/15(4),(8)		1,200,000	1,281,752
Telecom Italia Capital SA
6.200%, due 07/18/11		1,750,000	1,812,282
Telefonica Emisiones SAU
5.855%, due 02/04/13		925,000	1,013,817
5.984%, due 06/20/11		1,500,000	1,548,910
6.421%, due 06/20/16		950,000	1,130,620
Verizon Communications, Inc.
6.350%, due 04/01/19		775,000	950,929
8.750%, due 11/01/18		1,555,000	2,137,811
Verizon New Jersey, Inc.
5.875%, due 01/17/12		2,030,000	2,146,033
			13,965,949
Utilities—0.72%
Nisource Finance Corp.
7.875%, due 11/15/10		1,075,000	1,077,167
Tennessee Valley Authority
5.250%, due 09/15/39		2,095,000	2,355,842
			3,433,009
Wireless telecommunications—0.49%
Vodafone Group PLC
4.150%, due 06/10/14		2,150,000	2,326,865
Total corporate notes (cost—$151,524,247)			160,829,932

Non-US government obligations—1.26%
Italy Buoni Poliennali Del Tesoro
4.000%, due 02/01/37	EUR	930,000	1,166,102
Japan Finance Corp.
1.875%, due 09/24/15		1,440,000	1,459,911
2.000%, due 06/24/11		1,120,000	1,130,884
Province of Ontario
1.875%, due 11/19/12		1,185,000	1,214,482
United Mexican States
5.125%, due 01/15/20		479,000	537,677
5.625%, due 01/15/17		475,000	549,812
Total non-US government obligations (cost—$5,960,668)			6,058,868

Municipal bonds and notes—0.46%
General obligation—0.27%
California State (Build America Bonds)
6.650%, due 03/01/22		750,000	823,972
7.350%, due 11/01/39		450,000	460,944
			1,284,916

UBS PACE Select Advisors Trust

UBS PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2010 (unaudited)

Security description	Face amount (1)	Value ($)
Municipal bonds and notes—(concluded)
Transportation—0.19%
Metropolitan Transportation Authority Revenue (Build America Bonds)
6.548%, due 11/15/31	850,000	892,560
Total municipal bonds and notes (cost—$2,111,428)		2,177,476

Repurchase agreement—21.90%
Repurchase agreement dated 10/29/10 with State Street Bank & Trust Co., 0.010% due 11/01/10, collateralized by $101,618,192 US Treasury Notes, 1.375% to 2.500% due 05/15/13 to 05/31/15; (value—$107,082,358); proceeds: $104,980,087 (cost—$104,980,000)	104,980,000	104,980,000

	Number of contracts
Options*—0.01%
Call option purchased—0.01%
US Treasury Note 5 Year Future, strike @ $121, expires 11/26/10	27	22,781

Put option purchased—0.00%
US Treasury Note 5 Year Future, strike @ $117, expires 11/26/10	27	211
Total options (cost—$18,750)		22,992

	Number of shares
Investment of cash collateral from securities loaned—0.29%
Money market fund—0.29%
UBS Private Money Market Fund LLC(9) (cost—$1,388,050)	1,388,050	1,388,050
Total investments (cost—$582,782,021)(10)—123.83%		593,530,181
Liabilities in excess of other assets—(23.83)%		(114,212,130)
Net assets—100.00%		479,318,051

UBS PACE Select Advisors Trust

UBS PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2010 (unaudited)

Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $582,782,021; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$13,203,830
Gross unrealized depreciation	(2,455,670)
Net unrealized appreciation	$10,748,160

*	Non-income producing security.
**

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

(1)	In US Dollars unless otherwise indicated.
(2)	Partial amount delivered to broker as collateral for futures transactions.
(3)	Floating rate security. The interest rate shown is the current rate as of October 31, 2010.
(4)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 13.22% of net assets as of October 31, 2010, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(5)	Variable rate security. The interest rate shown is the current rate as of October 31, 2010, and resets at the next call date.
(6)	Perpetual bond security. The maturity date reflects the next call date.
(7)	Security, or portion thereof, was on loan at October 31, 2010.
(8)	Step bond that converts to the noted fixed rate at a designated future date.
(9)

The table below details the Portfolio’s transaction activity in an affiliated issuer during the three months ended October 31, 2010. The advisor earns a management fee from UBS Private Money Market Fund LLC.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		three months	three months		three months
	Value at	ended	ended	Value at	ended
Security description	07/31/10 ($)	10/31/10 ($)	10/31/10 ($)	10/31/10 ($)	10/31/10 ($)
UBS Private Money Market Fund LLC	1,702,277	227,119,298	227,433,525	1,388,050	2,875

(10)	Includes $1,348,923 of investments in securities on loan, at value plus accrued interest and dividends, if any.

ARM	Adjustable Rate Mortgage-The interest rate shown is the current rate as of October 31, 2010.
EUR	Euro
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GBP	Great Britain Pound
GMAC	General Motors Acceptance Corporation
MTN	Medium Term Note
REMIC	Real Estate Mortgage Investment Conduit
TIAA	Teachers Insurance and Annuity Association

Futures contracts

Number of contracts	Currency	Buy contracts	Expiration dates	Cost ($)	Current value ($)	Unrealized appreciation (depreciation) ($)
623	USD	US Treasury Note 2 Year Futures	December 2010	136,574,325	137,050,266	475,941
149	USD	US Treasury Note 10 Year Futures	December 2010	18,832,673	18,815,907	(16,766)
				155,406,998	155,866,173	459,175

		Sales contracts		Proceeds ($)
139	USD	Ultra Long-Term US Treasury Bond Futures	December 2010	19,455,628	18,743,281	712,347
83	USD	US Treasury Bond 30 Year Futures	December 2010	11,032,433	10,867,813	164,620
716	USD	US Treasury Note 5 Year Futures	December 2010	86,315,250	87,049,937	(734,687)
				116,803,311	116,661,031	142,280
						601,455

Currency type abbreviation:
USD	United States Dollar

UBS PACE Select Advisors Trust

UBS PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2010 (unaudited)

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity dates	Unrealized appreciation (depreciation) ($)
BNP Paribas SA	EUR	3,470,000	USD	4,862,971	11/12/10	33,992
Citibank N.A.	EUR	865,000	USD	1,216,254	11/17/10	12,559
Citibank N.A.	GBP	373,000	USD	592,486	01/19/11	(4,813)
Citibank N.A.	USD	2,407,104	EUR	1,735,000	11/12/10	7,385
Deutsche Bank AG London	EUR	1,735,000	USD	2,404,936	11/12/10	(9,554)
						39,569

Currency type abbreviations:
EUR	Euro
GBP	Great Britain Pound
USD	United States Dollar

The following is a summary of the fair valuations according to the inputs used as of October 31, 2010 in valuing the Portfolio’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
US government obligations	—	243,028,067	—	243,028,067
Federal farm credit bank certificate	—	6,369,276	—	6,369,276
Federal home loan bank certificate	—	2,334,773	—	2,334,773
Federal national mortgage association certificates	—	2,487,771	—	2,487,771
Collateralized mortgage obligations	—	43,567,613	—	43,567,613
Asset-backed securities	—	20,285,363	—	20,285,363
Corporate notes	—	160,829,932	—	160,829,932
Non-US government obligations	—	6,058,868	—	6,058,868
Municipal bonds and notes	—	2,177,476	—	2,177,476
Repurchase agreement	—	104,980,000	—	104,980,000
Options purchased	22,992	—	—	22,992
Investment of cash collateral from securities loaned	—	1,388,050	—	1,388,050
Futures contracts, net	601,455	—	—	601,455
Forward foreign currency contracts, net	—	39,569	—	39,569
Total	624,447	593,546,758	—	594,171,205

At October 31, 2010, there were no transfers between Level 1 and Level 2.

UBS PACE Select Advisors Trust

UBS PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2010 (unaudited)

Issuer breakdown by country or territory of origin

Percentage of
total investments (%)
United States	87.7
France	2.9
Canada	1.8
Norway	1.7
Netherlands	1.2
United Kingdom	0.9
Spain	0.6
Switzerland	0.5
Germany	0.4
Japan	0.4
Cayman Islands	0.4
Ireland	0.4
Luxembourg	0.4
Italy	0.2
Mexico	0.2
Australia	0.1
Chile	0.1
Isle of Man	0.1
100.0

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated July 31, 2010.

UBS PACE Select Advisors Trust

UBS PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2010 (unaudited)

Security description	Face amount (1)	Value ($)
US government obligations—41.08%
US Treasury Bonds
8.000%, due 11/15/21	55,700,000	83,236,687
US Treasury Notes
1.250%, due 09/30/15	9,700,000	9,745,474
3.000%, due 08/31/16	67,100,000	72,714,391
3.125%, due 10/31/16	8,500,000	9,259,688
3.375%, due 11/15/19	54,840,000	58,863,008
3.500%, due 05/15/20	7,400,000	7,981,048
3.625%, due 08/15/19	57,300,000	62,850,937
3.625%, due 02/15/20	10,400,000	11,354,689
Total US government obligations (cost—$314,131,564)		316,005,922

Government national mortgage association certificates—0.03%
GNMA
8.000%, due 06/15/17	38,778	43,060
8.000%, due 07/15/17	23,133	26,111
8.000%, due 09/15/17	23,366	25,718
8.000%, due 11/15/17	49,959	55,700
GNMA II ARM
2.625%, due 07/20/25	9,468	9,789
3.125%, due 11/20/23	7,667	7,912
3.375%, due 01/20/26	16,531	17,092
3.375%, due 05/20/26	28,162	29,090
Total government national mortgage association certificates (cost—$201,766)		214,472

Federal home loan mortgage corporation certificates*—0.22%
FHLMC
7.645%, due 05/01/25	1,355,215	1,453,468
FHLMC ARM
5.699%, due 03/01/36	241,429	258,817
Total federal home loan mortgage corporation certificates (cost—$1,601,789)		1,712,285

Federal housing administration certificates—0.01%
FHA GMAC
7.430%, due 06/01/21	43,356	43,356
FHA Reilly
7.430%, due 10/01/20	13,576	13,576
Total federal housing administration certificates (cost—$60,639)		56,932

Federal national mortgage association certificates*—11.77%
FNMA
5.396%, due 11/01/34	11,598,384	12,511,540
6.000%, due 10/01/36	66,156	72,064
FNMA ARM
1.753%, due 08/01/40	145,135	147,715
2.605%, due 04/01/27	35,380	37,110
2.654%, due 05/01/27	44,742	47,056
3.521%, due 05/01/30	122,283	128,196
5.165%, due 10/01/35	345,131	367,291
5.215%, due 09/01/35	315,915	336,133
5.332%, due 11/01/35	465,227	497,088
5.369%, due 01/01/36	507,554	541,747
5.525%, due 03/01/36	309,788	331,611
5.529%, due 01/01/36	289,958	310,177
5.573%, due 03/01/36	228,506	243,826
5.581%, due 02/01/36	621,083	665,152
5.585%, due 12/01/35	331,834	355,776

UBS PACE Select Advisors Trust

UBS PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2010 (unaudited)

Security description	Face amount (1)	Value ($)
Federal national mortgage association certificates*—(concluded)
5.647%, due 03/01/36	403,799	432,555
5.723%, due 03/01/36	458,668	491,900
5.879%, due 06/01/36	109,671	118,049
FNMA ARM COFI
4.683%, due 11/01/26	113,736	112,598
FNMA TBA
4.000%, TBA	69,000,000	72,277,500
6.000%, TBA	500,000	542,813
Total federal national mortgage association certificates (cost—$89,354,798)		90,567,897

Collateralized mortgage obligations—26.10%
ARM Trust, Series 2005-5, Class 2A1
2.926%, due 09/25/35	457,198	346,257
Banc of America Funding Corp.,
Series 2005-D, Class A1
2.886%, due 05/25/35(2)	3,952,378	3,853,687
Series 2007-3, Class 2A1
5.500%, due 09/25/34	1,621,233	1,470,714
Bank of America Mortgage Securities, Inc., Series 2002-G, Class 1A3
3.530%, due 07/20/32(2)	6,813	6,743
Bear Stearns Alternative Loan Trust-A Trust,
Series 2003-3, Class 1A
2.896%, due 10/25/33(2)	53,901	44,629
Series 2004-9, Class 2A1
3.049%, due 09/25/34(2)	1,096,346	845,253
Series 2005-7, Class 22A1
2.990%, due 09/25/35(2)	1,651,142	1,259,402
Series 2006-1, Class 21A2
5.144%, due 02/25/36(2)	1,732,240	887,293
Bear Stearns ARM Trust,
Series 2003-1, Class 5A1
5.475%, due 04/25/33	43,277	43,002
Series 2003-1, Class 6A1
2.962%, due 04/25/33	115,306	113,673
Series 2003-5, Class 2A1
2.773%, due 08/25/33	689,580	673,186
Series 2004-3, Class 1A2
2.982%, due 07/25/34	535,217	488,975
Series 2004-6, Class 2A1
3.110%, due 09/25/34	2,494,215	2,156,773
Series 2004-7, Class 1A1
3.552%, due 10/25/34	731,921	577,015
Series 2004-9, Class 22A1
3.609%, due 11/25/34	71,888	68,852
Series 2005-10, Class A1
2.876%, due 10/25/35	1,067,984	1,071,058
Series 2005-2, Class A1
2.760%, due 03/25/35	2,342,769	2,231,522
Series 2005-5, Class A2
2.400%, due 08/25/35	4,034,976	3,815,186
Series 2005-9, Class A1
2.560%, due 10/25/35	1,773,829	1,562,106
Bear Stearns Commercial Mortgage Securities, Series 2006-BBA7, Class A1
0.366%, due 03/15/19(2),(3)	3,695,772	3,553,829
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-11, Class A1A
2.820%, due 12/25/35(2)	1,139,844	1,029,871

UBS PACE Select Advisors Trust

UBS PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2010 (unaudited)

Security description	Face amount (1)	Value ($)
Collateralized mortgage obligations—(continued)
Series 2005-6, Class A2
2.560%, due 08/25/35(2)	272,469	244,196
Series 2005-6, Class A3
2.210%, due 08/25/35(2)	47,143	44,395
Series 2006-AR1, Class 1A1
2.660%, due 10/25/35(2)	2,852,112	2,475,902
Countrywide Alternative Loan Trust,
Series 2003-J3, Class 2A1
6.250%, due 12/25/33	429,295	445,135
Series 2005-62, Class 2A1
1.353%, due 12/25/35(2)	783,563	478,840
Series 2006-41CB, Class 1A9
6.000%, due 01/25/37	1,668,946	1,203,221
Countrywide Home Loan Mortgage Pass Through Trust,
Series 2003-R4, Class 2A
6.500%, due 01/25/34(2),(3)	1,451,828	1,464,338
Series 2004-12, Class 11A1
2.985%, due 08/25/34(2)	819,566	596,945
Series 2004-12, Class 11A2
2.985%, due 08/25/34(2)	526,864	409,414
Series 2004-12, Class 12A1
2.948%, due 08/25/34(2)	200,179	166,551
Series 2005-HYB9, Class 5A1
5.250%, due 02/20/36(2)	494,640	321,185
FHLMC REMIC,*
Series 1278, Class K
7.000%, due 05/15/22	115,070	133,445
Series 1367, Class KA
6.500%, due 09/15/22	2,375	2,754
Series 1502, Class PX
7.000%, due 04/15/23	621,189	632,915
Series 1503, Class PZ
7.000%, due 05/15/23	219,063	223,215
Series 1534, Class Z
5.000%, due 06/15/23	224,655	224,697
Series 1548, Class Z
7.000%, due 07/15/23	168,458	173,695
Series 1562, Class Z
7.000%, due 07/15/23	266,132	308,630
Series 1694, Class Z
6.500%, due 03/15/24	123,854	135,198
Series 2061, Class Z
6.500%, due 06/15/28	478,739	505,670
Series 2400, Class FQ
0.756%, due 01/15/32(2)	205,423	206,161
Series 2579, Class DZ
5.000%, due 03/15/34	6,944,297	7,617,773
Series 2764, Class LZ
4.500%, due 03/15/34	2,688,123	2,902,875
Series 2764, Class ZG
5.500%, due 03/15/34	5,022,958	5,618,318
Series 2835, Class JZ
5.000%, due 08/15/34	3,808,792	4,159,127
Series 2921, Class PG
5.000%, due 01/15/35	6,200,000	6,802,368
Series 2983, Class TZ
6.000%, due 05/15/35	5,946,514	6,837,011
Series 3149, Class CZ
6.000%, due 05/15/36	8,281,370	9,500,317
Series G23, Class KZ
6.500%, due 11/25/23	169,243	187,847

UBS PACE Select Advisors Trust

UBS PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2010 (unaudited)

Security description	Face amount (1)	Value ($)
Collateralized mortgage obligations—(continued)
Series T-054, Class 2A
6.500%, due 02/25/43	1,063,878	1,214,151
Series T-058, Class 2A
6.500%, due 09/25/43	3,942,827	4,499,751
Series T-075, Class A1
0.296%, due 12/25/36(2)	2,412,002	2,397,224
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 2A1
2.923%, due 08/25/35(2)	126,070	121,481
FNMA REMIC,*
Series 1991-065, Class Z
6.500%, due 06/25/21	10,367	11,541
Series 1992-040, Class ZC
7.000%, due 07/25/22	27,001	30,728
Series 1992-129, Class L
6.000%, due 07/25/22	12,813	14,103
Series 1993-037, Class PX
7.000%, due 03/25/23	35,849	39,543
Series 1993-060, Class Z
7.000%, due 05/25/23	185,918	210,860
Series 1993-065, Class ZZ
7.000%, due 06/25/13	136,669	160,117
Series 1993-070, Class Z
6.900%, due 05/25/23	30,587	34,615
Series 1993-096, Class PZ
7.000%, due 06/25/23	192,275	217,944
Series 1993-160, Class ZB
6.500%, due 09/25/23	66,503	68,596
Series 1993-163, Class ZB
7.000%, due 09/25/23	17,225	18,639
Series 1994-023, Class PX
6.000%, due 08/25/23	347,293	382,240
Series 1998-066, Class FG
0.556%, due 12/25/28(2)	109,703	109,888
Series 1998-M7, Class Z
6.390%, due 05/25/36	250,697	282,457
Series 1999-W4, Class A9
6.250%, due 02/25/29	950,877	1,016,369
Series 2000-034, Class F
0.706%, due 10/25/30(2)	15,558	15,648
Series 2002-080, Class A1
6.500%, due 11/25/42	2,004,218	2,286,687
Series 2003-064, Class AH
6.000%, due 07/25/33	10,857,041	12,073,876
Series 2003-106, Class US
8.691%, due 11/25/23(4),(5)	333,000	337,333
Series 2003-W8, Class 2A
7.000%, due 10/25/42	139,977	163,992
Series 2004-T1, Class 1A1
6.000%, due 01/25/44	2,379,472	2,618,906
Series 2004-W8, Class 2A
6.500%, due 06/25/44	2,506,818	2,860,122
Series 2005-024, Class ZE
5.000%, due 04/25/35	1,503,595	1,644,908
Series 2005-116, Class TZ
5.500%, due 01/25/36	7,170,491	8,055,934
Series 2005-120, Class ZU
5.500%, due 01/25/36	7,822,353	8,780,889
Series 2006-065, Class GD
6.000%, due 07/25/26	2,800,000	3,210,360

UBS PACE Select Advisors Trust

UBS PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2010 (unaudited)

Security description	Face amount (1)	Value ($)
Collateralized mortgage obligations—(continued)
GNMA REMIC,
Trust Series 2000-009, Class FG
0.856%, due 02/16/30(2)	148,380	149,613
Trust Series 2002-031, Class FW
0.660%, due 06/16/31(2)	147,428	147,850
Trust Series 2003-98, Class Z
6.000%, due 11/20/33	15,128,056	17,230,969
Trust Series 2005-26, Class ZA
5.500%, due 01/20/35	6,520,804	7,469,252
GS Mortgage Securities Corp. II, Series 2007-EOP, Class A1
0.347%, due 03/06/20(2),(3)	2,057,083	1,998,634
GS Residential Mortgage Loan Trust, Series 2005-AR6, Class 2A1
2.895%, due 09/25/35(2)	2,180,813	2,095,759
Harborview Mortgage Loan Trust,
Series 2004-11, Class 3A1A
0.606%, due 01/19/35(2)	147,075	83,674
Series 2005-4, Class 3A1
2.961%, due 07/19/35(2)	742,026	605,575
Housing Security, Inc., Series 1992-8, Class B
3.574%, due 06/25/24(2)	286,256	284,365
Lehman Brothers Mortgage Trust, Series 1991-2, Class A3
8.452%, due 01/20/17(2),(6)	325,456	334,717
Residential Accredit Loans, Inc., Series 2006-Q03, Class A1
0.466%, due 04/25/46(2)	2,125,551	867,671
Residential Asset Securitization Trust, Series 2006-A14C, Class 2A6
0.706%, due 12/25/36(2)	1,912,026	797,986
Residential Funding Mortgage Security I,
Series 2004-S2, Class A1
5.250%, due 03/25/34	453,335	463,334
Series 2004-S9, Class 1A23
5.500%, due 12/25/34	2,300,000	2,256,742
Small Business Administration,
Series 1999-20K, Class 1
7.060%, due 11/01/19	392,736	433,930
Series 2000-20K, Class 1
7.220%, due 11/01/20	613,841	677,755
Series 2001-P10B, Class 1
6.344%, due 08/10/11	135,801	140,452
Series 2002-20K, Class 1
5.080%, due 11/01/22	2,742,498	2,975,756
Series 2003-20I, Class 1
5.130%, due 09/01/23	491,053	534,825
Series 2003-20L, Class 1
4.890%, due 12/01/23	1,456,642	1,592,921
Series 2004-P10A, Class 1
4.504%, due 02/10/14	1,997,079	2,106,220
Series 2005-20H, Class 1
5.110%, due 08/01/25	1,721,792	1,892,149
Series 2007-20D, Class 1
5.320%, due 04/01/27	5,071,192	5,658,341
Structured ARM Loan Trust, Series 2004-8, Class 3A
2.592%, due 07/25/34	1,414,277	1,298,295

UBS PACE Select Advisors Trust

UBS PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2010 (unaudited)

Security description	Face amount (1)	Value ($)
Collateralized mortgage obligations—(concluded)
Structured Asset Mortgage Investments, Inc.,
Series 2002-AR3, Class A1
0.916%, due 09/19/32(2)	453,545	397,553
Series 2006-AR3, Class 11A1
0.466%, due 04/25/36(2)	5,380,642	3,007,321
Structured Asset Securities Corp., Series 2001-SB1, Class A2
3.375%, due 08/25/31	2,267,798	2,092,685
WaMu Mortgage Pass Through Certificates,
Series 2002-AR6, Class A
1.753%, due 06/25/42(2)	62,443	50,807
Series 2005-AR1, Class A1A
0.576%, due 01/25/45(2)	170,638	138,705
Series 2005-AR2, Class 2A1A
0.566%, due 01/25/45(2)	202,053	167,394
Series 2006-AR7, Class 3A
3.213%, due 07/25/46(2)	3,079,414	2,143,278
Series 2006-AR9, Class 1A
1.353%, due 08/25/46(2)	2,156,156	1,353,180
Series 2006-AR9, Class 2A
3.213%, due 08/25/46(2)	1,670,984	1,214,162
Wells Fargo Mortgage Backed Securities Trust,
Series 2003-M, Class A1
4.677%, due 12/25/33(2)	1,149,517	1,188,917
Series 2004-CC, Class A1
4.906%, due 01/25/35(2)	435,648	425,002
Series 2006-AR2, Class 2A1
4.339%, due 03/25/36(2)	2,692,435	2,387,829
Series 2006-AR8, Class 1A1
2.890%, due 04/25/36(2)	1,121,539	1,063,400
Total collateralized mortgage obligations (cost—$191,109,947)		200,727,084

Asset-backed securities—3.05%
Commercial Mortgage Pass-Through Certificates 2010-UD1
5.949%, due 12/18/49(3),(6)	1,200,000	1,323,132
Countrywide Asset-Backed Certificates, Series 2007-5, Class 2A1
0.356%, due 09/25/47(2)	697,975	677,417
CSAB Mortgage Backed Trust, Series 2006-1, Class A6A
6.172%, due 06/25/36(7)	744,960	483,104
Delta Funding Home Equity Loan Trust, Series 1999-003, Class A1A
1.076%, due 09/15/29(2)	60,720	32,551
EFS Volunteer LLC, Series 2010-1, Class A1
1.138%, due 10/26/26(2),(3)	956,000	956,179
Ford Credit Auto Owner Trust, Series 2008-C, Class A3
1.676%, due 06/15/12(2)	1,948,491	1,956,213
Landmark V CDO Ltd. Series 2005-1A, Class A1L
0.597%, due 06/01/17(2),(4)	2,760,119	2,608,312
Mid-State Trust Series 4, Class A
8.330%, due 04/01/30	319,672	330,569
SLC Student Loan Trust, Series 2008-2, Class A2
0.742%, due 06/15/17(2)	8,300,000	8,307,976

UBS PACE Select Advisors Trust

UBS PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2010 (unaudited)

Security description	Face amount (1)	Value ($)
Asset-backed securities—(concluded)
SLM Student Loan Trust, Series 2008-9, Class A
1.788%, due 04/25/23(2)	6,555,519	6,783,576
Total asset-backed securities (cost—$23,423,412)		23,459,029

Corporate notes—24.29%
Airlines—1.06%
American Airlines Pass Through Trust 2009-1A
10.375%, due 07/02/19	2,958,749	3,535,705
Continental Airlines Pass Through Trust 2009-2, Series A
7.250%, due 11/10/19	200,000	222,000
Northwest Airlines, Series 2000-1, Class G
7.150%, due 10/01/19(7)	3,802,396	3,802,396
United Air Lines, 1991 Equipment Trust
10.360%, due 11/27/12(4),(8)	231,906	1,206
United Air Lines, 2000 Pass Through Trust, Series 2000-1, Class B
8.030%, due 07/01/11(4)	465,202	586,155
		8,147,462
Banking-non-US—3.28%
Banco Mercantil del Norte SA
4.375%, due 07/19/15(3)	1,800,000	1,822,300
Bank of Scotland PLC
0.352%, due 12/08/10(2),(3)	200,000	199,940
Barclays Bank PLC
7.434%, due 12/15/17(3),(9),(10)	1,000,000	1,015,000
Export-Import Bank of Korea
5.125%, due 06/29/20	400,000	426,123
5.875%, due 01/14/15	2,600,000	2,905,005
HSBC Bank PLC
1.625%, due 08/12/13(3)	2,000,000	2,021,410
ING Bank N.V.
3.900%, due 03/19/14(3)	2,000,000	2,189,090
Intesa Sanpaolo SpA
3.625%, due 08/12/15(3)	3,800,000	3,853,671
LBG Capital No.1 PLC
8.500%, due 12/17/21(3),(6),(9),(10)	2,400,000	2,243,121
Royal Bank of Scotland Group PLC
7.640%, due 09/27/17(9),(10)	5,500,000	4,269,375
Santander US Debt SA Unipersonal
1.089%, due 03/30/12(2),(3)	4,300,000	4,243,382
		25,188,417
Banking-US—1.37%
Bank of America Corp.
5.750%, due 12/01/17	3,200,000	3,391,549
CIT Group, Inc.
7.000%, due 05/01/13(11)	2,500,000	2,531,250
7.000%, due 05/01/14(11)	1,300,000	1,306,500
Credit Suisse New York MTN
5.000%, due 05/15/13	2,700,000	2,953,484

UBS PACE Select Advisors Trust

UBS PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2010 (unaudited)

Security description	Face amount (1)	Value ($)
Corporate notes—(continued)
Banking-US—(concluded)
JPMorgan Chase Bank N.A.
0.623%, due 06/13/16(2)	400,000	376,309
		10,559,092
Chemicals—0.96%
Lyondell Chemical Co.
11.000%, due 05/01/18	6,600,000	7,392,000

Computers—0.54%
Hewlett-Packard Co.
2.250%, due 05/27/11	4,100,000	4,148,868

Diversified financials—2.02%
General Electric Capital Corp. MTN
1.239%, due 05/22/13(2)	3,500,000	3,503,713
Goldman Sachs Group, Inc.
0.740%, due 03/22/16(2)	1,000,000	932,859
Lehman Brothers Holdings, Inc. MTN
5.625%, due 01/24/13(8)	4,500,000	1,006,875
Macquarie Bank Ltd.
2.600%, due 01/20/12(3)	900,000	921,756
Merrill Lynch & Co. MTN
6.875%, due 04/25/18	8,200,000	9,203,303
		15,568,506
Electric utilities—0.76%
NRG Energy, Inc.
7.250%, due 02/01/14	3,800,000	3,890,250
PSE&G Power LLC
5.000%, due 04/01/14	1,800,000	1,983,305
		5,873,555
Electric-generation—0.93%
Korea Hydro & Nuclear Power Co. Ltd.
6.250%, due 06/17/14(3)	6,278,000	7,077,318
6.250%, due 06/17/14	100,000	112,732
		7,190,050
Electric-integrated—0.03%
Centrais Eletricas Brasileiras SA
6.875%, due 07/30/19(3)	200,000	237,500

Finance-noncaptive diversified—0.61%
Ford Motor Credit Co. LLC
7.500%, due 08/01/12	200,000	214,763
8.000%, due 06/01/14	800,000	895,672
8.700%, due 10/01/14	3,100,000	3,566,860
		4,677,295
Financial services—3.15%
Ally Financial, Inc.
5.375%, due 06/06/11	1,423,000	1,439,009
6.000%, due 12/15/11	3,000,000	3,075,000
6.625%, due 05/15/12	400,000	415,500

UBS PACE Select Advisors Trust

UBS PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2010 (unaudited)

Security description		Face amount (1)	Value ($)
Corporate notes—(continued)
Financial services—(concluded)
7.250%, due 03/02/11		1,300,000	1,316,810
Citigroup, Inc.
1.986%, due 05/15/18(2)		900,000	855,421
2.286%, due 08/13/13(2)		2,100,000	2,117,050
8.500%, due 05/22/19		3,700,000	4,646,005
Morgan Stanley MTN
1.188%, due 11/29/13(2)	EUR	5,900,000	7,803,626
SLM Corp.
0.492%, due 03/15/11(2)		2,600,000	2,580,162
			24,248,583
Health care—1.05%
HCA, Inc.
9.250%, due 11/15/16		3,800,000	4,113,500
9.625%, due 11/15/16(12)		3,100,000	3,371,250
DaVita, Inc.
6.625%, due 03/15/13		544,000	557,600
			8,042,350
Insurance—3.39%
American International Group, Inc.
8.175%, due 05/15/58(2),(11)		6,400,000	6,816,000
8.250%, due 08/15/18		4,100,000	4,894,375
8.625%, due 05/22/38(2),(3)	GBP	1,600,000	2,627,856
American International Group, Inc. MTN
4.000%, due 09/20/11	EUR	1,500,000	2,098,170
Progressive Corp.
6.700%, due 06/15/37(2)		2,800,000	2,863,000
Prudential Financial, Inc. MTN
6.000%, due 12/01/17		6,000,000	6,769,278
			26,068,679
Media—0.21%
Historic TW, Inc.
9.125%, due 01/15/13		1,400,000	1,630,345

Media-cable—0.03%
DISH DBS Corp.
6.375%, due 10/01/11		200,000	207,000

Oil refining—0.04%
Valero Energy Corp.
6.625%, due 06/15/37		300,000	303,167

Oil services—1.65%
BP Capital Markets PLC
0.423%, due 04/11/11(2)		700,000	699,313
3.625%, due 05/08/14		200,000	209,624
BP Capital Markets PLC MTN
2.750%, due 02/27/12		200,000	202,478
Cameron International Corp.
6.375%, due 07/15/18		8,400,000	9,714,743

UBS PACE Select Advisors Trust

UBS PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2010 (unaudited)

Security description		Face amount (1)	Value ($)
Corporate notes—(concluded)
Oil services—(concluded)
El Paso Corp.
7.000%, due 06/15/17		1,700,000	1,853,064
			12,679,222
Paper & forest products—0.08%
Celulosa Arauco y Constitucion SA
7.250%, due 07/29/19		500,000	591,489

Paper & packaging—0.43%
Georgia-Pacific LLC
9.500%, due 12/01/11		3,100,000	3,340,250

Pipelines—0.25%
Kinder Morgan Finance Co.
5.350%, due 01/05/11		1,900,000	1,914,250

Retail—0.47%
Macy’s Retail Holdings, Inc.
8.375%, due 07/15/15(7)		3,100,000	3,619,250

Special purpose entity—0.06%
Canada Housing Trust No. 1
2.450%, due 12/15/15(3)	CAD	500,000	498,808

Steel producers/products—0.19%
CSN Resources SA
6.500%, due 07/21/20(3)		1,000,000	1,081,250
GTL Trade Finance, Inc.
7.250%, due 10/20/17(3)		300,000	340,875
			1,422,125
Telephone-integrated—0.20%
Sprint Capital Corp.
7.625%, due 01/30/11		1,500,000	1,518,750

Tobacco—0.22%
Reynolds American, Inc.
7.250%, due 06/15/37		1,600,000	1,665,642

Wireless telecommunications—1.31%
America Movil SAB de CV
3.625%, due 03/30/15		2,500,000	2,654,050
Cellco Partnership/Verizon Wireless Capital LLC
3.750%, due 05/20/11		7,300,000	7,428,013
			10,082,063
Total corporate notes (cost—$177,253,418)			186,814,718

UBS PACE Select Advisors Trust

UBS PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2010 (unaudited)

Security description		Face amount (1)	Value ($)
Loan assignments(2)—1.99%
Finance-noncaptive consumer—0.39%
CIT Group, Inc. Term Loan 3
6.250%, due 12/13/10		2,999,999	3,047,820

Auto & truck—0.26%
Ford Motor Co., Term Loan B2
3.010%, due 11/15/10		505,033	498,948
3.040%, due 01/18/11		476,387	470,647
3.050%, due 12/15/10		1,018,579	1,006,305
			1,975,900
Cable—0.38%
Charter Communications Operating, LLC Term Loan B
3.540%, due 12/31/10		3,000,000	2,942,880

Diversified financials—0.37%
AGFS Funding Co., Term Loan B
7.250%, due 11/26/10		2,000,000	2,016,260
First Data Corp. Term Loan B2
3.005%, due 11/24/10		39,715	35,698
3.006%, due 11/24/10		894,415	803,945
			2,855,903
Health care—0.49%
Biomet, Inc. Term Loan B
3.289%, due 03/25/15		3,800,000	3,744,292

Raw materials/paper—0.10%
Georgia-Pacific Corp. New Term Loan B
2.288%, due 11/05/10		110,732	110,434
2.289%, due 12/30/10		15,334	15,293
2.293%, due 12/10/10		623,500	621,823
			747,550
Total loan assignments (cost—$15,185,650)			15,314,345

Non-US government obligations—6.62%
Canadian Government Bond
2.000%, due 12/01/14	CAD	3,000,000	2,965,673
2.500%, due 06/01/15		1,500,000	1,511,354
4.500%, due 06/01/15	CAD	10,000,000	10,934,210
Emirate of Abu Dhabi
6.750%, due 04/08/19(3),(11)		2,300,000	2,771,500
Federal Republic of Brazil
6.000%, due 01/17/17		5,500,000	6,517,500
Government of Norway
6.500%, due 05/15/13	NOK	19,887,000	3,744,777
Notas do Tesouro Nacional, Series F
10.000%, due 01/01/17	BRL	28,400,000	15,433,997

UBS PACE Select Advisors Trust

UBS PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2010 (unaudited)

Security description	Face amount (1)	Value ($)
Non-US government obligations—(concluded)
State of Qatar
4.000%, due 01/20/15(3)	4,300,000	4,515,000
5.250%, due 01/20/20(3)	2,100,000	2,301,600
6.400%, due 01/20/40(3)	200,000	232,000
Total non-US government obligations (cost—$47,562,392)		50,927,611

Municipal bonds and notes—2.95%
Education—1.40%
Clark County School District, Limited Tax (Building), Series A
5.000%, due 06/15/19	300,000	341,451
Los Angeles Unified School District Refunding, Series A-1 (NATL-RE Insured)
4.500%, due 07/01/25	3,200,000	3,238,400
4.500%, due 01/01/28	3,800,000	3,741,746
New York City Transitional Finance Authority Building Aid Revenue Fiscal 2008, Series S-1
5.000%, due 01/15/25	100,000	108,871
University of Toledo General Receipts Bonds (Build America Bonds)
6.750%, due 06/01/22	2,000,000	2,294,520
Will County Community High School District No. 210 Lincoln-Way (Capital Appreciation) (AGM Insured)
4.980%, due 01/01/21(13)	1,600,000	1,017,472
		10,742,460
General obligation—0.35%
California State Build America Bonds
7.500%, due 04/01/34	1,400,000	1,465,002
Cook County Build America Bonds (Recovery Zone Economic Development)
6.360%, due 11/15/33	1,200,000	1,227,528
		2,692,530
Tobacco—0.22%
Buckeye Tobacco Settlement Financing Authority (Asset Backed Series Turbo), Series A-2
5.875%, due 06/01/47	500,000	380,270
Tobacco Settlement Funding Corp., Louisiana, Series 2001-B
5.875%, due 05/15/39	1,075,000	1,083,331
Tobacco Settlement Funding Corp., Rhode Island, Series A
6.250%, due 06/01/42	200,000	198,352
		1,661,953
Transportation—0.73%
Bay Area Toll Authority Toll Bridge Revenue (Build America Bonds)
6.263%, due 04/01/49	1,500,000	1,583,670

UBS PACE Select Advisors Trust

UBS PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2010 (unaudited)

Security description	Face amount (1)	Value ($)
Municipal bonds and notes—(concluded)
Transportation—(concluded)
Harris County Metropolitan Transportation Authority (Build America Bonds), Series C
6.875%, due 11/01/38	3,100,000	3,281,133
Port Authority of New York & New Jersey Consolidated (One Hundred Fifty-Eight)
5.859%, due 12/01/24	700,000	772,233
		5,637,036
Utilities—0.25%
Cincinnati Water System Revenue (Build America Bonds), Series B
6.458%, due 12/01/34	100,000	107,631
Metropolitan Water District Southern California (Build America Bonds)
5.906%, due 07/01/25	1,700,000	1,812,761
		1,920,392
Total municipal bonds and notes (cost—$20,924,174)		22,654,371

Number of shares
Preferred stock(14)—0.83%
Commercial banks—0.83%
Wells Fargo & Co. (cost—$3,810,820)	6,400	6,374,400

	Face amount (1)
Short-term US government obligations(15)—0.18%
US Treasury Bills
0.202%, due 11/18/10	80,000	79,995
0.156%, due 12/09/10	330,000	329,948
0.139%, due 01/06/11	320,000	319,932
0.191%, due 01/06/11	80,000	79,971
0.185%, due 01/20/11	40,000	39,984
0.130%, due 01/27/11	250,000	249,924
0.134%, due 01/27/11	290,000	289,912
0.190%, due 01/27/11	20,000	19,991
Total short-term US government obligations (cost—$1,409,657)		1,409,657

Repurchase agreements—3.34%
Repurchase agreement dated 10/29/10 with Deutsche Bank Securities, Inc., 0.220% due 11/01/10, collateralized by $13,353,000 US Treasury Bonds, 8.125% due 05/15/21; (value—$20,511,913); proceeds: $20,000,367	20,000,000	20,000,000
Repurchase agreement dated 10/29/10 with State Street Bank & Trust Co., 0.010% due 11/01/10, collateralized by $5,514,563 US Treasury Notes, 1.375% to 2.500% due 05/15/13 to 05/31/15, (value—$5,811,090); proceeds: $5,697,005	5,697,000	5,697,000
Total repurchase agreements (cost—$25,697,000)		25,697,000

UBS PACE Select Advisors Trust

UBS PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2010 (unaudited)

Security description	Number of shares	Value ($)
Investment of cash collateral from securities loaned—1.80%
Money market fund—1.80%
UBS Private Money Market Fund LLC(16) (cost—$13,839,705)	13,839,705	13,839,705
Total Investments (cost—$925,566,731)(a)—124.26%		955,775,428
Liabilities in excess of other assets—(24.26)%		(186,631,356)
Net assets—100.00%		769,144,072

Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $925,566,731; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$44,312,442
Gross unrealized depreciation	(14,103,745)
Net unrealized appreciation	$30,208,697

*

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

(a)	Includes $13,551,951 of investments in securities on loan, at value plus accrued interest and dividends, if any.
(1)	In US Dollars unless otherwise indicated.
(2)	Floating rate security. The interest rate shown is the current rate as of October 31, 2010.
(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 6.43% of net assets as of October 31, 2010, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(4)	Illiquid securities representing 0.61% of net assets as of October 31, 2010.
(5)	Inverse variable rate security. The interest rate shown is the current rate as of October 31, 2010.
(6)	Security is being fair valued by a valuation committee under the direction of the board of trustees.
(7)	Step bond that converts to the noted fixed rate at a designated future date.
(8)	Bond interest in default.
(9)	Perpetual bond security. The maturity date reflects the next call date.
(10)	Variable rate security. The interest rate shown is the current rate as of October 31, 2010 and resets at the next call date.
(11)	Security, or portion thereof, was on loan at October 31, 2010.
(12)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(13)	Zero coupon bond. The interest rate represents annualized yield at date of purchase.
(14)	Non cumulative preferred stock. Convertible until 12/31/49.
(15)	Rates shown are the discount rates at date of purchase.
(16)

The table below details the Portfolio’s transaction activity in an affiliated issuer during the three months ended October 31, 2010. The advisor earns a management fee from UBS Private Money Market Fund LLC.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		three months	three months		three months
	Value at	ended	ended	Value at	ended
Security description	07/31/10 ($)	10/31/10 ($)	10/31/10 ($)	10/31/10 ($)	10/31/10 ($)
UBS Private Money Market Fund LLC	196,020	30,588,648	16,944,963	13,839,705	1,495

AGM	Assured Guaranty Municipal Corporation
ARM	Adjustable Rate Mortgage-The interest rate shown is the current rate as of October 31, 2010.
BRL	Brazilian Real
CAD	Canadian Dollar
CDO	Collateralized Debt Obligation

UBS PACE Select Advisors Trust

UBS PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2010 (unaudited)

COFI	Cost of Funds Index
EUR	Euro
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GBP	Great Britain Pound
GMAC	General Motors Acceptance Corporation
GNMA	Government National Mortgage Association
GS	Goldman Sachs
MTN	Medium Term Note
NATL-RE	National Reinsurance
REMIC	Real Estate Mortgage Investment Conduit
TBA

(To Be Announced) Security is purchased on a forward commitment basis with an approximate principal amount (generally +/- 1.0%) and no definite maturity date.  The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

TBD	To be determined
TIPS

Treasury inflation protected securities (“TIPS”) are debt securities issued by the US Treasury whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates than typical US Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury bond of the same maturity.

UBS PACE Select Advisors Trust

UBS PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2010 (unaudited)

Written options

Number of contracts/ Notional amount (000) ($)		Call options written	Counterparty	Pay/ receive floating rate	Expiration dates	Premiums received ($)	Current value ($)	Unrealized appreciation (depreciation)
4,500		USD 3 Month LIBOR(17) Interest Rate Swap, strike @ 1.350%	Citibank N.A.	Receive	12/13/10	12,106	(11,708)	398	(4)
3,800		CDX, strike @ 0.900	N/A	N/A	11/17/10	10,260	(77)	10,183	(4)
2,800		USD 3 Month LIBOR(17) Interest Rate Swap, strike @ 2.250%	Deutsche Bank AG	Receive	12/13/10	12,320	(3,935)	8,385	(4)
2,300		ITRAXX, strike @ 0.900	N/A	N/A	12/15/10	9,630	(8,037)	1,593	(4)
1,600		CDX, strike @ 0.900	N/A	N/A	12/15/10	3,200	(5,059)	(1,859	)(4)
1,500		CDX, strike @ 0.900	N/A	N/A	12/15/10	4,575	(5,163)	(588	)(4)
1,100		ITRAXX, strike @ 0.900	N/A	N/A	12/15/10	5,354	(3,719)	1,635	(4)
700		CDX, strike @ 0.900	N/A	N/A	12/15/10	2,065	(2,025)	40	(4)
0	**	10YR US Treasury Note, strike @ $129	N/A	N/A	11/26/10	5,689	(1,875)	3,814
						65,199	(41,598)	23,601

		Put options written
60,000		USD 3 Month LIBOR(17) Interest Rate Swap, strike @ 2.250%	Royal Bank of Scotland PLC	Pay	09/24/12	318,000	(259,188)	58,812	(4)
4,500		USD 3 Month LIBOR(17) Interest Rate Swap, strike @ 1.700%	Citibank N.A.	Pay	12/13/10	13,500	(11,091)	2,409	(4)
3,800		CDX, strike @ 1.500	N/A	N/A	11/17/10	7,790	(9,322)	(1,532	)(4)
2,800		USD 3 Month LIBOR(17) Interest Rate Swap, strike @ 2.750%	Deutsche Bank AG	Pay	12/13/10	22,400	(38,425)	(16,025	)(4)
2,300		ITRAXX, strike @ 1.600	N/A	N/A	12/15/10	9,630	(702)	8,928	(4)
1,600		CDX, strike @ 1.500	N/A	N/A	12/15/10	4,560	(258)	4,302	(4)
1,500		CDX, strike @ 1.500	N/A	N/A	12/15/10	4,575	(189)	4,386	(4)
1,100		ITRAXX, strike @ 1.600	N/A	N/A	12/15/10	4,197	(431)	3,766	(4)
700		CDX, strike @ 1.500	N/A	N/A	12/15/10	2,240	(78)	2,162	(4)
0	**	10YR US Treasury Note, strike @ $125	N/A	N/A	11/26/10	4,470	(6,000)	(1,530)
						391,362	(325,684)	65,678
						456,561	(367,282)	89,279

**	Represents less than 500 contracts.
(17)	3 Month LIBOR (USD on London Interbank Offered Rate) at October 31, 2010 was 0.286%.
LIBOR	London Interbank Offered Rate
N/A	Not applicable.

Currency type abbreviation:
USD	United States Dollar

Written option activity for the three months ended October 31, 2010 was as follows:

	Number of
	contracts/
	Notional
	amount	Premiums
	(000) ($)	received ($)
Options outstanding at July 31, 2010	120,400	707,790
Options written	121,400	524,153
Options terminated in closing purchase transactions	(145,200)	(775,382)
Options expired prior to exercise	—	—
Options outstanding at October 31, 2010	96,600	456,561

UBS PACE Select Advisors Trust

UBS PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2010 (unaudited)

Forward foreign currency contracts

						Unrealized
	Contracts to		In		Maturity	appreciation
Counterparty	deliver		exchange for		dates	(depreciation) ($)
Bank of America N.A.	TWD	359,000	USD	11,801	04/06/11	42
Bank of America N.A.	USD	2,253,240	SGD	3,030,000	03/09/11	87,952
Barclays Bank PLC Wholesale	GBP	158,000	USD	251,528	12/20/10	(1,550)
Barclays Bank PLC Wholesale	INR	100,102,530	USD	2,209,782	11/12/10	(38,535)
Barclays Bank PLC Wholesale	KRW	8,240,000,000	USD	6,998,471	11/12/10	(321,094)
Barclays Bank PLC Wholesale	MXN	318,429	USD	24,802	02/22/11	(773)
Barclays Bank PLC Wholesale	USD	3,130,000	BRL	5,488,455	12/02/10	78,144
Barclays Bank PLC Wholesale	USD	474,519	INR	21,443,530	03/09/11	(2,824)
Barclays Bank PLC Wholesale	USD	4,550,426	KRW	5,327,639,000	11/12/10	182,098
Barclays Bank PLC Wholesale	USD	905,251	MYR	2,810,000	02/07/11	(7,956)
Barclays Bank PLC Wholesale	USD	3,800,000	SGD	5,119,360	11/12/10	155,342
Citibank N.A.	BRL	21,022,545	USD	12,327,046	03/02/11	252,220
Citibank N.A.	DKK	40,440,000	USD	7,099,417	11/04/10	(447,888)
Citibank N.A.	EUR	23,779,000	USD	33,061,252	01/25/11	2,607
Citibank N.A.	USD	2,043,452	AUD	2,080,000	12/03/10	(13,515)
Citibank N.A.	USD	12,562,023	BRL	21,022,545	12/02/10	(273,802)
Citibank N.A.	USD	217,627	EUR	171,000	11/23/10	20,312
Citibank N.A.	USD	2,493,994	KRW	2,912,361,000	11/12/10	93,047
Citibank N.A.	USD	319,355	MYR	990,000	02/07/11	(3,226)
Citibank N.A.	USD	198,095	NOK	1,210,000	11/04/10	8,488
Credit Suisse London Branch	CAD	640,000	USD	606,198	11/18/10	(21,071)
Credit Suisse London Branch	JPY	561,989,000	USD	6,901,032	12/06/10	(84,761)
Credit Suisse London Branch	USD	6,711,161	EUR	4,823,000	01/25/11	(6,008)
Deutsche Bank AG London	SGD	5,119,360	USD	3,927,233	11/12/10	(28,110)
Deutsche Bank AG London	TWD	566,097	USD	18,195	01/14/11	(314)
Deutsche Bank AG London	TWD	300,000	USD	9,780	04/06/11	(47)
Deutsche Bank AG London	USD	10,400,000	CNY	62,712,000	01/28/15	(289,396)
Deutsche Bank AG London	USD	557,435	MYR	1,730,000	02/07/11	(5,008)
Deutsche Bank AG London	USD	561,896	SGD	751,059	03/09/11	18,425
Deutsche Bank AG London	USD	3,927,797	SGD	5,119,360	06/09/11	27,821
Goldman Sachs International	GBP	1,518,000	USD	2,363,242	12/20/10	(68,231)
HSBC Bank USA	BRL	33,394,240	USD	18,802,651	12/02/10	(717,145)
HSBC Bank USA	USD	880,000	IDR	8,069,600,000	01/19/11	12,036
HSBC Bank USA	USD	1,700,000	INR	78,659,000	11/12/10	66,692
JPMorgan Chase Bank	CAD	870,000	USD	837,439	11/18/10	(15,254)
JPMorgan Chase Bank	TWD	487,000	USD	15,421	01/14/11	(502)
JPMorgan Chase Bank	TWD	367,951	USD	12,160	04/06/11	106
JPMorgan Chase Bank	USD	260,458	MYR	808,385	02/07/11	(2,323)
JPMorgan Chase Bank	USD	467,463	SGD	630,000	03/09/11	19,320
Morgan Stanley & Co., Inc.	CAD	40,000	USD	38,422	11/18/10	(783)
Morgan Stanley & Co., Inc.	JPY	81,430,000	USD	967,562	11/01/10	(44,368)
Morgan Stanley & Co., Inc.	TWD	468,000	USD	14,893	01/14/11	(409)
Morgan Stanley & Co., Inc.	USD	1,030,000	IDR	9,445,100,000	01/19/11	14,088
Morgan Stanley & Co., Inc.	USD	709,000	INR	33,443,530	11/12/10	42,146
Royal Bank of Canada	BRL	3,625,139	USD	2,102,505	02/02/11	8,761
Royal Bank of Canada	CAD	2,039,000	USD	1,949,499	11/18/10	(48,940)
Royal Bank of Canada	USD	2,124,935	BRL	3,625,139	12/02/10	(5,948)
Royal Bank of Scotland PLC	BRL	3,258,101	USD	1,875,598	02/02/11	(6,159)
Royal Bank of Scotland PLC	CAD	13,201,000	USD	12,895,002	11/18/10	(43,392)
Royal Bank of Scotland PLC	INR	12,000,000	USD	270,514	11/12/10	992
Royal Bank of Scotland PLC	JPY	81,430,000	USD	998,682	12/06/10	(13,532)
Royal Bank of Scotland PLC	USD	1,897,554	BRL	3,258,101	12/02/10	6,890
Royal Bank of Scotland PLC	USD	266,667	INR	12,000,000	03/09/11	(2,701)
Royal Bank of Scotland PLC	USD	998,406	JPY	81,430,000	11/01/10	13,524
Royal Bank of Scotland PLC	USD	297,090	MYR	920,000	02/07/11	(3,314)
Royal Bank of Scotland PLC	USD	564,238	SGD	760,000	03/09/11	22,992
						(1,384,834)

Currency type abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	Great Britain Pound

UBS PACE Select Advisors Trust

UBS PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2010 (unaudited)

IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
SGD	Singapore Dollar
TWD	New Taiwan Dollar
USD	United States Dollar

Interest rate swaps

				Rate type
Counterparty	Notional amount (000)		Termination dates	Payments made by the Portfolio (%)		Payments received by the Portfolio (%)	Upfront payments (made) received ($)	Value ($)	Unrealized appreciation ($)
Citibank N.A.	USD	800	11/02/15	0.286	(17)	1.450	—	—	—
Citibank N.A.	USD	6,500	12/16/16	0.286	(17)	4.000	(95,875)	836,576	740,701
Merrill Lynch Capital Services, Inc.	CAD	19,800	03/14/16	1.218	(18)	2.500	349,862	286,637	636,499	(4)
Morgan Stanley Capital Services, Inc.	USD	3,900	11/02/15	0.286	(17)	1.450	—	—	—
Morgan Stanley Capital Services, Inc.	USD	8,000	12/16/16	0.286	(17)	4.000	(234,860)	1,029,632	794,772
							19,127	2,152,845	2,171,972

(18)	Rate based on 3 Month LIBOR (CAD on Interbank Offered Rate).

CAD	Canadian Dollar
USD	United States Dollar

UBS PACE Select Advisors Trust

UBS PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2010 (unaudited)

Credit default swaps on corporate issues – buy protection (19)

	Notional			Rate type						Unrealized
Counterparty	amount (000)		Termination dates	Payments made by the Portfolio (%)		Payments received by the Portfolio (%)		Upfront payments made ($)	Value ($)	appreciation (depreciation) ($)

Barclays Bamk PLC	USD	3,100	09/20/15	7.150	(20)	—	(21)	—	(755,874)	(755,874)
Citibank N.A.	USD	5,000	12/20/11	2.470	(20)	—	(22)	—	(103,419)	(103,419)
Citibank N.A.	USD	300	12/20/13	3.400	(20)	—	(23)	—	(20,488)	(20,488)
Credit Suisse First Boston	USD	1,400	03/20/13	1.450	(20)	—	(24)	—	(39,905)	(39,905)
Deutsche Bank AG	USD	3,200	12/20/17	1.020	(20)	—	(25)	—	170,329	170,329
Deutsche Bank AG	USD	1,000	06/20/18	1.370	(20)	—	(26)	(45,996)	37,825	(8,171)
Deutsche Bank AG	USD	8,400	09/20/18	0.820	(20)	—	(27)	—	117,503	117,503
								(45,996)	(594,029)	(640,025)

(19)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of the particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(20)	Payments are made based on the notional amount.
(21)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or by a restructuring event with respect to the Macy’s Retail Holdings, Inc. bond, 7.875%, due 07/15/15.
(22)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or by a restructuring event with respect to the Wells Fargo & Co. bond 0.488%, due 10/28/15.
(23)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or by a restructuring event with respect to the Valero Energy Corp. bond, 8.750%, due 06/15/30.
(24)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or by a restructuring event with respect to the Historic TW, Inc. bond, 9.125%, fue 01/15/13
(25)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or by a restructuring event with respect to the Bank of America Corp. bond, 5.750%, due 12/01/17.
(26)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or by a restructuring event with respect to the Merrill Lynch & Co. bond, 6.875%, due 04/25/18.
(27)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or by a restructuring event with respect to the Cameron International Corp. bond, 6.375%, due 07/15/18.

USD	United States Dollar

UBS PACE Select Advisors Trust

UBS PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2010 (unaudited)

Credit default swaps on corporate and sovereign issues – sell protection (28)

				Rate type
Counterparty	Notional amount (000)		Termination dates	Payments made by the Portfolio (%)		Payments received by the Portfolio (%)		Upfront payments received (made) ($)	Value ($)	Unrealized appreciation (depreciation) ($)		Credit spread(29) (%)
Barclays Bank PLC	EUR	300	06/20/12	—	(30)	1.000	(31)	32,958	1,503	34,461	(4)	77.93
Barclays Bank PLC	EUR	500	06/20/15	—	(30)	1.000	(31)	75,251	(11,933)	63,318	(4)	140.09
Barclays Bank PLC	USD	3,900	03/20/13	—	(32)	2.030	(31)	—	70,559	70,559		126.38
BNP Paribas	USD	1,000	12/20/12	—	(34)	2.870	(31)	—	(2,656)	(2,656)		299.89
Citibank N.A.	USD	1,800	03/20/14	—	(35)	5.000	(31)	88,920	196,166	285,086		168.64
Citibank N.A.	USD	200	06/20/15	—	(30)	5.000	(31)	(3,642)	31,360	27,718	(4)	140.60
Credit Suisse First Boston	USD	1,200	06/20/15	—	(30)	5.000	(31)	(18,409)	188,158	169,749	(4)	140.60
Deutsche Bank AG	USD	3,000	03/20/13	—	(32)	2.073	(31)	—	57,322	57,322		126.38
Deutsche Bank AG	USD	1,700	03/20/15	—	(36)	1.000	(31)	(27,689)	46,505	18,816	(4)	36.72
Deutsche Bank AG	USD	700	06/20/15	—	(30)	5.000	(31)	(24,474)	109,759	85,285	(4)	140.60
Deutsche Bank AG	USD	1,000	12/20/12	—	(34)	2.900	(31)	—	(2,038)	(2,038)		299.89
HSBC Bank USA	USD	7,800	09/20/11	—	(33)	1.000	(31)	(12,142)	35,151	23,009	(4)	50.10
								110,773	719,856	830,629

(28)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of the particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(29)

Credit spreads, where applicable, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity.

(30)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or by a restructuring event with respect to the BP Capital Markets America bond, 4.200%, due 06/15/18.
(31)	Payments received are based on the notional amount.
(32)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or by a restructuring event with respect to the MetLife, Inc. bond, 5.000%, due 06/15/15.
(33)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or by a restructuring event with respect to the Export-Import Bank of Korea bond, 5.250%, due 02/10/14.
(34)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or by a restructuring event with respect to the SLM Corp. bond, 5.125%, due 08/27/12.
(35)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or by a restructuring event with respect to the El Paso Corp. bond, 6.875%, due 06/15/14.
(36)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or by a restructuring event with respect to the Australian Government bond, 6.500%, due 05/15/23.

EUR	Euro
USD	United States Dollar

UBS PACE Select Advisors Trust

UBS PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2010 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of October 31, 2010 in valuing the Portfolio’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
US government obligations	—	316,005,922	—	316,005,922
Government national mortgage association certificates	—	214,472	—	214,472
Federal home loan mortgage corporation certificates	—	258,817	1,453,468	1,712,285
Federal housing administration certificates	—	—	56,932	56,932
Federal national mortgage association certificates	—	90,455,299	112,598	90,567,897
Collateralized mortgage obligations	—	200,392,367	334,717	200,727,084
Asset-backed securities	—	22,135,897	1,323,132	23,459,029
Corporate notes	—	184,571,597	2,243,121	186,814,718
Loan assignments	—	15,314,345	—	15,314,345
Non-US government obligations	—	50,927,611	—	50,927,611
Municipal bonds and notes	—	22,654,371	—	22,654,371
Preferred stock	—	6,374,400	—	6,374,400
Short-term US government obligations	—	1,409,657	—	1,409,657
Repurchase agreements	—	25,697,000	—	25,697,000
Investment of cash collateral from securities loaned	—	13,839,705	—	13,839,705
Written options	(7,875)	(359,407)	—	(367,282)
Forward foreign currency contracts, net	—	(1,384,834)	—	(1,384,834)
Swap agreements, net	—	2,278,672	—	2,278,672
Total	(7,875)	950,785,891	5,523,968	956,301,984

At October 31, 2010, there were no transfers between Level 1 and Level 2.

The following is a rollforward of the Portfolio’s investments that were valued using unobservable inputs (Level 3) for the three months ended October 31, 2010:

	Federal home loan mortgage corporation certificates ($)	Federal housing administration certificates ($)	Federal national mortgage association certificates ($)	Collateralized mortgage obligations ($)	Asset-backed Securities ($)	Corporate notes ($)	Total ($)
Beginning balance	1,464,731	57,642	117,773	356,174	—	—	1,996,320
Net purchases/(sales)	(12,103)	(754)	(5,227)	(12,863)	1,330,688	—	1,299,741
Accrued discounts/(premiums)	—	(9)	—	—	(14)	—	(23)
Total realized gain/(loss)	—	—	—	—	—	—	—
Net change in unrealized appreciation/depreciation	840	53	52	(8,594)	(7,542)	—	(15,191)
Net transfers in/(out) of Level 3	—	—	—	—	—	2,243,121	2,243,121
Ending balance	1,453,468	56,932	112,598	334,717	1,323,132	2,243,121	5,523,968

The change in unrealized appreciation/depreciation relating to the Level 3 investments held October 31, 2010 was $(15,190).

UBS PACE Select Advisors Trust

UBS PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2010 (unaudited)

Issuer breakdown by country or territory of origin

Percentage of total investments (%)
United States	90.1
Brazil	2.3
Canada	1.9
United Kingdom	1.1
South Korea	1.1
Qatar	0.7
Mexico	0.5
Spain	0.4
Italy	0.4
Norway	0.4
United Arab Emirates	0.3
Switzerland	0.3
Netherlands	0.2
Australia	0.1
Chile	0.1
Luxembourg	0.1
Virgin (British) Islands	0.0
Total	100.0

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated July 31, 2010.

UBS PACE Select Advisors Trust

UBS PACE Municipal Fixed Income Investments

Schedule of investments – October 31, 2010 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—98.64%
Alabama—0.67%
Birmingham Waterworks Board Water Revenue Series A (Assured Guaranty Insured)
5.000%, due 01/01/24	2,005,000	2,199,124

Alaska—2.74%
Alaska Housing Finance Corp. General Housing Series C (NATL-RE Insured)
5.000%, due 12/01/13	1,110,000	1,231,090
Alaska Housing Finance Corp. Mortgage Series A-2
5.650%, due 12/01/10(1)	970,000	972,871
Alaska International Airports Revenue Refunding Series A (NATL-RE Insured)
5.500%, due 10/01/15(1)	3,500,000	3,809,540
North Slope Boro Series A (NATL-RE Insured)
5.000%, due 06/30/16	2,000,000	2,344,600
Northern Tobacco Securitization Corp. Alaska Tobacco Settlement Asset-Backed Bonds Series A
4.625%, due 06/01/23	730,000	713,955
		9,072,056
Arizona—1.71%
Arizona State Transportation Board Excise Tax Revenue Maricopa County Regional Area Road Fund
5.000%, due 07/01/15	2,000,000	2,326,460
Pima County Sewer Revenue System (AGM Insured)
5.000%, due 07/01/23	1,500,000	1,655,985
San Manuel Entertainment Series 04-C
4.500%, due 12/01/16(2)	1,800,000	1,658,610
		5,641,055
California—11.99%
California State
5.000%, due 03/01/17	2,000,000	2,245,820
5.000%, due 08/01/19	3,000,000	3,299,520
5.250%, due 10/01/20	1,000,000	1,134,320
5.500%, due 04/01/21	3,000,000	3,382,980
California State Department of Water Resources Power Supply Revenue Series L
5.000%, due 05/01/14	1,250,000	1,405,113
5.000%, due 05/01/17	1,000,000	1,166,280
California State Economic Recovery Refunding Series A
5.000%, due 07/01/20	3,000,000	3,456,270
California Statewide Communities Development Authority Pollution Control Revenue Refunding Southern California Edison Company Series A (Mandatory Put 04/01/13 @ 100) (XL Capital Insured)
4.100%, due 04/01/28(3)	1,000,000	1,065,930
California Statewide Communities Development Authority Revenue Kaiser Permanente Series A
5.000%, due 04/01/19	3,000,000	3,336,120

UBS PACE Select Advisors Trust

UBS PACE Municipal Fixed Income Investments

Schedule of investments – October 31, 2010 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
California—(concluded)
California Statewide Communities Development Authority Revenue St. Joseph Series F (AGM Insured)
5.250%, due 07/01/18	1,500,000	1,725,825
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue Asset-Backed Senior Series A-1
4.500%, due 06/01/27	2,080,000	1,878,594
Los Angeles Wastewater System Revenue Refunding Series A (NATL-RE-FGIC Insured)
6.000%, due 06/01/22	2,000,000	2,514,060
San Diego Public Facilities Financing Authority Sewer Revenue Senior Series A
5.000%, due 05/15/25	2,500,000	2,780,700
Southern California Public Power Authority Power Project Revenue Canyon Power Series A
5.000%, due 07/01/22	2,000,000	2,306,440
Southern California Public Power Authority Revenue Windy Point/Windy Flats Project Series 1
5.000%, due 07/01/23	1,350,000	1,517,832
Tobacco Securitization Authority Northern California Tobacco Settlement Revenue Asset-Backed Bonds Series A-1
4.750%, due 06/01/23	825,000	776,432
Tuolumne Wind Project Authority Revenue Tuolumne Co. Project Series A
5.250%, due 01/01/24	2,590,000	2,840,116
University of California Revenue Series Q
5.250%, due 05/15/23	2,500,000	2,838,950
		39,671,302
Delaware—0.54%
Delaware State Series 2009B
5.000%, due 01/01/17	1,500,000	1,791,750

District of Columbia—0.33%
Metropolitan Airport Authority System Refunding Series A (NATL-RE-FGIC Insured)
5.750%, due 10/01/14(1)	1,000,000	1,081,510

Florida—8.90%
Citizens Property Insurance Corp. Refunding Senior Secured High Risk Account Series A (NATL-RE Insured)
5.000%, due 03/01/14	2,000,000	2,122,960
Citizens Property Insurance Corp. Senior Secured High Account Series A-1
5.500%, due 06/01/14	1,000,000	1,082,800
Citizens Property Insurance Corp. Senior Secured High Risk Series A-1
5.000%, due 06/01/15	1,600,000	1,718,784

UBS PACE Select Advisors Trust

UBS PACE Municipal Fixed Income Investments

Schedule of investments – October 31, 2010 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Florida—(concluded)
Florida Department of Children’s & Family Services Certificates of Participation (Florida Civil Commitment Center) (NATL-RE Insured)
5.000%, due 04/01/14	1,065,000	1,193,045
Florida Hurricane Catastrophe Fund Finance Corp. Revenue Series A
5.000%, due 07/01/15	1,000,000	1,098,210
Florida State Board of Education Lottery Revenue Refunding Series C
5.000%, due 07/01/16	1,000,000	1,164,750
Florida State Municipal Power Agency Revenue All Requirements Power Series A
5.250%, due 10/01/20	1,555,000	1,798,715
5.250%, due 10/01/21	2,000,000	2,251,320
Gainesville Utilities Systems Revenue Series B
6.500%, due 10/01/12	1,795,000	1,986,114
Lakeland Energy System Revenue Refunding Series B (AGM Insured)
5.000%, due 10/01/17	2,000,000	2,298,840
Miami-Dade County Water & Sewer Revenue Refunding Series C
5.250%, due 10/01/18	2,000,000	2,352,940
Miami-Dade County Water & Sewer Revenue Refunding Systems Series B (AGM Insured)
5.250%, due 10/01/18	2,500,000	2,984,350
Orlando & Orange County Expressway Authority Expressway Revenue Junior Lien (NATL-RE-IBC/FGIC Insured)
8.250%, due 07/01/16	2,595,000	3,401,863
Tampa Solid Waste System Revenue Refunding (AGM Insured)
5.000%, due 10/01/15(1)	1,000,000	1,090,770
Tampa Utilities Tax & Special Revenue Refunding Series B (AMBAC Insured)
5.750%, due 10/01/15	1,000,000	1,181,370
Tampa-Hillsborough County Expressway Authority Revenue (AMBAC Insured)
5.000%, due 07/01/14	1,535,000	1,718,049
		29,444,880
Georgia—1.84%
De Kalb County Water & Sewer Revenue Refunding Series B
5.250%, due 10/01/24	2,000,000	2,435,480
Fulton De Kalb Hospital Authority Hospital Revenue Refunding Certificates (AGM Insured)
5.250%, due 01/01/15	2,000,000	2,239,380

UBS PACE Select Advisors Trust

UBS PACE Municipal Fixed Income Investments

Schedule of investments – October 31, 2010 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Georgia—(concluded)

Gwinnett County Development Authority Certificates of Participation, Gwinnett County Public Schools Project (Pre-refunded with State and Local Government Securities to 01/01/14 @ 100) (NATL-RE Insured)

5.250%, due 01/01/20	1,250,000	1,423,450
		6,098,310
Guam—0.31%
Guam Education Financing Foundation Certificates of Participation, Guam Public Schools Project Series A
5.000%, due 10/01/12	1,000,000	1,029,030

Hawaii—0.32%
Hawaii State Harbor Systems Revenue Series A (AGM Insured)
5.000%, due 01/01/13(1)	1,000,000	1,074,060

Idaho—0.15%
Idaho Housing & Finance Association Single-Family Mortgage
Series G-2, Class III
5.950%, due 07/01/19(1)	405,000	423,703
Subseries D-3
5.150%, due 07/01/13(1)	75,000	76,426
		500,129
Illinois—8.14%
Chicago (Pre-refunded with State and Local Government Securities to 01/01/14 @ 100) Series A (AGM Insured)
5.000%, due 01/01/34	2,000,000	2,257,200
Cook County Forest Preservation District (AMBAC Insured)
5.000%, due 11/15/19	5,180,000	6,052,467
Illinois Development Finance Authority Revenue DePaul University Series C
5.500%, due 10/01/13	1,000,000	1,096,160
Illinois Development Finance Authority Revenue School District Program School District No. U-46 (AGM Insured)
5.150%, due 01/01/19	2,000,000	2,286,140
Illinois Health Facilities Authority Revenue Evangelical Hospital Series A (Escrowed to Maturity)
6.750%, due 04/15/17	660,000	791,472
Illinois Health Facilities Authority Revenue University of Chicago Hospital & Health (NATL-RE Insured)
5.000%, due 08/15/12	2,000,000	2,126,120
Illinois Municipal Electric Agency Power Supply Refunding Series C (NATL-RE-FGIC Insured)
5.000%, due 02/01/16	1,200,000	1,356,000

UBS PACE Select Advisors Trust

UBS PACE Municipal Fixed Income Investments

Schedule of investments – October 31, 2010 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Illinois—(concluded)
Illinois State Refunding
5.000%, due 01/01/22	2,500,000	2,633,275
5.000%, due 01/01/24	1,000,000	1,037,940
Illinois Toll Highway Authority Toll Highway Revenue Refunding Senior Series A-1
5.000%, due 01/01/25	1,250,000	1,369,238
Regional Transportation Authority Series A (AGM Insured)
5.750%, due 06/01/18	3,000,000	3,601,650
Springfield Electric Revenue Senior Lien Electric
5.000%, due 03/01/16	2,000,000	2,308,920
		26,916,582
Indiana—2.22%
Carmel Industry School Building Corp. First Mortgage (Pre-refunded with State and Local Government Securities to 07/15/13 @ 100) (NATL-RE Insured)
5.000%, due 07/15/20	1,800,000	2,009,232
Indiana State Finance Authority Environmental Facilities Revenue Refunding Industrial Power & Light Co. Series C
4.900%, due 01/01/16	1,500,000	1,645,335
Indiana University Revenues Student Fees Series S
5.000%, due 08/01/19	1,185,000	1,396,108
Indianapolis Thermal Energy System Refunding (AGM Insured)
5.000%, due 10/01/16	2,000,000	2,305,120
		7,355,795
Iowa—1.08%
Iowa Finance Authority Revenue Revolving Fund
5.250%, due 02/01/14	3,310,000	3,564,241

Kentucky—0.47%
Louisville & Jefferson County Regional Airport Authority Airport Systems Revenue Series A (AGM Insured)
5.750%, due 07/01/13(1)	1,505,000	1,560,836

Louisiana—1.74%
Jefferson Parish Home Mortgage Authority Single-Family Mortgage Revenue Series A (GNMA/FNMA and FHA/VA/USDA Mortgages Insured)
5.125%, due 06/01/26(1)	765,000	798,584
Louisiana Public Facilities Authority Revenue Hurricane Recovery Project (AMBAC Insured)
5.000%, due 06/01/15	2,880,000	3,235,190
New Orleans Aviation Board Revenue New Orleans Aviation Series B2 Refunding (AGM Insured)
5.000%, due 01/01/12(1)	1,655,000	1,727,754
		5,761,528

UBS PACE Select Advisors Trust

UBS PACE Municipal Fixed Income Investments

Schedule of investments – October 31, 2010 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Maryland—0.69%
Maryland State & Local Facilities Lien First Series
5.000%, due 08/01/15	2,000,000	2,287,440

Massachusetts—4.63%
Massachusetts Bay Transportation Authority Massachusetts Sales Tax Revenue
Series A
5.000%, due 07/01/22	2,000,000	2,340,820
Series B
5.250%, due 07/01/21	6,000,000	7,307,580
Massachusetts Health & Educational Facilities Authority Revenue Massachusetts Institute of Technology Series M
5.250%, due 07/01/29	1,000,000	1,236,810
Massachusetts Health & Educational Facilities Authority Revenue Partners Healthcare Systems Series G-5
5.000%, due 07/01/19	1,000,000	1,114,320
Massachusetts State Development Finance Agency Solid Waste Disposal Revenue Waste Management Income Project
5.450%, due 06/01/14(1)	2,000,000	2,144,700
Massachusetts State Water Resources Authority Refunding General Series B
5.000%, due 08/01/15	1,000,000	1,172,850
		15,317,080
Michigan—3.01%
Detroit Sewer Disposal Revenue Refunding Senior Lien Series C-1
6.500%, due 07/01/24	2,250,000	2,556,158
Detroit Sewer Disposal Revenue Second Lien Series D-2 (Mandatory Put 01/01/12 @ 100) (NATL-RE Insured)
5.500%, due 07/01/32(3)	2,000,000	2,058,020
Detroit Sewer Disposal Revenue Senior Lien Series A (AGM Insured)
5.250%, due 07/01/19	2,500,000	2,806,800
Michigan State Housing Development Authority Series A
4.550%, due 12/01/14(1)	2,395,000	2,528,473
		9,949,451
Minnesota—0.00%
Moorhead Residential Mortgage (Escrowed to Maturity) (FHA/VA Mortgages Insured)
7.100%, due 08/01/11	10,000	10,438

Missouri—2.93%
Missouri State Health & Educational Facilities Authority Health Facilities Revenue St. Lukes Health Systems Series A (AGM Insured)
5.000%, due 11/15/16	2,000,000	2,260,060
5.000%, due 11/15/17	2,500,000	2,828,225

UBS PACE Select Advisors Trust

UBS PACE Municipal Fixed Income Investments

Schedule of investments – October 31, 2010 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Missouri—(concluded)
Missouri State Highways & Transit Commission State Road Revenue Second Lien
5.000%, due 05/01/16	2,000,000	2,369,740
Springfield Public Building Corp. Leasehold Revenue Springfield Branson Airport Series B (AMBAC Insured)
5.000%, due 07/01/13(1)	2,075,000	2,249,694
		9,707,719
Nevada—0.53%
Las Vegas Valley Water District Refunding & Improvement Series A
5.000%, due 02/01/17	1,500,000	1,736,085

New Jersey—0.97%
New Jersey Economic Development Authority Water Facilities Revenue Refunding American Water Co. Series C
5.100%, due 06/01/23(1)	1,000,000	1,074,490
New Jersey Transportation Trust Fund Authority Transportation System Series B (AGC-ICC/FGIC Insured)
5.500%, due 12/15/20	1,500,000	1,779,810
Tobacco Settlement Financing Corp. Series 1-A
4.500%, due 06/01/23	365,000	341,596
		3,195,896
New York—6.39%
New York City Health & Hospital Corp. Revenue Health System Series A
5.000%, due 02/15/22	3,500,000	3,843,350
New York City Industrial Development Agency Special Facility Revenue Terminal One Group Association Project
5.000%, due 01/01/11(1)	2,000,000	2,010,160
New York City Series B
5.000%, due 08/01/17	1,750,000	2,043,772
New York City Transitional Finance Authority Revenue Refunding Future Tax Secured Series A
5.500%, due 11/01/26(3)	2,000,000	2,093,060
New York State Dorm Authority Lease Revenue Series B (Mandatory Put 07/01/13 @ 100) (XL Capital Insured)
5.250%, due 07/01/32(3)	1,500,000	1,653,840
New York State Dorm Authority State Personal Income Tax Revenue Education Series D
5.000%, due 03/15/15	2,500,000	2,883,375
Port Authority of New York & New Jersey (NATL-RE-FGIC Insured)
5.000%, due 10/01/13(1)	6,000,000	6,599,040
		21,126,597

UBS PACE Select Advisors Trust

UBS PACE Municipal Fixed Income Investments

Schedule of investments – October 31, 2010 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
North Carolina—1.74%
Iredell County Certificates of Participation Iredell County School Project (AGM Insured)
5.250%, due 06/01/15	1,000,000	1,167,960
North Carolina Capital Facilities Finance Agency Revenue Duke University Project (Pre-refunded with State and Local Government Securities to 10/01/12 @ 100) Series A
5.125%, due 07/01/42	2,700,000	2,940,219
North Carolina State Refunding Series E
5.000%, due 02/01/13	1,510,000	1,659,898
		5,768,077
Ohio—1.84%
Cleveland Waterworks Revenue Refunding First Mortgage Series G (NATL-RE Insured)
5.500%, due 01/01/13	1,555,000	1,597,109
Kent State University Revenue General Receipts Series B (Assured Guaranty Insured)
5.000%, due 05/01/21	3,000,000	3,420,900
Ohio State Water Development Authority Water Pollution Control Revenue Loan Fund (Pre-refunded with State and Local Government Securities to 06/01/12 @ 100)
5.050%, due 12/01/21	1,000,000	1,073,460
		6,091,469
Oklahoma—0.34%
Oklahoma Department of Transportation Revenue Grant Anticipation Notes Series A
5.000%, due 09/01/13	1,000,000	1,114,060

Oregon—0.35%
Oregon State Department of Transportation Highway User Tax Revenue Series A
5.250%, due 11/15/14	1,000,000	1,165,140

Pennsylvania—2.96%
Allegheny County Sanitation Authority Sewer Revenue (Pre-refunded with US Government Securities and a Repurchase Agreement to 12/01/10 @ 101) (NATL-RE Insured)
5.750%, due 12/01/15	800,000	811,848
Lancaster Sewer Authority (Escrowed to Maturity)
6.000%, due 04/01/12	20,000	20,890
Pennsylvania Intergovernmental Cooperative Authority Special Tax Revenue Refunding Philadelphia Funding Program
5.000%, due 06/15/17	2,000,000	2,355,300
Pennsylvania State Higher Educational Facilities Authority Revenue University of Pennsylvania Series A
5.000%, due 09/01/17	1,150,000	1,374,572

UBS PACE Select Advisors Trust

UBS PACE Municipal Fixed Income Investments

Schedule of investments – October 31, 2010 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Pennsylvania—(concluded)
Pennsylvania Third Series (AGM Insured)
5.000%, due 09/01/15	1,000,000	1,139,590
Philadelphia Water & Wastewater Revenue Refunding Series A
5.000%, due 06/15/15	1,500,000	1,700,625
University of Pittsburgh of the Commonwealth System of Higher Education Capital Project Series B
5.500%, due 09/15/21	2,000,000	2,393,760
		9,796,585
Puerto Rico—4.59%
Puerto Rico Commonwealth Government Development Bank Senior Notes
Series B
5.000%, due 12/01/14	1,500,000	1,625,595
Series C
5.250%, due 01/01/15(1)	1,000,000	1,064,940
Puerto Rico Commonwealth Highway & Transportation Authority Highway Revenue Refunding Series CC
5.000%, due 07/01/13	1,070,000	1,147,190
Puerto Rico Commonwealth Highway & Transportation Authority Transportation Revenue (AGM Insured)
5.500%, due 07/01/25	2,000,000	2,222,080
Puerto Rico Commonwealth Refunding Series A (Mandatory Put 07/01/12 @ 100)
5.000%, due 07/01/30(3)	1,000,000	1,042,500
Puerto Rico Public Buildings Authority Revenue Guaranteed Refunding Government Facilities Series J (Mandatory Put 07/01/12 @ 100) (Commonwealth GTD)
5.000%, due 07/01/28(3)	3,000,000	3,124,980
Puerto Rico Public Finance Corp. Refunding Commonwealth Appropriations Series A (Mandatory Put 02/01/12 @ 100)
5.750%, due 08/01/27(3)	500,000	520,430
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue First Sub- Series A
5.500%, due 08/01/23	4,000,000	4,435,840
		15,183,555
South Carolina—0.70%
Richland County School District No. 002 Series A (SCSDE Insured)
5.000%, due 02/01/21	2,000,000	2,308,680

South Dakota—0.58%
South Dakota Health & Educational Facilities Authority Revenue Refunding Prairie Lakes Health Care (ACA/CBI Insured)
5.450%, due 04/01/13	1,915,000	1,918,792

UBS PACE Select Advisors Trust

UBS PACE Municipal Fixed Income Investments

Schedule of investments – October 31, 2010 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Tennessee—2.34%
Memphis Electric System Revenue Refunding Sub
5.000%, due 12/01/15	2,625,000	3,074,190
Metropolitan Government Nashville & Davidson County Water Sewer Revenue Cab Converter Refunding (NATL-RE-FGIC/TCRs)
7.700%, due 01/01/12(4)	4,455,000	4,649,817
		7,724,007
Texas—13.26%
Aldine Independent School District School Building (PSF-GTD)
5.000%, due 02/15/19	1,435,000	1,682,911
Cypress-Fairbanks Independent School District Schoolhouse (PSF-GTD)
5.000%, due 02/15/18	2,500,000	2,912,950
Dallas-Fort Worth International Airport Revenue Refunding & Improvement Series A (NATL-RE-FGIC Insured)
5.750%, due 11/01/13(1)	2,000,000	2,093,840
Dickinson Independent School District Refunding Schoolhouse (PSF-GTD)
5.000%, due 02/15/23	1,920,000	2,120,659
Fort Worth Independent School District (PSF-GTD)
5.000%, due 02/15/15	2,000,000	2,323,080
Harris County Flood Control District Refunding Contract Series A
5.250%, due 10/01/18	2,000,000	2,429,080
Harris County Hospital District Revenue Refunding Senior Lien Series A (NATL-RE Insured)
5.000%, due 02/15/18	1,675,000	1,844,074
Houston Utilities Systems Revenue Refunding Combined First Lien Series A (AGM Insured)
5.250%, due 11/15/17	2,500,000	3,009,525
Katy Independent School District School Building Series A (Pre-refunded with FHLMC, FNMA and US Government obligations to 02/15/13 @ 100) (PSF-GTD)
5.000%, due 02/15/14	2,000,000	2,186,020
Lower Colorado River Authority Refunding LCRA Transmission Services (BHAC Insured)
5.000%, due 05/15/20	1,765,000	2,005,552
North East Independent School District School Building Series A (PSF-GTD)
5.000%, due 08/01/21	2,000,000	2,278,940
North Texas Health Facilities Development Corp. Hospital Revenue United Regional Health Care Systems (AGM Insured)
5.000%, due 09/01/21	1,450,000	1,550,253
5.000%, due 09/01/22	1,400,000	1,487,276
Pasadena Independent School District Refunding (PSF-GTD)
5.000%, due 02/15/19	2,000,000	2,344,980

UBS PACE Select Advisors Trust

UBS PACE Municipal Fixed Income Investments

Schedule of investments – October 31, 2010 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Texas—(concluded)
Round Rock Independent School District (PSF-GTD)
5.000%, due 08/01/16	2,750,000	3,270,905
San Antonio Electric & Gas Refunding Series A
5.000%, due 02/01/17	1,295,000	1,532,024
Schertz-Cibolo-Universal City Independent School District School Building Series A (PSF-GTD)
5.000%, due 02/01/14	1,500,000	1,694,430
Texas Municipal Power Agency Revenue (Escrowed to Maturity) (NATL-RE Insured)
6.100%, due 09/01/13(5)	25,000	24,297
Texas Water Development Board Revenue State Revolving Fund Subseries A-1
5.000%, due 07/15/24	1,885,000	2,148,372
Tyler Independent School District School Building
5.000%, due 02/15/18	2,165,000	2,557,493
University of Texas University Revenues Refunding Financing System
Series D (Pre-refunded with State and Local Government Securities to 02/15/17 @ 100)
5.000%, due 08/15/17	1,805,000	2,154,701
Series D Unrefunded Balance
5.000%, due 08/15/17	195,000	230,913
		43,882,275
Utah—0.52%
Riverton Hospital Revenue IHC Health Services, Inc.
5.000%, due 08/15/15	1,200,000	1,373,820
Utah State Housing Finance Agency Single-Family Mortgage Series G-3, Class III
5.700%, due 07/01/15(1)	340,000	349,459
		1,723,279
Virginia—0.68%
Virginia College Building Authority Educational Facilities Revenue 21st Century College & Equipment (Pre-refunded with State and Local Government Securities to 02/01/14 @ 100) Series A
5.000%, due 02/01/21	2,000,000	2,263,160

Washington—6.44%
Energy Northwest Electric Revenue Columbia Station Series A
5.000%, due 07/01/23	2,500,000	2,737,050
Energy Northwest Electric Revenue Refunding Columbia Station Series A
5.000%, due 07/01/21	2,000,000	2,214,820
Energy Northwest Electric Revenue Refunding Project 1 Series A
5.000%, due 07/01/16	1,515,000	1,789,609
Energy Northwest Electric Revenue Refunding Project 3 Series A
5.500%, due 07/01/13	1,000,000	1,126,280

UBS PACE Select Advisors Trust

UBS PACE Municipal Fixed Income Investments

Schedule of investments – October 31, 2010 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(concluded)
Washington—(concluded)
Port of Seattle Revenue Refunding Intermediate Lien Series C
5.000%, due 02/01/16(1)	1,000,000	1,105,240
Seattle Municipal Lighting & Power Revenue Refunding & Improvement Series B
5.000%, due 02/01/14	1,000,000	1,128,240
Washington Health Care Facilities Authority Overlake Hospital Medical Center Series A (Assured Guaranty Insured)
5.000%, due 07/01/16	1,000,000	1,103,060
Washington State Public Power Supply Systems Nuclear Project No. 1 Revenue Refunding Series B
7.125%, due 07/01/16	3,000,000	3,837,150
Washington State
Series 93-A (Escrowed to Maturity)
5.750%, due 10/01/12	5,000	5,326
Series A-Various Purpose
5.000%, due 07/01/17	2,130,000	2,534,551
5.000%, due 07/01/20	2,625,000	3,037,807
Washington State Unrefunded Balance Series 93-A (AGM-CR Insured)
5.750%, due 10/01/12	645,000	684,306
		21,303,439
Total municipal bonds and notes (cost—$308,355,234)		326,335,412

	Number of shares
Tax-free money market fund—0.03%
State Street Global Advisors Tax Free Money Market Fund (cost—$115,231)	115,231	115,231

Total investments (cost—$308,470,465)—98.67%		326,450,643
Other assets in excess of liabilities—1.33%		4,398,582
Net assets—100.00%		330,849,225

Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $308,470,465; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$18,798,465
Gross unrealized depreciation	(818,287)
Net unrealized appreciation	$17,980,178

(1)	Security subject to Alternative Minimum Tax.
(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security, which represents 0.50% of net assets as of October 31, 2010, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(3)	Variable rate security. The interest rate shown is the current rate as of October 31, 2010, and resets periodically.
(4)	Step bond that converts to the noted fixed rate at a designated future date.
(5)	Zero coupon bond; interest rate represents annualized yield at date of purchase.
ACA	American Capital Access
AGC	Associated General Contractors

UBS PACE Select Advisors Trust

UBS PACE Municipal Fixed Income Investments

Schedule of investments – October 31, 2010 (unaudited)

AGM	Assured Guaranty Municipal Corporation
AMBAC	American Municipal Bond Assurance Corporation
BHAC	Berkshire Hathaway Assurance Corporation
CBI	Certificates of Bond Insurance
CR	Custodial Receipts
FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GTD	Guaranteed
IBC	Insured Bond Certificate
ICC	International Code Council
NATL-RE	National Reinsurance
PSF	Permanent School Fund
SCSDE	South Carolina School District Enhancement
TCRs	Transferable Custodial Receipts
USDA	United States Department of Agriculture
VA	Veterans Administration

The following is a summary of the fair valuations according to the inputs used as of October 31, 2010 in valuing the Portfolio’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Municipal bonds and notes	—	326,335,412	—	326,335,412
Tax-free money market fund	—	115,231	—	115,231
Total	—	326,450,643	—	326,450,643

At October 31, 2010, there were no transfers between Level 1 and Level 2.

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated July 31, 2010.

UBS PACE Select Advisors Trust

UBS PACE Global Fixed Income Investments

Schedule of investments – October 31, 2010 (unaudited)

Security description		Face amount (1)	Value ($)
Long-term global debt securities—97.23%
Australia—0.23%
BHP Billiton Finance Ltd.
4.125%, due 05/05/11	EUR	900,000	1,268,315

Brazil—0.35%
Federal Republic of Brazil
8.000%, due 01/15/18	USD	458,333	554,583
11.000%, due 08/17/40	USD	1,000,000	1,400,000
			1,954,583
Canada—7.02%
Canadian Government Bond
3.750%, due 06/01/19		10,040,000	10,629,071
4.250%, due 06/01/18		17,100,000	18,783,677
Cards II Trust
3.048%, due 05/15/13		3,100,000	3,115,410
Toronto-Dominion Bank
5.375%, due 05/14/15	EUR	4,000,000	6,273,183
			38,801,341
Denmark—1.26%
Kingdom of Denmark
4.000%, due 11/15/15		11,760,000	2,407,581
5.000%, due 11/15/13		14,180,000	2,920,462
Nykredit Realkredit A/S
4.000%, due 01/01/12		8,613,000	1,653,361
			6,981,404
France—6.21%
BNP Paribas
3.125%, due 12/06/15(2)		750,000	1,037,492
BNP Paribas Home Loan Covered Bonds SA
2.200%, due 11/02/15(3)	USD	3,900,000	3,921,735
Caisse d’Amortissement de la Dette Sociale
3.625%, due 04/25/15		10,325,000	15,278,986
Crown European Holdings SA
7.125%, due 08/15/18		550,000	799,937
Electricite De France
5.375%, due 05/29/20		1,000,000	1,596,139
GDF Suez
2.750%, due 10/18/17		1,800,000	2,462,466
Republic of France
4.000%, due 04/25/55		1,250,000	1,975,434
5.750%, due 10/25/32		2,520,000	4,805,787
Societe Generale
5.250%, due 03/28/13		1,000,000	1,484,005
6.125%, due 08/20/18		600,000	977,473
			34,339,454
Germany—13.60%
Bayerische Landesbank
4.000%, due 01/16/12		7,340,000	10,533,197
Bundesobligation, Series 156
2.500%, due 02/27/15		11,180,000	16,150,684

UBS PACE Select Advisors Trust

UBS PACE Global Fixed Income Investments

Schedule of investments – October 31, 2010 (unaudited)

Security description		Face amount (1)	Value ($)
Long-term global debt securities—(continued)
Germany—(concluded)
Bundesrepublik Deutschland,
Series 06
3.750%, due 01/04/17		4,400,000	6,738,333
Series 08
4.750%, due 07/04/40		5,330,000	9,872,415
Series 09
3.750%, due 01/04/19		8,260,000	12,668,198
Series 98
5.625%, due 01/04/28		1,950,000	3,644,644
Daimler AG
4.125%, due 01/19/17		1,100,000	1,603,858
Deutsche Bank AG
3.625%, due 03/09/17(2)		2,250,000	3,110,240
Kreditanstalt Fuer Wiederaufbau
5.250%, due 07/04/12		4,100,000	6,096,508
NRW Bank
3.875%, due 01/27/20		2,300,000	3,451,290
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
8.125%, due 12/01/17		900,000	1,308,988
			75,178,355
India—0.30%
Bank of India London
4.750%, due 09/30/15	USD	1,000,000	1,029,052
ICICI Bank Ltd.
5.500%, due 03/25/15	USD	300,000	314,849
State Bank of India London
4.500%, due 10/23/14	USD	300,000	313,684
			1,657,585
Ireland—0.16%
Smurfit Kappa Acquisitions
7.250%, due 11/15/17		600,000	870,571

Italy—2.87%
Buoni Poliennali Del Tesoro
4.500%, due 02/01/20		10,800,000	15,848,851

Japan—19.07%
Bank of Tokyo-Mitsubishi UFJ Ltd.
3.500%, due 12/16/15(2)	EUR	2,300,000	3,201,623
3.850%, due 01/22/15(3)	USD	1,900,000	2,045,340
Development Bank of Japan
1.750%, due 03/17/17		130,000,000	1,736,910
2.300%, due 03/19/26		500,000,000	6,729,862
Government of Japan
1.300%, due 12/20/18		549,000,000	7,169,707
1.700%, due 12/20/16		1,755,000,000	23,524,044
1.700%, due 03/20/17		360,600,000	4,840,326
2.000%, due 03/20/16		2,906,000,000	39,305,790
2.000%, due 12/20/24		685,000,000	9,136,506
2.200%, due 09/20/26		159,700,000	2,154,154
2.300%, due 12/20/36		380,000,000	5,053,991

UBS PACE Select Advisors Trust

UBS PACE Global Fixed Income Investments

Schedule of investments – October 31, 2010 (unaudited)

Security description		Face amount (1)	Value ($)
Long-term global debt securities—(continued)
Japan—(concluded)
Japan Finance Organization for Municipalities
1.900%, due 06/22/18		40,000,000	542,520
			105,440,773
Luxembourg—1.80%
Gazprom Via Gaz Capital SA
4.560%, due 12/09/12		3,200,000	4,604,075
8.125%, due 02/04/15		2,000,000	3,162,866
8.625%, due 04/28/34	USD	100,000	124,500
John Deere Bank SA
6.000%, due 06/23/11		1,000,000	1,425,330
Prologis International Funding SA
7.625%, due 10/23/14(4)		450,000	645,099
			9,961,870
Malaysia—1.06%
Malaysia Government Bond, Series 0902
4.378%, due 11/29/19		17,500,000	5,843,645

Mexico—2.40%
Mexican Bonos
8.500%, due 12/13/18		140,200,000	13,267,986

Netherlands—1.62%
Bank Nederlandse Gemeenten
4.375%, due 01/19/15	GBP	660,000	1,151,206
BMW Finance N.V.
4.000%, due 09/17/14		600,000	877,345
Government of the Netherlands
5.500%, due 01/15/28		1,830,500	3,363,231
ING Bank N.V.
6.125%, due 05/29/23(2)		800,000	1,237,121
Urenco Finance N.V.
5.375%, due 05/22/15		1,500,000	2,329,899
			8,958,802
Norway—1.04%
DnB NOR Boligkreditt
3.375%, due 01/20/17	EUR	4,000,000	5,763,416

Peru—0.20%
Republic of Peru
6.550%, due 03/14/37	USD	900,000	1,102,500

Poland—0.96%
Poland Government Bond, Series 1019
5.500%, due 10/25/19		15,300,000	5,325,007

Russia—0.02%
Russian Foreign Bond
5.000%, due 04/29/20	USD	100,000	104,000

UBS PACE Select Advisors Trust

UBS PACE Global Fixed Income Investments

Schedule of investments – October 31, 2010 (unaudited)

Security description		Face amount (1)	Value ($)
Long-term global debt securities—(continued)
Singapore—1.33%
DBS Bank Ltd.
2.375%, due 09/14/15	USD	950,000	949,577
5.000%, due 11/15/19(2),(3)	USD	2,400,000	2,585,585
Oversea-Chinese Banking Corp., Ltd.
4.250%, due 11/18/19(2)	USD	2,300,000	2,421,129
United Overseas Bank Ltd.
5.375%, due 09/03/19(2),(3)	USD	1,300,000	1,412,337
			7,368,628
South Korea—5.03%
Korea Treasury Bond
5.750%, due 09/10/18		24,966,710,000	24,362,561
Series 1012
5.750%, due 12/10/10		3,896,110,000	3,473,862
			27,836,423
Supranationals—2.65%
European Investment Bank
6.000%, due 12/07/28	GBP	3,200,000	6,343,218
Inter-American Development Bank
5.125%, due 09/13/16		7,000,000	8,329,846
			14,673,064
Sweden—2.51%
Government of Sweden
4.250%, due 03/12/19		14,830,000	2,459,511
Nordea Bank AB
4.000%, due 09/30/16(2)	EUR	1,900,000	2,666,721
Nordea Hypotek AB
3.500%, due 01/18/17	EUR	2,100,000	3,039,703
Skandinaviska Enskilda Banken AB
4.500%, due 04/25/13	EUR	3,880,000	5,725,378
			13,891,313
Switzerland—0.74%
Credit Suisse London
5.125%, due 09/18/17	EUR	2,650,000	4,067,697

Turkey—0.09%
Republic of Turkey
7.000%, due 06/05/20	USD	400,000	493,000

United Kingdom—16.18%
Abbey National Treasury Services PLC
3.625%, due 10/14/16	EUR	2,000,000	2,795,695
Anglian Water Services Finance PLC
6.250%, due 06/27/16	EUR	900,000	1,450,797
Aviva PLC
5.250%, due 10/02/23(2)	EUR	1,500,000	2,129,454
Barclays Bank PLC
4.000%, due 10/07/19	EUR	1,900,000	2,743,880

UBS PACE Select Advisors Trust

UBS PACE Global Fixed Income Investments

Schedule of investments – October 31, 2010 (unaudited)

Security description		Face amount (1)	Value ($)
Long-term global debt securities—(continued)
United Kingdom—(concluded)
4.500%, due 03/04/19(2)	EUR	1,450,000	2,083,870
Diageo Finance PLC
6.625%, due 12/05/14	EUR	1,900,000	3,052,081
HSBC Holdings PLC
6.250%, due 03/19/18	EUR	4,000,000	6,440,945
Lloyds TSB Bank PLC
5.625%, due 03/05/18(2)	EUR	1,800,000	2,572,716
National Grid Gas PLC
5.125%, due 05/14/13	EUR	1,700,000	2,528,381
Nationwide Building Society
4.375%, due 02/28/22	EUR	3,750,000	5,403,213
Network Rail Infrastructure Finance PLC
4.875%, due 11/27/15		705,000	1,269,807
Royal Bank of Scotland Group PLC
5.250%, due 05/15/13	EUR	1,350,000	1,968,604
Royal Bank of Scotland PLC
4.875%, due 08/25/14(3)		3,000,000	3,210,858
Scottish & Southern Energy PLC
6.125%, due 07/29/13	EUR	900,000	1,376,190
Standard Chartered Bank
3.625%, due 02/03/17(2)	EUR	1,400,000	1,969,457
Standard Chartered PLC
3.625%, due 12/15/15	EUR	4,500,000	6,407,114
United Kingdom Treasury Bonds
4.000%, due 09/07/16		470,000	830,381
4.250%, due 12/07/55		3,770,000	6,173,460
4.500%, due 03/07/19		16,500,000	29,581,570
United Kingdom Treasury Inflation Linked Bonds
1.250%, due 11/22/17		3,128,517	5,496,936
			89,485,409
United States—8.38%
BMW US Capital LLC
5.000%, due 05/28/15	EUR	600,000	916,781
Citigroup, Inc.
6.000%, due 08/15/17		1,800,000	1,984,476
Georgia-Pacific LLC
8.000%, due 01/15/24		500,000	611,250
HSBC Bank USA N.A.
4.875%, due 08/24/20		1,400,000	1,454,572
IBM Corp.
5.700%, due 09/14/17		4,200,000	5,017,253
Johnson & Johnson
4.750%, due 11/06/19	EUR	3,350,000	5,333,072
JPMorgan Chase Bank N.A.
6.000%, due 10/01/17		4,850,000	5,519,591
OBP Depositor LLC Trust, Series 2010-OBP, Class A
4.646%, due 07/15/45(3)		700,000	751,124

UBS PACE Select Advisors Trust

UBS PACE Global Fixed Income Investments

Schedule of investments – October 31, 2010 (unaudited)

	Security description	Face amount (1)	Value ($)
	Long-term global debt securities—(concluded)
	United States—(concluded)
	Pfizer, Inc.
5.750%, due 06/03/21	EUR	3,900,000	6,446,138
	Philip Morris International, Inc.
	5.650%, due 05/16/18	1,200,000	1,417,403
	6.875%, due 03/17/14	1,800,000	2,125,294
	PNC Funding Corp.
	5.125%, due 02/08/20	2,550,000	2,767,472
	Procter & Gamble Co.
4.500%, due 05/12/14	EUR	3,700,000	5,557,560
	Roche Holdings, Inc.
6.500%, due 03/04/21	EUR	2,900,000	5,061,779
	Wal-Mart Stores, Inc.
	0.750%, due 10/25/13	1,350,000	1,350,518
			46,314,283
	Uruguay—0.15%
	Republica Orient Uruguay
7.625%, due 03/21/36	USD	600,000	807,000
	Total long-term global debt securities (cost—$482,494,788)		537,605,275

	Repurchase agreement—1.57%
	Repurchase agreement dated 10/29/10 with State Street Bank & Trust Co., 0.010% due 11/01/10, collateralized by $8,435,917 US Treasury Notes, 1.375% to 2.500% due 05/15/13 to 05/31/15; (value—$8,889,529); proceeds: $8,715,007 (cost—$8,715,000)	8,715,000	8,715,000
	Total investments (cost—$491,209,788)—98.80%		546,320,275
	Other assets in excess of liabilities—1.20%		6,610,070
	Net assets—100.00%		552,930,345

Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $491,209,788; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$59,058,893
Gross unrealized depreciation	(3,948,406)
Net unrealized appreciation	$55,110,487

Note: The portfolio of investments is listed by the issuer’s country of incorporation.
(1)	In local currency unless otherwise indicated.
(2)	Floating rate security. The interest rate shown is the current rate as of October 31, 2010.
(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 2.52% of net assets as of October 31, 2010, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(4)	Step bond that converts to the noted fixed rate at a designated future date.

EUR	Euro

UBS PACE Select Advisors Trust

UBS PACE Global Fixed Income Investments

Schedule of investments – October 31, 2010 (unaudited)

GBP	Great Britain Pound
USD	United States Dollar

Futures contracts(5)

Number of contracts	Currency	Buy contracts	Expiration dates	Cost ($)	Current value ($)	Unrealized appreciation (depreciation) ($)

283	AUD	Australian Bond 10 Year Futures	December 2010	29,716,020	29,362,617	(353,403)
135	CAD	Canada Government Bond 10 Year Futures	December 2010	16,546,372	16,729,915	183,543
141	EUR	German Euro Bund Futures	December 2010	25,723,333	25,321,410	(401,923)
12	JPY	Japan Government Bond 10 Year Futures	December 2010	21,328,753	21,347,910	19,157
				93,314,478	92,761,852	(552,626)

		Sales contracts		Proceeds ($)

36	EUR	German Euro BOBL Futures	December 2010	(6,043,247)	(5,985,278)	57,969
96	GBP	United Kingdom Long Gilt 10 Year Futures	December 2010	(18,972,900)	(18,972,374)	526
106	USD	US Treasury Bond 30 Year Futures	December 2010	(13,983,743)	(13,879,375)	104,368
220	USD	US Treasury Note 5 Year Futures	December 2010	(26,373,020)	(26,747,188)	(374,168)
398	USD	US Treasury Note 10 Year Futures	December 2010	(49,865,375)	(50,259,937)	(394,562)
				(115,238,285)	(115,844,153)	(605,867)
						(1,158,493)

(5)	Restricted cash of $11,585,248 has been delivered to broker as initial margin for futures contracts.

Currency type abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Great Britain Pound
JPY	Japanese Yen
USD	United States Dollar

UBS PACE Select Advisors Trust

UBS PACE Global Fixed Income Investments

Schedule of investments – October 31, 2010 (unaudited)

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity dates	Unrealized appreciation (depreciation) ($)
Barclays Bank PLC	EUR	4,112,006	USD	5,699,117	12/15/10	(20,939)
Barclays Bank PLC	KRW	10,330,320,000	USD	8,901,305	12/01/10	(267,347)
Barclays Bank PLC	PLN	16,274,826	EUR	4,112,006	12/15/10	27,185
Barclays Bank PLC	USD	7,110,628	CAD	7,212,097	12/15/10	(46,496)
Barclays Bank PLC	USD	603,657	EUR	438,371	12/15/10	6,145
Barclays Bank PLC	USD	987,362	KRW	1,211,000,000	12/01/10	87,458
Barclays Bank PLC	USD	2,270,000	PLN	7,589,745	12/01/10	387,526
Citibank N.A.	DKK	15,948,488	USD	2,965,616	12/15/10	(9,750)
Citibank N.A.	EUR	2,438,334	USD	3,433,224	12/15/10	41,350
Citibank N.A.	GBP	4,020,083	CHF	6,162,707	12/15/10	(174,684)
Citibank N.A.	GBP	10,457,114	USD	16,618,003	12/15/10	(132,490)
Citibank N.A.	JPY	5,280,000	USD	65,304	12/15/10	(336)
Citibank N.A.	USD	24,320,856	AUD	25,099,181	12/15/10	138,544
Citibank N.A.	USD	4,641,221	CNY	30,400,000	06/15/11	(24,879)
Citibank N.A.	USD	8,627,062	EUR	6,229,331	12/15/10	38,324
Citibank N.A.	USD	46,549,743	JPY	3,863,079,378	12/15/10	1,475,267
Citibank N.A.	USD	17,685,074	NOK	102,610,566	12/15/10	(203,367)
Citibank N.A.	USD	2,653,051	SEK	17,711,769	12/15/10	(5,010)
Credit Suisse London Branch	USD	69,931	CAD	70,000	12/15/10	(1,368)
Credit Suisse London Branch	USD	103,722	EUR	76,000	12/15/10	1,999
Credit Suisse London Branch	USD	123,274	JPY	10,000,000	12/15/10	1,043
Credit Suisse London Branch	USD	461,292	MXN	6,024,706	12/01/10	25,715
Credit Suisse London Branch	USD	3,659,787	PHP	172,010,000	12/01/10	332,047
Credit Suisse London Branch	USD	234,091	PLN	673,200	12/15/10	1,391
Deutsche Bank AG London	AUD	89,000	USD	87,268	12/15/10	537
Deutsche Bank AG London	GBP	50,000	USD	79,689	12/15/10	(403)
Deutsche Bank AG London	MYR	17,262,000	USD	5,476,523	06/15/11	7,773
Deutsche Bank AG London	USD	1,533,036	CLP	826,000,000	12/01/10	151,830
Deutsche Bank AG London	USD	659,455	CNY	4,450,000	12/01/10	7,985
Deutsche Bank AG London	USD	108,609	EUR	78,769	12/15/10	964
Deutsche Bank AG London	USD	3,480,859	INR	165,400,000	12/01/10	218,523
Deutsche Bank AG London	USD	92,237	MXN	1,218,729	12/01/10	6,279
Deutsche Bank AG London	USD	5,500,080	MYR	17,262,000	06/15/11	(31,330)
Deutsche Bank AG London	USD	973,202	PEN	2,760,000	12/01/10	12,876
Deutsche Bank AG London	USD	3,707,413	RUB	112,900,000	06/15/11	(123,710)

UBS PACE Select Advisors Trust

UBS PACE Global Fixed Income Investments

Schedule of investments – October 31, 2010 (unaudited)

Forward foreign currency contracts – (concluded)

Counterparty	Contracts to deliver		In exchange for		Maturity dates	Unrealized appreciation (depreciation) ($)
Deutsche Bank AG London	USD	1,458,751	SGD	1,910,000	12/15/10	17,012
Goldman Sachs International	GBP	60,000	USD	95,447	12/15/10	(662)
Goldman Sachs International	USD	1,040,057	EUR	745,615	12/15/10	(2,860)
JPMorgan Chase Bank	USD	2,498,659	CNY	16,300,000	06/15/11	(23,449)
JPMorgan Chase Bank	USD	1,605,910	MYR	5,000,000	06/15/11	(21,867)
JPMorgan Chase Bank	USD	3,218,210	TWD	102,500,000	12/01/10	130,803
Royal Bank of Scotland PLC	USD	2,376,156	GBP	1,481,450	12/15/10	(3,129)
						2,024,500

Currency type abbreviations:

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	Great Britain Pound
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwan Dollar
USD	United States Dollar

UBS PACE Select Advisors Trust

UBS PACE Global Fixed Income Investments

Schedule of investments – October 31, 2010 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of October 31, 2010 in valuing the Portfolio’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Long-term global debt securities	—	537,605,275	—	537,605,275
Repurchase agreement	—	8,715,000	—	8,715,000
Futures contracts, net	(1,158,493)	—	—	(1,158,493)
Forward foreign currency contracts, net	—	2,024,500	—	2,024,500
Total	(1,158,493)	548,344,775	—	547,186,282

At October 31, 2010, there were no transfers between Level 1 and Level 2.

Investments by type of issuer

	Percentage of total investments
	Long-term (%)	Short-term (%)
Government and other public issuers	59.91	—
Repurchase agreement	—	1.60
Banks and other financial institutions	26.19	—
Industrial	12.30	—
	98.40	1.60

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated July 31, 2010.

UBS PACE Select Advisors Trust

UBS PACE High Yield Investments

Schedule of investments – October 31, 2010 (unaudited)

Security description		Face amount (1)	Value ($)
Corporate bonds—86.58%
Aerospace & defense—1.79%
Alliant Techsystems, Inc.
6.750%, due 04/01/16		55,000	57,063
6.875%, due 09/15/20		2,150,000	2,262,875
BE Aerospace, Inc.
8.500%, due 07/01/18		600,000	672,000
Hexcel Corp.
6.750%, due 02/01/15		1,360,000	1,383,800
			4,375,738
Airlines—3.00%
American Airlines Pass Through Trust 2001-01
6.977%, due 05/23/21		363,793	316,500
Class B
7.377%, due 05/23/19		406,670	384,303
Continental Airlines Pass Through Trust 2001-1, Class C
7.033%, due 06/15/11		120,234	122,783
Continental Airlines Pass Through Trust 2003-ERJ1, Series RJ03
7.875%, due 07/02/18		934,667	927,657
Continental Airlines Pass Through Trust 2004-ERJ1, Series RJ04
9.558%, due 09/01/19		838,388	853,059
Continental Airlines Pass Through Trust 2005-ERJ1, Series ERJ1
9.798%, due 04/01/21		1,190,039	1,190,039
Delta Air Lines, Inc.
7.711%, due 09/18/11		280,000	288,400
11.750%, due 03/15/15(2),(8)		2,105,000	2,397,069
United Air Lines Pass Through Trust 2009-2A
9.750%, due 01/15/17		728,070	855,482
			7,335,292
Auto & truck—3.94%
Ford Holdings, Inc.
9.300%, due 03/01/30		1,145,000	1,431,250
9.375%, due 03/01/20		285,000	333,450
Ford Motor Co.
6.625%, due 10/01/28		1,595,000	1,658,800
Motors Liquidation Co.
8.375%, due 07/05/33*,(3)	EUR	2,000,000	890,752
8.375%, due 07/15/33*,(3),(4)		11,910,000	4,287,600
Navistar International Corp.
8.250%, due 11/01/21		935,000	1,024,994
			9,626,846
Automotive parts—0.56%
Goodyear Tire & Rubber Co.
8.250%, due 08/15/20		110,000	117,150
10.500%, due 05/15/16(4)		1,095,000	1,253,775
			1,370,925

UBS PACE Select Advisors Trust

UBS PACE High Yield Investments

Schedule of investments – October 31, 2010 (unaudited)

Security description		Face amount (1)	Value ($)
Corporate bonds—(continued)
Banking-non-US—2.96%
EGG Banking PLC
7.500%, due 12/09/13(5),(6)	GBP	1,560,000	2,394,494
HBOS Capital Funding LP
6.461%, due 11/30/18(5),(6)	GBP	1,400,000	1,906,798
HT1 Funding GmbH
6.352%, due 06/30/17(5),(6)	EUR	1,600,000	1,692,429
IKB Deutsche Industriebank AG
4.500%, due 07/09/13	EUR	1,000,000	1,235,222
			7,228,943
Banking-US—1.12%
Fifth Third Capital Trust IV
6.500%, due 04/15/37(4),(7)		1,600,000	1,524,000
Wachovia Capital Trust III
5.800%, due 03/15/11(5),(6)		750,000	660,000
Wells Fargo & Co., Series K
7.980%, due 03/15/18(5),(6)		525,000	551,250
			2,735,250
Beverages—0.50%
Constellation Brands, Inc.
7.250%, due 09/01/16		590,000	649,000
7.250%, due 05/15/17		225,000	246,656
8.375%, due 12/15/14		300,000	337,875
			1,233,531
Broadcast—0.48%
Clear Channel Communications, Inc.
4.900%, due 05/15/15		985,000	576,225
6.875%, due 06/15/18		730,000	375,950
7.250%, due 10/15/27		445,000	218,050
			1,170,225
Building & construction—2.68%
Beazer Homes USA, Inc.
8.125%, due 06/15/16		1,255,000	1,215,781
D.R. Horton, Inc.
5.625%, due 01/15/16		195,000	194,513
6.500%, due 04/15/16		255,000	259,144
K. Hovnanian Enterprises, Inc.
6.500%, due 01/15/14		770,000	631,400
7.750%, due 05/15/13(4)		80,000	69,800
10.625%, due 10/15/16		1,195,000	1,215,912
PERI GmbH
5.625%, due 12/15/11	EUR	335,000	476,744
Pulte Group, Inc.
6.375%, due 05/15/33		567,000	452,182
7.875%, due 06/15/32		500,000	457,500
Standard Pacific Corp.
8.375%, due 05/15/18		1,365,000	1,414,481

UBS PACE Select Advisors Trust

UBS PACE High Yield Investments

Schedule of investments – October 31, 2010 (unaudited)

Security description		Face amount (1)	Value ($)
Corporate bonds—(continued)
Building & construction—(concluded)
William Lyon Homes, Inc.
10.750%, due 04/01/13		200,000	173,000
			6,560,457
Building materials—0.30%
Interface, Inc., Series B
11.375%, due 11/01/13		625,000	725,000

Building products—1.33%
Nortek, Inc.
11.000%, due 12/01/13		1,381,111	1,470,883
USG Corp.
6.300%, due 11/15/16		1,235,000	1,105,325
9.500%, due 01/15/18(8)		690,000	679,650
			3,255,858
Building products-cement—0.48%
Hanson Ltd.
6.125%, due 08/15/16		600,000	606,000
HeidelbergCement Finance BV
7.500%, due 04/03/20	EUR	395,000	567,628
			1,173,628
Cable—0.96%
Cequel Communications Holdings I LLC/Cequel Capital Corp.
8.625%, due 11/15/17(2)		1,405,000	1,503,350
Dish DBS Corp.
6.625%, due 10/01/14		800,000	847,000
			2,350,350
Car rental—1.54%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
2.876%, due 05/15/14(7)		200,000	189,000
7.625%, due 05/15/14(4),(8)		605,000	621,638
Europcar Groupe SA
4.399%, due 05/15/13(7)	EUR	300,000	394,575
Hertz Corp.
8.875%, due 01/01/14		1,065,000	1,094,287
Hertz Holdings Netherlands BV
8.500%, due 07/31/15	EUR	1,000,000	1,468,349
			3,767,849
Chemicals—3.45%
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC
8.875%, due 02/01/18		985,000	1,057,644
9.750%, due 11/15/14(4)		725,000	763,063
Huntsman International LLC
6.875%, due 11/15/13	EUR	600,000	860,132
7.375%, due 01/01/15(8)		1,440,000	1,477,800
7.500%, due 01/01/15	EUR	650,000	922,763

UBS PACE Select Advisors Trust

UBS PACE High Yield Investments

Schedule of investments – October 31, 2010 (unaudited)

Security description		Face amount (1)	Value ($)
Corporate bonds—(continued)
Chemicals—(concluded)
Invista
9.250%, due 05/01/12(2)		441,000	448,166
LBI Escrow Corp.
8.000%, due 11/01/17(2)		1,290,000	1,412,550
Nalco Co.
9.000%, due 11/15/13	EUR	430,000	607,451
Rockwood Specialties Group, Inc.
7.625%, due 11/15/14	EUR	270,000	383,302
Vertellus Specialties, Inc.
9.375%, due 10/01/15(2)		470,000	505,838
			8,438,709
Coal—0.61%
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.
8.250%, due 12/15/17		770,000	837,375
8.500%, due 12/15/19		605,000	665,500
			1,502,875
Commercial services—1.35%
Ashtead Holdings PLC
8.625%, due 08/01/15(2)		765,000	801,337
Iron Mountain, Inc.
6.750%, due 10/15/18	EUR	495,000	675,162
7.750%, due 01/15/15		209,000	210,568
United Rentals North America, Inc.
7.000%, due 02/15/14(4)		155,000	158,100
9.250%, due 12/15/19		1,315,000	1,459,650
			3,304,817
Computer software & services—0.26%
Sungard Data Systems, Inc.
10.250%, due 08/15/15		600,000	632,250

Consumer products—0.61%
Jarden Corp.
7.500%, due 01/15/20		670,000	710,200
7.500%, due 01/15/20	EUR	550,000	780,800
			1,491,000
Containers & packaging—1.92%
IFCO Systems N.V.
10.000%, due 06/30/16	EUR	500,000	786,367
Impress Holdings BV
4.110%, due 09/15/13(7)	EUR	900,000	1,247,923
OI European Group BV
6.875%, due 03/31/17	EUR	115,000	164,058
Owens-Brockway Glass Container, Inc.
6.750%, due 12/01/14	EUR	435,000	614,515
Rexam PLC
6.750%, due 06/29/67(6)	EUR	1,406,000	1,876,111
			4,688,974

UBS PACE Select Advisors Trust

UBS PACE High Yield Investments

Schedule of investments – October 31, 2010 (unaudited)

Security description		Face amount (1)	Value ($)
Corporate bonds—(continued)
Diversified capital goods—0.55%
Mueller Water Products, Inc.
7.375%, due 06/01/17		965,000	873,325
8.750%, due 09/01/20(2),(4)		430,000	466,013
			1,339,338
Diversified financial services—3.89%
Ally Financial, Inc.
8.000%, due 11/01/31		65,000	71,012
8.000%, due 11/01/31(4)		2,655,000	2,889,240
8.300%, due 02/12/15(2)		645,000	703,050
Bank of America Corp.
8.000%, due 01/30/18(5),(6)		345,000	348,164
Capital One Capital III
7.686%, due 08/15/36		2,000,000	2,030,000
GE Capital Trust III
6.500%, due 09/15/67(7)	GBP	1,750,000	2,607,826
Pinafore LLC/Pinafore, Inc.
9.000%, due 10/01/18(2)		800,000	856,000
			9,505,292
Diversified manufacturing—0.69%
Bombardier, Inc.
7.750%, due 03/15/20(2)		1,520,000	1,687,200

Diversified operations—0.35%
Icahn Enterprises LP
4.000%, due 08/15/13(7)		900,000	855,000

Electric utilities—2.73%
Edison Mission Energy
7.200%, due 05/15/19		150,000	108,000
7.500%, due 06/15/13(4)		1,240,000	1,209,000
7.625%, due 05/15/27		65,000	43,713
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.
10.000%, due 12/01/20		2,028,000	2,124,131
NRG Energy, Inc.
7.250%, due 02/01/14		900,000	921,375
8.250%, due 09/01/20(2)		1,835,000	1,945,100
8.500%, due 06/15/19		295,000	315,650
			6,666,969
Electric-generation—1.17%
Calpine Corp.
7.875%, due 07/31/20(2)		1,415,000	1,482,212
Intergen N.V.
8.500%, due 06/30/17	EUR	205,000	303,865
9.500%, due 06/30/17	GBP	490,000	847,964
Tenaska Alabama Partners LP
7.000%, due 06/30/21(2)		222,274	230,610
			2,864,651
Electronics—1.04%
Freescale Semiconductor, Inc.
9.250%, due 04/15/18(2)		1,180,000	1,262,600

UBS PACE Select Advisors Trust

UBS PACE High Yield Investments

Schedule of investments – October 31, 2010 (unaudited)

Security description		Face amount (1)	Value ($)
Corporate bonds—(continued)
Electronics—(concluded)
10.125%, due 03/15/18(2),(4)		570,000	625,575
SGL Carbon SE
2.149%, due 05/15/15(7)	EUR	500,000	647,257
			2,535,432
Finance-captive automotive—0.66%
Ally Credit Canada Ltd.
6.000%, due 05/23/12	EUR	300,000	421,715
FCE Bank PLC
7.125%, due 01/15/13	EUR	800,000	1,180,247
			1,601,962
Finance-noncaptive consumer—1.39%
CIT Group, Inc.
7.000%, due 05/01/14(4)		399,148	401,144
7.000%, due 05/01/15(4)		506,342	505,709
7.000%, due 05/01/16		1,309,905	1,304,993
7.000%, due 05/01/17		1,181,469	1,175,561
			3,387,407
Finance-other—1.68%
American General Finance Corp.
3.250%, due 01/16/13	EUR	1,000,000	1,196,780
American General Finance Corp. MTN
6.500%, due 09/15/17		545,000	434,637
6.900%, due 12/15/17		350,000	291,375
Series H
5.375%, due 10/01/12		175,000	166,250
SLM Corp. MTN
8.000%, due 03/25/20		2,000,000	2,021,536
			4,110,578
Financial services—1.75%
HSBC Finance Capital Trust IX
5.911%, due 11/30/35(6)		1,450,000	1,384,750
Northern Rock Asset Management PLC
9.375%, due 10/17/21	GBP	2,000,000	2,884,232
			4,268,982
Firearms & ammunition—0.24%
Colt Defense LLC/Colt Finance Corp.
8.750%, due 11/15/17(2)		790,000	593,488

Food—0.19%
Smithfield Foods, Inc.
10.000%, due 07/15/14(2)		410,000	472,525

Food-wholesale—0.08%
Barry Callebaut Services N.V.
6.000%, due 07/13/17	EUR	140,000	207,030

Gaming—4.74%
Harrah’s Operating Co., Inc.
10.000%, due 12/15/18(4)		1,364,000	1,183,270

UBS PACE Select Advisors Trust

UBS PACE High Yield Investments

Schedule of investments – October 31, 2010 (unaudited)

Security description		Face amount (1)	Value ($)
Corporate bonds—(continued)
Gaming—(concluded)
10.000%, due 12/15/18(4)		1,345,000	1,166,787
12.750%, due 04/15/18(2),(4)		370,000	366,300
Isle of Capri Casinos, Inc.
7.000%, due 03/01/14(4)		1,380,000	1,307,550
Mandalay Resort Group
6.375%, due 12/15/11(4)		790,000	790,988
MGM Resorts International
5.875%, due 02/27/14(4)		395,000	355,500
6.625%, due 07/15/15(4)		790,000	692,238
7.500%, due 06/01/16(4)		1,485,000	1,321,650
Mohegan Tribal Gaming Authority
6.125%, due 02/15/13(4)		1,475,000	1,294,312
11.500%, due 11/01/17(2),(4)		285,000	260,775
Pinnacle Entertainment, Inc.
7.500%, due 06/15/15		1,260,000	1,253,700
River Rock Entertainment Authority
9.750%, due 11/01/11		167,000	144,455
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
7.750%, due 08/15/20(2)		1,340,000	1,453,900
			11,591,425
Health care providers & services—1.36%
HCA, Inc.
6.500%, due 02/15/16		3,165,000	3,252,037
9.250%, due 11/15/16		55,000	59,538
			3,311,575
Hotels, restaurants & leisure—0.53%
Royal Caribbean Cruises Ltd.
5.625%, due 01/27/14	EUR	925,000	1,287,415

Household durables—0.54%
Libbey Glass, Inc.
10.000%, due 02/15/15(2)		1,215,000	1,321,313

Insurance—2.24%
American International Group, Inc.
5.000%, due 04/26/23	GBP	750,000	1,020,607
Hartford Life, Inc.
7.650%, due 06/15/27		885,000	935,503
Liberty Mutual Group, Inc.
7.800%, due 03/15/37(2)		2,000,000	2,000,000
Lincoln National Corp.
7.000%, due 05/17/66(6)		1,555,000	1,516,125
			5,472,235
Machinery—0.68%
AGCO Corp.
6.875%, due 04/15/14	EUR	300,000	421,715
Terex Corp.
7.375%, due 01/15/14		1,220,000	1,241,350
			1,663,065

UBS PACE Select Advisors Trust

UBS PACE High Yield Investments

Schedule of investments – October 31, 2010 (unaudited)

Security description		Face amount (1)	Value ($)
Corporate bonds—(continued)
Machinery-agriculture & construction—0.28%
CNH America LLC
7.250%, due 01/15/16		625,000	681,250

Manufacturing-diversified—1.72%
American Railcar Industries, Inc.
7.500%, due 03/01/14		1,520,000	1,539,000
Amsted Industries, Inc.
8.125%, due 03/15/18(2)		1,110,000	1,171,050
SPX Corp.
6.875%, due 09/01/17(2)		390,000	425,100
7.625%, due 12/15/14		955,000	1,060,050
			4,195,200
Media—0.25%
Lamar Media Corp.
6.625%, due 08/15/15		285,000	292,481
Series C,
6.625%, due 08/15/15		105,000	107,494
Lighthouse International Co. SA
8.000%, due 04/30/14	EUR	275,000	200,941
			600,916
Medical products—0.70%
Bausch & Lomb, Inc.
9.875%, due 11/01/15		1,215,000	1,321,312
FMC Finance III SA
6.875%, due 07/15/17		365,000	395,569
			1,716,881
Metals—2.11%
Aleris International, Inc.
6.000%, due 06/01/20(9),(10)		13,347	17,739
Century Aluminum Co.
8.000%, due 05/15/14		2,338,150	2,373,222
Novelis, Inc.
7.250%, due 02/15/15(8)		2,670,000	2,753,438
			5,144,399
Metals & mining—2.70%
Arch Western Finance LLC
6.750%, due 07/01/13(8)		467,000	471,670
FMG Finance Pty Ltd.
9.750%, due 09/01/13	EUR	725,000	1,226,002
10.000%, due 09/01/13(2)		650,000	813,312
10.625%, due 09/01/16(2)		685,000	1,010,375
Foundation PA Coal Co.
7.250%, due 08/01/14		1,160,000	1,168,700
Glencore Finance Europe SA
6.500%, due 02/27/19	GBP	500,000	825,115
Massey Energy Co.
6.875%, due 12/15/13		1,065,000	1,079,644
			6,594,818

UBS PACE Select Advisors Trust

UBS PACE High Yield Investments

Schedule of investments – October 31, 2010 (unaudited)

Security description		Face amount (1)	Value ($)
Corporate bonds—(continued)
Oil & gas—6.69%
Chesapeake Energy Corp.
6.250%, due 01/15/17	EUR	515,000	736,152
6.625%, due 08/15/20		645,000	682,894
6.875%, due 08/15/18		645,000	682,088
Compton Petroleum Finance Corp.
10.000%, due 09/15/17		935,300	799,682
Delta Petroleum Corp.
7.000%, due 04/01/15		1,490,000	1,043,000
Denbury Resources, Inc.
7.500%, due 12/15/15		825,000	855,937
9.750%, due 03/01/16		200,000	226,500
El Paso Corp.
6.875%, due 06/15/14		2,055,000	2,226,648
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp.
8.625%, due 06/15/20		1,100,000	1,215,500
Hilcorp Energy I LP/Hilcorp Finance Co.
8.000%, due 02/15/20(2)		355,000	374,525
9.000%, due 06/01/16(2)		510,000	538,050
Inergy LP/Inergy Finance Corp.
6.875%, due 12/15/14		1,475,000	1,508,187
Linn Energy LLC
9.875%, due 07/01/18		1,230,000	1,365,300
Linn Energy LLC/Linn Energy Finance Corp.
8.625%, due 04/15/20(2)		600,000	648,000
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.
8.500%, due 07/15/16		975,000	1,035,937
Swift Energy Co.
8.875%, due 01/15/20		895,000	966,600
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
7.875%, due 10/15/18(2)		730,000	773,800
8.250%, due 07/01/16		630,000	667,800
			16,346,600
Oil refining—0.85%
Tesoro Corp.
6.250%, due 11/01/12		1,835,000	1,908,400
6.500%, due 06/01/17		160,000	159,200
			2,067,600
Oil services—2.76%
Basic Energy Services, Inc.
7.125%, due 04/15/16		1,535,000	1,458,250
CIE Generale de Geophysique
7.500%, due 05/15/15		1,270,000	1,311,275
Geokinetics Holdings, Inc.
9.750%, due 12/15/14		1,325,000	1,219,000
Helix Energy Solutions Group, Inc.
9.500%, due 01/15/16(2)		1,005,000	1,040,175

UBS PACE Select Advisors Trust

UBS PACE High Yield Investments

Schedule of investments – October 31, 2010 (unaudited)

Security description		Face amount (1)	Value ($)
Corporate bonds—(continued)
Oil services—(concluded)
Hornbeck Offshore Services, Inc.
8.000%, due 09/01/17		335,000	339,606
Series B
6.125%, due 12/01/14		1,375,000	1,375,000
			6,743,306
Packaging—1.39%
Reynolds Group Escrow
7.750%, due 10/15/16	EUR	1,100,000	1,599,874
Reynolds Group Issuer
8.500%, due 05/15/18(2)		1,765,000	1,804,713
			3,404,587
Paper & forest products—2.99%
Boise Cascade LLC
7.125%, due 10/15/14		1,980,000	1,910,700
Boise Paper Holdings LLC/Boise Finance Co.
9.000%, due 11/01/17		850,000	926,500
Domtar Corp.
9.500%, due 08/01/16(4)		250,000	292,500
10.750%, due 06/01/17		1,185,000	1,485,693
Norske Skogindustrier ASA
7.000%, due 06/26/17	EUR	505,000	544,716
7.125%, due 10/15/33(2)		1,850,000	1,211,750
Stora Enso Oyj
7.250%, due 04/15/36(2)		1,000,000	930,000
			7,301,859
Railroads—0.37%
RailAmerica, Inc.
9.250%, due 07/01/17		824,000	912,580

Real estate investment trusts—0.98%
Host Hotels & Resorts, Inc.
6.000%, due 11/01/20(2)		1,315,000	1,315,000
Prologis International Funding SA
7.625%, due 10/23/14	EUR	750,000	1,075,166
			2,390,166
Retail—0.62%
Neiman Marcus Group, Inc.
9.000%, due 10/15/15(4),(11)		1,442,704	1,507,626

Steel—1.01%
California Steel Industries
6.125%, due 03/15/14		1,280,000	1,270,400
RathGibson, Inc.
11.250%, due 02/15/14*,(3),(4),(10)		335,000	1,742
US Steel Corp.
7.000%, due 02/01/18		1,170,000	1,196,325
			2,468,467

UBS PACE Select Advisors Trust

UBS PACE High Yield Investments

Schedule of investments – October 31, 2010 (unaudited)

Security description		Face amount (1)	Value ($)
Corporate bonds—(concluded)
Support-services—0.23%
KAR Auction Services, Inc.
10.000%, due 05/01/15		33,000	34,897
TUI AG
5.125%, due 12/10/12	EUR	380,000	520,951
			555,848
Telecommunication services—0.53%
Alcatel-Lucent USA, Inc.
6.450%, due 03/15/29		1,020,000	851,700
Angel Lux Common SA
6.399%, due 05/01/16(7)	EUR	317,684	442,152
			1,293,852
Telephone-integrated—1.12%
Frontier Communications Corp.
7.000%, due 11/01/25		965,000	899,862
7.050%, due 10/01/46		905,000	733,050
Virgin Media Finance PLC
9.500%, due 08/15/16	EUR	700,000	1,108,221
			2,741,133
Transportation—1.14%
Stena AB
5.875%, due 02/01/19	EUR	650,000	809,680
6.125%, due 02/01/17	EUR	1,500,000	1,983,315
			2,792,995
Transportation services—1.38%
Bristow Group, Inc.
6.125%, due 06/15/13		947,000	956,470
Hapag-Lloyd AG
9.750%, due 10/15/17(2)		1,130,000	1,185,087
PHI, Inc.
8.625%, due 10/15/18(2)		1,000,000	1,007,500
Teekay Corp.
8.500%, due 01/15/20		195,000	216,694
			3,365,751
Wireless telecommunication services—0.42%
Crown Castle International Corp.
9.000%, due 01/15/15		430,000	480,525
MetroPCS Wireless, Inc.
7.875%, due 09/01/18		500,000	536,250
			1,016,775
Total corporate bonds (cost—$189,127,720)			211,554,008

Loan assignments(7)—2.41%
Computer software & services—0.75%
Sungard Data Systems, Inc. Tranche B
3.898%, due 12/13/10		121,600	120,410
4.043%, due 11/08/10		1,730,299	1,713,359
			1,833,769

UBS PACE Select Advisors Trust

UBS PACE High Yield Investments

Schedule of investments – October 31, 2010 (unaudited)

Security description	Face amount (1)	Value ($)
Loan assignments(7)—(concluded)
Defense/aerospace—0.37%
Hawker Beechcraft Acquisition Co. LLC LC Facility Deposits
2.289%, due 12/31/10	60,863	51,372
Hawker Beechcraft Acquisition Co. LLC Term Loan
2.255%, due 11/30/10	746,182	629,823
2.289%, due 12/31/10	271,855	229,462
		910,657
Energy equipment & services—0.35%
Precision Drilling Corp. Tranche B-1 Term Loan
7.250%, due 12/31/10	832,357	843,452

Machinery—0.12%
Manitowoc Co., Inc. Term Loan B
8.000%, due 11/26/10	286,534	287,609

Paper & packaging—0.47%
Georgia-Pacific Corp. New Term Loan B
2.288%, due 11/05/10	171,918	171,455
2.289%, due 12/30/10	23,807	23,743
2.293%, due 12/10/10	968,017	965,413
		1,160,611
Wireless telecommunication services—0.35%
MetroPCS Wireless, Inc. Extended Term Loan B
3.813%, due 11/01/10	509,820	509,662
3.813%, due 11/30/10	273,264	273,179
MetroPCS Wireless, Inc. Term Loan B
2.563%, due 11/01/10	46,796	46,367
2.563%, due 11/30/10	25,082	24,852
		854,060
Total loan assignments (cost—$5,518,614)		5,890,158

Asset-backed securities—2.68%
Citigroup Mortgage Loan Trust, Inc., Series 2007-AHL2, Class A3A
0.326%, due 05/25/37(7)	937,971	754,700
GSAA Home Equity Trust, Series 2006-14, Class A1
0.306%, due 09/25/36(7)	938,101	434,217
Home Equity Loan Trust, Series 2007-FRE1, Class 2AV1
0.386%, due 04/25/37(7)	859,563	711,084
Merrill Lynch Mortgage Investors Trust, Series 2007-MLN1, Class A2A
0.366%, due 03/25/37(7)	2,001,155	1,384,025
Morgan Stanley Capital, Inc., Series 2006-HE8, Class A2B
0.356%, due 10/25/36(7)	372,968	290,217
Renaissance Home Equity Loan Trust, Series 2007-2, Class AF1
5.893%, due 06/25/37(8)	1,497,163	1,168,123
Soundview Home Equity Loan Trust,
Series 2006-EQ2, Class A2
0.366%, due 01/25/37(7)	1,072,792	957,349
Series 2007-OPT1, Class 2A1

UBS PACE Select Advisors Trust

UBS PACE High Yield Investments

Schedule of investments – October 31, 2010 (unaudited)

Security description	Face amount (1)	Value ($)
Asset-backed securities—(concluded)
0.336%, due 06/25/37(7)	944,196	853,368
Total asset-backed securities (cost—$6,895,809)		6,553,083

Collateralized mortgage obligations—0.78%
Banc of America Mortgage Securities, Series 2005-J, Class 1A1
3.256%, due 11/25/35(7)	893,065	689,241
Countrywide Alternative Loan Trust, Series 2006-OC6, Class 2A1
0.326%, due 07/25/36(7)	466,497	446,426
WaMu Mortgage Pass-Through Certificates, Series 2006-AR14, Class 1A1
5.501%, due 11/25/36(6)	826,148	760,453
Total collateralized mortgage obligations (cost—$1,930,322)		1,896,120

	Number of shares
Common stocks—1.01%
Building products—0.23%
Nortek, Inc.*	1,375	57,310
US Concrete, Inc.*,(10)	59,953	499,409
		556,719
Diversified financial services—0.51%
CIT Group, Inc.*	29,055	1,258,953

Metals—0.27%
Aleris International, Inc.*,(9),(10)	15,446	656,455
Total common stocks (cost—$2,332,723)		2,472,127

Preferred stock—2.99%
Finance-captive automotive—2.99%
Ford Motor Co. Capital Trust II (cost—$6,881,323)	147,220	7,316,834

	Number of warrants
Warrants*—0.00%
Cable—0.00%
Charter Communications, Inc., strike price $46.86, expires 11/30/14 (cost—$3,635)	1,818	8,181

UBS PACE Select Advisors Trust

UBS PACE High Yield Investments

Schedule of investments – October 31, 2010 (unaudited)

Security description	Face amount (1)	Value ($)
Repurchase agreement—0.63%
Repurchase agreement dated 10/29/10 with State Street Bank & Trust Co., 0.010% due 11/01/10, collateralized by $1,479,068 US Treasury Notes, 1.375% to 2.500% due 05/15/13 to 05/31/15; (value—$1,558,600); proceeds: $1,528,001 (cost—$1,528,000)	1,528,000	1,528,000

	Number of shares
Investment of cash collateral from securities loaned—9.82%
Money market fund—9.82%
UBS Private Money Market Fund LLC(12) (cost—$23,992,930)	23,992,930	23,992,930
Total investments(13) (cost—$238,211,076)—106.90%		261,211,441
Liabilities in excess of other assets—(6.90)%		(16,851,585)
Net assets—100.00%		244,359,856

Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $238,211,076; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$26,184,305
Gross unrealized depreciation	(3,183,940)
Net unrealized appreciation	$23,000,365

*	Non-income producing security.
(1)	In US Dollars unless otherwise indicated.
(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 15.16% of net assets as of October 31, 2010, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(3)	Bond interest in default.
(4)	Security, or portion thereof, was on loan at October 31, 2010.
(5)	Perpetual bond security. The maturity date reflects the next call date.
(6)	Variable rate security. The interest rate shown is the current rate as of October 31, 2010, and resets periodically.
(7)	Floating rate security. The interest rate shown is the current rate as of October 31, 2010.
(8)	Step bond that converts to the noted fixed rate at a designated future date.
(9)	Security is being fair valued by a valuation committee under the direction of the board of trustees.
(10)	Illiquid securities representing 0.48% of net assets as of October 31, 2010.
(11)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(12)

The table below details the Portfolio’s transaction activity in an affiliated issuer during the three months ended October 31, 2010. The advisor earns a management fee from UBS Private Money Market Fund LLC.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		three months	three months		three months
	Value at	ended	ended	Value at	ended
Security description	07/31/10 ($)	10/31/10 ($)	10/31/10 ($)	10/31/10 ($)	10/31/10 ($)
UBS Private Money Market Fund LLC	22,131,690	33,257,497	31,396,257	23,992,930	57,555

(13)	Includes $23,571,814 of investments in securities on loan, at value plus accrued interest and dividends, if any.

EUR	Euro
GBP	Great Britain Pound
MTN	Medium Term Note

UBS PACE Select Advisors Trust

UBS PACE High Yield Investments

Schedule of investments – October 31, 2010 (unaudited)

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity dates	Unrealized appreciation (depreciation) ($)
JPMorgan Securities, Inc.	EUR	24,500,000	USD	34,179,950	11/29/10	91,653
JPMorgan Securities, Inc.	GBP	8,600,000	USD	13,691,200	11/29/10	(86,309)
						5,344

Currency type abbreviations:

EUR        Euro

GBP        Great Britain Pound

USD        United States Dollar

The following is a summary of the fair valuations according to the inputs used as of October 31, 2010 in valuing the Portfolio’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Corporate bonds	—	211,536,269	17,739	211,554,008
Loan assignments	—	5,890,158	—	5,890,158
Asset-backed securities	—	6,553,083	—	6,553,083
Collateralized mortgage obligations	—	1,896,120	—	1,896,120
Common stocks	1,815,672	—	656,455	2,472,127
Preferred stock	7,316,834	—	—	7,316,834
Warrants	8,181	—	—	8,181
Repurchase agreement	—	1,528,000	—	1,528,000
Investment of cash collateral from securities loaned	—	23,992,930	—	23,992,930
Forward foreign currency contracts	—	5,344	—	5,344
Total	9,140,687	251,401,904	674,194	261,216,785

At October 31, 2010, there were no transfers between Level 1 and Level 2.

The following is a rollforward of the Portfolio’s investments that was valued using unobservable inputs (Level 3) for the three months ended October 31, 2010:

	Corporate bond ($)	Asset-backed security ($)	Common stock ($)	Total ($)
Beginning balance	14,375	1,119,456	540,610	1,674,441
Net purchases/(sales)	—	(1,195,200)	—	(1,195,200)
Accrued discounts/(premiums)	(21)	16,161	—	16,140
Total realized gain/(loss)	—	38,997	—	38,997
Net change in unrealized appreciation/depreciation	3,385	20,586	115,845	139,816
Net transfers in/(out) of Level 3	—	—	—	—
Ending balance	17,739	—	656,455	674,194

The change in unrealized appreciation/depreciation relating to the Level 3 investments held at October 31, 2010 was $119,230.

UBS PACE Select Advisors Trust

UBS PACE High Yield Investments

Schedule of investments – October 31, 2010 (unaudited)

Issuer breakdown by country or territory of origin

Percentage of total investments (%)
United States	82.7
United Kingdom	4.2
Germany	2.2
Canada	2.2
Netherlands	2.1
Australia	1.2
Luxembourg	1.1
Sweden	1.1
Jersey	0.7
Norway	0.7
France	0.7
Liberia	0.5
Finland	0.4
Marshall Islands	0.1
Belgium	0.1
Total	100.0

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated July 31, 2010.

UBS PACE Select Advisors Trust

UBS PACE Large Co Value Equity Investments

Schedule of investments – October 31, 2010 (unaudited)

Security description	Number of shares	Value ($)
Common stocks—97.98%
Aerospace & defense—6.03%
Boeing Co.	113,500	8,017,640
Honeywell International, Inc.	452,100	21,298,431
ITT Corp.	83,800	3,954,522
L-3 Communications Holdings, Inc.	188,979	13,642,394
Northrop Grumman Corp.	281,700	17,806,257
Raytheon Co.	83,600	3,852,288
		68,571,532
Auto components—1.07%
Johnson Controls, Inc.	346,500	12,169,080

Beverages—3.59%
Molson Coors Brewing Co., Class B	96,650	4,564,779
PepsiCo, Inc.	349,800	22,841,940
The Coca-Cola Co.	218,950	13,426,014
		40,832,733
Building products—0.78%
Masco Corp.	836,250	8,914,425

Capital markets—5.17%
Ameriprise Financial, Inc.	169,400	8,756,286
BlackRock, Inc.	36,150	6,181,288
Franklin Resources, Inc.	76,600	8,786,020
Goldman Sachs Group, Inc.	125,425	20,187,154
Morgan Stanley	295,000	7,336,650
State Street Corp.	181,425	7,576,308
		58,823,706
Chemicals—1.93%
E.I. du Pont de Nemours and Co.	176,800	8,359,104
PPG Industries, Inc.	85,750	6,577,025
The Sherwin-Williams Co.	96,350	7,030,659
		21,966,788
Commercial banks—4.14%
BB&T Corp.	183,850	4,303,929
PNC Financial Services Group, Inc.	145,325	7,833,017
US Bancorp	430,950	10,420,371
Wells Fargo & Co.	937,500	24,450,000
		47,007,317
Communications equipment—3.60%
Alcatel-Lucent, ADR*	1,056,225	3,665,101
Cisco Systems, Inc.*	999,800	22,825,434
Motorola, Inc.*	457,400	3,727,810

UBS PACE Select Advisors Trust

UBS PACE Large Co Value Equity Investments

Schedule of investments – October 31, 2010 (unaudited)

Security description	Number of shares	Value ($)
Common stocks—(continued)
Communications equipment—(concluded)
QUALCOMM, Inc.	236,150	10,657,449
		40,875,794
Computers & peripherals—2.79%
Dell, Inc.*	516,025	7,420,439
EMC Corp.*	359,800	7,559,398
Hewlett-Packard Co.	399,000	16,781,940
		31,761,777
Diversified consumer services—0.44%
Apollo Group, Inc., Class A*	133,925	5,019,509

Diversified financial services—3.74%
Bank of America Corp.	1,311,300	15,001,272
Citigroup, Inc.*	2,357,564	9,831,042
JPMorgan Chase & Co.	468,493	17,629,391
		42,461,705
Diversified telecommunication services—0.98%
AT&T, Inc.	389,000	11,086,500

Electric utilities—1.29%
American Electric Power Co., Inc.	198,600	7,435,584
Edison International	195,150	7,201,035
		14,636,619
Electronic equipment, instruments & components—1.57%
Corning, Inc.	218,200	3,988,696
Tyco Electronics Ltd.	437,950	13,874,256
		17,862,952
Energy equipment & services—0.35%
National-Oilwell Varco, Inc.	73,000	3,924,480

Food & staples retailing—0.97%
CVS Caremark Corp.	251,100	7,563,132
Sysco Corp.	118,500	3,491,010
		11,054,142
Health care equipment & supplies—1.96%
Covidien PLC	349,850	13,948,519
Zimmer Holdings, Inc.*	176,450	8,370,788
		22,319,307
Health care providers & services—1.47%
Aetna, Inc.	239,225	7,143,259

UBS PACE Select Advisors Trust

UBS PACE Large Co Value Equity Investments

Schedule of investments – October 31, 2010 (unaudited)

Security description	Number of shares	Value ($)
Common stocks—(continued)
Health care providers & services—(concluded)
Laboratory Corp. of America Holdings*	118,150	9,607,958
		16,751,217
Household durables—0.79%
Fortune Brands, Inc.	166,917	9,021,864

Industrial conglomerates—0.25%
Textron, Inc.	138,600	2,885,652

Insurance—10.47%
ACE Ltd.	315,828	18,766,500
Aflac, Inc.	332,100	18,561,069
Allstate Corp.	485,800	14,812,042
Aon Corp.	187,550	7,455,113
Axis Capital Holdings Ltd.	303,950	10,337,339
Fidelity National Financial, Inc., Class A	428,475	5,737,280
Hartford Financial Services Group, Inc.	271,325	6,506,374
MetLife, Inc.	192,200	7,751,426
The Travelers Cos., Inc.	137,000	7,562,400
Torchmark Corp.	207,175	11,866,984
Willis Group Holdings PLC	303,825	9,661,635
		119,018,162
Internet software & services—0.39%
eBay, Inc.*	148,300	4,420,823

IT services—1.22%
Accenture PLC, Class A	130,350	5,827,949
International Business Machines Corp.	56,350	8,091,860
		13,919,809
Machinery—0.73%
Caterpillar, Inc.	54,100	4,252,260
Deere & Co.	53,300	4,093,440
		8,345,700
Media—4.60%
Comcast Corp., Class A	419,100	8,625,078
DIRECTV, Class A*	181,400	7,883,644
Omnicom Group, Inc.	303,725	13,351,751
The Walt Disney Co.	224,100	8,092,251
Viacom, Inc., Class B	371,000	14,316,890
		52,269,614
Metals & mining—1.53%
Newmont Mining Corp.	228,800	13,927,056

UBS PACE Select Advisors Trust

UBS PACE Large Co Value Equity Investments

Schedule of investments – October 31, 2010 (unaudited)

Security description	Number of shares	Value ($)
Common stocks—(continued)
Metals & mining—(concluded)
Nucor Corp.	90,300	3,451,266
		17,378,322
Multi-utilities—1.29%
Dominion Resources, Inc.	170,900	7,427,314
Sempra Energy	134,300	7,182,364
		14,609,678
Multiline retail—1.13%
J.C. Penney Co., Inc. (Holding Co.)	410,450	12,797,831

Office electronics—0.39%
Xerox Corp.	374,400	4,380,480

Oil, gas & consumable fuels—12.80%
Anadarko Petroleum Corp.	138,400	8,521,288
Apache Corp.	159,077	16,069,959
BP PLC, ADR	278,550	11,373,196
Chevron Corp.	137,000	11,317,570
ConocoPhillips	326,250	19,379,250
EQT Corp.	221,200	8,281,728
Exxon Mobil Corp.	385,012	25,591,748
Marathon Oil Corp.	416,850	14,827,354
Occidental Petroleum Corp.	310,547	24,418,311
Valero Energy Corp.	322,425	5,787,529
		145,567,933
Personal products—0.22%
Avon Products, Inc.	80,105	2,439,197

Pharmaceuticals—10.13%
Abbott Laboratories	144,500	7,415,740
Bristol-Myers Squibb Co.	141,200	3,798,280
Forest Laboratories, Inc.*	273,700	9,045,785
Johnson & Johnson	293,300	18,674,411
Merck & Co., Inc.	622,575	22,587,021
Pfizer, Inc.	1,811,002	31,511,435
Sanofi-Aventis, ADR	511,400	17,955,254
Teva Pharmaceutical Industries Ltd., ADR	80,600	4,183,140
		115,171,066
Road & rail—0.73%
Union Pacific Corp.	95,000	8,329,600

Semiconductors & semiconductor equipment—1.34%
Intel Corp.	214,700	4,309,029

UBS PACE Select Advisors Trust

UBS PACE Large Co Value Equity Investments

Schedule of investments – October 31, 2010 (unaudited)

Security description	Number of shares	Value ($)
Common stocks—(concluded)
Semiconductors & semiconductor equipment—(concluded)
Texas Instruments, Inc.	369,350	10,921,680
		15,230,709
Software—3.96%
CA, Inc.	550,325	12,773,043
Microsoft Corp.	1,043,002	27,785,574
Oracle Corp.	150,800	4,433,520
		44,992,137
Specialty retail—2.03%
Lowe’s Cos., Inc.	520,700	11,106,531
The Gap, Inc.	402,700	7,655,327
TJX Cos., Inc.	94,700	4,345,783
		23,107,641
Tobacco—0.74%
Philip Morris International, Inc.	144,300	8,441,550

Wireless telecommunication services—1.37%
Vodafone Group PLC, ADR	565,000	15,543,150
Total common stocks (cost—$1,018,036,500)		1,113,910,501

	Face amount ($)
Repurchase agreement—1.68%
Repurchase agreement dated 10/29/10 with State Street Bank & Trust Co., 0.010% due 11/01/10, collateralized by $18,552,241 US Treasury Notes, 1.375% to 2.500% due 05/15/13 to 05/31/15, (value—$19,549,823); proceeds: $19,166,016 (cost—$19,166,000)	19,166,000	19,166,000
Total investments (cost—$1,037,202,500)—99.66%		1,133,076,501
Other assets in excess of liabilities—0.34%		3,826,053
Net assets—100.00%		1,136,902,554

Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $1,037,202,500; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$142,489,672
Gross unrealized depreciation	(46,615,671)
Net unrealized appreciation	$95,874,001

*                 Non-income producing security.

ADR          American Depositary Receipt

The table below details the Portfolio’s transaction activity in an affiliated issuer during the three months ended October 31, 2010. The advisor earns a management fee from UBS Private Money Market Fund LLC.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate
		three months	three months		for the three
	Value at	ended	ended	Value at	months ended
Security description	07/31/10 ($)	10/31/10 ($)	10/31/10 ($)	10/31/10 ($)	10/31/10 ($)
UBS Private Money Market Fund LLC	9,903,388	2,267,492	12,170,880	—	240

UBS PACE Select Advisors Trust

UBS PACE Large Co Value Equity Investments

Schedule of investments – October 31, 2010 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of October 31, 2010 in valuing the Portfolio’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	1,113,910,501	—	—	1,113,910,501
Repurchase agreement	—	19,166,000	—	19,166,000
Total	1,113,910,501	19,166,000	—	1,133,076,501

At October 31, 2010, there were no transfers between Level 1 and Level 2.

Issuer breakdown by country or territory of origin

Percentage of total investments (%)
United States	88.9
Switzerland	2.9
Ireland	2.6
United Kingdom	2.4
France	1.9
Bermuda	0.9
Israel	0.4
Total	100.0

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated July 31, 2010.

UBS PACE Select Advisors Trust

UBS PACE Large Co Growth Equity Investments

Schedule of investments – October 31, 2010 (unaudited)

Security description	Number of shares	Value ($)
Common stocks—97.95%
Aerospace & defense—2.98%
Boeing Co.	78,650	5,555,836
General Dynamics Corp.	141,456	9,635,983
Goodrich Corp.	92,303	7,575,307
Honeywell International, Inc.	62,800	2,958,508
Precision Castparts Corp.	19,060	2,603,215
United Technologies Corp.	46,425	3,471,197
		31,800,046
Air freight & logistics—1.40%
C.H. Robinson Worldwide, Inc.	25,310	1,783,849
Expeditors International of Washington, Inc.	140,000	6,910,400
FedEx Corp.	61,931	5,432,587
United Parcel Service, Inc., Class B	11,100	747,474
		14,874,310
Airlines—0.07%
United Continental Holdings, Inc.(1),*	27,300	792,792

Auto components—0.80%
Autoliv, Inc.	9,400	670,220
Johnson Controls, Inc.	202,710	7,119,175
TRW Automotive Holdings Corp.*	16,100	735,609
		8,525,004
Automobiles—1.25%
Ford Motor Co.*	567,160	8,013,971
Harley-Davidson, Inc.	173,690	5,328,809
		13,342,780
Beverages—0.51%
Coca-Cola Enterprises, Inc.	78,400	1,882,384
Dr. Pepper Snapple Group, Inc.	42,200	1,542,410
PepsiCo, Inc.	6,993	456,643
The Coca-Cola Co.	24,508	1,502,830
		5,384,267
Biotechnology—0.34%
Celgene Corp.*	59,160	3,672,061

Capital markets—2.66%
Ameriprise Financial, Inc.	125,940	6,509,839
Bank of New York Mellon Corp.	218,500	5,475,610
Goldman Sachs Group, Inc.	101,995	16,416,095
		28,401,544
Chemicals—3.69%
Ashland, Inc.	18,700	965,481
Dow Chemical Co.	495,293	15,269,883
Ferro Corp.*	48,500	665,420
Lubrizol Corp.	14,180	1,453,308
Monsanto Co.	140,899	8,372,219

UBS PACE Select Advisors Trust

UBS PACE Large Co Growth Equity Investments

Schedule of investments – October 31, 2010 (unaudited)

Security description	Number of shares	Value ($)
Common stocks—(continued)
Chemicals—(concluded)
PPG Industries, Inc.	18,700	1,434,290
Scotts Miracle-Gro Co., Class A	11,700	624,780
Syngenta AG, ADR	119,700	6,628,986
The Mosaic Co.	41,700	3,050,772
Valspar Corp.	28,200	905,220
		39,370,359
Commercial banks—3.08%
Banco Santander Brasil SA, ADS	172,420	2,482,848
ICICI Bank Ltd., ADR	93,659	4,924,590
Itau Unibanco Banco Multiplo SA, ADR	165,768	4,071,262
PNC Financial Services Group, Inc.	51,809	2,792,505
US Bancorp	279,325	6,754,079
Wells Fargo & Co.	451,635	11,778,641
		32,803,925
Commercial services & supplies—0.19%
Stericycle, Inc.*	28,639	2,054,562

Communications equipment—5.46%
Cisco Systems, Inc.*	1,063,502	24,279,751
Harris Corp.	50,400	2,277,576
InterDigital, Inc.*	16,300	547,191
Juniper Networks, Inc.*	198,000	6,413,220
Polycom, Inc.*	127,500	4,306,950
QUALCOMM, Inc.	451,820	20,390,636
		58,215,324
Computers & peripherals—8.39%
Apple, Inc.*	184,065	55,379,636
EMC Corp.*	626,320	13,158,983
Hewlett-Packard Co.	126,326	5,313,272
NetApp, Inc.*	263,020	14,005,815
SanDisk Corp.*	40,500	1,521,990
		89,379,696
Construction & engineering—0.13%
KBR, Inc.	55,000	1,397,000

Consumer finance—0.05%
American Express Co.	13,000	538,980

Containers & packaging—0.15%
Crown Holdings, Inc.*	50,500	1,625,595

Diversified consumer services—0.60%
Apollo Group, Inc., Class A*	169,700	6,360,356

Diversified financial services—1.49%
CME Group, Inc.	23,000	6,661,950
IntercontinentalExchange, Inc.*	62,600	7,190,862

UBS PACE Select Advisors Trust

UBS PACE Large Co Growth Equity Investments

Schedule of investments – October 31, 2010 (unaudited)

Security description	Number of shares	Value ($)
Common stocks—(continued)
Diversified financial services—(concluded)
Moody’s Corp.	74,900	2,026,794
		15,879,606
Diversified telecommunication services—0.08%
Verizon Communications, Inc.	27,500	892,925

Electrical equipment—0.15%
Hubbell, Inc., Class B	19,100	1,031,782
Regal-Beloit Corp.	9,600	554,016
		1,585,798
Electronic equipment, instruments & components—0.32%
Anixter International, Inc.	25,600	1,374,464
Dolby Laboratories, Inc., Class A*	32,450	2,001,516
		3,375,980
Energy equipment & services—1.14%
National-Oilwell Varco, Inc.	67,510	3,629,337
Schlumberger Ltd.	122,220	8,541,956
		12,171,293
Food & staples retailing—0.89%
Wal-Mart Stores, Inc.	79,181	4,289,235
Walgreen Co.	153,300	5,193,804
		9,483,039
Food products—1.12%
Green Mountain Coffee Roasters, Inc.(1),*	123,250	4,066,018
Mead Johnson Nutrition Co.	107,777	6,339,443
Unilever NV, ADR	51,970	1,542,989
		11,948,450
Health care equipment & supplies—1.42%
Baxter International, Inc.	27,755	1,412,730
Becton, Dickinson and Co.	6,000	453,120
CareFusion Corp.*	38,400	926,976
Covidien PLC	80,450	3,207,541
Hospira, Inc.*	20,429	1,215,117
Intuitive Surgical, Inc.*	23,021	6,053,372
The Cooper Cos., Inc.	37,800	1,865,052
		15,133,908
Health care providers & services—1.30%
Humana, Inc.*	40,800	2,378,232
Medco Health Solutions, Inc.*	192,400	10,106,772
UnitedHealth Group, Inc.	37,900	1,366,295
		13,851,299
Hotels, restaurants & leisure—2.58%
Brinker International, Inc.	42,700	791,658
Darden Restaurants, Inc.	46,000	2,102,660
International Game Technology	162,340	2,530,881

UBS PACE Select Advisors Trust

UBS PACE Large Co Growth Equity Investments

Schedule of investments – October 31, 2010 (unaudited)

Security description	Number of shares	Value ($)
Common stocks—(continued)
Hotels, restaurants & leisure—(concluded)
McDonald’s Corp.	167,041	12,990,778
MGM Resorts International(1),*	84,730	926,099
Starbucks Corp.	94,280	2,685,094
Wynn Resorts Ltd.	51,317	5,499,643
		27,526,813
Household durables—0.21%
Garmin Ltd.(1)	29,380	964,839
Whirlpool Corp.	17,300	1,311,859
		2,276,698
Household products—0.60%
Kimberly-Clark Corp.	17,900	1,133,786
Procter & Gamble Co.	82,000	5,212,740
		6,346,526
Industrial conglomerates—0.91%
3M Co.	74,780	6,297,972
Siemens AG, ADR	29,900	3,417,869
		9,715,841
Insurance—1.94%
ACE Ltd.	16,900	1,004,198
Aflac, Inc.	59,800	3,342,222
Berkshire Hathaway, Inc., Class B*	35,435	2,819,209
First American Financial Corp.	177,754	2,495,666
Hartford Financial Services Group, Inc.	392,550	9,413,349
Lincoln National Corp.	11,250	275,400
Progressive Corp.	62,520	1,322,923
		20,672,967
Internet & catalog retail—3.06%
Amazon.com, Inc.*	66,696	11,014,177
Priceline.com, Inc.*	57,207	21,556,170
		32,570,347
Internet software & services—5.21%
Baidu, Inc., ADR*	99,997	11,000,670
eBay, Inc.*	308,940	9,209,501
Google, Inc., Class A*	40,138	24,604,193
VeriSign, Inc.*	307,500	10,685,625
		55,499,989
IT services—4.20%
Accenture PLC, Class A	94,170	4,210,341
Cognizant Technology Solutions Corp., Class A*	63,060	4,110,881
Fiserv, Inc.*	15,900	866,868
International Business Machines Corp.	54,269	7,793,029
MasterCard, Inc., Class A	34,000	8,162,040
Teradata Corp.*	136,600	5,376,576
Visa, Inc., Class A	147,400	11,522,258

UBS PACE Select Advisors Trust

UBS PACE Large Co Growth Equity Investments

Schedule of investments – October 31, 2010 (unaudited)

Security description	Number of shares	Value ($)
Common stocks—(continued)
IT services—(concluded)
Western Union Co.	153,150	2,695,440
		44,737,433
Life sciences tools & services—0.24%
Thermo Fisher Scientific, Inc.*	49,605	2,550,689

Machinery—5.83%
Caterpillar, Inc.	96,420	7,578,612
Cummins, Inc.	103,917	9,155,088
Deere & Co.	12,000	921,600
Eaton Corp.	174,662	15,515,225
Illinois Tool Works, Inc.	94,690	4,327,333
Ingersoll-Rand PLC	137,280	5,396,477
Joy Global, Inc.	62,820	4,457,079
PACCAR, Inc.	154,450	7,917,107
Parker Hannifin Corp.	15,400	1,178,870
SPX Corp.	9,100	610,246
Timken Co.	65,700	2,721,294
Toro Co.	40,600	2,304,456
		62,083,387
Media—1.39%
DIRECTV, Class A*	134,427	5,842,198
Interpublic Group of Cos., Inc.*	104,700	1,083,645
John Wiley & Sons, Inc., Class A	21,400	923,624
News Corp., Class A	362,140	5,236,544
Omnicom Group, Inc.	38,384	1,687,361
		14,773,372
Metals & mining—2.04%
Barrick Gold Corp.	31,630	1,521,087
BHP Billiton Ltd., ADR(1)	44,320	3,660,389
BHP Billiton PLC, ADR	119,058	8,429,306
Freeport-McMoRan Copper & Gold, Inc.	66,120	6,260,242
Newmont Mining Corp.	30,100	1,832,187
		21,703,211
Multiline retail—1.19%
Big Lots, Inc.*	26,900	843,853
Kohl’s Corp.*	74,720	3,825,664
Macy’s, Inc.	40,800	964,512
Nordstrom, Inc.	136,813	5,268,669
Target Corp.	35,100	1,823,094
		12,725,792
Oil, gas & consumable fuels—4.21%
Anadarko Petroleum Corp.	116,952	7,200,735
Chevron Corp.	8,600	710,446
Cimarex Energy Co.	21,300	1,634,775
ConocoPhillips	23,300	1,384,020
CONSOL Energy, Inc.	77,690	2,855,884

UBS PACE Select Advisors Trust

UBS PACE Large Co Growth Equity Investments

Schedule of investments – October 31, 2010 (unaudited)

Security description	Number of shares	Value ($)
Common stocks—(continued)
Oil, gas & consumable fuels—(concluded)
EOG Resources, Inc.	177,591	16,999,010
Exxon Mobil Corp.	164,438	10,930,194
Murphy Oil Corp.	22,400	1,459,584
Occidental Petroleum Corp.	22,130	1,740,082
		44,914,730
Pharmaceuticals—4.01%
Abbott Laboratories	52,000	2,668,640
Allergan, Inc.	131,300	9,507,433
Eli Lilly & Co.	75,000	2,640,000
Forest Laboratories, Inc.*	45,600	1,507,080
Johnson & Johnson	37,205	2,368,842
Medicis Pharmaceutical Corp., Class A	29,500	877,625
Merck & Co., Inc.	211,141	7,660,195
Novartis AG, ADR(1)	34,250	1,984,788
Novo Nordisk A/S, ADR	69,500	7,283,600
Perrigo Co.	55,800	3,676,104
Teva Pharmaceutical Industries Ltd., ADR	48,920	2,538,948
		42,713,255
Road & rail—1.63%
Norfolk Southern Corp.	75,831	4,662,848
Ryder System, Inc.	13,300	581,875
Union Pacific Corp.	138,575	12,150,256
		17,394,979
Semiconductors & semiconductor equipment—3.41%
Altera Corp.	332,190	10,367,650
Analog Devices, Inc.	162,420	5,468,681
Broadcom Corp., Class A	156,550	6,377,847
Intel Corp.	264,611	5,310,743
RF Micro Devices, Inc.*	275,400	2,007,666
Teradyne, Inc.*	131,600	1,479,184
Texas Instruments, Inc.	180,270	5,330,584
		36,342,355
Software—8.63%
Adobe Systems, Inc.*	231,500	6,516,725
BMC Software, Inc.*	153,310	6,969,472
CA, Inc.	67,900	1,575,959
Citrix Systems, Inc.*	65,310	4,184,412
Intuit, Inc.*	283,300	13,598,400
Microsoft Corp.	813,945	21,683,495
Oracle Corp.	1,000,351	29,410,319
Rovi Corp.*	72,540	3,674,151
Salesforce.com, Inc.*	32,412	3,762,061
Synopsys, Inc.*	22,900	585,782
		91,960,776
Specialty retail—2.95%
Advance Auto Parts, Inc.	43,800	2,846,124

UBS PACE Select Advisors Trust

UBS PACE Large Co Growth Equity Investments

Schedule of investments – October 31, 2010 (unaudited)

Security description	Number of shares	Value ($)
Common stocks—(concluded)
Specialty retail—(concluded)
Home Depot, Inc.	15,200	469,376
Lowe’s Cos., Inc.	560,195	11,948,960
PetSmart, Inc.	38,900	1,456,027
Ross Stores, Inc.	35,800	2,111,842
Staples, Inc.	472,390	9,669,823
TJX Cos., Inc.	32,500	1,491,425
Williams-Sonoma, Inc.	46,100	1,492,257
		31,485,834
Textiles, apparel & luxury goods—2.51%
Coach, Inc.	99,000	4,950,000
Nike, Inc., Class B	202,782	16,514,566
Polo Ralph Lauren Corp.	46,340	4,489,419
The Warnaco Group, Inc.*	14,400	764,784
		26,718,769
Tobacco—0.34%
Philip Morris International, Inc.	62,693	3,667,541

Wireless telecommunication services—1.20%
American Tower Corp., Class A*	67,910	3,504,835
Crown Castle International Corp.*	215,000	9,270,800
		12,775,635
Total common stocks (cost—$852,317,413)		1,044,017,838

Money market fund—0.14%
BlackRock Liquidity Funds TempFund Institutional Shares (cost—$1,528,223)	1,528,223	1,528,223

	Face amount ($)
Repurchase agreement—2.04%
Repurchase agreement dated 10/29/10 with State Street Bank & Trust Co., 0.010% due 11/01/10, collateralized by $21,019,614 US Treasury Notes, 1.375% to 2.500% due 05/15/13 to 05/31/15; (value—$22,149,870); proceeds: $21,715,018 (cost—$21,715,000)	21,715,000	21,715,000

	Number of shares
Investment of cash collateral from securities loaned—0.90%
Money market fund—0.90%
UBS Private Money Market Fund LLC(2) (cost—$9,545,803)	9,545,803	9,545,803

Total investments (cost—$885,106,439)(3)—101.03%		1,076,806,864
Liabilities in excess of other assets—(1.03)%		(10,954,496)
Net assets—100.00%		1,065,852,368

Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $885,106,439; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$200,138,490
Gross unrealized depreciation	(8,438,065)
Net unrealized appreciation	$191,700,425

*	Non-income producing security.
(1)	Security, or portion thereof, was on loan at October 31, 2010.
(2)

The table below details the Portfolio’s transaction activity in an affiliated issuer for the three months ended October 31, 2010. The advisor earns a management fee from UBS Private Money Market Fund LLC.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		three months	three months		three months
	Value at	ended	ended	Value at	ended
Security description	07/31/10 ($)	10/31/10 ($)	10/31/10 ($)	10/31/10 ($)	10/31/10 ($)
UBS Private Money Market Fund LLC	8,858,229	31,993,839	31,306,265	9,545,803	17,934

(3)	Includes $9,332,462 of investments in securities on loan, at value plus accrued interest and dividends, if any.

ADR	American Depositary Receipt
ADS	American Depositary Shares

UBS PACE Select Advisors Trust

UBS PACE Large Co Growth Equity Investments

Schedule of investments – October 31, 2010 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of October 31, 2010 in valuing the Portfolio’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	1,044,017,838	—	—	1,044,017,838
Money market fund	—	1,528,223	—	1,528,223
Repurchase agreement	—	21,715,000	—	21,715,000
Investment of cash collateral from securities loaned	—	9,545,803	—	9,545,803
Total	1,044,017,838	32,789,026	—	1,076,806,864

At October 31, 2010, there were no transfers between Level 1 and Level 2.

Issuer breakdown by country or territory of origin

Percentage of total investments (%)
United States	92.4
Ireland	1.2
Cayman Islands	1.0
Switzerland	1.0
Netherlands Antilles	0.8
United Kingdom	0.8
Denmark	0.7
Brazil	0.6
India	0.5
Australia	0.3
Germany	0.3
Israel	0.2
Netherlands	0.1
Canada	0.1
Total	100.0

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated July 31, 2010.

UBS PACE Select Advisors Trust

UBS PACE Small/Medium Co Value Equity Investments

Schedule of investments – October 31, 2010 (unaudited)

Security description	Number of shares	Value ($)
Common stocks—97.91%
Aerospace & defense—0.29%
Triumph Group, Inc.	13,725	1,147,273

Air freight & logistics—1.35%
Atlas Air Worldwide Holdings, Inc.*	53,100	2,775,006
Forward Air Corp.	97,500	2,620,800
		5,395,806
Auto components—1.34%
Cooper Tire & Rubber Co.	113,315	2,222,107
Lear Corp.*	35,275	3,118,310
		5,340,417
Automobiles—0.70%
Thor Industries, Inc.	89,000	2,802,610

Beverages—1.08%
Central European Distribution Corp. (CEDC)*	99,385	2,481,643
Constellation Brands, Inc., Class A*	92,000	1,815,160
		4,296,803
Capital markets—2.44%
Ameriprise Financial, Inc.	24,500	1,266,405
Knight Capital Group, Inc., Class A*	2,550	33,227
Raymond James Financial, Inc.	298,300	8,418,026
		9,717,658
Chemicals—1.08%
Eastman Chemical Co.	24,050	1,889,608
PolyOne Corp.*	113,000	1,459,960
STR Holdings, Inc.(1),*	38,450	955,483
		4,305,051
Commercial banks—11.32%
Associated Banc-Corp	220,000	2,787,400
Bank of Hawaii Corp.	73,955	3,194,116
Cathay General Bancorp	334,000	4,542,400
CVB Financial Corp.(1)	292,000	2,222,120
East West Bancorp, Inc.	214,220	3,776,699
Fifth Third Bancorp	330,885	4,155,916
First Horizon National Corp.*	317,206	3,200,612
FirstMerit Corp.	105,000	1,803,900
Fulton Financial Corp.	114,000	1,064,760
IBERIABANK Corp.	39,525	2,057,276
KeyCorp	260,000	2,129,400
Prosperity Bancshares, Inc.	50,900	1,582,481
Sterling Bancshares, Inc.	342,000	1,843,380
Synovus Financial Corp.	567,090	1,224,914
Texas Capital Bancshares, Inc.*	184,665	3,351,670
United Community Banks, Inc.*	385,148	754,890
Wilmington Trust Corp.(1)	285,650	2,030,972
Wintrust Financial Corp.	32,685	978,589

UBS PACE Select Advisors Trust

UBS PACE Small/Medium Co Value Equity Investments

Schedule of investments – October 31, 2010 (unaudited)

Security description	Number of shares	Value ($)
Common stocks—(continued)
Commercial banks—(concluded)
Zions Bancorporation	117,500	2,427,550
		45,129,045
Commercial services & supplies—4.46%
Avery Dennison Corp.	19,450	707,007
Copart, Inc.*	105,000	3,555,300
KAR Auction Services, Inc.*	120,500	1,552,040
Republic Services, Inc.	116,510	3,473,163
Schawk, Inc.(2)	142,800	2,773,176
Sykes Enterprises, Inc.*	1,000	16,610
United Stationers, Inc.*	80,700	4,535,340
Waste Connections, Inc.*	28,685	1,168,627
		17,781,263
Communications equipment—1.83%
Brocade Communications Systems, Inc.*	423,500	2,676,520
Plantronics, Inc.	129,000	4,628,520
		7,305,040
Computers & peripherals—1.46%
Avid Technology, Inc.(1),(2),*	204,100	2,575,742
Electronics for Imaging, Inc.*	236,500	3,237,685
		5,813,427
Construction & engineering—1.11%
Dycom Industries, Inc.*	233,690	2,500,483
Pike Electric Corp.(2),*	252,500	1,908,900
		4,409,383
Consumer finance—1.23%
Discover Financial Services	143,400	2,531,010
EZCORP, Inc., Class A*	110,885	2,381,810
		4,912,820
Containers & packaging—1.79%
Ball Corp.	78,685	5,064,167
Boise, Inc.*	129,100	935,975
Owens-Illinois, Inc.*	40,200	1,126,806
		7,126,948
Diversified consumer services—1.64%
Coinstar, Inc.(1),*	113,620	6,542,240

Diversified telecommunication services—2.10%
General Communication, Inc., Class A*	241,980	2,528,691
Premiere Global Services, Inc.*	203,265	1,388,300
Qwest Communications International, Inc.	231,000	1,524,600
tw telecom, Inc.*	158,525	2,916,860
		8,358,451
Electric utilities—1.38%
El Paso Electric Co.*	92,500	2,275,500

UBS PACE Select Advisors Trust

UBS PACE Small/Medium Co Value Equity Investments

Schedule of investments – October 31, 2010 (unaudited)

Security description	Number of shares	Value ($)
Common stocks—(continued)
Electric utilities—(concluded)
Pepco Holdings, Inc.	31,650	609,579
Westar Energy, Inc.	103,500	2,618,550
		5,503,629
Electrical equipment—0.51%
AMETEK, Inc.	37,500	2,026,875

Electronic equipment, instruments & components—2.49%
Ingram Micro, Inc., Class A*	172,360	3,043,878
Jabil Circuit, Inc.	201,500	3,091,010
Molex, Inc.(1)	23,950	486,185
Power-One, Inc.(1),*	94,600	984,786
SYNNEX Corp.*	80,035	2,324,216
		9,930,075
Energy equipment & services—3.40%
Complete Production Services, Inc.*	84,400	1,977,492
Oceaneering International, Inc.*	37,500	2,320,125
Oil States International, Inc.*	52,975	2,708,082
TETRA Technologies, Inc.*	179,500	1,751,920
Tidewater, Inc.	103,850	4,790,600
		13,548,219
Food & staples retailing—0.40%
United Natural Foods, Inc.*	44,900	1,605,624

Food products—3.04%
Brooklyn Cheesecake & Desserts Co., Inc.(2),*	34,680	3,468
Flowers Foods, Inc.	90,000	2,293,200
Fresh Del Monte Produce, Inc.*	158,160	3,500,081
Hain Celestial Group, Inc.*	37,100	917,483
J&J Snack Foods Corp.	38,000	1,629,060
Ralcorp Holdings, Inc.*	61,000	3,785,660
		12,128,952
Gas utilities—0.44%
Questar Corp.	104,200	1,768,274

Health care equipment & supplies—0.98%
ICU Medical, Inc.*	35,500	1,295,750
STERIS Corp.	76,000	2,600,720
		3,896,470
Health care providers & services—4.15%
Amedisys, Inc.(1),*	99,000	2,520,540
AmerisourceBergen Corp.	69,850	2,292,477
AMN Healthcare Services, Inc.*	325,000	1,722,500
Chemed Corp.	34,800	2,051,112
Health Management Associates, Inc., Class A*	649,600	5,203,296

UBS PACE Select Advisors Trust

UBS PACE Small/Medium Co Value Equity Investments

Schedule of investments – October 31, 2010 (unaudited)

Security description	Number of shares	Value ($)
Common stocks—(continued)
Health care providers & services—(concluded)
Health Net, Inc.*	101,925	2,740,763
		16,530,688
Hotels, restaurants & leisure—2.10%
CEC Entertainment, Inc.*	58,900	1,955,480
Papa John’s International, Inc.*	91,000	2,350,530
Sonic Corp.*	193,750	1,720,500
Wyndham Worldwide Corp.	81,500	2,343,125
		8,369,635
Household durables—2.52%
American Greetings Corp., Class A	221,980	4,299,753
Ethan Allen Interiors, Inc.	103,000	1,562,510
MDC Holdings, Inc.	76,000	1,957,000
Newell Rubbermaid, Inc.	54,000	953,100
Stanley Black & Decker, Inc.	20,750	1,285,877
		10,058,240
Insurance—5.56%
Brown & Brown, Inc.	147,855	3,295,688
Everest Re Group, Ltd.	36,025	3,036,187
HCC Insurance Holdings, Inc.	98,425	2,606,294
Horace Mann Educators Corp.	164,000	3,065,160
Lincoln National Corp.	60,000	1,468,800
Selective Insurance Group, Inc.	172,500	2,918,700
StanCorp Financial Group, Inc.	59,500	2,552,550
XL Group PLC	152,000	3,214,800
		22,158,179
Internet & catalog retail—0.32%
HSN, Inc.*	42,300	1,266,462

Internet software & services—0.74%
DealerTrack Holdings, Inc.*	153,000	2,955,960

IT services—0.43%
Amdocs Ltd.*	39,000	1,196,520
TeleTech Holdings, Inc.*	34,980	530,996
		1,727,516
Leisure equipment & products—0.76%
RC2 Corp.*	143,500	3,027,850

Life sciences tools & services—2.52%
Bio-Rad Laboratories, Inc., Class A*	29,500	2,673,290
Charles River Laboratories International, Inc.(1),*	94,500	3,096,765
Covance, Inc.*	91,000	4,276,090
		10,046,145
Machinery—3.86%
AGCO Corp.*	16,450	698,631
Briggs & Stratton Corp.	130,125	2,290,200

UBS PACE Select Advisors Trust

UBS PACE Small/Medium Co Value Equity Investments

Schedule of investments – October 31, 2010 (unaudited)

Security description	Number of shares	Value ($)
Common stocks—(continued)
Machinery—(concluded)
CIRCOR International, Inc.	19,875	697,215
Crane Co.	30,800	1,178,408
Harsco Corp.	71,155	1,649,373
Kennametal, Inc.	108,055	3,688,998
Pentair, Inc.	81,200	2,657,676
Wabtec Corp.	53,500	2,505,940
		15,366,441
Media—1.35%
John Wiley & Sons, Inc., Class A	82,635	3,566,527
Scholastic Corp.(1)	61,985	1,825,458
		5,391,985
Metals & mining—0.26%
Reliance Steel & Aluminum Co.	24,850	1,039,973

Multi-utilities—1.47%
CMS Energy Corp.	124,000	2,279,120
NiSource, Inc.	119,400	2,066,814
TECO Energy, Inc.	86,800	1,526,812
		5,872,746
Oil, gas & consumable fuels—2.63%
Alpha Natural Resources, Inc.*	34,425	1,554,977
Comstock Resources, Inc.*	151,755	3,391,724
Newfield Exploration Co.*	37,400	2,229,788
Rex Energy Corp.*	122,900	1,514,128
Tesoro Corp.	52,200	676,512
Whiting Petroleum Corp.*	11,150	1,119,906
		10,487,035
Paper & forest products—0.66%
Glatfelter	165,500	2,058,820
Neenah Paper, Inc.	37,400	574,090
		2,632,910
Personal products—0.37%
Nu Skin Enterprises, Inc., Class A	48,600	1,487,160

Professional services—2.61%
FTI Consulting, Inc.*	89,500	3,173,670
Heidrick & Struggles International, Inc.	57,500	1,235,100
Resources Connection, Inc.	182,000	2,946,580
School Specialty, Inc.*	141,250	1,892,750
SFN Group, Inc.*	153,875	1,166,373
		10,414,473
Real estate investment trusts—2.80%
BioMed Realty Trust, Inc.	113,100	2,075,385
CBL & Associates Properties, Inc.	126,400	1,981,952
DiamondRock Hospitality Co.*	144,200	1,525,636

UBS PACE Select Advisors Trust

UBS PACE Small/Medium Co Value Equity Investments

Schedule of investments – October 31, 2010 (unaudited)

Security description	Number of shares	Value ($)
Common stocks—(continued)
Real estate investment trusts—(concluded)
DuPont Fabros Technology, Inc.	97,375	2,444,112
Home Properties, Inc.	57,800	3,147,210
		11,174,295
Real estate management & development—0.90%
Campus Crest Communities, Inc.*	96,900	1,211,250
CB Richard Ellis Group, Inc., Class A*	128,600	2,359,810
		3,571,060
Road & rail—1.90%
Con-way, Inc.	110,925	3,661,634
Hertz Global Holdings, Inc.*	171,550	1,941,946
Landstar System, Inc.	52,000	1,956,240
		7,559,820
Semiconductors & semiconductor equipment—4.26%
Advanced Energy Industries, Inc.*	35,325	507,267
Atmel Corp.*	283,500	2,511,810
ATMI, Inc.*	114,000	2,014,380
Entegris, Inc.*	677,000	4,048,460
Entropic Communications, Inc.*	147,100	1,229,756
NVIDIA Corp.*	154,535	1,859,056
ON Semiconductor Corp.*	323,075	2,477,985
Varian Semiconductor Equipment Associates, Inc.*	71,000	2,319,570
		16,968,284
Software—0.80%
NetScout Systems, Inc.*	55,960	1,313,381
Progress Software Corp.*	50,050	1,870,369
		3,183,750
Specialty retail—2.93%
Borders Group, Inc.*	532,460	649,601
Group 1 Automotive, Inc.*	97,000	3,420,220
Gymboree Corp.*	49,000	3,187,940
OfficeMax, Inc.*	173,500	3,070,950
Williams-Sonoma, Inc.	41,800	1,353,066
		11,681,777
Textiles, apparel & luxury goods—1.99%
Carter’s, Inc.*	88,500	2,203,650
Phillips-Van Heusen Corp.	57,225	3,510,182
Volcom, Inc.(1),*	128,500	2,206,345
		7,920,177
Thrifts & mortgage finance—1.50%
First Niagara Financial Group, Inc.(1)	307,600	3,645,060

UBS PACE Select Advisors Trust

UBS PACE Small/Medium Co Value Equity Investments

Schedule of investments – October 31, 2010 (unaudited)

Security description	Number of shares	Value ($)
Common stocks—(concluded)
Thrifts & mortgage finance—(concluded)
New York Community Bancorp, Inc.	137,785	2,332,700
		5,977,760
Trading companies & distributors—0.02%
Huttig Building Products, Inc.(1),(2),*	65,450	63,487

Water utilities—0.64%
American Water Works Co., Inc.	106,400	2,540,832
Total common stocks (cost—$350,943,377)		390,266,993

Face amount ($)
Repurchase agreement—2.28%
Repurchase agreement dated 10/29/10 with State Street Bank & Trust Co., 0.010% due 11/01/10 collateralized by $8,814,396 US Treasury Notes, 1.375% to 2.500% due 05/15/13 to 05/31/15; (value—$9,288,359); proceeds: $9,106,008 (cost—$9,106,000)	9,106,000	9,106,000

	Number of shares
Investment of cash collateral from securities loaned—5.32%
Money market fund—5.32%
UBS Private Money Market Fund LLC(3) (cost—$21,207,730)	21,207,730	21,207,730
Total investments (cost—$381,257,107)(4)—105.51%		420,580,723
Liabilities in excess of other assets—(5.51)%		(21,968,743)
Net assets—100.00%		398,611,980

Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $381,257,107; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$62,173,739
Gross unrealized depreciation	(22,850,123)
Net unrealized appreciation	$39,323,616

*	Non-income producing security.
(1)	Security, or portion thereof, was on loan at October 31, 2010.
(2)	Illiquid securities representing 1.84% of net assets as of October 31, 2010.
(3)

The table below details the Portfolio’s transaction activity in an affiliated issuer during the three months ended October 31, 2010. The advisor earns a management fee from UBS Private Money Market Fund LLC.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		three months	three months		three months
	Value at	ended	ended	Value at	ended
Security description	07/31/10 ($)	10/31/10 ($)	10/31/10 ($)	10/31/10 ($)	10/31/10 ($)
UBS Private Money Market Fund LLC	11,194,599	42,712,088	32,698,957	21,207,730	16,186

(4)	Includes $21,602,085 of investments in securities on loan, at value plus accrued interest and dividends, if any.

UBS PACE Select Advisors Trust

UBS PACE Small/Medium Co Value Equity Investments

Schedule of investments – October 31, 2010 (unaudited)

The following is a summary of the fair valuations according to the inputs used as October 31, 2010 in valuing the Portfolio’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	390,200,038	66,955	—	390,266,993
Repurchase agreement	—	9,106,000	—	9,106,000
Investment of cash collateral from securities loaned	—	21,207,730	—	21,207,730
Total	390,200,038	30,380,685	—	420,580,723

At October 31, 2010, there were no transfers between Level 1 and Level 2.

Issuer breakdown by country or territory of origin

Percentage of total investments (%)
United States	97.4
Cayman Islands	0.8
Ireland	0.8
Bermuda	0.7
Guernsey	0.3
Total	100.0

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated July 31, 2010.

UBS PACE Select Advisors Trust

UBS PACE Small/Medium Co Growth Equity Investments

Schedule of investments – October 31, 2010 (unaudited)

Security description	Number of shares	Value ($)
Common stocks—98.23%
Aerospace & defense—2.28%
BE Aerospace, Inc.*	41,301	1,518,225
GeoEye, Inc.*	19,549	865,434
HEICO Corp.(1)	35,809	1,782,572
TransDigm Group, Inc.*	40,109	2,658,024
Triumph Group, Inc.	30,717	2,567,634
		9,391,889
Air freight & logistics—1.11%
Atlas Air Worldwide Holdings, Inc.*	30,788	1,608,981
Dynamex, Inc.*	34,100	720,874
Forward Air Corp.	35,900	964,992
Hub Group, Inc., Class A*	39,621	1,286,494
		4,581,341
Auto components—1.41%
Gentex Corp.	235,100	4,697,298
Tenneco, Inc.*	33,748	1,100,860
		5,798,158
Biotechnology—2.46%
Alexion Pharmaceuticals, Inc.*	31,700	2,165,110
Cepheid, Inc.*	185,300	3,898,712
Dendreon Corp.*	40,080	1,462,920
Human Genome Sciences, Inc.*	55,000	1,478,400
Onyx Pharmaceuticals, Inc.*	42,600	1,142,958
		10,148,100
Capital markets—2.35%
Affiliated Managers Group, Inc.*	64,188	5,495,135
Lazard Ltd., Class A	48,585	1,792,786
MF Global Holdings Ltd.*	161,200	1,262,196
Stifel Financial Corp.*	23,900	1,132,621
		9,682,738
Chemicals—2.44%
FMC Corp.	19,500	1,425,450
Intrepid Potash, Inc.(1),*	78,440	2,692,845
Kraton Performance Polymers, Inc.*	87,000	2,824,020
Landec Corp.*	99,800	627,742
Solutia, Inc.*	99,900	1,809,189
Zoltek Companies, Inc.*	69,600	668,160
		10,047,406
Commercial banks—0.34%
Hancock Holding Co.	44,800	1,407,616

Commercial services & supplies—2.85%
Cenveo, Inc.*	237,650	1,307,075
Clean Harbors, Inc.*	24,600	1,734,300
EnerNOC, Inc.(1),*	36,914	1,110,004
Higher One Holdings, Inc.*	70,071	1,223,440
Innerworkings, Inc.(1),*	142,700	980,349

UBS PACE Select Advisors Trust

UBS PACE Small/Medium Co Growth Equity Investments

Schedule of investments – October 31, 2010 (unaudited)

Security description	Number of shares	Value ($)
Common stocks—(continued)
Commercial services & supplies—(concluded)
Mobile Mini, Inc.*	44,400	773,892
Ritchie Brothers Auctioneers, Inc.(1)	67,600	1,431,768
Rollins, Inc.	123,000	3,204,150
		11,764,978
Communications equipment—3.94%
Acme Packet, Inc.*	54,630	2,160,616
Aruba Networks, Inc.*	112,067	2,455,388
Brocade Communications Systems, Inc.*	220,200	1,391,664
CommScope, Inc.*	40,600	1,285,396
Digi International, Inc.*	155,000	1,497,300
Emulex Corp.*	114,713	1,307,728
Finisar Corp.(1),*	81,186	1,380,974
Riverbed Technology, Inc.*	67,053	3,858,230
Sycamore Networks, Inc.	29,833	909,608
		16,246,904
Computers & peripherals—1.75%
Netezza Corp.*	158,100	4,262,376
SMART Technologies, Inc., Class A(1),*	83,000	1,078,170
Stratasys, Inc.(1),*	59,692	1,869,553
		7,210,099
Construction & engineering—0.41%
Foster Wheeler AG*	72,200	1,690,924

Construction materials—0.53%
Martin Marietta Materials, Inc.(1)	27,019	2,174,489

Distributors—0.54%
LKQ Corp.*	103,000	2,239,220

Diversified consumer services—1.91%
Capella Education Co.(1),*	18,424	1,010,188
Coinstar, Inc.(1),*	33,300	1,917,414
Grand Canyon Education, Inc.*	62,255	1,171,017
Sotheby’s	72,905	3,196,155
Universal Technical Institute, Inc.	30,400	588,240
		7,883,014
Diversified financial services—2.35%
MSCI, Inc., Class A*	65,812	2,359,360
Portfolio Recovery Associates, Inc.(1),*	76,207	5,109,680
The NASDAQ OMX Group, Inc.*	106,800	2,244,936
		9,713,976
Electrical equipment—3.85%
Acuity Brands, Inc.	29,713	1,487,730
American Superconductor Corp.(1),*	12,794	430,518
AMETEK, Inc.	39,700	2,145,785
Baldor Electric Co.	67,650	2,842,653
GrafTech International Ltd.*	59,686	983,029

UBS PACE Select Advisors Trust

UBS PACE Small/Medium Co Growth Equity Investments

Schedule of investments – October 31, 2010 (unaudited)

Security description	Number of shares	Value ($)
Common stocks—(continued)
Electrical equipment—(concluded)
Polypore International, Inc.*	31,259	1,039,987
Roper Industries, Inc.	94,133	6,535,654
Woodward Governor Co.	12,900	404,286
		15,869,642
Electronic equipment, instruments & components—1.24%
Echelon Corp.(1),*	76,700	603,629
FARO Technologies, Inc.*	34,800	840,072
IPG Photonics Corp.*	30,198	679,455
Napco Security Systems, Inc.*	57,250	101,905
National Instruments Corp.	83,000	2,887,570
		5,112,631
Energy equipment & services—2.67%
CARBO Ceramics, Inc.	24,896	2,085,538
Dresser-Rand Group, Inc.*	43,100	1,474,882
ION Geophysical Corp.*	327,200	1,600,008
Lufkin Industries, Inc.	29,296	1,431,109
Rowan Cos., Inc.*	86,671	2,851,476
Superior Energy Services, Inc.*	56,700	1,566,054
		11,009,067
Food & staples retailing—1.42%
United Natural Foods, Inc.*	163,321	5,840,359

Food products—1.20%
Diamond Foods, Inc.(1)	46,600	2,059,720
Green Mountain Coffee Roasters, Inc.(1),*	87,058	2,872,043
		4,931,763
Health care equipment & supplies—4.94%
Abaxis, Inc.*	42,000	1,008,420
Align Technology, Inc.*	124,209	2,115,279
AngioDynamics, Inc.*	110,500	1,571,310
Insulet Corp.(1),*	62,541	997,529
Neogen Corp.*	65,000	2,172,300
Orthofix International N.V.*	54,374	1,523,016
ResMed, Inc.*	50,700	1,615,809
Sirona Dental Systems, Inc.*	102,144	3,845,721
Thoratec Corp.*	98,338	3,209,752
Volcano Corp.*	28,411	693,797
Zoll Medical Corp.*	49,956	1,625,069
		20,378,002
Health care providers & services—5.74%
Bio-Reference Laboratories, Inc.*	56,000	1,207,360
Chemed Corp.	52,500	3,094,350
Community Health Systems, Inc.*	60,400	1,816,832
Emergency Medical Services Corp., Class A*	32,200	1,751,036
Health Net, Inc.*	66,700	1,793,563
HMS Holdings Corp.*	17,861	1,073,625
IPC The Hospitalist Co.*	97,420	3,120,362

UBS PACE Select Advisors Trust

UBS PACE Small/Medium Co Growth Equity Investments

Schedule of investments – October 31, 2010 (unaudited)

Security description	Number of shares	Value ($)
Common stocks—(continued)
Health care providers & services—(concluded)
Lincare Holdings, Inc.	111,750	2,930,085
Magellan Health Services, Inc.*	57,400	2,755,200
MEDNAX, Inc.*	38,900	2,303,269
VCA Antech, Inc.*	88,345	1,826,091
		23,671,773
Health care technology—1.53%
Allscripts Healthcare Solutions, Inc.*	99,000	1,889,910
athenahealth, Inc.(1),*	38,906	1,555,073
Quality Systems, Inc.	16,900	1,085,994
SXC Health Solutions Corp.*	46,034	1,793,484
		6,324,461
Hotels, restaurants & leisure—3.80%
Buffalo Wild Wings, Inc.(1),*	36,197	1,702,345
Cheesecake Factory, Inc.*	74,000	2,154,880
Chipotle Mexican Grill, Inc.*	13,265	2,788,436
Home Inns & Hotels Management, Inc., ADR*	37,545	1,920,802
P.F. Chang’s China Bistro, Inc.(1)	36,100	1,657,712
Penn National Gaming, Inc.*	62,600	2,082,076
Wyndham Worldwide Corp.	117,600	3,381,000
		15,687,251
Internet & catalog retail—0.68%
Shutterfly, Inc.*	92,845	2,794,635

Internet software & services—5.89%
Art Technology Group, Inc.*	385,400	1,614,826
Constant Contact, Inc.(1),*	34,800	800,400
DealerTrack Holdings, Inc.*	66,300	1,280,916
Equinix, Inc.*	24,513	2,064,975
GSI Commerce, Inc.*	96,856	2,365,224
LogMeIn, Inc.*	104,021	4,132,754
Monster Worldwide, Inc.(1),*	185,050	3,342,003
OpenTable, Inc.(1),*	28,404	1,742,585
QuinStreet, Inc.(1),*	127,661	1,982,575
SAVVIS, Inc.*	72,700	1,744,073
VistaPrint NV*	51,950	2,185,537
WebMD Health Corp.*	19,841	1,037,288
		24,293,156
IT services—3.42%
Cass Information Systems, Inc.(1)	34,100	1,177,473
Echo Global Logistics, Inc.(1),*	7,857	111,569
Forrester Research, Inc.*	45,300	1,498,071
Gartner, Inc.*	62,672	1,986,076
iGATE Corp.	55,154	1,127,348
MAXIMUS, Inc.	29,900	1,812,837
Telvent GIT SA(1),*	35,600	903,172
Teradata Corp.*	43,210	1,700,745
VeriFone Systems, Inc.*	112,283	3,798,534
		14,115,825

UBS PACE Select Advisors Trust

UBS PACE Small/Medium Co Growth Equity Investments

Schedule of investments – October 31, 2010 (unaudited)

Security description	Number of shares	Value ($)
Common stocks—(continued)
Life sciences tools & services—0.81%
Bruker Corp.*	98,400	1,475,016
MEDTOX Scientific, Inc.*	30,400	356,592
Techne Corp.	25,000	1,523,000
		3,354,608
Machinery—3.26%
Bucyrus International, Inc.	15,151	1,032,692
ESCO Technologies, Inc.	49,927	1,711,498
IDEX Corp.	101,403	3,658,620
Kaydon Corp.	48,005	1,673,934
Kennametal, Inc.	36,700	1,252,938
Manitowoc Co., Inc.(1)	135,300	1,507,242
Robbins & Myers, Inc.	40,181	1,166,455
Wabash National Corp*	178,600	1,439,516
		13,442,895
Media—1.26%
Cinemark Holdings, Inc.	207,577	3,642,976
Regal Entertainment Group, Class A	115,400	1,557,900
		5,200,876
Metals & mining—0.40%
Schnitzer Steel Industries, Inc.	32,000	1,654,080

Multiline retail—0.46%
Saks, Inc.(1),*	170,700	1,901,598

Oil, gas & consumable fuels—2.25%
Atlas Energy, Inc.*	42,457	1,236,348
Brigham Exploration Co.*	56,472	1,190,994
Forest Oil Corp.*	43,398	1,333,621
Holly Corp.	60,787	1,989,558
Oasis Petroleum, Inc.*	51,810	1,101,999
Plains Exploration & Production Co.*	87,285	2,432,633
		9,285,153
Personal products—0.58%
Herbalife Ltd.	28,000	1,788,080
USANA Health Sciences, Inc.*	13,400	588,528
		2,376,608
Pharmaceuticals—0.17%
Nektar Therapeutics*	49,512	721,390

Professional services—1.37%
51job, Inc.*	14,799	667,139
CoStar Group, Inc.(1),*	21,900	1,087,554
Equifax, Inc.	49,600	1,643,248
Resources Connection, Inc.	94,000	1,521,860
The Advisory Board Co.*	15,900	744,279
		5,664,080

UBS PACE Select Advisors Trust

UBS PACE Small/Medium Co Growth Equity Investments

Schedule of investments – October 31, 2010 (unaudited)

Security description	Number of shares	Value ($)
Common stocks—(continued)
Real estate investment trusts—0.38%
UDR, Inc.	70,100	1,575,848

Real estate management & development—0.28%
CB Richard Ellis Group, Inc., Class A*	63,139	1,158,601

Road & rail—0.66%
Kansas City Southern*	61,685	2,703,037

Semiconductors & semiconductor equipment—7.15%
ANADIGICS, Inc.*	234,091	1,584,796
Atmel Corp.*	417,873	3,702,355
Cabot Microelectronics Corp.*	31,400	1,212,982
Cavium Networks, Inc.(1),*	58,520	1,865,032
Entropic Communications, Inc.*	273,052	2,282,715
Netlogic Microsystems, Inc.*	135,879	4,084,523
Power Integrations, Inc.	51,700	1,766,072
Semtech Corp.*	114,000	2,440,740
Skyworks Solutions, Inc.*	287,539	6,587,518
Veeco Instruments, Inc.(1),*	53,260	2,228,931
Volterra Semiconductor Corp.*	85,100	1,738,593
		29,494,257
Software—9.28%
ANSYS, Inc.*	39,800	1,800,950
Blackboard, Inc.(1),*	24,493	1,022,338
CommVault Systems, Inc.*	61,500	1,779,195
Concur Technologies, Inc.*	20,700	1,068,534
Guidance Software, Inc.(1),*	73,300	473,518
Informatica Corp.*	72,379	2,945,102
MICROS Systems, Inc.*	59,265	2,690,038
NetSuite, Inc.*	164,283	3,364,516
Nuance Communications, Inc.*	124,190	1,951,025
RealD, Inc.(1),*	90,296	1,888,992
Rovi Corp.*	116,164	5,883,707
Sourcefire, Inc.*	93,700	2,210,383
SuccessFactors, Inc.*	46,909	1,272,172
TIBCO Software, Inc.*	89,100	1,712,502
Ultimate Software Group, Inc.*	119,217	4,933,199
VanceInfo Technologies, Inc., ADR(1),*	41,484	1,508,773
Verint Systems, Inc.*	54,500	1,793,595
		38,298,539
Specialty retail—3.48%
AnnTaylor Stores Corp.*	55,300	1,288,490
Chico’s FAS, Inc.	150,600	1,463,832
Coldwater Creek, Inc.*	318,800	1,074,356
Express, Inc.(1),*	66,436	908,845
GameStop Corp., Class A*	120,800	2,374,928
Hibbett Sports, Inc.*	26,775	721,586
J. Crew Group, Inc.*	34,500	1,103,655
Talbots, Inc.(1),*	223,000	2,180,940

UBS PACE Select Advisors Trust

UBS PACE Small/Medium Co Growth Equity Investments

Schedule of investments – October 31, 2010 (unaudited)

Security description	Number of shares	Value ($)
Common stocks—(concluded)
Specialty retail—(concluded)
Ulta Salon, Cosmetics & Fragrance, Inc.*	42,793	1,313,317
Vitamin Shoppe, Inc.*	68,985	1,918,473
		14,348,422
Textiles, apparel & luxury goods—1.50%
Fossil, Inc.*	21,602	1,274,302
Lululemon Athletica, Inc.(1),*	21,274	942,863
Steven Madden Ltd.*	30,580	1,293,534
Under Armour, Inc., Class A(1),*	56,932	2,657,586
		6,168,285
Trading companies & distributors—0.75%
Beacon Roofing Supply, Inc.*	95,500	1,409,580
WESCO International, Inc.*	39,604	1,695,843
		3,105,423
Transportation infrastructure—0.30%
Aegean Marine Petroleum Network, Inc.	77,015	1,233,010

Wireless telecommunication services—0.84%
SBA Communications Corp., Class A*	50,364	1,977,291
Syniverse Holdings, Inc.*	49,000	1,494,010
		3,471,301
Total common stocks (cost—$337,207,256)		405,167,428

	Face amount ($)
Repurchase agreement—2.28%
Repurchase agreement dated 10/29/10 with State Street Bank & Trust Co., 0.010% due 11/01/10, collateralized by $9,113,500 US Treasury Notes, 1.375% to 2.500% due 05/15/13 to 05/31/15; (value—$9,603,547); proceeds: $9,415,008 (cost—$9,415,000)	9,415,000	9,415,000

	Number of shares
Investment of cash collateral from securities loaned—12.29%
Money market fund—12.29%
UBS Private Money Marke Fund LLC(2) (cost—$50,669,203)	50,669,203	50,669,203
Total investments (cost—$397,291,459)(3)—112.80%		465,251,631
Liabilities in excess of other assets—(12.80)%		(52,788,190)
Net assets—100.00%		412,463,441

UBS PACE Select Advisors Trust

UBS PACE Small/Medium Co Growth Equity Investments

Schedule of investments – October 31, 2010 (unaudited)

Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $397,291,459; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$80,349,577
Gross unrealized depreciation	(12,389,405)
Net unrealized appreciation	$67,960,172

*	Non-income producing security.
(1)	Security, or portion thereof, was on loan at October 31, 2010.
(2)

The table below details the Portfolio’s transaction activity in an affiliated issuer during the three months ended October 31, 2010. The advisor earns a management fee from UBS Private Money Market Fund LLC.

Net income
		Purchases	Sales		earned from
		during the three	during the three		affiliate for the three
	Value at	months ended	months ended	Value at	months ended
Security description	07/31/10 ($)	10/31/10 ($)	10/31/10 ($)	10/31/10 ($)	10/31/2010 ($)
UBS Private Money Market Fund LLC	49,573,183	60,599,046	59,503,026	50,669,203	139,183

(3)	Includes $50,601,328 of investments in securities on loan, at value plus accrued interest and dividends, if any.

ADR	American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of October 31, 2010 in valuing the Portfolio’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	405,167,428	—	—	405,167,428
Repurchase agreement	—	9,415,000	—	9,415,000
Investment of cash collateral from securities loaned	—	50,669,203	—	50,669,203
Total	405,167,428	60,084,203	—	465,251,631

At October 31, 2010, there were no transfers between Level 1 and Level 2.

Issuer breakdown by country or territory of origin

Percentage of total investments (%)
United States	95.7
Cayman Islands	1.3
Canada	0.9
Netherlands	0.5
Bermuda	0.4
Switzerland	0.4
Netherlands Antilles	0.3
Marshall Islands	0.3
Spain	0.2
Total	100.0

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated July 31, 2010.

UBS PACE Select Advisors Trust

UBS PACE International Equity Investments

Industry diversification (unaudited)

As a percentage of net assets as of October 31, 2010

Common stocks
Airlines	0.09%
Auto components	1.64
Automobiles	1.33
Beverages	2.28
Building products	0.72
Capital markets	1.23
Chemicals	1.69
Commercial banks	9.63
Commercial services & supplies	0.07
Communications equipment	0.21
Computers & peripherals	0.62
Construction & engineering	1.46
Construction materials	0.06
Consumer finance	0.07
Containers & packaging	0.60
Distributors	0.62
Diversified consumer services	0.05
Diversified financial services	1.63
Diversified telecommunication services	8.15
Electric utilities	1.74
Electrical equipment	1.25
Electronic equipment, instruments & components	0.66
Energy equipment & services	1.66
Food & staples retailing	4.08
Food products	2.43
Gas utilities	0.29
Health care equipment & supplies	0.44
Health care providers & services	0.04
Hotels, restaurants & leisure	3.54
Household durables	2.19
Household products	0.12
Independent power producers & energy traders	0.06
Industrial conglomerates	3.20
Insurance	4.04
IT services	0.11
Machinery	0.44
Marine	0.87
Media	2.52
Metals & mining	3.87
Multiline retail	0.19
Multi-utilities	1.44
Office electronics	1.82
Oil, gas & consumable fuels	7.89
Paper & forest products	0.12
Personal products	1.32
Pharmaceuticals	10.50
Professional services	0.48
Real estate investment trusts	0.16
Real estate management & development	1.39
Road & rail	0.27
Semiconductors & semiconductor equipment	1.29
Software	0.09
Specialty retail	0.28
Textiles, apparel & luxury goods	0.96
Tobacco	1.35
Trading companies & distributors	0.21
Transportation infrastructure	0.09
Water utilities	0.08
Wireless telecommunication services	2.77
Total common stocks	98.40

UBS PACE Select Advisors Trust

UBS PACE International Equity Investments

Industry diversification (unaudited) (concluded)

As a percentage of net assets as of October 31, 2010

Preferred stocks
Household products	0.13
Automobiles	0.08
Total preferred stocks	0.21

Rights
Commercial Banks	0.00 (1)

Repurchase agreement	1.13

Investment of cash collateral from securities loaned	3.64
Liabilities in excess of other assets	(3.38)
Net assets	100.00%

(1)           Represents less than 0.005% of net assets as of October 31, 2010.

UBS PACE Select Advisors Trust

UBS PACE International Equity Investments

Schedule of investments – October 31, 2010 (unaudited)

Security description	Number of shares	Value ($)
Common stocks—98.40%
Australia—7.42%
Amcor Ltd.	788,695	5,191,644
Australia & New Zealand Banking Group Ltd.	62,183	1,511,211
BHP Billiton Ltd.	70,169	2,881,331
BlueScope Steel Ltd.	94,252	184,187
Commonwealth Bank of Australia	19,924	954,359
Foster’s Group Ltd.	959,578	5,489,335
Incitec Pivot Ltd.	1,744,759	6,357,772
Leighton Holdings Ltd.(1)	176,002	6,327,181
Macquarie Group Ltd.	19,706	698,769
National Australia Bank Ltd.	27,415	683,712
Newcrest Mining Ltd.	192,038	7,516,908
QBE Insurance Group Ltd.	418,799	7,047,829
Rio Tinto Ltd.	17,445	1,413,027
Stockland	89,910	332,029
Telstra Corp. Ltd.	2,883,743	7,542,137
Wesfarmers Ltd.	222,923	7,236,590
Westfield Group	61,013	739,894
Westpac Banking Corp.	45,425	1,010,061
Woodside Petroleum Ltd.	15,695	668,771
Total Australia common stocks		63,786,747

Austria—0.11%
bwin Interactive Entertainment AG	8,108	387,743
Erste Group Bank AG	13,201	595,841
Total Austria common stocks		983,584

Belgium—0.18%
Ageas STRIP VVPR(2),*	151,262	211
D’ieteren SA N.V.	391	213,052
KBC GROEP N.V.*	15,025	653,598
Nyrstar(1)	44,850	660,427
Total Belgium common stocks		1,527,288

Bermuda—0.57%
Esprit Holdings Ltd.	76,718	413,221
Jardine Matheson Holdings Ltd.	92,000	4,140,000
Li & Fung Ltd.	60,000	316,981
Total Bermuda common stocks		4,870,202

Brazil—0.51%
Banco do Brasil SA	224,900	4,378,163

Cayman Islands—1.15%
Ctrip.com International Ltd., ADR*	124,700	6,493,129
Mindray Medical International Ltd., ADR(1)	116,900	3,387,762
Total Cayman Islands common stocks		9,880,891

China—0.49%
Bank of China Ltd., Class H	7,082,000	4,239,378

UBS PACE Select Advisors Trust

UBS PACE International Equity Investments

Schedule of investments – October 31, 2010 (unaudited)

Security description	Number of shares	Value ($)
Common stocks—(continued)
Denmark—0.33%
AP Moller-Maersk A/S, Class B	35	303,746
Carlsberg A/S, Class B	11,049	1,208,397
Novo-Nordisk A/S, Class B	9,216	970,087
Pandora A/S*	8,096	392,856
Total Denmark common stocks		2,875,086

Finland—0.30%
Metso Oyj	14,782	700,942
Nokia Oyj	62,388	673,814
Stora Enso Oyj, R Shares	77,829	773,422
YIT Oyj	18,005	435,281
Total Finland common stocks		2,583,459

France—11.08%
Arkema SA	8,782	567,504
Atos Origin SA*	14,901	689,060
BNP Paribas	107,166	7,838,024
Carrefour SA	191,356	10,328,250
Casino Guichard-Perrachon SA	8,580	806,061
Cie de Saint-Gobain	116,284	5,431,487
France Telecom SA	402,299	9,667,015
GDF Suez	37,873	1,511,770
GDF Suez, STRIP VVPR(2),*	23,226	32
Iliad SA	4,153	467,614
L’Oreal SA	10,143	1,190,913
Lafarge SA	8,970	512,612
PagesJaunes Groupe(1)	50,258	552,598
PPR	9,975	1,635,442
Rhodia SA	36,137	1,004,401
Sanofi-Aventis SA	293,236	20,479,757
Schneider Electric SA	8,156	1,157,855
Societe Generale	95,431	5,714,618
Technip SA	88,952	7,476,487
Total SA	227,251	12,349,463
Vinci SA	108,647	5,803,628
Total France common stocks		95,184,591

Germany—6.11%
Adidas AG	115,042	7,504,612
Aixtron AG(1)	144,884	4,728,682
Allianz SE	10,357	1,297,915
BASF SE	14,818	1,078,207
Bayer AG	16,609	1,239,502
Brenntag AG*	3,366	315,521
Continental AG*	3,349	290,948
Daimler AG*	15,578	1,028,352
Deutsche Bank AG	21,513	1,240,189
Deutsche Telekom AG	632,625	9,165,875
E.ON AG	31,843	997,179

UBS PACE Select Advisors Trust

UBS PACE International Equity Investments

Schedule of investments – October 31, 2010 (unaudited)

Security description	Number of shares	Value ($)
Common stocks—(continued)
Germany—(concluded)
Hamburger Hafen und Logistik AG (HHLA)	10,871	475,922
Infineon Technologies AG*	41,062	323,241
MAN SE	4,675	514,027
RWE AG	128,321	9,197,755
Siemens AG	114,663	13,098,981
Total Germany common stocks		52,496,908

Guernsey—0.05%
Resolution Ltd.	101,431	425,661

Hong Kong—2.25%
AIA Group Ltd.*	64,800	192,697
BOC Hong Kong (Holdings) Ltd.	131,000	410,682
Hang Lung Properties Ltd.	83,000	406,367
Hang Seng Bank Ltd.	30,300	443,286
Henderson Land Development Co. Ltd.	567,000	4,026,880
Hong Kong Electric Holdings	524,500	3,332,575
Hutchison Whampoa Ltd.	124,000	1,222,203
Link REIT	109,500	337,629
SJM Holdings Ltd.	5,349,000	7,949,747
Sun Hung Kai Properties Ltd.	59,000	1,010,830
Total Hong Kong common stocks		19,332,896

Ireland—0.03%
Paddy Power PLC	5,963	240,680

Israel—0.70%
Teva Pharmaceutical Industries Ltd., ADR	116,800	6,061,920

Italy—1.71%
ENI SpA	305,629	6,886,812
Intesa Sanpaolo SpA EURO 52	1,756,787	6,179,981
Snam Rete Gas SpA	192,189	1,041,200
UniCredito Italiano SpA	219,189	571,391
Total Italy common stocks		14,679,384

Japan—19.20%
Aisin Seiki Co. Ltd.	16,800	527,571
Amada Co. Ltd.	69,000	454,455
Asahi Kasei Corp.	83,000	487,871
Astellas Pharma, Inc.	262,500	9,766,683
Benesse Corp.	9,300	446,682
Bridgestone Corp.	397,000	7,119,063
Canon, Inc.	216,400	10,003,828
Chugai Pharmaceutical Co. Ltd.	28,300	495,523
Dai-ichi Life Insurance Co. Ltd.	2,612	3,168,028
Daikin Industries Ltd.	6,095	212,155
DIC Corp.	192,000	357,897
East Japan Railway Co.	14,300	884,087

UBS PACE Select Advisors Trust

UBS PACE International Equity Investments

Schedule of investments – October 31, 2010 (unaudited)

Security description	Number of shares	Value ($)
Common stocks—(continued)
Japan—(continued)
Electric Power Development Co. Ltd.	17,700	524,599
Elpida Memory, Inc.(1),*	33,000	338,325
FUJIFILM Holdings Corp.(1)	24,300	810,805
Honda Motor Co. Ltd.	12,200	445,276
Inpex Corp.	962	5,003,069
Japan Tobacco, Inc.	337	1,048,230
JFE Holdings, Inc.	22,300	696,130
JX Holdings, Inc.*	112,100	658,920
Kao Corp.	369,000	9,368,299
Kawasaki Kisen Kaisha Ltd.(1),*	142,000	554,095
KDDI Corp.	1,136	6,119,746
Kirin Holdings Co. Ltd.	509,000	6,983,174
Minebea Co. Ltd.	142,000	779,968
Mitsubishi Electric Corp.	157,000	1,473,033
Mitsubishi Logistics Corp.	28,000	338,909
Mitsubishi UFJ Financial Group, Inc. (MUFG)	282,900	1,318,348
Mitsui Fudosan Co. Ltd.	257,000	4,857,674
Mizuho Financial Group, Inc.	231,700	336,882
NGK Spark Plug Co. Ltd.	34,000	474,065
Nintendo Co. Ltd.	1,800	466,385
Nippon Sheet Glass Co. Ltd.	150,000	329,937
Nippon Telegraph & Telephone Corp. (NTT)	23,300	1,058,301
Nippon Yusen Kabushiki Kaisha	1,426,000	6,007,382
Nissan Motor Co. Ltd.	130,900	1,154,952
Nitori Co. Ltd.	7,050	620,281
Nitto Denko Corp.	57,300	2,143,320
NTT DoCoMo, Inc.	3,599	6,060,203
Olympus Corp.	15,800	414,291
Onward Holdings Co. Ltd.	51,000	380,900
ORIX Corp.	6,970	635,762
Osaka Gas Co. Ltd.	136,000	513,782
Panasonic Corp.	455,600	6,697,835
Ricoh Co. Ltd.	403,000	5,639,095
Sekisui House Ltd.	692,000	6,509,805
Seven & I Holdings Co. Ltd.	389,200	9,058,924
Shiseido Co. Ltd.	37,600	785,923
Softbank Corp.	35,900	1,155,474
Sony Corp.	30,800	1,029,601
Sumco Corp.*	26,100	404,458
Sumitomo Chemical Co. Ltd.	75,000	327,141
Sumitomo Corp.	70,400	892,357
Sumitomo Heavy Industries Ltd.	52,000	295,961
Sumitomo Mitsui Financial Group, Inc.	46,232	1,385,753
Sumitomo Realty & Development Co. Ltd.	25,000	544,924
Sundrug Co. Ltd.(1)	17,900	498,273
Suzuken Co. Ltd.	10,900	342,835
Suzuki Motor Corp.	71,500	1,744,184
Takeda Pharmaceutical Co. Ltd.(1)	203,200	9,519,871
TDK Corp.	5,800	331,192

UBS PACE Select Advisors Trust

UBS PACE International Equity Investments

Schedule of investments – October 31, 2010 (unaudited)

Security description	Number of shares	Value ($)
Common stocks—(continued)
Japan—(concluded)
The Bank of Yokohama Ltd.	1,019,000	5,014,589
The Joyo Bank Ltd.	76,000	330,558
Tokio Marine Holdings, Inc.	209,800	5,913,091
Tokyo Electric Power Co., Inc.	8,200	196,160
Tokyo Gas Co. Ltd.	193,000	908,997
TOTO Ltd.	35,000	232,260
Toyota Motor Corp.	198,307	7,045,603
Ube Industries Ltd.	355,000	869,082
West Japan Railway Co.(1)	397	1,474,134
Total Japan common stocks		164,986,966

Jersey—1.43%
Beazley PLC	238,788	461,825
Experian PLC	354,755	4,124,047
Petrofac Ltd.	278,285	6,523,666
Shire Ltd.	51,242	1,207,804
Total Jersey common stocks		12,317,342

Luxembourg—0.94%
ArcelorMittal	28,404	913,008
SES SA	279,625	7,166,788
Total Luxembourg common stocks		8,079,796

Netherlands—6.05%
ASML Holding N.V.	2,429	80,156
CSM N.V.	14,053	444,967
Gemalto N.V.(1)	117,898	5,369,039
Heineken N.V.	116,500	5,905,310
ING Groep N.V.*	1,309,580	13,979,906
Koninklijke Ahold N.V.	201,564	2,785,730
Koninklijke DSM N.V.	8,122	434,307
Koninklijke Philips Electronics N.V.	286,414	8,662,252
Koninklijke (Royal) KPN N.V.	97,951	1,635,939
Reed Elsevier N.V.	451,936	5,888,741
Unilever N.V.	229,544	6,806,508
Total Netherlands common stocks		51,992,855

New Zealand—0.23%
Telecom Corp. of New Zealand Ltd.	1,265,864	1,978,315

Norway—1.14%
DnB NOR ASA	619,260	8,501,264
Orkla ASA(1)	42,561	412,050
Sevan Marine ASA*	217,644	293,395
Statoil ASA	25,582	558,675
Total Norway common stocks		9,765,384

Singapore—2.15%
CapitaLand Ltd.	151,000	453,828

UBS PACE Select Advisors Trust

UBS PACE International Equity Investments

Schedule of investments – October 31, 2010 (unaudited)

Security description	Number of shares	Value ($)
Common stocks—(continued)
Singapore—(concluded)
City Developments Ltd.	34,000	334,142
DBS Group Holdings Ltd.	501,000	5,380,437
Keppel Land Ltd.	82,000	280,662
Singapore Airlines Ltd.	62,740	766,860
Singapore Telecommunications Ltd.	2,311,120	5,517,547
United Overseas Bank Ltd.	399,062	5,747,134
Total Singapore common stocks		18,480,610

South Africa—0.81%
Gold Fields Ltd., ADR	441,700	6,965,609

South Korea—0.57%
KT Corp., ADR	237,600	4,915,944

Spain—4.92%
Almirall SA	29,870	282,697
Banco Bilbao Vizcaya Argentaria SA	94,076	1,237,336
Banco Santander SA	480,167	6,169,045
Iberdrola SA	1,239,433	10,453,760
Industria de Diseno Textil SA (Inditex)(1)	9,636	804,817
Telefonica SA	862,948	23,300,391
Total Spain common stocks		42,248,046

Sweden—0.47%
Electrolux AB, Series B	32,915	798,280
Intrum Justitia AB	46,214	636,513
Nordea Bank AB	55,052	606,181
Svenska Cellulosa AB (SCA), B Shares	15,849	245,815
Tele2 AB, B Shares	27,396	602,907
Telefonaktiebolaget LM Ericsson, B Shares	101,832	1,118,991
Total Sweden common stocks		4,008,687

Switzerland—6.33%
ABB Ltd.	390,716	8,091,857
Aryzta AG	9,561	424,102
Clariant AG*	52,148	881,807
Credit Suisse Group	182,593	7,542,712
Kuehne & Nagel International AG	4,808	594,618
Nestle SA	47,106	2,580,167
Novartis AG	241,863	14,021,934
Roche Holding AG	79,238	11,635,477
Zurich Financial Services AG	35,243	8,627,650
Total Switzerland common stocks		54,400,324

Taiwan—1.47%
Chunghwa Telecom Co. Ltd., ADR	139,999	3,275,977
HON HAI Precision Industry Co. Ltd.	1,113,280	4,217,314
Taiwan Semiconductor Manufacturing Co. Ltd.	707,000	1,449,948

UBS PACE Select Advisors Trust

UBS PACE International Equity Investments

Schedule of investments – October 31, 2010 (unaudited)

Security description	Number of shares	Value ($)
Common stocks—(continued)
Taiwan—(concluded)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	341,290	3,723,474
Total Taiwan common stocks		12,666,713

United Kingdom—19.70%
Afren PLC*	248,733	516,132
Amlin PLC	654,707	4,265,520
Anglo American PLC	23,487	1,094,409
AstraZeneca PLC	31,448	1,576,978
Aviva PLC	310,430	1,980,220
Barclays PLC	1,606,372	7,068,126
BG Group PLC	380,051	7,402,092
BP PLC	1,366,476	9,323,207
British American Tobacco PLC	265,468	10,123,875
BT Group PLC	363,720	895,775
Cairn Energy PLC*	61,478	380,148
Compass Group PLC	1,683,428	13,797,418
Domino’s Pizza UK & IRL PLC	99,527	777,770
GKN PLC	2,000,111	5,682,252
GlaxoSmithKline PLC	663,217	12,975,645
HSBC Holdings PLC(3)	34,266	356,088
HSBC Holdings PLC(4)	186,874	1,943,650
IMI PLC	79,518	1,005,947
Imperial Tobacco Group PLC	13,600	435,622
Inchcape PLC*	857,149	4,789,232
Intercontinental Hotels Group PLC	39,625	766,362
ITV PLC*	734,589	803,350
Kingfisher PLC	156,926	597,949
Lloyds Banking Group PLC*	1,017,954	1,124,494
Logica PLC	104,184	216,186
Man Group PLC	251,248	1,049,948
Misys PLC*	77,738	350,522
National Grid PLC	174,908	1,653,558
Northumbrian Water Group PLC	66,278	376,375
Pearson PLC	471,592	7,212,736
Pennon Group PLC	33,682	336,236
Persimmon PLC*	622,257	3,400,023
Petropavlovsk PLC	21,614	335,423
Premier Farnell PLC	62,490	272,656
Prudential PLC	128,490	1,298,112
Reckitt Benckiser Group PLC	18,765	1,049,678
Rio Tinto PLC	25,813	1,669,350
Royal Dutch Shell PLC, A Shares(4)	82,475	2,677,438
Royal Dutch Shell PLC, A Shares(1),(5)	349,035	11,321,265
Royal Dutch Shell PLC, B Shares(4)	306,922	9,828,558
Salamander Energy PLC*	63,449	222,144
SIG PLC*	126,823	230,649
Standard Chartered PLC	36,132	1,045,315
Taylor Wimpey PLC*	1,100,313	393,169

UBS PACE Select Advisors Trust

UBS PACE International Equity Investments

Schedule of investments – October 31, 2010 (unaudited)

Security description	Number of shares	Value ($)
Common stocks—(concluded)
United Kingdom—(concluded)
Tesco PLC	631,826	4,321,459
Unilever PLC	367,602	10,596,603
Vodafone Group PLC	3,859,171	10,503,093
Wolseley PLC *	14,299	381,027
Xstrata PLC	459,533	8,905,949
Total United Kingdom common stocks		169,329,733
Total common stocks (cost—$789,746,669)		845,683,162

Preferred stocks—0.21%
Germany—0.21%
Henkel AG & Co. KGaA Vorzug	19,031	1,122,534
Volkswagen AG	4,410	662,886
Total preferred stocks (cost—$1,465,891)		1,785,420

	Number of rights
Rights*—0.00%
Spain - 0.00%
Banco Santander SA, expires 11/4/10(1) (cost—$20,588)	123,474	20,450

	Face amount ($)
Repurchase agreement—1.13%
Repurchase agreement dated 10/29/10 with State Street Bank & Trust Co., 0.010% due 11/01/10, collateralized by $9,370,014 US Treasury Notes, 1.375% to 2.500% due 05/15/13 to 05/31/15; (value—$9,873,854); proceeds: $9,680,008 (cost—$9,680,000)	9,680,000	9,680,000

	Number of shares
Investment of cash collateral from securities loaned—3.64%
Money market fund—3.64%
UBS Private Money Market Fund LLC(6) (cost—$31,304,919)	31,304,919	31,304,919
Total investments (cost—$832,218,067) (7)—103.38%		888,473,951
Liabilities in excess of other assets—(3.38)%		(29,058,356)
Net assets—100.00%		859,415,595

UBS PACE Select Advisors Trust

UBS PACE International Equity Investments

Schedule of investments – October 31, 2010 (unaudited)

Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $832,218,067; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$100,029,874
Gross unrealized depreciation	(43,773,990)
Net unrealized appreciation	$56,255,884

*	Non-income producing security.
(1)	Security, or portion thereof, was on loan at October 31, 2010.
(2)	Illiquid securities representing 0.00% of net assets as of October 31, 2010.
(3)	Security is traded on the Hong Kong Exchange.
(4)	Security is traded on the London Exchange.
(5)	Security is traded on the Netherlands Exchange.
(6)

The table below details the Portfolio’s transaction activity in an affiliated issuer during the three months ended October 31, 2010. The advisor earns a management fee from UBS Private Money Market Fund LLC.

Net income
		Purchases	Sales		earned from
		during the three	during the three		affiliate for the three
	Value at	months ended	months ended	Value at	months ended
Security description	07/31/10 ($)	10/31/10 ($)	10/31/10 ($)	10/31/10 ($)	10/31/10 ($)
UBS Private Money Market Fund LLC	37,141,889	150,825,002	156,661,972	31,304,919	119,526

(7)	Includes $30,152,735 of investments in securities on loan, at value plus accrued interest and dividends, if any.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
STRIP	Separate Trading of Registered Interest and Principal of Securities
VVPR	Verminderde Voorheffing Precompte Reduit (Belgium dividend coupon)

Futures contracts (8)

Number of			Expiration		Current	Unrealized
contracts	Currency	Buy contracts	dates	Cost ($)	value ($)	appreciation ($)
49	EUR	DJ Euro Stoxx 50 Index Futures	December 2010	1,897,789	1,933,504	35,715
9	GBP	FTSE 100 Index Futures	December 2010	798,403	814,573	16,170
				2,696,192	2,748,077	51,885

(8)	Restricted cash of $192,000 has been delivered to broker as initial margin for futures contracts.

Currency type abbreviations:

EUR	Euro
GBP	Great Britain Pound

UBS PACE Select Advisors Trust

UBS PACE International Equity Investments

Schedule of investments – October 31, 2010 (unaudited)

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity dates	Unrealized appreciation (depreciation) ($)
Barclays Bank PLC	USD	1,356,507	SEK	9,071,996	01/13/11	(1,573)
Deutsche Bank AG London	HKD	3,165,834	USD	408,328	01/13/11	(295)
Deutsche Bank AG London	JPY	94,715,780	USD	1,152,053	01/13/11	(25,818)
Goldman Sachs International	USD	1,589,169	EUR	1,145,529	01/13/11	3,681
Morgan Stanley Capital Services, Inc.	EUR	850,000	USD	1,186,070	01/13/11	4,151
Morgan Stanley Capital Services, Inc.	GBP	1,033,507	USD	1,645,586	01/13/11	(9,502)
Morgan Stanley Capital Services, Inc.	USD	1,212,311	AUD	1,240,000	01/13/11	(8,187)
Morgan Stanley Capital Services, Inc.	USD	1,764,178	CHF	1,691,652	01/13/11	(44,116)
Societe Generale	GBP	732,633	JPY	93,981,779	01/13/11	(4,516)
						(86,175)

Currency type abbreviations:

AUD	Australian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Great Britain Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
SEK	Swedish Krona
USD	United States Dollar

UBS PACE Select Advisors Trust

UBS PACE International Equity Investments

Schedule of investments – October 31, 2010 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of October 31, 2010 in valuing the Portfolio’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	845,683,130	32	—	845,683,162
Preferred stocks	1,785,420	—	—	1,785,420
Rights	20,450	—	—	20,450
Repurchase agreement	—	9,680,000	—	9,680,000
Investment of cash collateral from securities loaned	—	31,304,919	—	31,304,919
Futures contracts	51,885	—	—	51,885
Forward foreign currency contracts	—	(86,175)	—	(86,175)
Total	847,540,885	40,898,776	—	888,439,661

At October 31, 2010, securities valued at $32 were transferred from Level 1 to Level 2 pursuant to the Portfolio’s fair valuation policy.

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated July 31, 2010.

UBS PACE Select Advisors Trust

UBS PACE International Emerging Markets Equity Investments

Industry diversification (unaudited)

As a percentage of net assets as of October 31, 2010

Common stocks
Airlines	0.44%
Auto components	0.23
Automobiles	2.00
Chemicals	2.19
Commercial banks	14.39
Communications equipment	0.35
Computers & peripherals	1.55
Construction & engineering	0.47
Construction materials	1.30
Consumer finance	1.04
Distributors	0.51
Diversified financial services	2.26
Diversified telecommunication services	1.35
Electric utilities	3.05
Electrical equipment	0.30
Electronic equipment, instruments & components	1.71
Food & staples retailing	2.98
Food products	2.54
Gas utilities	2.80
Hotels, restaurants & leisure	0.51
Household products	0.85
Independent power producers & energy traders	0.86
Industrial conglomerates	0.96
Insurance	1.08
Internet software & services	0.83
IT services	2.52
Machinery	1.83
Marine	0.71
Media	0.72
Metals & mining	3.78
Oil, gas & consumable fuels	11.57
Personal products	0.35
Pharmaceuticals	0.81
Real estate investment trusts (REITs)	0.51
Real estate management & development	1.93
Semiconductors & semiconductor equipment	4.52
Specialty retail	0.64
Textiles, apparel & luxury goods	0.85
Tobacco	1.34
Transportation infrastructure	3.67
Water utilities	0.17
Wireless telecommunication services	6.92
Total common stocks	89.39

Preferred stocks
Automobiles	0.27
Beverages	1.59
Commercial banks	3.29
Food & staples retailing	0.62
Independent power producers & energy traders	0.23
Metals & mining	3.14
Semiconductors & semiconductor equipment	0.45
Total preferred stocks	9.59

Repurchase agreement	1.14

Investment of cash collateral from securities loaned	1.97
Liabilities in excess of other assets	(2.09)
Net assets	100.00%

UBS PACE Select Advisors Trust

UBS PACE International Emerging Markets Equity Investments

Schedule of investments – October 31, 2010 (unaudited)

Security description	Number of shares	Value ($)
Common stocks—89.39%
Bermuda—1.86%
China Gas Holdings Ltd.	1,948,000	1,113,322
China Yurun Food Group Ltd.	203,000	789,608
Credicorp Ltd.	19,711	2,481,221
Kunlun Energy Co. Ltd.	1,042,500	1,326,115
Total Bermuda common stocks		5,710,266

Brazil—7.35%
AES Tiete SA	28,100	327,225
Brasil Foods SA	116,453	1,690,325
Cielo SA	309,740	2,665,116
Companhia de Concessoes Rodoviarias (CCR)	172,289	4,661,115
Companhia Siderurgica Nacional SA (CSN), ADR (1)	120,016	2,025,870
CPFL Energia SA	111,936	2,626,082
CPFL Energia SA, ADR	6,300	452,529
OGX Petroleo e Gas Participacoes SA *	140,100	1,839,106
Petroleo Brasileiro SA — Petrobras, ADR	93,621	3,194,348
Redecard SA	194,600	2,517,909
Santos Brasil Participacoes SA	44,900	607,099
Total Brazil common stocks		22,606,724

Cayman Islands—4.60%
Agile Property Holdings Ltd.	676,000	889,560
Anta Sports Products Ltd.	685,000	1,413,965
Baidu, Inc., ADR *	23,100	2,541,231
Boer Power Holdings Ltd. *	950,000	920,432
China Lilang Ltd.	775,000	1,211,805
Hengan International Group Co. Ltd.	113,500	1,068,924
Kingboard Chemical Holdings Ltd.	299,300	1,455,715
Tingyi (Cayman Islands) Holding Corp.	226,000	615,204
Want Want China Holdings Ltd.	1,272,000	1,173,333
Wynn Macau Ltd. *	711,400	1,573,088
Xinao Gas Holdings Ltd.	430,000	1,292,566
Total Cayman Islands common stocks		14,155,823

Chile—1.55%
Banco Santander Chile SA, ADR	8,200	759,648
Enersis SA, ADR	153,000	3,489,930
Inversiones Aguas Metropolitanas SA (IAM), ADR (2)	17,100	531,153
Total Chile common stocks		4,780,731

China—7.69%
China Bluechemical Ltd., Class H	1,566,000	1,238,456
China Construction Bank Corp.	7,516,900	7,166,572
China Shenhua Energy Co. Ltd., Class H	215,500	959,168
China Shipping Development Co. Ltd., Class H	1,496,000	2,177,053
Industrial & Commercial Bank of China Ltd., Class H	5,814,930	4,681,201
Jiangsu Expressway Co. Ltd., Class H	1,632,000	1,979,139
Lianhua Supermarket Holdings Co. Ltd., Class H	360,400	1,534,359

UBS PACE Select Advisors Trust

UBS PACE International Emerging Markets Equity Investments

Schedule of investments – October 31, 2010 (unaudited)

Security description	Number of shares	Value ($)
Common stocks—(continued)
China—(concluded)
PICC Property & Casualty Co. Ltd., Class H *	1,200,000	1,771,069
Weichai Power Co. Ltd., Class H	165,400	2,172,259
Total China common stocks		23,679,276

Colombia—0.97%
Bancolombia SA, ADR	44,116	2,975,624

Czech Republic—1.30%
CEZ A.S.	49,146	2,177,293
Komercni Banka A.S.	3,489	791,588
Telefonica O2 Czech Republic A.S.	47,139	1,037,529
Total Czech Republic common stocks		4,006,410

Egypt—0.85%
Commercial International Bank Egypt S.A.E. (CIB)	192,904	1,453,106
Egyptian Co. for Mobile Services (MobiNil)	17,292	515,219
Orascom Telecom Holding S.A.E., GDR *	170,027	659,535
Total Egypt common stocks		2,627,860

Hong Kong—6.15%
Beijing Enterprises Holdings Ltd.	227,000	1,553,601
China Agri-Industries Holdings Ltd.	1,016,000	1,478,533
China Merchants Holdings International Co. Ltd.	658,000	2,304,751
China Mobile Ltd.	492,700	5,018,373
China Resources Power Holdings Co. Ltd.	1,210,000	2,329,070
CNOOC Ltd.	2,246,700	4,654,991
Link REIT	510,000	1,572,521
Total Hong Kong common stocks		18,911,840

India—5.42%
Andhra Bank	610,000	2,446,866
Ashok Leyland Ltd.	895,610	1,528,131
Axis Bank Ltd.	53,726	1,779,035
Cairn India Ltd. *	99,123	716,006
Canara Bank Ltd.	161,556	2,623,808
GAIL India Ltd.	139,284	1,541,138
HCL Technologies Ltd.	96,806	879,916
Motherson Sumi Systems Ltd.	173,322	715,136
Mphasis Ltd.	122,910	1,688,785
Rural Electrification Corp. Ltd.	331,645	2,767,005
Total India common stocks		16,685,826

Indonesia—3.10%
Adhi Karya Tbk PT	12,976,500	1,451,916
PT Bank Mandiri Tbk	2,456,300	1,923,815
PT Perusahaan Gas Negara	10,325,100	4,678,787

UBS PACE Select Advisors Trust

UBS PACE International Emerging Markets Equity Investments

Schedule of investments – October 31, 2010 (unaudited)

Security description	Number of shares	Value ($)
Common stocks—(continued)
Indonesia—(concluded)
PT Semen Gresik (Persero) Tbk	1,350,900	1,481,267
Total Indonesia common stocks		9,535,785

Kazakhstan—0.41%
KazMunaiGas Exploration Production, GDR (3)	17,717	304,733
KazMunaiGas Exploration Production, GDR (4)	56,426	970,527
Total Kazakhstan common stocks		1,275,260

Malaysia—1.59%
Axiata Group Berhad *	1,094,600	1,579,545
CIMB Group Holdings Berhad	602,400	1,604,980
Maxis Berhad	996,800	1,694,704
Total Malaysia common stocks		4,879,229

Mexico—5.30%
America Movil SA de C.V., ADR, Series L	53,390	3,057,112
Banco Compartamos SA de C.V.	274,900	1,936,856
Genomma Lab Internacional SA, Series B *	718,900	1,549,233
Grupo Aeroportuario del Pacifico SA de C.V., ADR	47,300	1,753,884
Grupo Mexico SAB de C.V., Series B	1,293,090	4,258,987
Grupo Televisa SA, ADR	46,600	1,046,170
Kimberly-Clark de Mexico SA de C.V., Series A	170,500	1,069,422
Mexichem SA de C.V.	515,300	1,628,361
Total Mexico common stocks		16,300,025

Morocco—0.17%
Compagnie Generale Immobiliere	2,416	531,471

Philippines—1.47%
Megaworld Corp.	29,542,200	1,757,974
Philippine Long Distance Telephone Co., ADR	44,500	2,764,785
Total Philippines common stocks		4,522,759

Poland—0.99%
Bank Pekao SA	12,972	847,885
Polska Grupa Energetyczna SA	82,428	633,338
Powszechny Zaklad Ubezpieczen SA	11,807	1,566,258
Total Poland common stocks		3,047,481

Russia—5.58%
Gazprom, ADR	95,769	2,092,553
LUKOIL, ADR	45,712	2,553,015
Magnit (5),(6)	15,774	1,843,364
Magnitogorsk Iron & Steel Works, GDR (3)	1,350	16,875
Magnitogorsk Iron & Steel Works, GDR (4)	102,750	1,284,375
Mining and Metallurgical Co. Norilsk Nickel, ADR	77,100	1,437,915
NovaTek OAO, GDR (3),*	9,007	861,519
NovaTek OAO, GDR (4)	22,846	2,185,220
Raspadskaya *	148,266	859,943

UBS PACE Select Advisors Trust

UBS PACE International Emerging Markets Equity Investments

Schedule of investments – October 31, 2010 (unaudited)

Security description	Number of shares	Value ($)
Common stocks—(continued)
Russia—(concluded)
Sberbank	570,865	1,891,847
SOLLERS (5),(6),*	51,641	883,750
Tatneft, ADR (3)	2,450	77,297
Tatneft, ADR (4)	38,000	1,198,900
Total Russia common stocks		17,186,573

South Africa—7.15%
Adcock Ingram Holdings Ltd.	101,142	944,570
African Bank Investments Ltd.	538,061	2,760,587
Imperial Holdings Ltd.	96,362	1,571,643
Kumba Iron Ore Ltd.	30,717	1,745,234
Mr. Price Group Ltd.	215,346	1,957,020
MTN Group Ltd.	81,363	1,463,489
Naspers Ltd., N Shares	22,000	1,155,181
Pretoria Portland Cement Co. Ltd.	240,809	1,148,183
Sasol Ltd.	90,423	4,071,423
Shoprite Holdings Ltd.	164,097	2,319,612
Standard Bank Group Ltd.	53,802	793,397
Tiger Brands Ltd.	76,814	2,059,558
Total South Africa common stocks		21,989,897

South Korea—8.00%
Hyundai Heavy Industries Co. Ltd. (1)	5,930	1,931,433
Hyundai Motor Co.	15,373	2,322,515
KB Financial Group, Inc.	47,870	2,127,083
Kia Motors Corp.	40,350	1,610,055
KT&G Corp.	67,593	4,150,790
LG Chem Ltd.	7,185	2,215,681
LG Household & Health Care Ltd.	4,600	1,532,993
Melfas, Inc. *	36,215	888,277
Samsung Card Co. Ltd.	26,329	1,261,171
Samsung Electronics Co. Ltd.	5,604	3,710,269
Samsung Techwin Co. Ltd.	15,118	1,410,700
SK Telecom Co. Ltd., ADR	13,200	243,276
Woori Finance Holdings Co. Ltd.	96,670	1,215,624
Total South Korea common stocks		24,619,867

Taiwan—9.66%
Asustek Computer, Inc.	185,777	1,507,620
Chroma Ate, Inc.	551,000	1,417,919
Chunghwa Telecom Co. Ltd.	257,272	601,560
Chunghwa Telecom Co. Ltd., ADR	107,193	2,508,316
Delta Electronics, Inc.	349,700	1,444,640
Far EasTone Telecommunications Co. Ltd.	822,530	1,183,235
Farglory Land Development Co. Ltd.	534,000	1,325,343
Fubon Financial Holding Co. Ltd.	1,160,439	1,421,108
HTC Corp.	47,800	1,078,647
Lite-On Technology Corp.	2,478,318	3,273,777
MediaTek, Inc.	178,652	2,246,168

UBS PACE Select Advisors Trust

UBS PACE International Emerging Markets Equity Investments

Schedule of investments – October 31, 2010 (unaudited)

Security description	Number of shares	Value ($)
Common stocks—(concluded)
Taiwan—(concluded)
Powertech Technology, Inc.	425,100	1,402,123
President Chain Store Corp.	522,680	2,073,890
Taiwan Semiconductor Manufacturing Co. Ltd.	2,756,185	5,652,513
TSRC Corp.	908,200	1,649,035
Unimicron Technology Corp.	562,500	957,048
Total Taiwan common stocks		29,742,942

Thailand—3.73%
Banpu Public Co. Ltd., NVDR	95,897	2,475,793
Kasikornbank Public Co. Ltd., NVDR	173,900	678,662
Kasikornbank Public Co. Ltd., PLC	292,500	1,229,320
Preuksa Real Estate Public Co. Ltd. (6)	2,014,300	1,451,264
PTT Public Co. Ltd. (6)	290,200	2,932,975
Siam Cement Public Co. Ltd., NVDR	131,449	1,385,520
Thai Airways International Public Co. Ltd., NVDR	863,620	1,339,504
Total Thailand common stocks		11,493,038

Turkey—4.50%
BIM Birlesik Magazalar A.S.	40,978	1,407,025
Tofas Turk Otomobil Fabrikasi A.S.	240,146	1,331,029
Tupras-Turkiye Petrol Rafinerileri A.S.	118,418	3,178,508
Turkcell Iletisim Hizmetleri A.S. (Turkcell)	429,385	3,113,329
Turkiye Garanti Bankasi A.S.	784,016	4,810,082
Total Turkey common stocks		13,839,973
Total common stocks (cost—$220,819,899)		275,104,680

Preferred stocks—9.59%
Brazil—8.87%
AES Tiete SA	50,500	696,480
Companhia Brasileira de Distribuicao Grupo Pao de Acucar, ADR (1)	48,018	1,901,993
Companhia de Bebidas das Americas (AmBev), ADR (1)	35,166	4,896,514
Itau Unibanco Holdings SA, ADR	285,863	7,020,795
Itausa-Investimentos Itau SA	392,298	3,112,451
Vale SA, ADR	165,300	4,749,069
Vale SA, Class A	175,364	4,924,796
Total Brazil preferred stocks		27,302,098

South Korea—0.72%
Hyundai Motor Co.	14,994	827,485

UBS PACE Select Advisors Trust

UBS PACE International Emerging Markets Equity Investments

Schedule of investments – October 31, 2010 (unaudited)

Security description	Number of shares	Value ($)
Preferred stocks—(concluded)
South Korea—(concluded)
Samsung Electronics Co. Ltd.	2,840	1,395,707
Total South Korea preferred stocks		2,223,192
Total preferred stocks (cost—$20,751,027)		29,525,290

Face amount ($)
Repurchase agreement—1.14%
Repurchase agreement dated 10/29/10 with State Street Bank & Trust Co., 0.010% due 11/01/10, collateralized by $3,386,950 US Treasury Notes, 1.375% to 2.500% due 05/15/13 to 05/31/15, (value—$3,569,072); proceeds: $3,499,003 (cost—$3,499,000)	3,499,000	3,499,000

	Number of shares
Investment of cash collateral from securities loaned—1.97%
Money market fund—1.97%
UBS Private Money Market Fund LLC (7) (cost—$6,071,490)	6,071,490	6,071,490
Total investments (cost—$251,141,416) (8)—102.09%		314,200,460
Liabilities in excess of other assets—(2.09)%		(6,447,132)
Net assets—100.00%		307,753,328

Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $251,141,416; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$67,450,370
Gross unrealized depreciation	(4,391,326)
Net unrealized appreciation	$63,059,044

*	Non-income producing security.
(1)	Security, or portion thereof, was on loan at October 31, 2010.
(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security, which represents 0.17% of net assets as of October 31, 2010, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(3)	Security is traded on the Over-the-counter (“OTC”) Market.
(4)	Security is traded on the Turquoise Exchange.
(5)	Illiquid securities representing 0.89% of net assets as of October 31, 2010.
(6)	Security is being fair valued by a valuation committee under the direction of the board of trustees.
(7)

The table below details the Portfolio’s transaction activity in an affiliated issuer for the three months ended October 31, 2010. The advisor earns a management fee from UBS Private Money Market Fund LLC.

Net income
		Purchases	Sales		earned from
	Value at	during the three months ended	during the three months ended	Value at	affiliate for the three months ended
Security description	07/31/10 ($)	10/31/10 ($)	10/31/10 ($)	10/31/10 ($)	10/31/10 ($)
UBS Private Money Market Fund LLC	7,322,675	27,557,231	28,808,416	6,071,490	10,675

(8)	Includes $6,054,950 of investments in securities on loan, at value plus accrued interest and dividends, if any.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non Voting Depositary Receipt
REIT	Real Estate Investment Trust

UBS PACE Select Advisors Trust

UBS PACE International Emerging Markets Equity Investments

Schedule of investments – October 31, 2010 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of October 31, 2010 in valuing the Portfolio’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	267,462,174	7,642,506	—	275,104,680
Preferred stocks	29,525,290	—	—	29,525,290
Repurchase agreement	—	3,499,000	—	3,499,000
Investment of cash collateral from securities loaned	—	6,071,490	—	6,071,490
Total	296,987,464	17,212,996	—	314,200,460

At October 31, 2010, securities valued at $2,932,975 were transferred from Level 1 to Level 2 pursuant to the Portfolio’s fair valuation policy.

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated July 31, 2010.

UBS PACE Select Advisors Trust

UBS PACE Global Real Estate Securities Investments

Industry diversification (unaudited)

As a percentage of net assets as of October 31, 2010

Common stocks
Apartments	7.14%
Building-residential/commercial	0.80
Diversified	21.70
Diversified operations	2.24
Health care	2.54
Hotels & motels	2.43
Office property	8.85
Paper & related products	0.35
Real estate management/service	5.63
Real estate operations/development	21.20
Regional malls	6.96
Retirement/aged care	0.93
Shopping centers	14.05
Storage	1.98
Storage/warehousing	0.24
Warehouse/industrial	1.29
Total common stocks	98.33

Repurchase agreement	2.15

Investment of cash collateral from securities loaned	8.46
Liabilities in excess of other assets	(8.94)
Net assets	100.00%

UBS PACE Select Advisors Trust

UBS PACE Global Real Estate Securities Investments

Schedule of investments – October 31, 2010 (unaudited)

Security description	Number of shares	Value ($)
Common stocks—98.33%
Australia—10.62%
CFS Retail Property Trust(1)	322,738	588,017
Charter Hall Group	291,880	160,110
Commonwealth Property Office Fund	99,662	89,326
Dexus Property Group	727,087	591,141
Goodman Group	1,613,666	995,820
GPT Group	254,510	695,561
ING Office Fund	1,085,937	654,194
Macquarie Office Trust	73,274	188,052
Mirvac Group	336,921	427,390
Stockland	351,100	1,296,578
Westfield Group	305,184	3,700,914
Total Australia common stocks		9,387,103

Bermuda—3.05%
Great Eagle Holdings Ltd.	44,000	131,695
Hongkong Land Holdings Ltd.	333,847	2,303,544
Kerry Properties Ltd.	47,500	263,506
Total Bermuda common stocks		2,698,745

Canada—4.45%
Boardwalk Real Estate Investment Trust	16,270	683,566
Brookfield Properties Corp.	35,200	612,128
Calloway Real Estate Investment Trust	26,600	625,944
Canadian Real Estate Investment Trust	3,100	97,416
Cominar Real Estate Investment Trust(2),(3),(4)	5,731	121,880
Cominar Real Estate Investment Trust(5)	7,200	153,121
H&R Real Estate Investment Trust	10,000	200,216
Primaris Retail Real Estate Investment Trust	5,600	106,850
RioCan Real Estate Investment Trust(2),(3),(4)	2,200	49,742
RioCan Real Estate Investment Trust(5)	56,700	1,281,434
Total Canada common stocks		3,932,297

Cayman Islands—0.32%
Agile Property Holdings Ltd.	214,000	281,606

Finland—0.14%
Citycon Oyj	28,131	126,072

France—4.71%
Fonciere des Regions	2,525	288,172
Gecina SA	888	107,772
Klepierre	6,611	257,173
Mercialys SA	8,603	342,447
Nexity	2,410	106,967
Societe Immobiliere de Location pour l’Industrie et le Commerce (Silic)	1,560	209,435

UBS PACE Select Advisors Trust

UBS PACE Global Real Estate Securities Investments

Schedule of investments – October 31, 2010 (unaudited)

Security description	Number of shares	Value ($)
Common stocks—(continued)
France—(concluded)
Unibail Rodamco	13,713	2,857,137
Total France common stocks		4,169,103

Hong Kong—11.85%
Champion Real Estate Investment Trust	852,400	469,569
Cheung Kong (Holdings) Ltd.	14,000	213,127
China Overseas Land & Investment Ltd.	576,631	1,212,590
Franshion Properties China Ltd.	712,000	230,559
Hang Lung Properties Ltd.	96,000	470,015
Hysan Development Co. Ltd.	42,000	162,283
Link REIT	229,894	708,849
Sun Hung Kai Properties Ltd.	293,427	5,027,203
Wharf (Holdings) Ltd.	301,700	1,981,168
Total Hong Kong common stocks		10,475,363

Italy—0.16%
Beni Stabili SpA	136,779	139,065

Japan—10.16%
AEON Mall Co. Ltd.(1)	19,536	458,357
Frontier Real Estate Investment Corp.(1)	52	417,447
Japan Logistics Fund, Inc.(1)	21	173,021
Japan Prime Realty Investment Corp.(1)	113	280,709
Japan Real Estate Investment Corp.	55	529,700
Japan Retail Fund Investment Corp.(1)	112	174,952
Kenedix Realty Investment Corp.	58	230,285
Mitsubishi Estate Co. Ltd.(1)	151,420	2,653,190
Mitsui Fudosan Co. Ltd.	110,955	2,097,211
Nippon Accommodations Fund, Inc.	16	95,340
Nippon Building Fund, Inc.	12	117,510
Sumitomo Realty & Development Co. Ltd.	60,600	1,320,895
United Urban Investment Corp.(1)	63	432,944
Total Japan common stocks		8,981,561

Jersey—0.09%
Atrium European Real Estate Ltd.	13,061	78,476

Netherlands—1.15%
Corio N.V.	7,983	586,425
Eurocommercial Properties N.V.	8,693	430,056
Total Netherlands common stocks		1,016,481

Norway—0.26%
Norwegian Property ASA*	124,900	234,590

Singapore—6.11%
Ascendas Real Estate Investment Trust (A-REIT)	41,366	65,838
CapitaCommercial Trust(1)	432,000	497,319
Capitaland Ltd.	718,759	2,160,220

UBS PACE Select Advisors Trust

UBS PACE Global Real Estate Securities Investments

Schedule of investments – October 31, 2010 (unaudited)

Security description	Number of shares	Value ($)
Common stocks—(continued)
Singapore—(concluded)
CapitaMall Trust	475,600	727,565
CapitaMalls Asia Ltd.	268,358	443,704
City Developments Ltd.	17,800	174,933
Frasers Centrepoint Trust	66,300	77,349
Global Logistic Properties Ltd.*	699,000	1,252,940
Total Singapore common stocks		5,399,868

Sweden—0.90%
Castellum AB	24,249	317,468
Hufvudstaden AB, Class A	42,689	477,081
Total Sweden common stocks		794,549

Switzerland—0.72%
PSP Swiss Property AG*	3,594	276,110
Swiss Prime Site AG*	4,976	357,253
Total Switzerland common stocks		633,363

United Kingdom—5.77%
Big Yellow Group PLC	20,635	109,840
British Land Co. PLC	86,997	710,242
Derwent London PLC	30,032	731,451
Grainger PLC	60,731	103,638
Great Portland Estates PLC	79,938	442,547
Hammerson PLC	48,479	325,558
Land Securities Group PLC	157,110	1,704,317
Safestore Holdings PLC	102,441	213,390
Segro PLC	79,870	379,332
Shaftesbury PLC	23,888	170,715
Songbird Estates PLC*	56,327	129,066
St. Modwen Properties PLC	30,868	80,127
Total United Kingdom common stocks		5,100,223

United States—37.87%
Acadia Realty Trust	8,100	154,548
Alexandria Real Estate Equities, Inc.	7,400	543,752
AMB Property Corp.	7,700	217,063
Apartment Investment & Management Co., Class A	24,100	561,771
AvalonBay Communities, Inc.	12,083	1,284,544
BioMed Realty Trust, Inc.	25,200	462,420
Boston Properties, Inc.	26,542	2,287,655
Brandywine Realty Trust	41,983	502,536
BRE Properties, Inc.	11,200	480,816
Brookdale Senior Living, Inc.*	43,982	825,982
Camden Property Trust	12,020	596,072
Developers Diversified Realty Corp.	77,600	1,001,040
Digital Realty Trust, Inc.(1)	12,147	725,540
Equity One, Inc.(1)	22,508	420,900
Equity Residential	31,100	1,512,393
Federal Realty Investment Trust	7,100	582,058

UBS PACE Select Advisors Trust

UBS PACE Global Real Estate Securities Investments

Schedule of investments – October 31, 2010 (unaudited)

Security description	Number of shares	Value ($)
Common stocks—(concluded)
United States—(concluded)
HCP, Inc.	7,300	262,873
Highwoods Properties, Inc.	12,200	404,186
Host Hotels & Resorts, Inc.	79,683	1,266,163
Kilroy Realty Corp.	7,789	266,150
Lennar Corp., Class A(1)	18,900	274,239
Liberty Property Trust	19,600	655,816
Nationwide Health Properties, Inc.	15,900	649,197
OMEGA Healthcare Investors, Inc.	21,000	483,000
Pebblebrook Hotel Trust*	7,900	154,761
ProLogis	55,000	750,750
Public Storage, Inc.	16,577	1,644,770
Rayonier, Inc.	5,863	306,049
Regency Centers Corp.	19,000	801,420
Simon Property Group, Inc.	42,422	4,073,360
SL Green Realty Corp.	12,800	841,216
Starwood Hotels & Resorts Worldwide, Inc.	10,200	552,228
Tanger Factory Outlet Centers, Inc.	5,400	258,768
Taubman Centers, Inc.	15,133	702,474
The Macerich Co.	30,926	1,379,609
Toll Brothers, Inc.*	24,000	430,560
UDR, Inc.	48,800	1,097,024
Ventas, Inc.	15,800	846,248
Vornado Realty Trust	28,391	2,481,089
Weingarten Realty Investors(1)	30,974	747,403
Total United States common stocks		33,488,443
Total common stocks (cost—$71,817,450)		86,936,908

	Face amount ($)
Repurchase agreement—2.15%
Repurchase agreement dated 10/29/10 with State Street Bank & Trust Co., 0.010% due 11/01/10, collateralized by $1,841,092 US Treasury Notes, 1.375% to 2.500% due 05/15/13 to 05/31/15; (value—$1,940,090); proceeds: $1,902,002 (cost—$1,902,000)	1,902,000	1,902,000

	Number of shares
Investment of cash collateral from securities loaned—8.46%
Money market fund—8.46%
UBS Private Money Market Fund LLC(6) (cost—$7,484,697)	7,484,697	7,484,697
Total investments (cost—$81,204,147)(7)—108.94%		96,323,605
Liabilities in excess of other assets—(8.94)%		(7,908,417)
Net assets—100.00%		88,415,188

Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $81,204,147; and net unrealized appreciation consisted of:

UBS PACE Select Advisors Trust

UBS PACE Global Real Estate Securities Investments

Schedule of investments – October 31, 2010 (unaudited)

Gross unrealized appreciation	$15,385,602
Gross unrealized depreciation	(266,144)
Net unrealized appreciation	$15,119,458

*	Non-income producing security.
(1)	Security, or portion thereof, was on loan at October 31, 2010.
(2)	Security is traded on the Over-the-counter (“OTC”) Market.
(3)	Security is being fair valued by a valuation committee under the direction of the board of trustees.
(4)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 0.19% of net assets as of October 31, 2010, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(5)	Security is traded on the Toronto Stock Exchange.
(6)

The table below details the Portfolio’s transaction activity in an affiliated issuer during the three months ended October 31, 2010. The advisor earns a management fee from UBS Private Money Market Fund LLC.

Net income
		Purchases	Sales		earned from
		during the three	during the three		affiliate for the three
	Value at	months ended	months ended	Value at	months ended
Security description	07/31/10 ($)	10/31/10 ($)	10/31/10 ($)	10/31/10 ($)	10/31/10 ($)
UBS Private Money Market Fund LLC	4,402,048	13,979,215	10,896,566	7,484,697	3,227

(7)	Includes $7,180,721 of investments in securities on loan, at value plus accrued interest and dividends, if any.

REIT	Real Estate Investment Trust

The following is a summary of the fair valuations according to the inputs used as of October 31, 2010 in valuing the Portfolio’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	86,765,286	171,622	—	86,936,908
Repurchase agreement	—	1,902,000	—	1,902,000
Investment of cash collateral from securities loaned	—	7,484,697	—	7,484,697
Total	86,765,286	9,558,319	—	96,323,605

At October 31, 2010, there were no transfers between Level 1 and Level 2.

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated July 31, 2010.

UBS PACE Alternative Strategies Investment

Industry diversification (unaudited)

As a percentage of net assets as of October 31, 2010

Common stocks
Aerospace & defense	1.08%
Air freight & logistics	0.13
Airlines	0.39
Auto components	0.45
Automobiles	0.86
Beverages	0.47
Biotechnology	0.51
Building products	0.07
Capital markets	0.26
Chemicals	1.79
Commercial banks	1.64
Commercial services & supplies	0.09
Communications equipment	1.09
Computers & peripherals	0.94
Construction & engineering	0.31
Construction materials	0.02
Consumer finance	0.00
Distributors	0.02
Diversified consumer services	0.06
Diversified financial services	0.42
Diversified telecommunication services	0.20
Electric utilities	0.14
Electrical equipment	0.42
Electronic equipment, instruments & components	0.19
Energy equipment & services	0.17
Food & staples retailing	0.41
Food products	0.91
Gas utilities	0.02
Health care equipment & supplies	0.16
Health care providers & services	1.08
Hotels, restaurants & leisure	1.56
Household durables	0.33
Household products	0.18
Independent power producers & energy traders	0.03
Industrial conglomerates	0.61
Insurance	0.59
Internet & catalog retail	0.35
Internet software & services	0.37
IT services	0.80
Leisure equipment & products	0.53
Life sciences tools & services	0.14
Machinery	0.77
Marine	0.01
Media	1.44
Metals & mining	2.11
Multiline retail	0.06
Multi-utilities	0.06
Oil, gas & consumable fuels	2.75
Paper & forest products	0.10
Personal products	0.05
Pharmaceuticals	2.50
Professional services	0.02
Real estate investment trusts	1.44
Real estate management & development	0.36
Road & rail	0.36
Semiconductors & semiconductor equipment	0.97
Software	1.01
Specialty retail	0.68
Textiles, apparel & luxury goods	0.15
Thrifts & mortgage finance	0.25
Tobacco	0.05
Trading companies & distributors	0.12
Transportation infrastructure	0.07
Water utilities	0.01
Wireless telecommunication services	0.71
Total common stocks	35.84

Preferred stock
Chemicals	0.01

Investment companies	1.05

Rights	0.01

Unit trust	0.14

US government obligations	5.41

Federal home loan mortgage corporation certificates	0.47

Federal national mortgage association certificates	2.31

Collateralized mortgage obligations	3.57

Asset-backed securities	3.42

Corporate notes
Advertising	0.05
Aerospace/defense	0.02
Agriculture	0.13
Appliances	0.02
Auto manufacturers	0.16
Auto parts & equipment	0.01
Banking non-US	4.65
Banking US	1.17
Beverages	0.19
Building materials	0.14
Cable	0.39
Chemicals	0.11
Commercial services	0.17
Consumer products-miscellaneous	0.02
Diversified financial services	0.97
Diversified operations	0.01
Electric-generation	0.03
Electric-integrated	0.68
Electric-transmission	0.02
Energy-alternate sources	0.03
Engineering & construction	0.07
Food-misc/diversified	0.02
Food-retail	0.14
Insurance	0.63
Investment companies	0.29
Machine tools & related products	0.02
Machinery-diversified	0.01
Medical products	0.23
Mining	0.22
Multimedia	0.03
Oil & gas	0.44
Packaging & containers	0.15
Paper & forest products	0.05
Pipelines	0.51
Publishing	0.02
Real estate	0.31
Retail-discount	0.02
Retail-major department store	0.05
Retail-restaurants	0.05
Savings & loans	0.19
Software	0.02
Specified purpose acquisition	0.02
Steel-producers	0.10
Telecommunications	0.59
Water	0.12
Total corporate notes	13.27

Municipal bonds and notes	0.55

Non-US government obligations	1.07

Time deposits	4.75

Certificates of deposit	0.61

Short-term US government obligations	19.31

Repurchase agreement	8.85

Options
Call options purchased	0.13
Put options purchased	0.17
Total options	0.30

Investments sold short
Common stocks
Automobiles	(0.19)
Biotechnology	(0.38)
Capital markets	(0.37)
Commercial banks	(0.07)
Computers & peripherals	(0.00)
Diversified telecommunication services	(0.02)
Electrical equipment	(0.18)
Energy equipment & services	(0.02)
Health care equipment & supplies	(0.15)
Hotels, restaurants & leisure	(0.03)
Industrial conglomerates	(0.06)
Insurance	(0.14)
Machinery	(0.05)
Media	(0.02)
Metals & mining	(0.64)
Oil, gas & consumable fuels	(1.03)
Real estate management & development	(0.22)
Semiconductors & semiconductor equipment	(0.76)
Total common stocks	(4.33)
Other assets in excess of liabilities	3.39
Net assets	100.00%

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – October 31, 2010 (unaudited)

Security description	Number of shares	Value ($)
Common stocks—35.84%
Australia—0.70%
Asciano Group*	10,750	16,480
Energy Resources of Australia Ltd.	14,677	187,043
Incitec Pivot Ltd.	54,330	197,975
Karoon Gas Australia Ltd.*	1,936	17,750
Paladin Energy Ltd.*	131,039	526,273
Rio Tinto Ltd.(1)	5,694	461,208
SP Ausnet(1)	162,563	148,092
TABCORP Holdings Ltd.(1)	261,378	1,889,522
Total Australia common stocks		3,444,343

Austria—0.00%
Andritz AG	224	17,159

Bermuda—0.26%
Arch Capital Group Ltd.*	5,100	440,589
Bunge Ltd.	420	25,229
China Green (Holdings) Ltd.	30,000	30,769
China Yurun Food Group Ltd.	21,180	82,384
Cosan Ltd., Class A	3,476	45,709
Digital China Holdings Ltd.	60,000	108,370
Esprit Holdings Ltd.	2,548	13,724
GOME Electrical Appliances Holdings Ltd.*	85,000	28,621
Haier Electronics Group Co. Ltd.*	72,000	66,601
Hi Sun Technology (China) Ltd.*	47,000	19,646
Huabao International Holdings Ltd.	45,000	67,808
Shangri-La Asia Ltd.	59,333	133,497
Sinofert Holdings Ltd.*	170,536	90,205
Yue Yuen Industrial Holdings Ltd.(1)	38,500	138,081
Total Bermuda common stocks		1,291,233

Brazil—0.48%
All America Latina Logistica (ALL)	11,097	105,599
Banco Bradesco SA, ADR	18,700	388,960
Banco Santander Brasil SA, ADS	33,700	485,280
BM&F BOVESPA SA	31,600	264,836
Brasil Foods SA	7,592	110,199
Companhia de Saneamento de Minas Gerais-Copasa MG	1,883	28,904
Companhia Energetica de Minas Gerais-CEMIG, ADR	1,890	33,718
Cosan SA Industria e Comercio	7,884	124,499
Hypermarcas SA*	5,900	97,159
JBS SA	10,029	38,575
OGX Petroleo e Gas Participacoes SA*	21,600	283,545
SLC Agricola SA	10,392	134,461

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – October 31, 2010 (unaudited)

Security description	Number of shares	Value ($)
Common stocks—(continued)
Brazil—(concluded)
Vale SA, ADR	8,363	268,787
Total Brazil common stocks		2,364,522

Canada—2.33%
Agnico-Eagle Mines Ltd.	2,800	217,252
Agrium, Inc.(2)	3,228	285,548
Agrium, Inc.(3)	3,758	332,621
Barrick Gold Corp.	16,336	785,598
Cameco Corp.	19,519	604,308
Canadian Imperial Bank of Commerce(1)	11,200	859,080
Canadian National Railway Co.	468	30,313
Canadian Solar, Inc.*	646	9,025
CGI Group, Inc., Class A(1),*	6,000	92,303
Empire Co. Ltd.(1)	7,700	440,679
Genworth MI Canada, Inc.(1)	46,300	1,237,058
Goldcorp, Inc.	15,950	711,210
Groupe Aeroplan, Inc.(1)	48,200	586,018
IAMGOLD Corp.	17,700	323,556
Kinross Gold Corp.	30,063	539,631
Pacific Rubiales Energy Corp.*	1,918	61,138
Potash Corp. of Saskatchewan, Inc.	2,348	339,573
Research In Motion Ltd. (RIM)(4),*	4,800	273,360
Research In Motion Ltd. (RIM)(1),(2),*	30,200	1,717,719
Rogers Communications, Inc., Class B(1)	32,600	1,187,779
Sino-Forest Corp.*	10,446	206,482
Teck Resources Ltd., Class B	2,859	127,827
Ultra Petroleum Corp.*	438	18,024
Uranium One, Inc.*	98,011	400,731
Total Canada common stocks		11,386,833

Cayman Islands—0.90%
3SBio, Inc., ADR*	1,400	21,070
Alibaba.com Ltd.*	71,179	139,029
ASM Pacific Technology Ltd.(1)	109,000	982,951
Baidu, Inc., ADR*	5,249	577,442
Belle International Holdings Ltd.	18,000	32,511
Chaoda Modern Agriculture (Holdings) Ltd.	43,569	35,524
China High Speed Transmission Equipment Group Co. Ltd.	23,609	48,246
China Kanghui Holdings, Inc., ADR*	1,800	34,974
CNinsure, Inc., ADR	1,700	43,690
Ctrip.com International Ltd., ADR*	10,320	537,362
Daphne International Holdings Ltd.	48,000	53,627
Fantasia Holdings Group Co. Ltd.	88,500	14,386
Hengan International Group Co. Ltd.	15,200	143,151
Hengdeli Holdings Ltd.	32,000	17,752
Home Inns & Hotels Management, Inc., ADR*	500	25,580
Intime Department Store Group Co. Ltd.	36,000	55,176
JA Solar Holdings Co. Ltd., ADR*	1,351	11,281

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – October 31, 2010 (unaudited)

Security description	Number of shares	Value ($)
Common stocks—(continued)
Cayman Islands—(concluded)
Lijun International Pharmaceutical (Holding) Co. Ltd.	234,000	80,302
Mindray Medical International Ltd., ADR	8,500	246,330
NetEase.com, Inc., ADR*	550	22,990
Parkson Retail Group Ltd.	61,890	111,943
Simcere Pharmaceutical Group, ADR*	5,800	53,070
Springland International Holdings Ltd.*	2,000	1,682
Sun King Power Electronics Group Ltd.*	8,000	2,591
Tencent Holdings Ltd.	28,044	642,195
The United Laboratories International Holdings Ltd.	12,500	23,706
Tingyi (Cayman Islands) Holding Corp.	52,000	141,551
Towngas China Co. Ltd.	41,000	18,778
Trauson Holdings Co. Ltd.*	46,000	20,415
Trina Solar Ltd., ADR*	560	14,986
VanceInfo Technologies, Inc., ADR*	800	29,096
Wynn Macau Ltd.*	72,000	159,210
Xinao Gas Holdings Ltd.	27,486	82,622
Total Cayman Islands common stocks		4,425,219

Chile—0.24%
Banco Santander Chile, ADR	1,270	117,653
CAP SA	2,688	136,832
Centros Comerciales Sudamericanos SA	18,517	144,570
Empresa Nacional de Electricidad SA	53,333	93,877
Empresas CMPC SA	1,832	98,875
Empresas COPEC SA	5,209	98,291
Enersis SA, ADR	4,183	95,414
Lan Airlines SA, ADR	4,222	129,784
S.A.C.I. Falabella	12,885	129,074
Sociedad Quimica y Minera de Chile SA, ADR	2,389	123,750
Total Chile common stocks		1,168,120

China—0.47%
Angang Steel Co. Ltd., Class H	37,500	58,926
Bank of China Ltd., Class H	106,000	63,453
BYD Co. Ltd., Class H	14,340	87,414
China Communications Construction Co. Ltd., Class H	379,000	362,314
China Construction Bank Corp., Class H	373,000	355,616
China Life Insurance Co., Class H	51,200	224,253
China Merchants Bank Co. Ltd., Class H	17,555	49,826
China Shenhua Energy Co. Ltd., Class H	52,000	231,447
China Shipping Development Co. Ltd., Class H	22,000	32,015
China Suntien Green Energy Corp., Class H*	8,000	2,694
China Telecom Corp. Ltd., Class H	178,000	92,086
Chongqing Machinery & Electric Co. Ltd., Class H	110,000	37,465
Industrial & Commercial Bank of China, Class H	156,000	125,585
PetroChina Co. Ltd., Class H	86,000	104,959

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – October 31, 2010 (unaudited)

Security description	Number of shares	Value ($)
Common stocks—(continued)
China—(concluded)
Ping An Insurance (Group) Co. of China Ltd., Class H	2,910	31,329
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	56,000	148,466
Shenzhen Expressway Co. Ltd., Class H	126,000	69,411
Weichai Power Co. Ltd., Class H	6,000	78,800
Yanzhou Coal Mining Co. Ltd., Class H	20,000	57,539
Zhuzhou CSR Times Electric Co. Ltd., Class H	10,000	30,511
Zijin Mining Group Co. Ltd.	60,000	56,584
ZTE Corp., Class H	5,200	19,321
Total China common stocks		2,320,014

Colombia—0.08%
Almacenes Exito SA	4,993	65,151
Bancolombia SA, ADR	986	66,506
Cementos Argos SA	5,949	41,077
Ecopetrol SA, ADR	1,279	61,059
Grupo de Inversiones Suramericana	3,104	69,191
Interconexion Electrica SA	5,376	42,674
Inversiones Argos SA	3,500	41,864
Total Colombia common stocks		387,522

Cyprus—0.05%
Prosafe SE	39,762	262,133

Denmark—0.01%
AP Moller - Maersk A/S, Class B	1	8,678
Vestas Wind Systems A/S*	1,018	32,489
Total Denmark common stocks		41,167

Finland—0.31%
Fortum Oyj	2,278	64,583
Orion Oyj, Class B(1)	69,536	1,477,834
Total Finland common stocks		1,542,417

France—1.31%
Aeroports de Paris (ADP)	319	27,096
Casino Guichard-Perrachon SA	5,501	516,800
Compagnie de Saint-Gobain	465	21,720
Credit Agricole SA	32,505	532,706
Eramet	260	90,123
PagesJaunes Groupe(1)	100,267	1,102,458
Pernod Ricard SA	6,011	533,005
PSA Peugeot Citroen(1),*	43,025	1,712,631
Safran SA	17,797	564,257
Sanofi-Aventis	6,107	426,516
Schneider Electric SA	2,678	380,179
Societe Generale	7,350	440,134
Suez Environnement SA	472	9,227

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – October 31, 2010 (unaudited)

Security description	Number of shares	Value ($)
Common stocks—(continued)
France—(concluded)
Vallourec SA	182	18,889
Vinci SA	508	27,136
Total France common stocks		6,402,877

Germany—0.64%
Bayer AG	6,713	500,980
Bayerische Motoren Werke (BMW) AG	5,965	427,640
Daimler AG*	7,497	494,900
Deutsche Lufthansa AG*	19,326	413,556
Deutsche Post AG	1,737	32,395
K+S AG	4,769	331,941
Linde AG	2,759	397,246
Siemens AG	769	87,850
SMA Solar Technology AG	149	17,586
Symrise AG	14,452	438,994
Total Germany common stocks		3,143,088

Guernsey—0.03%
Resolution Ltd.(1)	35,274	148,029

Hong Kong—1.15%
Beijing Enterprises Holdings Ltd.	24,502	167,693
BOC Hong Kong (Holdings) Ltd.	124,500	390,305
Cathay Pacific Airways Ltd.(1)	444,000	1,194,311
China Agri-Industries Holdings Ltd.	84,447	122,891
China Everbright International Ltd.	19,599	10,392
China Mobile Ltd.	22,500	229,173
China Overseas Land & Investment Ltd.	37,422	78,694
China Resources Enterprise Ltd.	20,000	84,503
China Unicom (Hong Kong) Ltd.	70,000	99,519
CNOOC Ltd.	172,000	356,371
Hang Lung Properties Ltd.	27,152	132,936
Hong Kong Exchanges & Clearing Ltd.	16,214	356,860
Hutchison Whampoa Ltd.	2,317	22,837
Lenovo Group Ltd.	146,000	94,555
Link REIT(1)	696,000	2,146,028
Wheelock & Co. Ltd.	41,000	143,609
Total Hong Kong common stocks		5,630,677

India—0.06%
Jain Irrigation Systems Ltd.	4,085	21,333
JSW Steel Ltd.	3,086	93,219
Sterlite Industries (India) Ltd.	22,155	84,107
Tata Steel Ltd.	6,816	90,430
Total India common stocks		289,089

Indonesia—0.30%
PT Adaro Energy Tbk	967,186	227,255
PT Astra International Tbk	40,976	261,329

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – October 31, 2010 (unaudited)

Security description	Number of shares	Value ($)
Common stocks—(continued)
Indonesia—(concluded)
PT Bank Central Asia Tbk	342,526	268,272
PT Bank Mandiri	332,990	260,803
PT Bank Rakyat Indonesia	30,500	38,904
PT Telekomunikasi Indonesia Tbk	241,382	245,771
PT United Tractors Tbk	60,000	149,035
Total Indonesia common stocks		1,451,369

Ireland—0.54%
Accenture PLC, Class A(1)	24,800	1,108,808
Ingersoll-Rand PLC	13,800	542,478
Warner Chilcott PLC, Class A(1)	40,300	968,812
Total Ireland common stocks		2,620,098

Israel—0.04%
Israel Chemicals Ltd.	12,444	190,314

Japan—3.38%
ACOM Co. Ltd.(1)	100	1,147
Asahi Kasei Corp.(1)	63,000	370,312
Central Japan Railway Co.(1)	160	1,210,886
Daicel Chemical Industries Ltd.(1)	14,000	97,428
Daito Trust Construction Co. Ltd.(1)	21,300	1,286,417
DeNA Co. Ltd.(1)	29,100	752,904
Elpida Memory, Inc.(1),*	32,700	335,249
Fuji Heavy Industries Ltd.(1)	5,000	34,609
Hankyu Hanshin Holdings, Inc.	5,761	27,634
Idemitsu Kosan Co. Ltd.(1)	13,200	1,110,526
ITOCHU Techno-Solutions Corp.(1)	3,500	119,392
Japan Petroleum Exploration Co. Ltd.(1)	9,900	378,309
Japan Retail Fund Investment Corp.(1)	748	1,168,430
JX Holdings, Inc.*	71,400	419,687
Kamigumi Co. Ltd.(1)	30,000	234,497
Komatsu Ltd.	1,117	27,373
Kubota Corp.	44,000	391,500
Mitsubishi Chemical Holdings Corp.(1)	179,000	923,139
Mitsubishi Corp.	1,085	26,090
Mitsubishi Electric Corp.	1,817	17,048
Nippon Yusen Kabushiki Kaisha	4,920	20,727
Nishi-Nippon City Bank Ltd.(1)	40,000	109,358
NTT DoCoMo, Inc.	251	422,648
Oracle Corp. Japan(1)	28,200	1,282,615
Oriental Land Co. Ltd.	4,000	387,722
Sanyo Electric Co. Ltd.(1),*	4,000	6,512
Sapporo Hokuyo Holdings, Inc.(1)	18,500	76,327
Sega Sammy Holdings, Inc.(1)	84,600	1,381,439
Sony Financial Holdings, Inc.	94	327,078
Sumitomo Rubber Industries Ltd.(1)	125,200	1,348,930
Suzuken Co. Ltd.(1)	41,500	1,305,288
Takeda Pharmaceutical Co. Ltd.(1)	19,600	918,255

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – October 31, 2010 (unaudited)

Security description	Number of shares	Value ($)
Common stocks—(continued)
Japan—(concluded)
Toyota Tsusho Corp.	1,486	23,065
Total Japan common stocks		16,542,541

Jersey—0.10%
Randgold Resources Ltd., ADR	5,012	470,727

Luxembourg—0.05%
ArcelorMittal	4,578	147,153
Evraz Group SA, GDR*	2,684	81,379
Total Luxembourg common stocks		228,532

Mauritius—0.05%
Golden Agri-Resources Ltd.	448,453	225,214

Mexico—0.10%
America Movil SA de CV, ADR, Series L	5,800	332,108
Grupo Mexico SAB de CV, Series B	42,499	139,977
Total Mexico common stocks		472,085

Netherlands—0.61%
ASML Holding N.V.	12,172	401,671
CNH Global N.V.*	690	27,386
European Aeronautic Defense and Space Co.*	27,196	714,824
Heineken N.V.	10,182	516,119
Koninklijke Philips Electronics N.V.	20,194	610,744
TNT N.V.	18,350	487,805
Unilever N.V.	1,428	42,343
X5 Retail Group N.V., GDR*	4,576	191,734
Total Netherlands common stocks		2,992,626

Norway—0.04%
Yara International ASA	3,792	199,422

Portugal—0.23%
Galp Energia, SGPS SA, B Shares	33,696	650,007
Jeronimo Martins, SGPS SA	32,409	486,252
Total Portugal common stocks		1,136,259

Russia—0.05%
Mining and Metallurgical Co. Norilsk Nickel, ADR	7,370	137,451
Novolipetsk Steel (NLMK), GDR	2,306	78,934
Uralkali, GDR	2,172	53,757
Total Russia common stocks		270,142

Singapore—0.51%
Ascendas Real Estate Investment Trust (A-REIT)(1)	1,121,000	1,784,177
City Developments Ltd.	13,000	127,760
Flextronics International Ltd.(1),*	35,334	252,991
Indofood Agri Resources Ltd.*	52,705	105,874

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – October 31, 2010 (unaudited)

Security description	Number of shares	Value ($)
Common stocks—(continued)
Singapore—(concluded)
Jardine Cycle & Carriage Ltd.	3,000	91,092
Olam International Ltd.	21,417	51,793
Wilmar International Ltd.	17,945	88,734
Total Singapore common stocks		2,502,421

South Africa—0.17%
Anglo Platinum Ltd.*	3,632	359,311
Kumba Iron Ore Ltd.	2,704	153,632
Naspers Ltd., N Shares	5,143	270,050
Sasol Ltd.	749	33,725
Total South Africa common stocks		816,718

South Korea—0.26%
Hyundai Development Co.	8,960	251,621
Hyundai Motor Co.	5,666	856,005
Samsung Electro-Mechanics Co. Ltd.	110	12,073
Samsung Electronics Co. Ltd.	218	144,332
Total South Korea common stocks		1,264,031

Spain—0.13%
ACS, Actividades de Contruccion y Servicios SA	635	33,328
Gamesa Corp. Tecnologica SA (Gamesa)*	603	4,196
Iberdrola Renovables SA	7,247	24,500
Red Electrica Corp. SA	960	48,228
Repsol YPF SA(1)	18,185	504,299
Total Spain common stocks		614,551

Sweden—0.41%
Assa Abloy AB, B Shares	11,438	293,157
Atlas Copco AB, A Shares	9,713	202,995
Boliden AB	23,250	394,714
Sandvik AB	1,490	22,463
Skanska AB, B Shares	19,356	370,333
SKF AB, B Shares	8,902	229,891
Volvo AB, B Shares*	37,919	513,466
Total Sweden common stocks		2,027,019

Switzerland—0.59%
ABB Ltd.*	1,363	28,228
Adecco SA	514	28,728
Credit Suisse Group AG	12,165	502,523
Geberit AG	169	32,373
Lonza Group AG	6,252	547,340
Nestle SA	3,939	215,753
Swatch Group AG	1,449	553,802
Syngenta AG	1,222	338,020

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – October 31, 2010 (unaudited)

Security description	Number of shares	Value ($)
Common stocks—(continued)
Switzerland—(concluded)
Temenos Group AG*	18,601	623,782
Total Switzerland common stocks		2,870,549

Taiwan—0.14%
Compal Electronics, Inc.	38	48
Delta Electronics, Inc.	9,893	40,869
Epistar Corp.	2,500	7,993
HON HAI Precision Industry Co. Ltd.	40,684	154,119
HTC Corp.	8,064	181,971
Lite-On Technology Corp.	16	21
MediaTek, Inc.	8,805	110,704
Synnex Technology International Corp.	11,290	27,615
Taiwan Semiconductor Manufacturing Co. Ltd.	70,550	144,687
Total Taiwan common stocks		668,027

Turkey—0.19%
Akbank T.A.S.	268	1,682
Anadolu Efes Biracilik ve Malt Sanayii AS	632	10,090
Arcelik AS	3,328	18,446
BIM Birlesik Magazalar AS	523	17,958
Coca-Cola Icecek AS	179	2,296
Dogan Sirketler Grubu Holdings AS*	61,608	44,670
Enka Insaat ve Sanayi AS	5,323	24,308
Eregli Demir ve Celik Fabrikalari TAS (Erdemir)*	31,092	117,054
Haci Omer Sabanci Holding AS	11,954	65,839
Koc Holding AS	11,167	53,330
Tupras-Turkiye Petrol Rafinerileri AS	1,840	49,388
Turk Hava Yollari Anonim Ortakligi (THY)*	35,812	148,556
Turk Telekomunikasyon AS	9,245	43,184
Turkcell Iletisim Hizmet AS (Turkcell), ADR	6,035	108,208
Turkiye Garanti Bankasi AS	8,220	50,431
Turkiye Halk Bankasi AS	1,008	10,190
Turkiye Is Bankasi (Isbank), Class C	35,323	158,841
Total Turkey common stocks		924,471

United Kingdom—3.17%
Aggreko PLC	3,831	96,683
Anglo American PLC	4,166	194,120
Antofagasta PLC	6,538	138,495
AstraZeneca PLC(1)	33,885	1,699,183
Balfour Beatty PLC	95,461	423,246
BG Group PLC	27,062	527,075
BHP Billiton PLC	32,966	1,169,239
BP PLC (1)	129,835	885,840
Centrica PLC(1)	42,792	227,782
Compass Group PLC(1)	172,734	1,415,732
Cookson Group PLC*	41,344	341,175
Croda International PLC	20,347	468,832
Eurasian Natural Resources Corp. PLC	6,311	88,029

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – October 31, 2010 (unaudited)

Security description	Number of shares	Value ($)
Common stocks—(continued)
United Kingdom—(concluded)
GKN PLC	128,615	365,391
GlaxoSmithKline PLC	30,449	595,726
HSBC Holdings PLC	36,371	378,290
Kazakhmys PLC	4,473	94,322
Legal & General Group PLC	321,470	517,168
Lloyds Banking Group PLC*	466,017	514,791
Michael Page International PLC	8,066	60,900
National Grid PLC	2,108	19,929
Pearson PLC	16,449	251,578
Rio Tinto PLC	14,130	913,800
Rolls Royce Group PLC, C Shares(5),(6),*	2,350,336	3,766
Rolls-Royce Group PLC*	80,686	837,135
Royal Dutch Shell PLC, A Shares(1)	20,149	654,110
Scottish & Southern Energy PLC	2,049	37,855
Smiths Group PLC	11,258	215,028
Standard Chartered PLC	12,450	359,787
Tullow Oil PLC	26,770	508,305
Vedanta Resources PLC	9,133	303,661
Vodafone Group PLC	209,550	570,310
Xchanging PLC	208,773	434,551
Xstrata PLC	9,588	185,820
Total United Kingdom common stocks		15,497,654

United States—15.76%
3M Co.	1,238	104,264
ACCO Brands Corp.*	51,600	321,468
Acuity Brands, Inc.	12,439	622,821
AGCO Corp.*	1,452	61,666
Alleghany Corp.*	701	210,636
Allergan, Inc.	3,600	260,676
Alliant Techsystems, Inc.*	4,584	349,484
Altera Corp.	17,652	550,919
Amazon.com, Inc.*	5,700	941,298
American Superconductor Corp.*	291	9,792
American Tower Corp., Class A*	8,400	433,524
AmerisourceBergen Corp.(1)	60,000	1,969,200
Anadarko Petroleum Corp.	7,370	453,771
Analog Devices, Inc.	8,100	272,727
Annaly Capital Management, Inc.(1)	107,200	1,898,512
Apple, Inc.*	5,230	1,573,550
Applied Materials, Inc.	165	2,039
Arbitron, Inc.	31,750	803,910
Archer-Daniels-Midland Co.	11,385	379,348
AsiaInfo-Linkage, Inc.*	900	19,998
Bally Technologies, Inc.*	7,898	284,960
Belden, Inc.	27,900	778,410
Berkshire Hathaway, Inc., Class B*	3,700	294,372
Biogen Idec, Inc.(1),*	13,300	834,043
BMC Software, Inc.*	5,900	268,214

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – October 31, 2010 (unaudited)

Security description	Number of shares	Value ($)
Common stocks—(continued)
United States—(continued)
BorgWarner, Inc.*	7,518	421,835
Broadcom Corp., Class A	4,800	195,552
Cabot Oil & Gas Corp.	462	13,389
Cardinal Health, Inc.(1)	58,100	2,015,489
CareFusion Corp.(1),*	13,300	321,062
Carlisle Cos., Inc.	20,900	732,963
Caterpillar, Inc.	1,465	115,149
Cephalon, Inc.(1),*	24,900	1,654,356
CF Industries Holdings, Inc.	6,601	808,821
Chevron Corp.	8,686	717,550
Cimarex Energy Co.(1)	22,300	1,711,525
Citigroup, Inc.*	180,481	752,606
Citrix Systems, Inc.*	3,300	211,431
Cognizant Technology Solutions Corp., Class A*	4,100	267,279
Constellation Energy Group, Inc.(1)	400	12,096
Covanta Holding Corp.	1,435	22,644
Cree, Inc.*	320	16,413
Crown Castle International Corp.*	4,700	202,664
CSX Corp.	1,379	84,740
Cummins, Inc.	256	22,554
Darden Restaurants, Inc.(1)	29,600	1,353,016
Deere & Co.	9,544	732,979
Deltic Timber Corp.	3,799	177,337
Diebold, Inc.	6,300	193,095
Discovery Communications, Inc., Class A*	4,900	218,589
Discovery Communications, Inc., Class C(1),*	22,100	858,806
Dolby Laboratories, Inc., Class A*	5,028	310,127
eBay, Inc.*	6,700	199,727
Eli Lilly & Co.(1)	58,500	2,059,200
EMC Corp.*	25,800	542,058
Emerson Electric Co.(1)	1,647	90,420
Energy Conversion Devices, Inc.*	409	1,845
Entergy Corp.	225	16,769
EOG Resources, Inc.	3,096	296,349
EQT Corp.	862	32,273
ESCO Technologies, Inc.	505	17,311
Exelon Corp.	1,062	43,351
Exterran Holdings, Inc.*	382	9,615
F5 Networks, Inc.*	2,100	247,170
First Solar, Inc.*	308	42,405
Fiserv, Inc.*	13,300	725,116
Flowserve Corp.	408	40,800
FMC Corp.	502	36,696
Ford Motor Co.*	23,100	326,403
Forest Laboratories, Inc.(1),*	54,100	1,788,005
Freeport-McMoRan Copper & Gold, Inc.	1,773	167,868
Frontier Communications Corp.	59,311	520,751
GATX Corp.	17,678	559,685
General Electric Co.	27,073	433,709

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – October 31, 2010 (unaudited)

Security description	Number of shares	Value ($)
Common stocks—(continued)
United States—(continued)
Goldman Sachs Group, Inc.	4,828	777,067
Harris Corp.(1)	34,600	1,563,574
Hewlett-Packard Co.	18,111	761,749
Honeywell International, Inc.	1,994	93,937
Intrepid Potash, Inc.*	1,393	47,822
ITC Holdings Corp.	722	45,204
Itron, Inc.*	343	20,844
Joy Global, Inc.	3,700	262,515
JPMorgan Chase & Co.	14,008	527,121
L-3 Communications Holdings, Inc.	541	39,055
Lam Research Corp.*	4,200	192,318
Lance, Inc.	6,000	136,440
Liberty Global, Inc., Series C*	21,800	788,942
Limited Brands, Inc.(1)	51,200	1,504,768
Lockheed Martin Corp.	626	44,628
Lorillard, Inc.(1)	900	76,806
Lubrizol Corp.(1)	2,200	225,478
MasterCard, Inc., Class A	1,681	403,541
Mattel, Inc.	51,200	1,194,496
Maxim Integrated Products, Inc.	39,500	855,570
Mead Johnson Nutrition Co., Class A	7,438	437,503
MEMC Electronic Materials, Inc.*	1,116	14,307
Merck & Co., Inc.	13,187	478,424
MetLife, Inc.	15,473	624,026
Micron Technology, Inc.(1),*	46,100	381,247
Microsoft Corp.(1)	68,200	1,816,848
Molson Coors Brewing Co., Class B	9,295	439,003
Monsanto Co.	23,312	1,385,199
Moog, Inc., Class A*	403	15,153
NetApp, Inc.*	5,400	287,550
Newmont Mining Corp.	12,644	769,640
News Corp., Class A	44,922	649,572
NextEra Energy, Inc.	1,195	65,773
Northeast Utilities	1,903	59,526
O’Reilly Automotive, Inc.*	1,600	93,600
Occidental Petroleum Corp.	9,320	732,832
ON Semiconductor Corp.*	2,766	21,215
Ormat Technologies, Inc.	466	13,286
Pall Corp.	6,700	285,889
Peabody Energy Corp.	6,700	354,430
PepsiCo, Inc.	12,145	793,069
Pfizer, Inc.	52,847	919,538
PG&E Corp.	595	28,453
Pharmaceutical Product Development, Inc. (PPD)(1)	6,000	154,860
Pioneer Natural Resources Co.	2,900	202,420
PNC Financial Services Group, Inc.(1)	26,767	1,442,741
Polycom, Inc.*	22,458	758,631
Power-One, Inc.*	1,108	11,534
Precision Castparts Corp.	2,453	335,031

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – October 31, 2010 (unaudited)

Security description	Number of shares	Value ($)
Common stocks—(continued)
United States—(continued)
QEP Resources, Inc.	722	23,848
QUALCOMM, Inc.	12,421	560,560
Quanta Services, Inc.*	1,448	28,468
Questar Corp.	722	12,252
Ralcorp Holdings, Inc.*	10,800	670,248
Raytheon Co.(1)	45,753	2,108,298
Red Hat, Inc.*	9,100	384,566
Regal-Beloit Corp.	502	28,970
Reynolds American, Inc.(1)	2,300	149,270
Salesforce.com, Inc.*	1,300	150,891
SanDisk Corp.(1),*	30,900	1,161,222
SEACOR Holdings, Inc.*	5,650	535,338
Sirius XM Radio, Inc.*	101,600	151,892
SM Energy Co.	862	35,928
Sohu.com, Inc.*	3,265	243,243
Sotheby’s	6,488	284,434
Southern Copper Corp.	3,961	169,531
Starbucks Corp.	11,300	321,824
Starwood Hotels & Resorts Worldwide, Inc.	8,900	481,846
STR Holdings, Inc.*	632	15,705
SunPower Corp., Class A*	673	9,180
SunPower Corp., Class B*	834	11,009
SUPERVALU, Inc.(1)	600	6,474
Tenneco, Inc.*	915	29,847
Teradata Corp.*	6,100	240,096
The Boeing Co.	1,179	83,285
The Mosaic Co.	10,746	786,177
The Procter & Gamble Co.	13,566	862,391
Time Warner Cable, Inc.	9,210	532,983
TJX Cos., Inc.(1)	27,700	1,271,153
TRW Automotive Holdings Corp.*	663	30,292
Tyson Foods, Inc., Class A(1)	81,000	1,259,550
Union Pacific Corp.	3,700	324,416
United Parcel Service, Inc., Class B	1,400	94,276
United Technologies Corp.	1,353	101,164
Urban Outfitters, Inc.*	12,205	375,548
Virgin Media, Inc.	33,490	851,651
Visa, Inc., Class A	6,716	524,990
Websense, Inc.*	8,800	177,056
Wells Fargo & Co.	18,400	479,872
Weyerhaeuser Co.	1,743	28,271
Whirlpool Corp.(1)	19,800	1,501,434
Wynn Resorts Ltd.	6,000	643,020

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – October 31, 2010 (unaudited)

Security description	Number of shares	Value ($)
Common stocks—(concluded)
United States—(concluded)
Zep, Inc.	12,200	221,308
Total United States common stocks		77,138,147
Total common stocks (cost—$160,891,602)		175,387,359

Preferred stock—0.01%
Brazil—0.01%
Fertilizantes Fosfatados SA* (cost—$50,590)	4,984	56,426

Investment companies—1.05%
United States—1.05%
Energy Select Sector SPDR Fund	14,696	870,003
iShares MSCI Brazil Index Fund	19,708	1,518,304
iShares MSCI Japan Fund	92,015	918,922
iShares MSCI South Korea Index Fund	33,761	1,836,261
Total investment companies (cost—$4,766,752)		5,143,490

	Number of rights
Rights*—0.01%
Australia—0.01%
TABCORP Holdings Ltd. expires 11/10/10(1)	29,042	32,146

United Kingdom—0.00%
Standard Chartered PLC expires 11/05/10	1,556	13,352
Total rights (cost—$0)		45,498

Unit trust—0.14%
Canada—0.14%
Yellow Pages Income Fund(1) (cost—$632,587)	114,600	688,791

	Face amount (7)
US government obligations—5.41%
US Treasury Bonds
4.375%, due 05/15/40	50,000	53,258
US Treasury Inflation Index Bonds (TIPS)
1.750%, due 01/15/28	521,015	576,413
2.125%, due 02/15/40	808,008	946,253
2.375%, due 01/15/25	3,242,736	3,866,710
3.875%, due 04/15/29	2,655,860	3,845,396
US Treasury Inflation Index Notes (TIPS)
0.625%, due 04/15/13	1,032,820	1,067,193

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – October 31, 2010 (unaudited)

Security description	Face amount (7)	Value ($)
US government obligations—(concluded)
1.375%, due 07/15/18	3,745,695	4,083,392
1.625%, due 01/15/15	274,385	297,150
2.000%, due 07/15/14	671,710	734,210
2.375%, due 04/15/11	549,915	555,930
2.375%, due 01/15/17	2,598,000	2,977,147
3.000%, due 07/15/12	4,735,146	5,034,791
3.375%, due 01/15/12	122,943	128,716
US Treasury Notes
3.125%, due 05/15/19	400,000	424,188
3.625%, due 08/15/19	1,700,000	1,864,687
Total US government obligations (cost—$25,596,705)		26,455,434

Federal home loan mortgage corporation certificates**—0.47%
FHLMC
4.500%, due 05/01/23	23,692	25,063
5.000%, due 11/01/16	8,640	9,240
5.000%, due 01/01/17	21,767	23,309
5.000%, due 02/01/17	46,931	50,270
5.000%, due 03/01/17	33,325	35,710
5.000%, due 04/01/17	79,815	85,754
5.000%, due 09/01/17	220,883	237,277
5.000%, due 10/01/17	484,634	520,136
5.000%, due 11/01/17	379,457	406,360
5.000%, due 12/01/17	104,429	112,202
5.000%, due 01/01/18	43,652	46,893
5.000%, due 02/01/18	154,080	165,453
5.000%, due 03/01/18	79,415	85,305
5.000%, due 04/01/18	61,969	66,564
5.000%, due 05/01/18	25,365	27,242
5.000%, due 06/01/18	25,177	27,034
5.000%, due 07/01/18	63,835	68,546
5.000%, due 08/01/18	22,914	24,609
5.000%, due 10/01/18	9,562	10,268
5.000%, due 11/01/18	16,659	17,889
5.000%, due 10/01/39	93,405	101,101
5.500%, due 01/01/20	143,951	157,324
Total federal home loan mortgage corporation certificates (cost—$2,266,479)		2,303,549

Federal national mortgage association certificates**—2.31%
FNMA
2.894%, due 04/01/37(8)	2,098,900	2,195,731
5.000%, due 01/01/20	14,679	15,744
6.000%, due 03/01/32	152	169
6.000%, due 05/01/33	10,101	11,224
6.000%, due 12/01/33	4,262	4,722
6.000%, due 08/01/35	574	629
FNMA ARM
2.740%, due 11/01/34	889,212	932,860
FNMA TBA
3.000%, TBA	4,000,000	4,029,219
3.500%, TBA	4,000,000	4,120,626
Total federal national mortgage association certificates (cost—$11,189,091)		11,310,924

Collateralized mortgage obligations—3.57%
American Home Mortgage Assets,
Series 2006-3, Class 1A1
1.323%, due 10/25/46(8)	671,157	392,399
Series 2006-3, Class 2A11
1.293%, due 10/25/46(8)	699,262	377,426

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – October 31, 2010 (unaudited)

Security description	Face amount (7)	Value ($)
Collateralized mortgage obligations—(continued)
Series 2006-4, Class 1A11
0.446%, due 10/25/46(8)	1,147,795	600,178
Series 2007-1, Class A1
1.053%, due 02/25/47(8)	693,525	344,159
American Home Mortgage Investment Trust,
Series 2004-3, Class 1A
0.626%, due 10/25/34(8)	30,857	29,424
Series 2005-4, Class 1A1
0.546%, due 11/25/45(8)	870,740	559,617
Arkle Master Issuer PLC, Series 2010-2A, Class 1A1
1.655%, due 05/17/60(5),(8),(9)	500,000	500,270
Banc of America Funding Corp., Series 2007-D, Class 1A5
0.533%, due 06/20/47(8)	600,000	207,588
BCAP LLC Trust, Series 2006-RR1, Class CF
0.896%, due 11/25/36(8)	78,423	75,677
Citimortgage Alternative Loan Trust, Series 2006-A7, Class 1A12
6.000%, due 12/25/36	1,008,651	768,275
Countrywide Alternative Loan Trust,
Series 2005-61, Class 1A1
0.516%, due 12/25/35(8)	1,031,615	657,974
Series 2006-23CB, Class 1A6
6.000%, due 08/25/36	274,130	212,668
Series 2006-5T2, Class A3
6.000%, due 04/25/36	847,894	668,899
Countrywide Home Loan Mortgage Pass Through Trust. Series 2007-14, Class A19
6.000%, due 09/25/37	672,881	632,468
Credit Suisse Mortgage Capital Certificates, Series 2006-8, Class 4A1
6.500%, due 10/25/21	1,030,282	785,314
Downey Savings & Loan Association Mortgage Loan Trust,
Series 2004-AR2, Class A2A
0.643%, due 11/19/44(8)	1,106,685	715,297
Series 2006-AR2, Class 2A1A
0.453%, due 11/19/37(8)	543,586	322,046
FHLMC REMIC, Seres 2882, Class UL**
4.500%, due 02/15/19	3,536,145	3,682,941
FNMA REMIC, Series 2009-70, Class AL**
5.000%, due 08/25/19	1,715,925	1,843,646
Greenpoint Mortgage Funding Trust, Series 2007-AR3, Class A1
0.476%, due 06/25/37(8)	568,124	346,728
Harborview Mortgage Loan Trust, Series 2005-9, Class 2A1A
0.593%, due 06/20/35(8)	549,274	457,061
Lehman Mortgage Trust, Series 2006-8, Class 2A1
0.676%, due 12/25/36(8)	1,306,853	742,586
Residential Accredit Loans, Inc., Series 2007-QH9, Class A1
6.346%, due 11/25/37(8)	514,302	248,256
Residential Asset Securitization Trust, Series 2007-A2, Class 1A3
6.000%, due 04/25/37	838,407	611,530

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – October 31, 2010 (unaudited)

Security description	Face amount (7)	Value ($)
Collateralized mortgage obligations—(concluded)
Sequoia Mortgage Trust, Series 2004-10, Class A3A
0.794%, due 11/20/34(8)	106,703	98,138
WaMu Mortgage Pass Through Certificates, Series 2007-OA6, Class 1A
1.163%, due 07/25/47(8)	800,902	502,025
Wells Fargo Alternative Loan Trust, Series 2007-PA2, Class 1A1
6.000%, due 06/25/37	1,251,918	1,109,410
Total collateralized mortgage obligations (cost—$20,085,102)		17,492,000

Asset-backed securities—3.42%
Access Group, Inc., Series 2002-1, Class A2
0.469%, due 09/25/25(8)	525,401	524,282
Bank of America Auto Trust,
Series 2009-2A, Class A3
2.130%, due 09/15/13(5),(9)	1,200,000	1,213,791
Brazos Higher Education Authority, Inc.,
Series 2004-I, Class A2
0.449%, due 06/27/22(8)	830,632	821,918
Series 2005-1, Class 1A2
0.369%, due 12/26/18(8)	821,500	813,679
Series 2005-2, Class A9
0.389%, due 12/26/17(8)	975,220	970,510
Series 2005-3, Class A14
0.399%, due 09/25/23(8)	440,708	438,438
Brazos Student Loan Finance Corp., Series 2010-1, Class A1
1.189%, due 06/25/35(8)	913,663	913,057
College Loan Corp. Trust,
Series 2004-1, Class A3
0.448%, due 04/25/21(8)	839,987	835,378
Series 2005-1, Class A2
0.388%, due 07/25/24(8)	1,000,000	993,006
Series 2005-2, Class A2
0.399%, due 10/15/21(8)	292,665	291,763
Collegiate Funding Services Education Loan Trust, Series 2003-A, Class A2
0.589%, due 09/28/20(8)	228,962	228,882
Education Funding Capital Trust,
Series 2003-3, Class A3
0.562%, due 03/16/20(8)	653,502	653,171
Series 2004-1, Class A2
0.452%, due 12/15/22(8)	536,299	532,358
GCO Education Loan Funding Trust, Series 2005-1, Class A3L
0.398%, due 11/25/20(8)	831,702	829,640
GMAC Mortgage Corp. Loan Trust,
Series 2007-HE3, Class 1A1
7.000%, due 09/25/37	49,021	35,887
Series 2007-HE3, Class 2A1
7.000%, due 09/25/37	90,631	57,359
Household Home Equity Loan Trust, Series 2007-3, Class APT
1.453%, due 11/20/36(8)	296,396	269,957

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – October 31, 2010 (unaudited)

Security description		Face amount (7)	Value ($)
Asset-backed securities—(concluded)
Nelnet Student Loan Corp., Series 2004-2A, Class A3
0.418%, due 11/25/15(8)		162,781	162,659
Northstar Education Finance, Inc.,
Series 2004-1, Class A3
0.458%, due 04/28/17(8)		500,000	345,453
Series 2004-2, Class A1
0.408%, due 04/28/16(8)		1,000,000	652,053
SLM Student Loan Trust,
Series 2004-9, Class A4
0.418%, due 04/25/17(8)		333,056	332,619
Series 2006, Class A3
0.328%, due 10/25/16(8)		515,168	514,706
Series 2007-1, Class A3
0.318%, due 07/25/18(8)		1,500,000	1,493,560
Series 2007-2, Class A2
0.288%, due 07/25/17(8)		434,803	432,406
Series 2008-6, Class A1
0.688%, due 10/27/14(8)		292,112	292,449
Suntrust Student Loan Trust, Series 2006-1A, Class A2
0.388%, due 07/28/20(5),(8),(9)		615,065	612,650
US Education Loan Trust LLC, Series 2006-1, Class A2
0.427%, due 03/01/25(8),(10)		464,022	460,547
Wachovia Student Loan Trust, Series 2005-1, Class A4
0.398%, due 07/27/20(8)		1,000,000	991,643
Total asset-backed securities (cost—$16,757,560)			16,713,821

Corporate notes—13.27%
Australia—1.03%
Australia & New Zealand Banking Group Ltd.
5.125%, due 09/10/19	EUR	60,000	90,538
Commonwealth Bank of Australia
5.500%, due 08/06/19	EUR	60,000	93,003
National Australia Bank Ltd.
4.625%, due 06/07/12	EUR	220,000	318,905
QBE Insurance Group Ltd.
9.750%, due 03/14/14(5),(9)		105,000	126,940
Santos Finance Ltd.
8.250%, due 09/22/70(8)	EUR	50,000	70,264
Suncorp-Metway Ltd.
0.667%, due 12/17/10(8),(10)		1,000,000	1,000,281
1.539%, due 04/15/11(8),(10)		2,500,000	2,514,038
Westpac Banking Corp.
1.900%, due 12/14/12(10)		800,000	818,611
Total Australia corporate notes			5,032,580

Belgium—0.05%
Anheuser-Busch InBev SA
6.570%, due 02/27/14	EUR	150,000	233,717

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – October 31, 2010 (unaudited)

Security description		Face amount (7)	Value ($)
Corporate notes—(continued)
Canada—0.71%
Bank of Nova Scotia
1.450%, due 07/26/13(5),(9)		1,800,000	1,826,490
Canadian Imperial Bank of Commerce
2.000%, due 02/04/13(10)		600,000	615,796
2.600%, due 07/02/15(10)		200,000	209,117
Teck Resources Ltd.
10.750%, due 05/15/19		225,000	287,437
TransCanada PipeLines Ltd.
6.350%, due 05/15/67(11)		450,000	430,875
Xstrata Canada Financial Corp.
6.250%, due 05/27/15	EUR	60,000	93,617
Total Canada corporate notes			3,463,332

Cayman Islands—0.12%
Hutch Whampoa Finance 09 Ltd.
4.750%, due 11/14/16	EUR	50,000	73,494
MUFG Capital Finance 4 Ltd.
5.271%, due 01/25/17(11),(12)	EUR	60,000	78,289
Resona Preferred Global Securities Cayman Ltd.
7.191%, due 07/30/15(10),(11),(12)		425,000	420,745
Total Cayman Islands corporate notes			572,528

Czech Republic—0.03%
CEZ AS
4.500%, due 06/29/20		100,000	144,709

Denmark—0.40%
Angel Lux Common SA
8.250%, due 05/01/16	EUR	125,000	183,109
Carlsberg Breweries A/S
3.375%, due 10/13/17	EUR	90,000	122,853
Danske Bank A/S
4.100%, due 03/16/18(8)	EUR	60,000	82,360
Dong Energy A/S
4.875%, due 05/07/14	EUR	80,000	119,753
FIH Erhvervsbank A/S
2.000%, due 06/12/13(10)		1,400,000	1,440,230
Total Denmark corporate notes			1,948,305

France—1.05%
Air Liquide SA
2.908%, due 10/12/18	EUR	50,000	68,644
Alstom
4.000%, due 09/23/14	EUR	50,000	72,466
Areva SA
3.875%, due 09/23/16	EUR	100,000	144,183

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – October 31, 2010 (unaudited)

Security description		Face amount (7)	Value ($)
Corporate notes—(continued)
France—(continued)
Arkema
4.000%, due 10/25/17	EUR	50,000	68,562
ASF
7.375%, due 03/20/19	EUR	50,000	88,608
AXA SA
4.500%, due 01/23/15	EUR	50,000	74,348
5.250%, due 04/16/40(8)	EUR	150,000	203,678
Bouygues SA
3.641%, due 10/29/19	EUR	100,000	138,754
Casino Guichard-Perrachon SA
4.379%, due 02/08/17	EUR	200,000	289,155
Cie de Financement Foncier
1.625%, due 07/23/12(10)		600,000	606,714
2.125%, due 04/22/13(10)		200,000	204,227
Compagnie De St. Gobain
4.000%, due 10/08/18	EUR	50,000	69,985
Credit Agricole SA
3.900%, due 04/19/21	EUR	100,000	137,820
7.875%, due 10/26/19(11),(12)	EUR	50,000	74,218
8.375%, due 10/13/19(10),(11),(12)		150,000	163,875
Credit Logement SA
4.247%, due 04/05/11(11),(12)	EUR	50,000	63,382
Electricite de France
5.000%, due 05/30/14	EUR	100,000	152,682
6.250%, due 01/25/21	EUR	100,000	169,359
France Telecom
3.375%, due 09/16/22	EUR	50,000	67,189
5.250%, due 05/22/14	EUR	120,000	183,337
8.125%, due 01/28/33	EUR	50,000	101,665
GDF Suez
3.500%, due 10/18/22	EUR	100,000	136,078
Lafarge SA
7.625%, due 05/27/14	EUR	110,000	170,980
Lagardere SCA
4.875%, due 10/06/14	EUR	50,000	70,709
Pernod Ricard SA
7.000%, due 01/15/15	EUR	100,000	153,644
PPR
3.750%, due 04/08/15	EUR	170,000	241,244
RCI Banque SA
2.875%, due 07/23/12	EUR	140,000	195,268
4.000%, due 01/25/16	EUR	50,000	69,465
Societe Generale
3.750%, due 08/21/14	EUR	150,000	216,624
6.125%, due 08/20/18	EUR	50,000	81,456
9.375%, due 09/04/19(11),(12)	EUR	50,000	76,520
Suez Environment
4.820%, due 09/12/15(11),(12)	EUR	50,000	68,285
Suez Environnement
4.125%, due 06/24/22	EUR	50,000	72,407
Unibail-Rodamco SE
3.375%, due 03/11/15	EUR	90,000	127,396

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – October 31, 2010 (unaudited)

Security description		Face amount (7)	Value ($)
Corporate notes—(continued)
France—(concluded)
Veolia Environnement
5.250%, due 04/24/14	EUR	160,000	243,192
Vivendi SA
4.250%, due 12/01/16	EUR	50,000	72,231
Total France corporate notes			5,138,350

Germany—0.20%
Commerzbank AG
3.875%, due 03/22/17	EUR	50,000	70,980
Metro AG
4.250%, due 02/22/17	EUR	100,000	146,029
MunichRe
5.767%, due 06/12/17(11),(12)	EUR	100,000	133,961
RWE AG
4.625%, due 09/28/15(11),(12)	EUR	75,000	102,235
Thyssenkrupp AG
8.000%, due 06/18/14	EUR	50,000	79,393
Unitymedia Hessen/NRW
8.125%, due 12/01/17	EUR	60,000	87,266
Volkswagen Leasing GmbH
4.875%, due 10/18/12	EUR	250,000	366,059
Total Germany corporate notes			985,923

Ireland—0.24%
Ardagh Glass Finance PLC
9.250%, due 07/01/16	EUR	50,000	75,853
Banesto Financial Product PLC
4.000%, due 05/08/12	EUR	60,000	84,202
Bank of Ireland
4.625%, due 04/08/13	EUR	140,000	183,475
Bord Gais Eireann
5.750%, due 06/16/14	EUR	50,000	70,389
GE Capital Euro Funding
2.875%, due 09/17/15	EUR	40,000	55,114
5.250%, due 01/31/13	EUR	200,000	295,213
6.000%, due 01/15/19	EUR	150,000	235,833
LeasePlan Finance N.V.
3.750%, due 03/18/13	EUR	60,000	84,599
Smurfit Kappa Acquisitions
7.250%, due 11/15/17	EUR	60,000	87,057
Total Ireland corporate notes			1,171,735

Italy—0.32%
Assicurazioni Generali SpA
5.125%, due 09/16/24	EUR	50,000	73,975
Atlantia SpA
4.375%, due 09/16/25	EUR	60,000	82,006
5.625%, due 05/06/16	EUR	110,000	170,526
Banco Popolare SC
6.000%, due 11/05/20	EUR	70,000	98,457

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – October 31, 2010 (unaudited)

Security description		Face amount (7)	Value ($)
Corporate notes—(continued)
Italy—(concluded)
Enel SpA
5.250%, due 01/14/15	EUR	230,000	347,091
Intesa Sanpaolo SpA
3.375%, due 01/19/15	EUR	150,000	209,174
5.750%, due 05/28/18(8)	EUR	150,000	219,317
8.375%, due 10/14/19(11),(12)	EUR	100,000	148,558
Telecom Italia SpA
6.750%, due 03/21/13	EUR	80,000	120,965
8.250%, due 03/21/16	EUR	60,000	99,867
Total Italy corporate notes			1,569,936

Jersey—0.07%
ASIF III Jersey Ltd.
4.750%, due 09/11/13	EUR	50,000	72,067
BAA Funding Ltd.
3.975%, due 02/15/12	EUR	90,000	127,439
4.125%, due 10/12/16	EUR	50,000	70,039
HSBC Capital Funding LP
5.130%, due 03/29/16(11),(12)	EUR	60,000	81,502
Total Jersey corporate notes			351,047

Luxembourg—0.26%
ArcelorMittal
9.375%, due 06/03/16	EUR	50,000	86,844
6.125%, due 06/01/18		275,000	300,755
Covidien International Finance SA
4.200%, due 06/15/20		150,000	158,833
Fiat Finance & Trade Ltd. SA
9.000%, due 07/30/12	EUR	60,000	90,896
Finmeccanica Finance
5.750%, due 12/12/18	EUR	60,000	92,107
Gazprom (Gaz Capital SA)
8.125%, due 02/04/15	EUR	50,000	78,985
Hellas Telecommunications Luxembourg V
4.835%, due 10/15/12(5),(8)		250,000	84,378
Michelin Luxembourg SCS
6.500%, due 04/16/12		50,000	73,654
Telecom Italia Capital SA
7.200%, due 07/18/36		300,000	326,145
Total Luxembourg corporate notes			1,292,597

Mexico—0.22%
America Movil SAB De CV
3.750%, due 06/28/17	EUR	50,000	71,000
BBVA Bancomer SA Texas
7.250%, due 04/22/20(10)		325,000	362,986

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – October 31, 2010 (unaudited)

Security description		Face amount (7)	Value ($)
Corporate notes—(continued)
Mexico—(concluded)
Petroleos Mexicanos
8.000%, due 05/03/19		510,000	652,800
Total Mexico corporate notes			1,086,786

Netherlands—1.01%
Allianz Finance II BV
4.750%, due 07/22/19	EUR	50,000	76,493
6.125%, due 05/31/22(8)	EUR	100,000	145,791
BAT Holdings BV
4.375%, due 09/15/14	EUR	160,000	236,732
BMW Finance N.V.
8.875%, due 09/19/13	EUR	200,000	329,069
Conti-Gummi Finance BV
7.500%, due 09/15/17	EUR	50,000	71,799
CRH Finance BV
7.375%, due 05/28/14	EUR	90,000	138,840
Dailmer International Finance BV
7.875%, due 01/16/14	EUR	230,000	371,603
Deutsche Telekom International Finance BV
4.375%, due 06/02/14	EUR	110,000	162,798
6.000%, due 01/20/17	EUR	100,000	160,301
E.On International Finance BV
4.875%, due 01/28/14	EUR	40,000	60,192
EADS Finance BV
4.625%, due 08/12/16	EUR	80,000	119,913
EDP Finance BV
5.500%, due 02/18/14	EUR	80,000	116,749
Elsevier Finance (ELM BV)
6.500%, due 04/02/13		50,000	76,122
Eureko BV
7.375%, due 06/16/14	EUR	50,000	78,314
HeidelbergCement Finance BV
8.000%, due 01/31/17	EUR	90,000	133,091
Impress Holdings BV
4.110%, due 09/15/13(8)	EUR	250,000	346,645
ING Bank N.V.
3.375%, due 03/03/15	EUR	120,000	169,877
4.625%, due 03/15/19(8)	EUR	60,000	86,193
KBC IFIMA N.V.
3.875%, due 03/31/15	EUR	90,000	126,321
Koninklijke KPN N.V.
4.750%, due 01/17/17	EUR	120,000	180,945
LeasePlan Corp. N.V.
3.000%, due 05/07/12(10)		700,000	723,213
3.875%, due 09/16/15	EUR	50,000	68,763
Linde Finance BV
7.375%, due 07/14/66(8)	EUR	60,000	92,381
OI European Group BV
6.750%, due 09/15/20		100,000	140,920
Rabobank Nederland
6.875%, due 03/19/20	EUR	50,000	69,461

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – October 31, 2010 (unaudited)

Security description		Face amount (7)	Value ($)
Corporate notes—(continued)
Netherlands—(concluded)
RWE Finance BV
6.500%, due 08/10/21	EUR	60,000	103,520
SNS Bank N.V.
3.625%, due 07/18/13	EUR	60,000	84,239
St.-Gobain Nederland BV
5.000%, due 04/25/14	EUR	100,000	149,291
Telefonica Europe BV
5.875%, due 02/14/33	EUR	50,000	76,805
Tennet Holding BV
6.655%, due 06/01/17(11),(12)		80,000	119,133
Ziggo Bond Co.
8.000%, due 05/15/18	EUR	60,000	86,431
Ziggo Finance BV
6.125%, due 11/15/17	EUR	50,000	69,387
Total Netherlands corporate notes			4,971,332

New Zealand—0.32%
ANZ National (International) Ltd.
3.250%, due 04/02/12(10)		1,200,000	1,243,626
Westpac Securities NZ Ltd.
3.875%, due 03/20/17	EUR	220,000	314,496
Total New Zealand corporate notes			1,558,122

Norway—0.26%
DnB NOR Bank ASA	EUR
4.500%, due 05/29/14		60,000	89,023
DnB NOR Boligkreditt
2.100%, due 10/14/15(10)		400,000	399,534
Sparebanken 1 Boligkreditt
1.250%, due 10/25/13(5),(9)		800,000	802,265
Total Norway corporate notes			1,290,822

Spain—0.28%
BBVA International Pref Uniperson, Series E
8.500%, due 10/21/14(11),(12)	EUR	50,000	73,417
BBVA Senior Finance SA
3.250%, due 04/23/15	EUR	100,000	137,905
Gas Natural Capital
4.125%, due 01/26/18	EUR	100,000	134,698
Iberdrola Finanzas SAU
4.125%, due 03/23/20	EUR	50,000	68,620
4.875%, due 03/04/14	EUR	150,000	220,502
Santander International Debt SA
3.500%, due 08/12/14	EUR	100,000	140,740
Santander Issuances
5.435%, due 10/24/17(8)	EUR	150,000	213,624
Telefonica Emisiones SAU
3.661%, due 09/18/17	EUR	50,000	68,914
4.375%, due 02/02/16	EUR	100,000	144,889

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – October 31, 2010 (unaudited)

Security description		Face amount (7)	Value ($)
Corporate notes—(continued)
Spain—(concluded)
5.580%, due 06/12/13	EUR	100,000	149,340
Total Spain corporate notes			1,352,649

Sweden—0.36%
Nordea Bank AB
3.750%, due 02/24/17	EUR	90,000	129,858
6.250%, due 09/10/18(8)	EUR	100,000	152,411
Sandvik AB
6.875%, due 02/25/14	EUR	50,000	78,558
Skandinaviska Enskilda Banken AB
2.500%, due 09/01/15	EUR	100,000	136,456
4.375%, due 05/29/12	EUR	60,000	86,509
9.250%, due 03/31/15(11),(12)	EUR	100,000	150,946
Stadshypotek AB
1.450%, due 09/30/13(10)		700,000	708,139
Svenska Handelsbanken AB
4.875%, due 03/25/14	EUR	90,000	135,091
TeliaSonera AB
3.875%, due 10/01/25		50,000	67,376
Volvo Treasury AB
9.875%, due 02/27/14		60,000	101,072
Total Sweden corporate notes			1,746,416

Switzerland—0.12%
Credit Suisse London
4.750%, due 08/05/19	EUR	130,000	194,586
5.125%, due 03/30/12	EUR	130,000	188,811
Transocean, Inc.
6.500%, due 11/15/20		200,000	222,871
Total Switzerland corporate notes			606,268

United Arab Emirates—0.04%
Dolphin Energy Ltd.
5.888%, due 06/15/19(10)		163,081	177,351

United Kingdom—1.84%
Anglian Water Services Financing PLC
4.625%, due 10/07/13	EUR	80,000	118,047
Anglo American Capital PLC
4.375%, due 12/02/16	EUR	60,000	88,100
9.375%, due 04/08/19(10)		250,000	340,743
Aviva PLC
5.250%, due 10/02/23(8)		110,000	156,160
Barclays Bank PLC
5.250%, due 05/27/14	EUR	100,000	150,538
6.000%, due 01/23/18	EUR	60,000	91,254
BP Capital Markets PLC
3.100%, due 10/07/14	EUR	80,000	111,268
3.875%, due 03/10/15		125,000	132,273
4.500%, due 10/01/20		75,000	77,687
5.250%, due 11/07/13		75,000	82,038
British Telecommunications PLC
6.125%, due 07/11/14	EUR	50,000	76,666

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – October 31, 2010 (unaudited)

Security description		Face amount (7)	Value ($)
Corporate notes—(continued)
United Kingdom—(continued)
Deutsche Bank AG London
0.100%, due 04/07/11(10),(13)	EGP	5,400,000	899,338
Experian Finance PLC
4.750%, due 02/04/20		50,000	72,441
Hammerson PLC
4.875%, due 06/19/15	EUR	60,000	86,754
HSBC Bank PLC
3.750%, due 11/30/16	EUR	100,000	146,124
HSBC Holdings PLC
6.000%, due 06/10/19	EUR	130,000	206,733
6.500%, due 09/15/37		250,000	268,346
Imperial Tobacco Finance PLC
7.250%, due 09/15/14	EUR	150,000	241,045
KBC Bank N.V.
0.320%, due 12/10/10		3,000,000	3,000,000
LBG Capital No.2 PLC, Series 22
15.000%, due 12/21/19	EUR	50,000	96,034
Legal & General Group PLC
4.000%, due 06/08/25(8)	EUR	50,000	65,589
Lloyds TSB Bank PLC
6.250%, due 04/15/14	EUR	160,000	243,200
6.500%, due 03/24/20	EUR	90,000	131,767
6.500%, due 09/14/20(10)		150,000	156,485
Mondi Finance Ltd.
5.750%, due 04/03/17	EUR	60,000	85,502
Nationwide Building Society
3.750%, due 01/20/15	EUR	50,000	70,197
6.750%, due 07/22/20	EUR	60,000	87,997
Rexam PLC
4.375%, due 03/15/13	EUR	110,000	158,366
Royal Bank of Scotland Group PLC
4.875%, due 08/25/14(10)		400,000	428,114
Royal Bank of Scotland PLC
4.875%, due 01/20/17	EUR	170,000	241,865
6.000%, due 05/10/13	EUR	90,000	131,930
SABMiller PLC
4.500%, due 01/20/15		50,000	73,733
Scottish & Southern Energy PLC
5.025%, due 10/01/15(11),(12)	EUR	50,000	68,847
6.125%, due 07/29/13	EUR	80,000	122,328
Tesco PLC
5.125%, due 04/10/47		50,000	74,946
United Utilities Water PLC
4.250%, due 01/24/20		50,000	71,917
Vodafone Group PLC
4.750%, due 06/14/16		80,000	121,648

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – October 31, 2010 (unaudited)

Security description		Face amount (7)	Value ($)
Corporate notes—(continued)
United Kingdom—(concluded)
WPP Finance (UK)
8.000%, due 09/15/14		200,000	238,240
Total United Kingdom corporate notes			9,014,260

United States—4.34%
Ally Financial, Inc.
6.875%, due 09/15/11		750,000	771,349
Altria Group, Inc.
9.700%, due 11/10/18		125,000	172,429
Anadarko Petroleum Corp.
6.375%, due 09/15/17		200,000	222,182
Anheuser-Busch InBev Worldwide, Inc.
7.750%, due 01/15/19(10)		250,000	323,289
ANZ Capital Trust II
5.360%, due 12/15/13(10),(12)		325,000	326,625
Arizona Public Service Co.
8.750%, due 03/01/19		300,000	391,021
Bank of America Corp.
4.000%, due 03/28/18(8)	EUR	50,000	66,912
4.750%, due 04/03/17	EUR	100,000	137,978
5.125%, due 09/26/14	EUR	100,000	143,646
BNP Paribas Capital Trust III
6.625%, due 10/23/11(11),(12)	EUR	100,000	139,876
Boston Scientific Corp.
4.500%, due 01/15/15		125,000	131,334
7.000%, due 11/15/35(14)		125,000	128,747
Capital One Bank USA N.A.
8.800%, due 07/15/19		250,000	317,102
Capital One Capital III
7.686%, due 08/15/36		100,000	101,500
Citigroup, Inc.
4.750%, due 05/31/17(8)	EUR	90,000	121,559
5.375%, due 08/09/20		275,000	289,429
7.375%, due 06/16/14	EUR	230,000	359,741
Comcast Holdings Corp.
10.625%, due 07/15/12		250,000	287,733
COX Communications, Inc.
6.250%, due 06/01/18(10)		375,000	433,100
Credit Suisse Group Finance (US)
3.625%, due 09/14/20(8)	EUR	90,000	125,982
CSC Holdings, Inc., Series B
7.625%, due 04/01/11		250,000	255,000
Darden Restaurants, Inc.
5.625%, due 10/15/12		225,000	243,154
DCP Midstream LLC
9.750%, due 03/15/19(10)		125,000	165,542
Developers Diversified Realty Corp.
7.500%, due 04/01/17		200,000	214,125
DIRECTV Holdings LLC/DIRECTV Financing Co. Ltd.
7.625%, due 05/15/16		500,000	560,000

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – October 31, 2010 (unaudited)

Security description		Face amount (7)	Value ($)
Corporate notes—(continued)
United States—(continued)
DISH DBS Corp.
7.125%, due 02/01/16		250,000	265,000
Dow Chemical Co.
7.600%, due 05/15/14		250,000	294,139
Energy Transfer Partners LP
5.950%, due 02/01/15		350,000	390,843
Enterprise Products Operating LLC
6.650%, due 04/15/18		425,000	504,660
8.375%, due 08/01/66(8)		200,000	211,000
First Niagara Financial Group, Inc.
6.750%, due 03/19/20		150,000	163,766
Fiserv, Inc.
6.125%, due 11/20/12		69,000	75,203
Freeport-McMoRan Copper & Gold, Inc.
8.375%, due 04/01/17		250,000	282,812
GE Capital Trust II
5.500%, due 09/15/67(8)	EUR	50,000	61,866
HCA, Inc.
7.875%, due 02/15/20		125,000	138,438
Hospira, Inc.
5.600%, due 09/15/40		100,000	99,705
HSBC Bank USA N.A.
4.875%, due 08/24/20		250,000	259,745
6.000%, due 08/15/40(11)	BRL	490,000	580,411
HSBC Finance Corp.
3.750%, due 11/04/15	EUR	100,000	141,688
Huntington National Bank
0.697%, due 06/01/12(8)		700,000	704,992
HVB Funding Trust VIII
7.055%, due 03/28/12(11),(12)	EUR	55,000	75,975
International Paper Co.
7.950%, due 06/15/18		75,000	91,704
JP Morgan Chase & Co.
6.125%, due 04/01/14	EUR	200,000	307,353
JP Morgan Chase Bank N.A.
4.625%, due 05/31/17(8)	EUR	150,000	211,440
JP Morgan Chase Capital XX, Series T
6.550%, due 09/29/36		150,000	145,499
Kraft Foods, Inc.
6.250%, due 03/20/15	EUR	50,000	79,169
6.500%, due 02/09/40		175,000	200,578
Liberty Property LP
4.750%, due 10/01/20		200,000	206,125
Merrill Lynch & Co., Inc.
4.625%, due 09/14/18	EUR	50,000	66,638
4.875%, due 05/30/14	EUR	100,000	142,097
MetLife Capital Trust X
9.250%, due 04/08/38(8),(10)		300,000	361,500
MetLife Global Funding I
4.625%, due 05/16/17	EUR	50,000	73,490
Morgan Stanley

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – October 31, 2010 (unaudited)

Security description		Face amount (7)	Value ($)
Corporate notes—(continued)
United States—(continued)
4.000%, due 11/17/15	EUR	170,000	235,555
5.500%, due 07/24/20		500,000	520,349
Nevada Power Co.
6.500%, due 05/15/18		375,000	451,295
Nisource Finance Corp.
10.750%, due 03/15/16		150,000	201,111
Northwestern Mutual Life Insurance
6.063%, due 03/30/40(10)		325,000	359,280
Pemex Project Funding Master Trust
6.375%, due 08/05/16	EUR	80,000	123,592
PNC Bank N.A.
6.875%, due 04/01/18		200,000	234,897
Progress Energy, Inc.
7.050%, due 03/15/19		300,000	371,390
ProLogis
1.875%, due 11/15/37		175,000	172,813
Prudential Financial, Inc.
3.875%, due 01/14/15		400,000	422,222
Prudential Financial, Inc. MTN
6.000%, due 12/01/17		250,000	282,053
Puget Sound Energy, Inc., Series A
6.974%, due 06/01/67(8)		150,000	144,597
Qwest Corp.
8.375%, due 05/01/16		200,000	241,000
Rensselaer Polytechnic Institute
5.600%, due 09/01/20		375,000	411,821
Reynolds Group Issuance/Reynold
7.750%, due 10/15/16	EUR	60,000	87,266
Roche Holdings, Inc.
6.500%, due 03/04/21	EUR	260,000	453,815
Simon Property Group LP
10.350%, due 04/01/19		500,000	706,795
SLM Corp.
3.125%, due 09/17/12	EUR	50,000	66,491
Sprint Capital Corp.
8.375%, due 03/15/12		125,000	133,594
Swiss Re Treasury (US)
7.000%, due 05/19/14	EUR	50,000	79,444
Tennessee Gas Pipeline
8.000%, due 02/01/16		225,000	270,000
8.375%, due 06/15/32		350,000	414,288
Transatlantic Holdings, Inc.
8.000%, due 11/30/39		175,000	182,053
US Central Federal Credit Union
1.900%, due 10/19/12		400,000	410,547
Wachovia Corp.
4.375%, due 08/01/16	EUR	300,000	436,385
4.375%, due 11/27/18	EUR	50,000	71,554
Wal-Mart Stores, Inc.
4.875%, due 09/21/29	EUR	60,000	93,081

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – October 31, 2010 (unaudited)

Security description		Face amount (7)	Value ($)
Corporate notes—(concluded)
United States—(concluded)
Western Corporate Federal Credit Union
1.750% , due 11/02/12		200,000	204,679
Whirlpool Corp.
8.600%, due 05/01/14		100,000	119,062
Williams Partners LP
5.250%, due 03/15/20		100,000	109,239
ZFS Finance USA Trust I
6.150%, due 12/15/65(8),(10)		550,000	542,437
Zurich Finance (USA), Inc.
5.750%, due 10/02/23(8)	EUR	80,000	117,356
Total United States corporate notes			21,235,252
Total corporate notes (cost—$61,309,519)			64,944,017

Municipal bonds and notes—0.55%
United States—0.55%
California (Build America Bonds)
7.500%, due 04/01/34		325,000	340,090
7.550%, due 04/01/39		225,000	235,858
7.625%, due 03/01/40		375,000	395,730
Illinois (Build America Bonds)
7.350%, due 07/01/35		225,000	230,666
Pennsylvania Higher Education Assistance Agency Student Loan Revenue, Series 2, Class A-1
0.888%, due 04/25/19(8)		507,722	508,834
South Carolina Student Loan Corp. Education Loan Revenue, Series A-1
0.397%, due 12/03/18(8)		1,000,000	990,253
Total municipal bonds and notes (cost—$2,625,211)			2,701,431

Non-US government obligations—1.07%
Argentina—0.04%
Argentina Government Bond
0.037%, due 12/15/35(15)	EUR	1,290,000	209,167

Australia—0.32%
Australia Government Bond
4.000%, due 08/20/15	AUD	950,000	1,564,655

France—0.12%
Caisse d’Amortissement de la Dette Sociale
2.625%, due 02/21/11		600,000	603,206

Greece—0.11%
Hellenic Republic Government Bond
2.300%, due 07/25/30	EUR	235,378	161,736

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – October 31, 2010 (unaudited)

Security description		Face amount (7)	Value ($)
Non-US government obligations—(concluded)
Greece—(concluded)
4.500%, due 09/20/37	EUR	510,000	394,261
Total Greece			555,997

Mexico—0.26%
Mexican Bonos
9.000%, due 12/20/12	MXN	10,790,000	949,428
Mexican Bonos Desarr
10.000%, due 12/05/24	MXN	2,768,200	301,698
Total Mexico			1,251,126

Qatar—0.18%
State of Qatar
5.250%, due 01/20/20(10)		800,000	876,800

Venezuela—0.04%
Bolivarian Republic of Venezuela
8.250%, due 10/13/24		30,000	19,425
9.000%, due 05/07/23		60,000	41,250
Venezuela Republic Government Bond
5.750%, due 02/26/16		150,000	107,250
Total Venezuela			167,925
Total non-US government obligations (cost—$4,996,601)			5,228,876

Time deposits—4.75%
BNP Paribas
0.190%, due 11/01/10		3,802,237	3,802,237
Danske Bank
0.200%, due 11/01/10		3,812,402	3,812,402
ING Bank N.V.
0.180%, due 11/01/10		4,362,271	4,362,271
Rabobank Nederland N.V.
0.160%, due 11/01/10		7,277,862	7,277,862
Societe Generale, Cayman Islands
0.210%, due 11/01/10		4,000,030	4,000,030
Total time deposits (cost—$23,254,802)			23,254,802

Certificate of deposit—0.61%
Banking-non-US—0.61%
Dexia Bank Belgium SA
0.440%, due 11/22/10 (cost—$3,000,000)	3,000,000	3,000,000

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – October 31, 2010 (unaudited)

Security description	Face amount (7)	Value ($)
Short-term US government obligations(16)—19.31%
US Treasury Bills
0.220%, due 11/12/10	54,050,000	54,046,367
0.138%, due 11/18/10	13,000,000	12,999,156
0.140%, due 11/18/10	5,000,000	4,999,669
0.133%, due 11/26/10(1)	4,500,000	4,499,586
0.133%, due 11/26/10	6,953,000	6,952,360
0.150%, due 12/30/10(1)	8,000,000	7,998,033
0.195%, due 01/06/11	3,000,000	2,998,928
Total short-term US government obligations (cost—$94,494,099)		94,494,099

Repurchase agreement—8.85%
Repurchase agreement dated 10/29/10 with State Street Bank & Trust Co., 0.010% due 11/01/10, collateralized by $41,908,550, US Treasury Notes, 1.375% to 2.500% due 05/15/13 to 05/31/15; (value—$44,162,037); proceeds: $43,295,036 (cost—$43,295,000)	43,295,000	43,295,000

	Number of contracts/ Notional amount
Options*—0.30%
Call options purchased—0.13%
CBOE SPX Volitility Index, strike @ USD 25, expires 11/17/10	135	8,775
CBOE SPX Volitility Index, strike @ USD 32.5, expires 11/17/10	158	3,950
GBP Call/EUR Put, strike @ EUR 1.33, expires 11/07/11	7,800,000	99,117
GBP Call/ZAR Put, strike @ ZAR 13.7, expires 10/19/11	3,700,000	118,246
S&P 500 Index, strike @ 1,350, expires 01/22/11	106	13,780
USD Call/JPY Put, strike @ 94, expires 08/15/13	11,700,000	372,447
Total call options purchased		616,315

Put options purchased—0.17%
GBP Put/EUR Call, strike @ EUR 1.19, expires 11/07/11	7,800,000	796,602
S&P 500 Index, strike @ 1,125, expires 12/18/10	18	28,800
S&P 500 Index, strike @ 825, expires 12/18/10	168	8,400
Total put options purchased		833,802
Total options (cost—$1,861,600)		1,450,117
Total investments before investments sold short (cost—$477,073,301)—100.94%		493,965,634

	Number of shares
Investments sold short—(4.33)%
Common stocks—(4.33)%
Australia—(0.62)%
Alumina Ltd.	(639,059)	(1,270,760)
CSR Ltd.	(152,912)	(272,609)

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – October 31, 2010 (unaudited)

Security description	Number of shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Australia—(concluded)
Paladin Energy Ltd.	(368,699)	(1,480,752)
Total Australia common stocks		(3,024,121)

Canada—(0.44)%
Barrick Gold Corp.	(2,400)	(115,588)
Ivanhoe Mines Ltd.	(50,900)	(1,218,725)
Progress Energy Resources Corp.	(79,600)	(845,248)
Total Canada common stocks		(2,179,561)

Cayman Islands—(0.02)%
Sands China Ltd.	(48,400)	(105,526)

Denmark—(0.18)%
Vestas Wind Systems A/S	(27,947)	(891,909)

Finland—(0.04)%
Rautaruukki OYJ	(9,367)	(186,038)

Hong Kong—(0.07)%
Sun Hung Kai Properties Ltd.	(19,000)	(325,522)

Isle Of Man—0.00%
Genting Singapore PLC	(10,000)	(16,766)

Japan—(1.19)%
Advantest Corp.	(54,700)	(1,040,707)
Daiwa Securities Group, Inc.	(220,000)	(896,732)
Japan Steel Works Ltd.	(26,000)	(247,819)
Mitsubishi Motors Corp.	(787,000)	(938,884)
Mizuho Trust & Banking Co. Ltd.	(394,000)	(352,529)
MS&AD Insurance Group Holdings, Inc.	(27,600)	(662,990)
Nomura Holdings, Inc.	(176,300)	(915,787)
NTT Urban Development Corp.	(807)	(740,109)
Toshiba Corp.	(2,000)	(10,016)
Total Japan common stocks		(5,805,573)

Norway—(0.20)%
Renewable Energy Corp. ASA	(278,557)	(968,857)

Sweden—(0.02)%
Modern Times Group, B Shares	(1,468)	(105,293)

Switzerland—(0.02)%
Weatherford International Ltd.	(6,200)	(104,222)

United Kingdom—(0.55)%
Cairn Energy PLC	(149,269)	(923,001)
Lonmin PLC	(12,105)	(339,244)
Prudential PLC	(1,287)	(13,002)
Tullow Oil PLC	(74,359)	(1,411,918)
Total United Kingdom common stocks		(2,687,165)

United States—(0.98)%
Boston Scientific Corp.	(113,900)	(726,682)
Human Genome Sciences, Inc.	(14,200)	(381,696)
Level 3 Communications, Inc.	(92,600)	(89,609)

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – October 31, 2010 (unaudited)

Security description	Number of shares	Value ($)
Investments sold short—(concluded)
Common stocks—(concluded)
United States—(concluded)
MEMC Electronic Materials, Inc.	(37,000)	(474,340)
NVIDIA Corp.	(102,400)	(1,231,872)
Range Resources Corp.	(10,200)	(381,378)
Vertex Pharmaceuticals, Inc.	(39,100)	(1,498,703)
Total United States common stocks		(4,784,280)
Total investments sold short (proceeds—$20,106,755)—(4.33)%		(21,184,833)
Other assets in excess of liabilities—3.39%		16,582,203
Net assets—100.00%		489,363,004

Aggregate cost for federal income tax purposes before investments sold short, which was substantially the same for book purposes, was $477,073,301; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$23,164,875
Gross unrealized depreciation	(6,272,542)
Net unrealized appreciation	$16,892,333

*	Non-income producing security.
**

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

(1)	Security, or portion thereof, pledged as collateral for investments sold short, written options and futures.
(2)	Security is traded on the Toronto Stock Exchange.
(3)	Security is traded on the New York Stock Exchange.
(4)	Security is traded on the NASDAQ Exchange.
(5)	Illiquid securities representing 1.22% of net assets as of October 31, 2010.
(6)	Security is being fair valued by a valuation committee under the direction of the board of trustees.
(7)	In US Dollars unless otherwise indicated.
(8)	Floating rate security. The interest rate shown is the current rate as of October 31, 2010.
(9)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 1.04% of net assets as of July 31, 2010, are considered illiquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(10)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 3.53% of net assets as of October 31, 2010, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(11)	Variable rate security. The interest rate shown is the current rate as of October 31, 2010, and resets at the next call date.
(12)	Perpetual bond security. The maturity date reflects the next call date.
(13)	Zero coupon Bond. The interest rate represents annualized yield at date of purchase.
(14)	Step bond that converts to the noted fixed rate at a designated future date.
(15)	GDP-linked bond.
(16)	Rate shown is the discount rate at date of purchase.

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – October 31, 2010 (unaudited)

ADR	American Depositary Receipt
ADS	American Depositary Shares
ARM	Adjustable Rate Mortgage-The interest rate shown is the current rate as of October 31, 2010.
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
DKK	Danish Krone
EGP	Egyptian Pound
EUR	Euro
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GBP	Great Britain Pound
GDR	Global Depositary Receipt
GMAC	General Motors Acceptance Corporation
JPY	Japanese Yen
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
MXN	Mexican Peso
NZD	New Zealand Dollars
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SDR	Special Drawing Rights
SPDR	Standard & Poor’s Depository Receipts
TBA

(To Be Announced) Security is purchased on a forward commitment basis with an approximate principal amount (generally +/- 1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

TIPS

Treasury inflation protected securities (“TIPS”) are debt securities issued by the US Treasury whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates than typical US Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury bond of the same maturity.

TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – October 31, 2010 (unaudited)

Written options

Number of
contracts/			Pay/receive				Unrealized
Notional			floating	Expiration	Premiums	Current	appreciation
amount	Call options written	Counterparty	rate	dates	received ($)	value ($)	(depreciation) ($)
135	CBOE SPX Volitility Index, strike @ 30	N/A	N/A	11/17/10	6,570	(4,725)	1,845
129	DJ Euro Stoxx 50 Index, strike @ 3,200	N/A	N/A	12/17/10	17,564	(5,387)	12,177
42	FTSE 100 Index, strike @ 5,600	N/A	N/A	12/17/10	70,028	(119,792)	(49,764)
7,800,000	GBP Call/EUR Put, strike @ EUR 1.33	N/A	N/A	11/07/11	90,594	(99,117)	(8,523)
3,700,000	GBP Call/ZAR Put, strike @ ZAR 13.7	N/A	N/A	10/19/11	91,477	(118,246)	(26,769)
82	S&P 500 Index, strike @ 1,200	N/A	N/A	12/18/10	110,700	(190,240)	(79,540)
106	S&P 500 Index, strike @ 1,250	N/A	N/A	01/22/11	145,499	(148,400)	(2,901)
2,500,000	USD 3 Month LIBOR(17) Interest Rate Swap, strike @ 1.64%	Deutsche Bank AG	Receive	04/19/11	26,375	(22,321)	4,054	(5)
3,400,000	USD 3 Month LIBOR(17) Interest Rate Swap, strike @ 2.765%	Deutsche Bank AG	Receive	04/20/11	80,410	(64,439)	15,971	(5)
					639,217	(772,667)	(133,450)

	Put options written
7,800,000	GBP Put/EUR Call, strike @ EUR 1.19	N/A	N/A	11/07/11	470,464	(796,602)	(326,138)
84	S&P 500 Index, strike @ 1,075	N/A	N/A	12/18/10	226,825	(68,040)	158,785
2,500,000	USD 3 Month LIBOR(17) Interest Rate Swap, strike @ 1.64%	Deutsche Bank AG	Pay	04/19/11	26,375	(32,457)	(6,082	)(5)
3,400,000	USD 3 Month LIBOR(17) Interest Rate Swap, strike @ 2.765%	Deutsche Bank AG	Pay	04/20/11	80,410	(105,183)	(24,773	)(5)
11,700,000	USD Put/JPY Call, strike @ JPY 75	N/A	N/A	08/15/13	592,605	(857,037)	(264,432)
					1,396,679	(1,859,319)	(462,640)
					2,035,896	(2,631,986)	(596,090)

(17)	3 Month LIBOR (USD on London Interbank Offered Rate) at October 31, 2010 was 0.286%.

LIBOR	London Interbank Offered Rate
N/A	Not applicable.

Currency type abbreviations:
EUR	Euro
GBP	Great Britain Pound
JPY	Japanese Yen
USD	United States Dollar
ZAR	South African Rand

Written option activity for the three months ended October 31, 2010 was as follows:

	Number of
	contracts/	Premiums
	Notional amount	received ($)
Options outstanding at July 31, 2010	224	269,063
Options written	60,201,245	4,289,240
Options terminated in closing purchase transactions	(17,400,847)	(2,487,869)
Options expired prior to exercise	(44)	(34,538)
Options outstanding at October 31, 2010	42,800,578	2,035,896

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – October 31, 2010 (unaudited)

Futures contracts

						Unrealized
Number of			Expiration		Current	appreciation
contracts	Currency	Buy contracts	dates	Cost ($)	value ($)	(depreciation) ($)
9	AUD	ASX SPI 200 Index Futures	December 2010	1,031,089	1,024,872	(6,217)
300	AUD	Australian Treasury Bond 10 Year Futures	December 2010	31,564,111	31,151,874	(412,237)
2	AUD	Australian Treasury Bond 3 Year Futures	December 2010	201,982	201,934	(48)
11	CAD	S&P TSE 60 Index Futures	December 2010	1,521,608	1,571,305	49,697
21	EUR	AEX Index Futures	November 2010	1,975,393	1,963,470	(11,923)
53	EUR	CAC 40 Index Futures	November 2010	2,798,661	2,809,941	11,280
22	EUR	DAX Index Futures	December 2010	4,936,860	5,060,245	123,385
129	EUR	DJ Euro Stoxx 50 Index Futures	December 2010	4,988,370	5,090,246	101,876
22	EUR	FTSE MIB Index Futures	December 2010	3,167,402	3,269,074	101,672
224	EUR	German Euro Bund Futures	December 2010	40,435,850	40,234,171	(201,679)
26	EUR	IBEX 35 Index Futures	November 2010	3,801,820	3,872,124	70,304
87	GBP	FTSE 100 Index Futures	December 2010	7,715,758	7,874,203	158,445
1	GBP	FTSE 250 Index Futures	December 2010	164,248	172,998	8,750
11	HKD	Hang Seng Index Futures	November 2010	1,661,000	1,629,858	(31,142)
1	JPY	Japan Government Bond 10 Year Futures TSE	December 2010	1,756,934	1,777,778	20,844
193	JPY	Japan Government Bond 10 Year Mini Futures SGX	December 2010	33,935,309	34,318,299	382,990
74	JPY	TOPIX Index Futures	December 2010	7,496,152	7,404,594	(91,558)
1	KRW	KOSPI 200 Index Futures	December 2010	110,020	107,598	(2,422)
15	USD	90 Day Euro Dollar Futures	November 2010	3,735,596	3,739,031	3,435
21	USD	90 Day Euro Dollar Futures	December 2010	5,231,581	5,232,937	1,356
21	USD	90 Day Euro Dollar Futures	March 2011	5,228,570	5,230,838	2,268
5	USD	90 Day Euro Dollar Futures	June 2011	1,244,689	1,245,000	311
5	USD	90 Day Euro Dollar Futures	September 2011	1,243,752	1,244,250	498
114	USD	NASDAQ 100 E-Mini Index Futures	December 2010	4,342,197	4,838,160	495,963
346	USD	S&P 500 E-Mini Index Futures	December 2010	19,438,584	20,408,810	970,226
150	USD	Ultra Long-Term US Treasury Bond Futures	December 2010	21,438,015	20,226,563	(1,211,452)
5	USD	US Treasury Bond 30 Year Futures	December 2010	659,761	654,688	(5,073)
455	USD	US Treasury Note 10 Year Futures	December 2010	57,441,336	57,457,969	16,633
5	USD	US Treasury Note 2 Year Futures	December 2010	1,098,605	1,099,922	1,317
				270,365,253	270,912,752	547,499

		Sale contracts		Proceeds ($)
22	AUD	ASX SPI 200 Index Futures	December 2010	2,495,647	2,505,245	(9,598)
405	AUD	Australian Treasury Bond 10 Year Futures	December 2010	42,242,638	42,055,030	187,608

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – October 31, 2010 (unaudited)

						Unrealized
Number of			Expiration		Current	appreciation
contracts	Currency	Sale contracts	dates	Proceeds ($)	value ($)	(depreciation) ($)
427	CAD	Canadian Government Bond 10 Year Futures	December 2010	52,766,923	53,043,504	(276,581)
4	CAD	S&P TSE 60 Index Futures	December 2010	552,568	571,384	(18,816)
10	CHF	Swiss Market Index Futures	December 2010	653,894	658,668	(4,774)
67	EUR	DJ Euro Stoxx 50 Index Futures	December 2010	2,565,684	2,643,771	(78,087)
2	EUR	FTSE MIB Index Futures	December 2010	299,562	297,189	2,373
5	EUR	German Euro BOBL Futures	December 2010	838,250	831,438	6,812
20	EUR	German Euro Bund Futures	December 2010	3,610,010	3,592,336	17,674
13	EUR	German Euro Buxl Futures	December 2010	2,122,849	2,098,138	24,711
2	EUR	German Euro Schatz Futures	December 2010	302,707	302,512	195
249	GBP	United Kingdom Long Gilt 10 Year Futures	December 2010	49,703,854	49,109,772	594,082
15	HKD	Hang Seng Index Futures	November 2010	2,263,606	2,222,534	41,072
19	JPY	Japan Government Bond 10 Year Futures	December 2010	33,275,038	33,777,778	(502,740)
12	JPY	NIKKEI 225 Index Futures	December 2010	1,402,093	1,369,088	33,005
34	JPY	TOPIX Index Futures	December 2010	3,463,546	3,402,110	61,436
37	SEK	OMX 30 Index Futures	November 2010	605,198	600,553	4,645
6	SGD	MSCI Singapore Index Futures SGX	November 2010	346,443	342,592	3,851
6	USD	90 Day Euro Dollar Futures	December 2010	1,493,387	1,495,125	(1,738)
18	USD	90 Day Euro Dollar Futures	March 2011	4,467,582	4,483,575	(15,993)
18	USD	90 Day Euro Dollar Futures	June 2011	4,461,707	4,482,000	(20,293)
35	USD	90 Day Euro Dollar Futures	September 2011	8,645,927	8,709,750	(63,823)
11	USD	90 Day Euro Dollar Futures	December 2011	2,725,469	2,735,288	(9,819)
11	USD	90 Day Euro Dollar Futures	March 2012	2,720,753	2,732,950	(12,197)
5	USD	90 Day Euro Dollar Futures	June 2012	1,238,860	1,240,938	(2,078)
5	USD	90 Day Euro Dollar Futures	September 2012	1,237,098	1,239,438	(2,340)
4	USD	90 Day Euro Dollar Futures	December 2012	987,100	989,950	(2,850)
4	USD	90 Day Euro Dollar Futures	March 2013	985,513	988,200	(2,687)
3	USD	90 Day Euro Dollar Futures	June 2013	737,616	739,575	(1,959)
3	USD	90 Day Euro Dollar Futures	September 2013	736,141	737,888	(1,747)
3	USD	90 Day Euro Dollar Futures	December 2013	734,791	736,050	(1,259)
3	USD	90 Day Euro Dollar Futures	March 2014	733,428	734,325	(897)
3	USD	90 Day Euro Dollar Futures	June 2014	731,966	732,488	(522)
3	USD	90 Day Euro Dollar Futures	September 2014	730,429	730,688	(259)
2	USD	90 Day Euro Dollar Futures	December 2014	485,994	485,950	44
2	USD	90 Day Euro Dollar Futures	March 2015	485,144	484,950	194
2	USD	90 Day Euro Dollar Futures	June 2015	484,282	483,950	332
2	USD	90 Day Euro Dollar Futures	September 2015	483,482	483,025	457
15	USD	MSCI Taiwan Index Futures	November 2010	431,647	440,850	(9,203)
186	USD	Russell 2000 Mini Index Futures	December 2010	11,918,047	13,060,920	(1,142,873)
10	USD	S&P 500 E-Mini Index Futures	December 2010	552,395	589,850	(37,455)

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – October 31, 2010 (unaudited)

						Unrealized
Number of			Expiration		Current	appreciation
contracts	Currency	Sale contracts	dates	Proceeds ($)	value ($)	(depreciation) ($)
13	USD	Ultra Long-Term US Treasury Bond Futures	December 2010	1,815,022	1,752,969	62,053
37	USD	US Treasury Bond 30 Year Futures	December 2010	4,850,630	4,844,688	5,942
162	USD	US Treasury Note 10 Year Futures	December 2010	20,457,166	20,457,563	(397)
279	USD	US Treasury Note 2 Year Futures	December 2010	61,197,538	61,375,641	(178,103)
31	USD	US Treasury Note 5 Year Futures	December 2010	3,754,867	3,768,922	(14,055)
				339,794,491	341,161,148	(1,366,657)
						(819,158)

Currency type abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Great Britain Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	South Korean Won
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – October 31, 2010 (unaudited)

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity dates	Unrealized appreciation (depreciation) ($)
Bank of America N.A.	AUD	1,515,000	USD	1,408,665	12/15/10	(67,717)
Bank of America N.A.	AUD	245,000	USD	238,601	01/25/11	1,042
Bank of America N.A.	CAD	435,000	USD	421,502	12/15/10	(4,573)
Bank of America N.A.	CHF	464,000	USD	484,950	01/25/11	13,119
Bank of America N.A.	GBP	545,000	USD	841,028	12/15/10	(31,968)
Bank of America N.A.	JPY	166,300,000	USD	1,988,782	12/15/10	(78,625)
Bank of America N.A.	NZD	785,000	USD	568,374	12/15/10	(28,005)
Bank of America N.A.	SEK	1,960,000	USD	276,099	12/15/10	(16,935)
Bank of America N.A.	SGD	1,135,000	USD	851,462	12/15/10	(25,497)
Bank of America N.A.	USD	1,543,376	AUD	1,690,000	12/15/10	103,546
Bank of America N.A.	USD	139,921	CAD	145,000	12/15/10	2,104
Bank of America N.A.	USD	2,235,911	JPY	189,900,000	12/15/10	124,887
Bank of America N.A.	USD	6,544	NOK	40,000	12/15/10	271
Bank of America N.A.	USD	145,740	NZD	200,000	12/15/10	6,203
Bank of America N.A.	USD	680,341	NZD	904,000	01/25/11	4,145
Bank of America N.A.	USD	1,108,877	SEK	7,501,000	01/25/11	10,914
Bank of America N.A.	USD	284,112	SGD	380,000	12/15/10	9,495
Barclays Bank PLC Wholesale	AUD	160,000	USD	155,592	12/15/10	(330)
Barclays Bank PLC Wholesale	CAD	155,000	USD	151,937	12/15/10	117
Barclays Bank PLC Wholesale	CHF	860,000	USD	850,657	12/15/10	(23,590)
Barclays Bank PLC Wholesale	EUR	1,590,000	USD	2,201,195	12/15/10	(10,594)
Barclays Bank PLC Wholesale	GBP	180,000	USD	278,989	12/15/10	(9,340)
Barclays Bank PLC Wholesale	GBP	435,000	USD	684,592	01/25/11	(11,951)
Barclays Bank PLC Wholesale	JPY	12,500,000	USD	155,214	12/15/10	(184)
Barclays Bank PLC Wholesale	NOK	1,800,000	USD	302,343	12/15/10	(4,322)
Barclays Bank PLC Wholesale	NZD	200,000	USD	148,763	12/15/10	(3,181)
Barclays Bank PLC Wholesale	SEK	4,110,000	USD	601,180	12/15/10	(13,296)

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – October 31, 2010 (unaudited)

Forward foreign currency contracts – (continued)

Counterparty	Contracts to deliver		In exchange for		Maturity dates	Unrealized appreciation (depreciation) ($)
Barclays Bank PLC Wholesale	SGD	400,000	USD	306,000	12/15/10	(3,061)
Barclays Bank PLC Wholesale	TWD	33,794,000	USD	1,103,297	01/12/11	(1,588)
Barclays Bank PLC Wholesale	USD	157,847	CHF	155,000	12/15/10	(280)
Barclays Bank PLC Wholesale	USD	416,528	EUR	320,000	12/15/10	28,612
Barclays Bank PLC Wholesale	USD	304,340	GBP	190,000	12/15/10	7
Barclays Bank PLC Wholesale	USD	28,328	GBP	18,000	01/25/11	495
Barclays Bank PLC Wholesale	USD	152,989	JPY	12,600,000	12/15/10	3,652
Barclays Bank PLC Wholesale	USD	154,718	NOK	910,000	12/15/10	318
Barclays Bank PLC Wholesale	USD	300,196	NZD	395,000	12/15/10	(108)
Barclays Bank PLC Wholesale	USD	554,244	SEK	3,880,000	12/15/10	25,844
Barclays Bank PLC Wholesale	USD	305,437	SGD	395,000	12/15/10	(240)
Barclays Bank PLC Wholesale	USD	1,112,011	TWD	33,794,000	01/12/11	(7,125)
Barclays Capital, Inc.	GBP	190,037	USD	300,000	01/11/11	(4,336)
BNP Paribas	AUD	1,800,000	USD	1,595,185	11/15/10	(165,269)
BNP Paribas	CHF	1,600,000	USD	1,523,672	11/15/10	(102,434)
BNP Paribas	DKK	1,200,000	USD	206,768	11/15/10	(17,164)
BNP Paribas	EUR	22,100,000	USD	28,377,947	11/15/10	(2,376,141)
BNP Paribas	EUR	2,162,427	USD	3,000,000	02/22/11	(4,891)
BNP Paribas	EUR	2,162,661	USD	3,000,000	02/28/11	(4,899)
BNP Paribas	HKD	3,900,000	USD	502,304	11/15/10	(884)
BNP Paribas	JPY	385,000,000	USD	4,482,994	11/15/10	(301,882)
BNP Paribas	SGD	450,000	USD	330,454	11/15/10	(17,228)
BNP Paribas	USD	412,627	EUR	325,000	12/15/10	39,469
Brown Brothers Harriman & Co.	EUR	755,000	USD	984,769	12/15/10	(65,483)
Brown Brothers Harriman & Co.	GBP	180,000	USD	281,329	12/15/10	(7,000)
Brown Brothers Harriman & Co.	NOK	4,280,000	USD	698,970	12/15/10	(30,212)
Brown Brothers Harriman & Co.	SEK	7,940,000	USD	1,123,357	12/15/10	(63,732)
Citibank N.A.	AUD	254,000	USD	247,765	01/25/11	1,480
Citibank N.A.	CAD	165,000	USD	159,533	01/25/11	(1,915)
Citibank N.A.	CHF	5,000	USD	5,175	12/15/10	92
Citibank N.A.	EUR	235,000	USD	324,923	12/15/10	(1,977)
Citibank N.A.	GBP	95,000	USD	150,918	12/15/10	(1,256)
Citibank N.A.	JPY	100,000	USD	1,202	12/15/10	(41)
Citibank N.A.	JPY	565,042,000	USD	6,966,624	01/25/11	(61,001)
Citibank N.A.	NOK	930,000	USD	159,191	12/15/10	748
Citibank N.A.	NZD	5,000	USD	3,722	12/15/10	(77)
Citibank N.A.	SEK	1,110,000	USD	165,178	12/15/10	(775)

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – October 31, 2010 (unaudited)

Forward foreign currency contracts – (continued)

Counterparty	Contracts to deliver		In exchange for		Maturity dates	Unrealized appreciation (depreciation) ($)
Citibank N.A.	SGD	190,000	USD	141,770	12/15/10	(5,034)
Citibank N.A.	USD	452,055	AUD	470,000	12/15/10	5,964
Citibank N.A.	USD	245,046	AUD	255,000	01/25/11	2,209
Citibank N.A.	USD	135,533	JPY	11,400,000	12/15/10	6,190
Citibank N.A.	USD	137,170	NZD	190,000	12/15/10	7,176
Citibank N.A.	USD	458,290	SGD	600,000	12/15/10	5,301
Credit Suisse London Branch	CAD	295,000	USD	286,557	12/15/10	(2,391)
Credit Suisse London Branch	EUR	110,000	USD	141,521	12/15/10	(11,496)
Credit Suisse London Branch	USD	2,127,019	AUD	2,167,000	01/25/11	(25,836)
Credit Suisse London Branch	USD	2,539,642	CHF	2,570,000	12/15/10	72,932
Credit Suisse London Branch	USD	384,038	NOK	2,300,000	12/15/10	7,811
Credit Suisse London Branch	USD	113,352	NZD	155,000	12/15/10	4,405
Credit Suisse London Branch	USD	135,538	SEK	970,000	12/15/10	9,484
Deutsche Bank AG London	CHF	705,000	USD	696,023	12/15/10	(20,656)
Deutsche Bank AG London	CNY	4,250,000	USD	660,194	03/30/12	4,823
Deutsche Bank AG London	GBP	180,000	USD	281,075	12/15/10	(7,254)
Deutsche Bank AG London	USD	224,113	AUD	235,000	12/15/10	4,897
Deutsche Bank AG London	USD	58,335	CAD	60,000	12/15/10	434
Deutsche Bank AG London	USD	2,449,811	CAD	2,526,000	12/16/10	24,305
Deutsche Bank AG London	USD	30,538	CHF	30,000	12/15/10	(41)
Deutsche Bank AG London	USD	1,438,846	CNY	9,223,000	03/30/12	(16,613)
Deutsche Bank AG London	USD	820,425	EUR	625,000	12/15/10	48,989
Deutsche Bank AG London	USD	4,640,970	EUR	3,608,000	12/17/10	377,844
Deutsche Bank AG London	USD	31,687	GBP	20,000	12/15/10	349
Deutsche Bank AG London	USD	3,930,456	GBP	2,549,000	12/17/10	152,535
Deutsche Bank AG London	USD	346,214	NOK	2,150,000	12/15/10	20,080
Deutsche Bank AG London	USD	419,113	SEK	2,960,000	12/15/10	23,429
Deutsche Bank AG London	USD	1,108,304	SEK	7,501,000	01/25/11	11,487
Goldman Sachs International	AUD	315,000	USD	285,963	12/15/10	(21,007)
Goldman Sachs International	CHF	145,000	USD	151,710	12/15/10	4,308

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – October 31, 2010 (unaudited)

Forward foreign currency contracts – (continued)

Counterparty	Contracts to deliver		In exchange for		Maturity dates	Unrealized appreciation (depreciation) ($)
Goldman Sachs International	EUR	110,000	USD	153,772	12/15/10	755
Goldman Sachs International	GBP	95,000	USD	151,222	12/15/10	(952)
Goldman Sachs International	GBP	865,000	USD	1,357,842	01/25/11	(27,239)
Goldman Sachs International	JPY	12,500,000	USD	154,001	12/15/10	(1,396)
Goldman Sachs International	NOK	1,760,000	USD	301,509	12/15/10	1,659
Goldman Sachs International	NZD	395,000	USD	283,112	12/15/10	(16,976)
Goldman Sachs International	SEK	990,000	USD	148,943	12/15/10	930
Goldman Sachs International	SGD	195,000	USD	150,192	12/15/10	(475)
Goldman Sachs International	USD	152,793	AUD	155,000	12/15/10	(1,744)
Goldman Sachs International	USD	274,482	CAD	285,000	12/15/10	4,671
Goldman Sachs International	USD	1,357,932	CHF	1,317,000	01/25/11	(18,705)
Goldman Sachs International	USD	1,368,900	EUR	993,000	01/25/11	11,613
Goldman Sachs International	USD	3,522,344	JPY	294,394,000	12/09/10	137,244
Goldman Sachs International	USD	278,123	JPY	23,300,000	12/15/10	11,538
Goldman Sachs International	USD	601,967	NOK	3,560,000	01/25/11	3,245
Goldman Sachs International	USD	562,384	SGD	755,000	12/15/10	20,968
JPMorgan Chase Bank	AUD	524,000	CAD	515,616	12/15/10	(5,606)
JPMorgan Chase Bank	AUD	1,067,334	EUR	743,000	12/15/10	(6,569)
JPMorgan Chase Bank	AUD	1,325,464	USD	1,227,608	12/15/10	(64,069)

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – October 31, 2010 (unaudited)

Forward foreign currency contracts – (continued)

Counterparty	Contracts to deliver		In exchange for		Maturity dates	Unrealized appreciation (depreciation) ($)
JPMorgan Chase Bank	AUD	193,000	USD	187,046	01/25/11	(92)
JPMorgan Chase Bank	BRL	882,000	USD	505,010	01/18/11	(6,107)
JPMorgan Chase Bank	CAD	1,581,546	EUR	1,153,000	12/15/10	54,795
JPMorgan Chase Bank	CAD	785,799	USD	761,121	12/15/10	(8,556)
JPMorgan Chase Bank	CAD	171,000	USD	166,278	01/25/11	(1,041)
JPMorgan Chase Bank	CHF	2,044,992	EUR	1,530,000	12/15/10	49,456
JPMorgan Chase Bank	CHF	513,996	USD	506,714	12/15/10	(15,796)
JPMorgan Chase Bank	CNY	21,782,000	USD	3,343,405	09/14/11	17,576
JPMorgan Chase Bank	CNY	10,503,000	USD	1,610,841	03/30/12	(8,775)
JPMorgan Chase Bank	EUR	391,000	AUD	544,507	12/15/10	(13,278)
JPMorgan Chase Bank	EUR	796,000	CAD	1,050,959	12/15/10	(77,888)
JPMorgan Chase Bank	EUR	1,185,000	CHF	1,547,127	12/15/10	(75,653)
JPMorgan Chase Bank	EUR	376,000	GBP	332,788	12/15/10	10,030
JPMorgan Chase Bank	EUR	399,000	JPY	42,430,857	12/15/10	(27,542)
JPMorgan Chase Bank	EUR	1,578,070	NOK	12,576,135	12/15/10	(52,604)
JPMorgan Chase Bank	EUR	1,774,000	NZD	3,136,918	12/15/10	(84,573)
JPMorgan Chase Bank	EUR	2,131,993	SEK	19,743,089	12/15/10	(13,997)
JPMorgan Chase Bank	EUR	2,062,860	USD	2,854,730	11/26/10	(15,550)
JPMorgan Chase Bank	EUR	12,876,000	USD	17,769,052	12/15/10	(142,264)
JPMorgan Chase Bank	GBP	1,983,196	EUR	2,293,000	12/15/10	12,968
JPMorgan Chase Bank	GBP	945,793	USD	1,495,583	12/06/10	(19,528)
JPMorgan Chase Bank	GBP	334,000	USD	524,971	12/15/10	(10,039)
JPMorgan Chase Bank	JPY	257,356,050	USD	3,121,868	12/15/10	(77,530)

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – October 31, 2010 (unaudited)

Forward foreign currency contracts – (continued)

Counterparty	Contracts to deliver		In exchange for		Maturity dates	Unrealized appreciation (depreciation) ($)
JPMorgan Chase Bank	JPY	20,272,000	USD	248,021	01/25/11	(4,109)
JPMorgan Chase Bank	MXN	19,964,808	USD	1,582,186	11/24/10	(32,417)
JPMorgan Chase Bank	NOK	14,009,304	EUR	1,732,000	12/15/10	22,562
JPMorgan Chase Bank	NZD	1,379,524	EUR	742,000	12/15/10	(15,880)
JPMorgan Chase Bank	NZD	3,782,298	USD	2,712,284	12/15/10	(161,193)
JPMorgan Chase Bank	NZD	174,000	USD	129,552	01/25/11	(2,197)
JPMorgan Chase Bank	SEK	22,399,957	EUR	2,414,000	12/15/10	9,065
JPMorgan Chase Bank	USD	3,527,484	AUD	3,668,000	12/15/10	47,018
JPMorgan Chase Bank	USD	1,994,000	CAD	2,066,345	12/15/10	29,952
JPMorgan Chase Bank	USD	587,000	CHF	570,118	12/15/10	(7,438)
JPMorgan Chase Bank	USD	4,736,511	CNY	31,317,000	09/14/11	45,190
JPMorgan Chase Bank	USD	2,195,912	CNY	14,504,000	03/30/12	40,678
JPMorgan Chase Bank	USD	490,617	EUR	354,525	11/26/10	2,672
JPMorgan Chase Bank	USD	14,687,651	EUR	10,798,943	12/15/10	334,351
JPMorgan Chase Bank	USD	797,779	GBP	504,509	12/06/10	10,417
JPMorgan Chase Bank	USD	2,973,540	GBP	1,910,366	12/15/10	86,537
JPMorgan Chase Bank	USD	884,047	JPY	74,790,385	11/05/10	45,394
JPMorgan Chase Bank	USD	1,773,275	JPY	145,560,666	12/15/10	36,305
JPMorgan Chase Bank	USD	622,424	JPY	50,593,000	01/25/11	6,818
JPMorgan Chase Bank	USD	223,560	KRW	249,951,000	01/25/11	(2,150)
JPMorgan Chase Bank	USD	168,040	MXN	2,110,751	11/24/10	2,662
JPMorgan Chase Bank	USD	827,692	NOK	4,840,502	12/15/10	(3,018)
JPMorgan Chase Bank	USD	2,300,796	NZD	3,140,070	12/15/10	84,771
JPMorgan Chase Bank	USD	1,883,764	SEK	12,914,955	12/15/10	47,117

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – October 31, 2010 (unaudited)

Forward foreign currency contracts – (continued)

Counterparty	Contracts to deliver		In exchange for		Maturity dates	Unrealized appreciation (depreciation) ($)
JPMorgan Chase Bank	USD	1,786,207	SEK	11,996,000	01/25/11	4,623
JPMorgan Chase Bank	USD	2,640,964	SGD	3,493,000	12/15/10	57,905
JPMorgan Chase Bank	USD	613,480	ZAR	4,246,916	11/10/10	(7,965)
JPMorgan Chase Bank	ZAR	4,652,203	USD	645,718	11/10/10	(17,583)
Morgan Stanley & Co., Inc.	USD	346,102	NOK	2,150,000	12/15/10	20,193
Morgan Stanley Capital Services, Inc.	AUD	41,200,018	USD	38,251,409	12/15/10	(1,898,414)
Morgan Stanley Capital Services, Inc.	CAD	32,805,801	USD	31,558,322	12/15/10	(574,430)
Morgan Stanley Capital Services, Inc.	CHF	24,090,556	USD	24,250,886	12/15/10	(238,743)
Morgan Stanley Capital Services, Inc.	EUR	18,545,356	USD	24,531,183	12/15/10	(1,266,561)
Morgan Stanley Capital Services, Inc.	GBP	6,099,338	USD	9,560,181	12/15/10	(209,907)
Morgan Stanley Capital Services, Inc.	JPY	2,636,915,684	USD	31,829,963	12/15/10	(951,631)
Morgan Stanley Capital Services, Inc.	NZD	25,455,985	USD	18,574,402	12/15/10	(764,954)
Morgan Stanley Capital Services, Inc.	SEK	67,151,760	USD	9,794,800	12/15/10	(244,886)
Morgan Stanley Capital Services, Inc.	USD	18,559,219	AUD	19,662,629	12/15/10	602,207
Morgan Stanley Capital Services, Inc.	USD	10,134,688	CAD	10,366,273	12/15/10	18,909
Morgan Stanley Capital Services, Inc.	USD	18,709,110	CHF	18,638,662	12/15/10	238,312
Morgan Stanley Capital Services, Inc.	USD	27,659,785	EUR	20,613,542	12/15/10	1,014,934
Morgan Stanley Capital Services, Inc.	USD	34,044,073	GBP	21,989,311	12/15/10	1,179,012
Morgan Stanley Capital Services, Inc.	USD	16,279,557	JPY	1,372,583,347	12/15/10	784,117
Morgan Stanley Capital Services, Inc.	USD	10,895,484	NZD	14,777,511	12/15/10	331,249

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – October 31, 2010 (unaudited)

Forward foreign currency contracts – (continued)

Counterparty	Contracts to deliver		In exchange for		Maturity dates	Unrealized appreciation (depreciation) ($)
Morgan Stanley Capital Services, Inc.	USD	27,591,289	SEK	191,540,582	12/15/10	1,045,447
Royal Bank of Canada	AUD	745,000	USD	716,720	12/15/10	(9,290)
Royal Bank of Canada	CAD	95,000	USD	92,720	12/15/10	(331)
Royal Bank of Canada	CHF	1,660,000	USD	1,688,842	12/15/10	1,343
Royal Bank of Canada	EUR	550,000	USD	744,090	12/15/10	(20,994)
Royal Bank of Canada	GBP	160,000	USD	252,796	12/15/10	(3,497)
Royal Bank of Canada	JPY	34,600,000	USD	418,604	12/15/10	(11,536)
Royal Bank of Canada	NOK	3,570,000	USD	611,983	12/15/10	3,764
Royal Bank of Canada	NZD	215,000	USD	160,658	12/15/10	(2,682)
Royal Bank of Canada	SEK	7,140,000	USD	1,023,318	12/15/10	(44,165)
Royal Bank of Canada	SGD	1,445,000	USD	1,092,399	12/15/10	(24,081)
Royal Bank of Canada	USD	842,517	AUD	900,000	12/15/10	34,542
Royal Bank of Canada	USD	899,887	CAD	920,000	12/15/10	1,238
Royal Bank of Canada	USD	455,402	CHF	445,000	12/15/10	(3,030)
Royal Bank of Canada	USD	2,361,517	EUR	1,745,000	12/15/10	65,887
Royal Bank of Canada	USD	1,251,032	GBP	795,000	12/15/10	22,421
Royal Bank of Canada	USD	1,021,183	JPY	83,800,000	12/15/10	20,602
Royal Bank of Canada	USD	955,524	NOK	5,610,000	12/15/10	249
Royal Bank of Canada	USD	150,010	NOK	890,000	01/25/11	1,293
Royal Bank of Canada	USD	733,680	NZD	990,000	12/15/10	18,440
Royal Bank of Canada	USD	1,251,631	SEK	8,430,000	12/15/10	8,716
Royal Bank of Canada	USD	465,455	SGD	610,000	12/15/10	5,862
Royal Bank of Scotland PLC	AUD	1,598,793	USD	1,408,744	11/15/10	(154,923)
Royal Bank of Scotland PLC	AUD	465,000	USD	453,849	12/15/10	702
Royal Bank of Scotland PLC	CAD	2,300,000	USD	2,196,694	11/15/10	(57,707)
Royal Bank of Scotland PLC	CAD	295,000	USD	287,384	12/15/10	(1,563)
Royal Bank of Scotland PLC	CHF	435,000	USD	427,408	12/15/10	(14,798)

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – October 31, 2010 (unaudited)

Forward foreign currency contracts – (continued)

Counterparty	Contracts to deliver		In exchange for		Maturity dates	Unrealized appreciation (depreciation) ($)
Royal Bank of Scotland PLC	CLP	3,000,000,000	USD	6,007,810	12/15/10	(105,754)
Royal Bank of Scotland PLC	CZK	37,008,000	PLN	6,000,000	11/19/10	11,876
Royal Bank of Scotland PLC	CZK	36,951,600	PLN	6,000,000	12/17/10	11,550
Royal Bank of Scotland PLC	CZK	37,311,600	PLN	6,000,000	01/19/11	(12,866)
Royal Bank of Scotland PLC	EUR	1,000,000	USD	1,284,272	11/15/10	(107,316)
Royal Bank of Scotland PLC	EUR	4,585,754	USD	5,850,000	11/23/10	(530,879)
Royal Bank of Scotland PLC	EUR	4,585,790	USD	5,850,000	11/24/10	(530,854)
Royal Bank of Scotland PLC	EUR	555,000	USD	719,678	12/15/10	(52,361)
Royal Bank of Scotland PLC	EUR	400,000	USD	551,302	01/11/11	(4,911)
Royal Bank of Scotland PLC	GBP	2,800,000	USD	4,363,912	11/10/10	(122,409)
Royal Bank of Scotland PLC	GBP	201,830	USD	320,000	12/10/10	(3,310)
Royal Bank of Scotland PLC	GBP	290,000	USD	458,092	12/15/10	(6,438)
Royal Bank of Scotland PLC	JPY	49,700,000	USD	610,744	12/15/10	(7,116)
Royal Bank of Scotland PLC	NOK	1,000,000	USD	161,320	11/15/10	(9,313)
Royal Bank of Scotland PLC	NOK	1,770,000	USD	293,723	12/15/10	(7,831)
Royal Bank of Scotland PLC	NZD	1,015,000	USD	756,258	12/15/10	(14,855)
Royal Bank of Scotland PLC	SEK	4,300,000	USD	582,829	11/15/10	(60,667)
Royal Bank of Scotland PLC	SEK	1,030,000	USD	153,942	12/15/10	(50)
Royal Bank of Scotland PLC	USD	5,859,931	BRL	10,300,000	12/15/10	147,590
Royal Bank of Scotland PLC	USD	5,364,803	CAD	5,453,000	01/25/11	(29,199)
Royal Bank of Scotland PLC	USD	514,942	EUR	400,000	11/15/10	41,693
Royal Bank of Scotland PLC	USD	447,091	EUR	330,000	12/15/10	11,959
Royal Bank of Scotland PLC	USD	1,130,452	GBP	730,000	12/15/10	38,882
Royal Bank of Scotland PLC	USD	238,415	JPY	19,275,000	01/25/11	1,315
Royal Bank of Scotland PLC	USD	138,303	NOK	860,000	12/15/10	8,215
Royal Bank of Scotland PLC	USD	168,199	NZD	225,000	01/25/11	2,166
Royal Bank of Scotland PLC	USD	429,957	SEK	3,030,000	12/15/10	23,051

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – October 31, 2010 (unaudited)

Forward foreign currency contracts – (continued)

Counterparty	Contracts to deliver		In exchange for		Maturity dates	Unrealized appreciation (depreciation) ($)
Royal Bank of Scotland PLC	USD	844,028	SEK	5,623,000	01/25/11	(4,595)
Royal Bank of Scotland PLC	USD	461,136	SGD	600,000	12/15/10	2,454
Royal Bank of Scotland PLC	ZAR	20,302,800	TRY	4,200,000	04/14/11	16,457
Royal Bank of Scotland PLC	ZAR	20,302,380	TRY	4,200,000	04/15/11	16,420
Standard Chartered Bank	AUD	155,000	USD	151,606	12/15/10	556
Standard Chartered Bank	CHF	450,000	USD	456,052	12/15/10	(1,403)
Standard Chartered Bank	EUR	150,000	USD	206,768	12/15/10	(1,891)
Standard Chartered Bank	GBP	15,000	USD	23,673	12/15/10	(355)
Standard Chartered Bank	JPY	24,600,000	USD	302,137	12/15/10	(3,685)
Standard Chartered Bank	NOK	890,000	USD	151,422	12/15/10	(206)
Standard Chartered Bank	SEK	2,020,000	USD	299,814	12/15/10	(2,191)
Standard Chartered Bank	SGD	390,000	USD	300,307	12/15/10	(1,027)
Standard Chartered Bank	USD	197,220	AUD	205,000	12/15/10	2,554
Standard Chartered Bank	USD	24,201	CAD	25,000	12/15/10	286
Standard Chartered Bank	USD	25,625	CHF	25,000	12/15/10	(211)
Standard Chartered Bank	USD	150,385	GBP	95,000	12/15/10	1,789
Standard Chartered Bank	USD	167,378	NOK	980,000	12/15/10	(416)
Standard Chartered Bank	USD	211,522	NZD	285,000	12/15/10	4,997
Standard Chartered Bank	USD	447,724	SEK	3,010,000	12/15/10	2,293
Standard Chartered Bank	USD	53,233	SGD	70,000	12/15/10	853
State Street Bank & Trust Co.	AUD	140,000	USD	129,380	12/15/10	(7,052)
State Street Bank & Trust Co.	JPY	72,300,000	USD	844,380	12/15/10	(54,439)
State Street Bank & Trust Co.	NZD	375,000	USD	269,063	12/15/10	(15,832)
State Street Bank & Trust Co.	SGD	750,000	USD	560,128	12/15/10	(19,360)
State Street Bank & Trust Co.	USD	459,329	CHF	440,000	12/15/10	(12,040)
Westpac Banking Corp.	AUD	465,000	USD	454,196	12/15/10	1,049
Westpac Banking Corp.	CAD	465,000	USD	457,087	12/15/10	1,627

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – October 31, 2010 (unaudited)

Forward foreign currency contracts – (concluded)

Counterparty	Contracts to deliver		In exchange for		Maturity dates	Unrealized appreciation (depreciation) ($)
Westpac Banking Corp.	CHF	5,000	USD	5,252	12/15/10	170
Westpac Banking Corp.	EUR	330,000	USD	463,015	12/15/10	3,964
Westpac Banking Corp.	JPY	12,500,000	USD	152,979	12/15/10	(2,418)
Westpac Banking Corp.	NOK	2,690,000	USD	462,017	12/15/10	3,723
Westpac Banking Corp.	NZD	610,000	USD	456,537	12/15/10	(6,891)
Westpac Banking Corp.	SEK	3,090,000	USD	464,344	12/15/10	2,366
Westpac Banking Corp.	SGD	1,360,000	USD	1,023,768	12/15/10	(27,037)
Westpac Banking Corp.	USD	442,802	AUD	465,000	12/15/10	10,345
Westpac Banking Corp.	USD	296,244	CAD	305,000	12/15/10	2,499
Westpac Banking Corp.	USD	302,743	CHF	300,000	12/15/10	2,227
Westpac Banking Corp.	USD	304,687	EUR	220,000	12/15/10	1,347
Westpac Banking Corp.	USD	1,357,753	JPY	111,300,000	12/15/10	25,905
Westpac Banking Corp.	USD	640,839	KRW	713,574,000	12/15/10	(7,855)
Westpac Banking Corp.	USD	306,527	NOK	1,800,000	12/15/10	138
Westpac Banking Corp.	USD	744,379	NZD	1,000,000	12/15/10	15,338
Westpac Banking Corp.	USD	153,688	SEK	1,030,000	12/15/10	305
Westpac Banking Corp.	USD	153,109	SGD	200,000	12/15/10	1,422
						(4,741,268)

Currency type abbreviations:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	Great Britain Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – October 31, 2010 (unaudited)

Interest rate swaps(5)

				Rate type
Counterparty	Notional amount (000)		Termination dates	Payments made by the Portfolio (%)		Payments received by the Portfolio (%)		Upfront payments received (made) ($)	Value ($)	Unrealized appreciation (depreciation) ($)
Bank of America NA	USD	6,000	08/15/17	2.075		0.286	(17)	—	(5,888)	(5,888)
BNP Paribus	SEK	175,000	04/23/14	1.543	(19)	2.360		—	(144,152)	(144,152)
Citibank NA	EUR	2,410	04/23/40	4.119		1.224	(20)	—	(454,495)	(454,495)
Citibank NA	EUR	2,400	04/23/40	4.076		1.224	(20)	—	(430,888)	(430,888)
Citibank NA	EUR	1,960	05/14/40	4.044		1.224	(20)	—	(338,615)	(338,615)
Citibank NA	EUR	8,020	04/23/20	1.224	(20)	4.286		—	385,795	385,795
Citibank NA	EUR	8,000	04/23/20	1.224	(20)	4.262		—	373,687	373,687
Citibank NA	EUR	6,640	05/14/20	1.224	(20)	4.348		—	339,136	339,136
Citibank NA	EUR	3,190	05/14/20	1.224	(20)	4.270		—	148,724	148,724
Citibank NA	GBP	490	12/15/40	1.030	(21)	4.250		(77,670)	52,341	(25,329)
Citibank NA	JPY	395,000	12/15/17	1.250		0.398	(22)	146,563	(201,077)	(54,514)
Credit Suisse International	CHF	2,110	10/26/20	1.860		0.240	(23)	—	(5,645)	(5,645)
Credit Suisse International	JPY	460,000	12/15/17	1.250		0.398	(22)	127,710	(234,559)	(106,849)
Deutsche Bank AG	GBP	10	12/17/11	5.250		1.030	(21)	963	(750)	213
Deutsche Bank AG	KRW	660,000	01/28/11	2.660	(24)	2.820		—	232	232
Deutsche Bank AG	KRW	200,000	06/12/11	2.660	(24)	3.870		—	1,126	1,126
Deutsche Bank AG	KRW	1,420,000	06/26/11	2.660	(24)	3.693		—	6,883	6,883
Deutsche Bank AG	KRW	613,856	07/06/11	2.660	(24)	3.620		—	2,776	2,776
Deutsche Bank AG	KRW	1,025,603	07/07/11	2.660	(24)	3.626		—	4,686	4,686
Deutsche Bank AG	USD	22,500	08/15/17	2.033		0.286	(17)	—	37,612	37,612
Goldman Sachs International	CHF	3,400	08/11/20	0.240	(23)	1.860		—	14,308	14,308
Goldman Sachs International	NOK	19,750	09/06/20	2.660	(25)	3.840		—	(54,558)	(54,558)
JPMorgan Chase Bank	EUR	580	08/10/40	3.417		1.224	(20)	—	(24,508)	(24,508)
JPMorgan Chase Bank	EUR	940	08/10/40	1.224	(20)	2.920		—	(57,690)	(57,690)
JPMorgan Chase Bank	EUR	2,130	08/10/20	1.224	(20)	3.530		—	4,929	4,929
JPMorgan Chase Bank	EUR	3,610	08/10/20	3.042		1.224	(20)	—	92,023	92,023
JPMorgan Chase Bank	KRW	641,000	01/28/11	2.660	(24)	2.830		—	240	240
JPMorgan Chase Bank	KRW	500,000	06/15/11	2.660	(24)	3.900		—	2,915	2,915
JPMorgan Chase Bank	KRW	1,500,000	06/22/11	2.660	(24)	3.720		—	7,405	7,405
JPMorgan Chase Bank	KRW	487,792	07/08/11	2.660	(24)	3.660		—	2,329	2,329
Morgan Stanley Capital Services Inc.	CHF	920	11/01/20	1.908		0.240	(23)	—	(6,302)	(6,302)
Royal Bank of Scotland PLC	AUD	36,000	08/13/14	4.745	(26)	5.100		—	(303,592)	(303,592)
								(197,566)	(785,572)	(588,006)

(19)	Rate based on 3 Month LIBOR (SEK on Interbank Offered Rate).
(20)	Rate based on the 6 Month Euribor.
(21)	Rate based on 6 Month LIBOR (GBP on Interbank Offered Rate).
(22)	Rate based on 6 Month LIBOR (JPY on Interbank Offered Rate).
(23)	Rate based on 6 Month LIBOR (CHF on Interbank Offered Rate).
(24)	Rate based on 3 Month Korean Won CD.
(25)	Rate based on 6 Month LIBOR (NOK on Interbank Offered Rate).
(26)	Rate based on 3 Month LIBOR (AUD on Interbank Offered Rate).

AUD	Australian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Great Britain Pound
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
SEK	Swedish Krona
USD	United States Dollar

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – October 31, 2010 (unaudited)

Credit default swaps on credit indicies – buy protection(27)

				Rate type
	Notional		Termination	Payments made by		Payments received by		Upfront payments		Unrealized
Counterparty	amount (000)		dates	the Portfolio (%)		the Portfolio (%)		made ($)	Value ($)	depreciation ($)
BNP Paribus	EUR	13,500	12/20/15	1.000	(28)	—	(29)	(118,476)	(22,925)	(141,401)

(27)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional value of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(28)	Payments are made based on the notional amount.
(29)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or by a restructuring event with respect to the iTraxx Europe Main Index.

EUR	Euro

Credit default swaps on sovereign issues – buy protection(5),(30)

				Rate type						Unrealized
	Notional		Termination	Payments made by		Payments received by		Upfront payments		appreciation
Counterparty	amount (000)		dates	the Portfolio (%)		the Portfolio (%)		made ($)	Value ($)	(depreciation) ($)
Bank of America NA	USD	100	09/20/15	1.000	(28)	—	(31)	(28,738)	24,926	(3,812)
Bank of America NA	USD	200	09/20/15	1.000	(28)	—	(31)	(52,898)	49,853	(3,045)
BNP Paribus	USD	2,080	12/20/15	1.000	(28)	—	(32)	(93,241)	70,975	(22,266)
Citibank NA	USD	350	09/20/15	1.000	(28)	—	(33)	(28,649)	40,681	12,032
Citibank NA	USD	4,030	12/20/15	1.000	(28)	—	(34)	(232,950)	217,958	(14,992)
Citibank NA	USD	180	12/20/20	0.250	(28)	—	(35)	(9,011)	9,012	1
Credit Suisse International	USD	2,780	12/20/15	1.000	(28)	—	(33)	(366,879)	335,650	(31,229)
Deutsche Bank AG	USD	200	09/20/15	1.000	(28)	—	(31)	(53,169)	49,853	(3,316)
Deutsche Bank AG	USD	350	09/20/15	1.000	(28)	—	(33)	(28,506)	40,681	12,175
Deutsche Bank AG	USD	230	12/20/15	1.000	(28)	—	(36)	(32,509)	35,764	3,255
Deutsche Bank AG	USD	2,060	12/20/20	0.250	(28)	—	(35)	(120,479)	103,133	(17,346)
Deutsche Bank AG	USD	2,090	12/20/20	0.250	(28)	—	(35)	(118,457)	104,635	(13,822)
Deutsche Bank AG	USD	3,140	12/20/20	0.250	(28)	—	(35)	(183,153)	157,202	(25,951)
Morgan Stanley & Co. International PLC	USD	430	06/20/15	1.000	(28)	—	(31)	(86,084)	103,956	17,872
Morgan Stanley & Co. International PLC	USD	1,110	06/20/20	0.250	(28)	—	(35)	(29,148)	52,799	23,651
Morgan Stanley & Co. International PLC	USD	1,110	06/20/20	0.250	(28)	—	(35)	(26,314)	52,799	26,485
Morgan Stanley & Co. International PLC	USD	1,120	06/20/20	0.250	(28)	—	(35)	(28,351)	53,275	24,924
								(1,518,536)	1,503,152	(15,384)

(30)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of the particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(31)	Payment from the counterparty will be received upon the occurance of bankruptcy and/or by a restructuring event with respect to the Hellenic Republic bond, 5.900%, due 10/22/22.
(32)	Payment from the counterparty will be received upon the occurance of bankruptcy and/or by a restructuring event with respect to the Republic of Italy bond, 6.875%, due 09/27/23.
(33)	Payment from the counterparty will be received upon the occurance of bankruptcy and/or by a restructuring event with respect to the Portuguese Republic bond, 5.450%, due 09/23/13.
(34)	Payment from the counterparty will be received upon the occurance of bankruptcy and/or by a restructuring event with respect to the Spain Government bond, 5.500%, due 07/30/17.
(35)	Payment from the counterparty will be received upon the occurance of bankruptcy and/or by a restructuring event with respect to the French Government bond, 4.250%, due 04/25/19.
(36)	Payment from the counterparty will be received upon the occurance of bankruptcy and/or by a restructuring event with respect to the Ireland Government bond, 4.500%, 04/18/20.

USD	United States Dollar

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – October 31, 2010 (unaudited)

Credit default swaps on credit indicies – sell protection(37)

				Rate type
	Notional amount		Termination	Payments made by		Payments received by		Upfront payments		Unrealized		Credit
Counterparty	(000)		dates	the Portfolio (%)		the Portfolio (%)		received ($)	Value ($)	appreciation ($)		spread(38)
BNP Paribas	EUR	13,500	12/20/15	—	(39)	1.000	(42)	980,712	(700,894)	279,818		1.80
Deutsche Bank AG	USD	15,000	12/20/15	—	(40)	1.000	(42)	62,606	42,481	105,087	(5)	0.94
Deutsche Bank AG	USD	4,000	12/20/15	—	(40)	1.000	(42)	13,762	11,328	25,090	(5)	0.94
Royal Bank of Scotland PLC	USD	11,600	12/20/15	—	(41)	5.000	(42)	362,500	48,484	410,984		4.90
								1,419,580	(598,601)	820,979

(37)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of the particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced index.

(38)

Credit spreads, where applicable, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity.

(39)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or by a restructuring event with respect to the bonds on the iTraxx Europe Subordinated Financials Index.
(40)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or by a restructuring event with respect to the bonds on the CDX North America Investment Grade Index.
(41)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or by a restructuring event with respect to the bonds on the CDX North America High Yield Index.
(42)	Payments received are based on the notional amount.

EUR	Euro
USD	United States Dollar

Credit default swaps on sovereign issues – sell protection(5),(43)

				Rate type						Unrealized
	Notional amount		Termination	Payments made by		Payments received by		Upfront payments		appreciation	Credit
Counterparty	(000)		dates	the Portfolio (%)		the Portfolio (%)		received ($)	Value ($)	(depreciation) ($)	spread(38)
Morgan Stanley & Co. International PLC	USD	830	12/20/15	—	(44)	1.000	(42)	114,704	(129,060)	(14,356)	4.72
Morgan Stanley & Co. International PLC	USD	4,950	12/20/15	—	(45)	1.000	(42)	207,280	(168,906)	38,374	1.72
Morgan Stanley & Co. International PLC	USD	1,200	12/20/15	—	(45)	1.000	(42)	39,346	(40,947)	(1,601)	1.72
								361,330	(338,913)	22,417

(43)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of the particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(44)	Payment to the counterparty will be made upon the occurance of bankruptcy and/or by a restructuring event with respect to the Ireland Government bond, 4.500%, 04/18/20.
(45)	Payment to the counterparty will be made upon the occurance of bankruptcy and/or by a restructuring event with respect to the Republic of Italy bond, 6.875%, due 09/27/23.

USD	United States Dollar

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – October 31, 2010 (unaudited)

Total return swaps(46)

	Number of	Termination	Upfront payments		Unrealized
Counterparty	units	dates	made ($)	Value ($)	appreciation ($)
Goldman Sachs International	11,641	01/31/11	(349)	16,579	16,230
Goldman Sachs International	11,791	01/31/11	—	542	542
			(349)	17,121	16,772

(46)

The Portfolio receives payments based on any positive monthly duration adjusted return of the Market Vectors Gold Trust Index. The Portfolio makes payments on any negative monthly duration adjusted return of such index.

Variance swaps(47)

	Number	Termination	Pay/receive	Reference	Volatility strike	Upfront payments received		Unrealized appreciation
Counterparty	of units	dates	variance	entity	price (%)	(made) ($)	Value ($)	(depreciation) ($)
Barclays Bank PLC	76	12/21/12	Receive	DJ Euro Stoxx 50 Index	32.90	—	(19,918)	(19,918)
Barclays Bank PLC	36	12/16/11	Pay	FTSE 100 Index	27.90	—	9,104	9,104
Barclays Bank PLC	148	12/29/11	Receive	China Enterprises Index (Hang Seng)	33.75	—	(1,072)	(1,072)
Barclays Bank PLC	210	12/21/12	Pay	S&P 500 Index	30.95	—	37,480	37,480
BNP Paribus	770	12/17/10	Pay	DJ Euro Stoxx 50 Index	32.45	—	701,532	701,532
BNP Paribus	1,277	12/21/12	Receive	DJ Euro Stoxx 50 Index	35.25	—	(679,184)	(679,184)
BNP Paribus	2,754	12/16/11	Receive	DJ Euro Stoxx 50 Index	34.50	—	(1,726,257)	(1,726,257)
BNP Paribus	628	12/16/11	Pay	FTSE 100 Index	30.25	—	327,930	327,930
BNP Paribus	250	12/16/11	Receive	FTSE 100 Index	30.00	—	(123,920)	(123,920)
BNP Paribus	51	12/16/11	Pay	FTSE 100 Index	29.20	—	21,000	21,000
BNP Paribus	429	12/29/11	Receive	China Enterprises Index (Hang Seng)	34.95	—	(9,754)	(9,754)
BNP Paribus	5,650	12/29/11	Receive	China Enterprises Index (Hang Seng)	35.40	—	(175,684)	(175,684)
BNP Paribus	2,308	12/29/11	Pay	China Enterprises Index (Hang Seng)	35.75	—	77,503	77,503
BNP Paribus	310,559	12/14/12	Receive	Nikkei 225 Index	32.20	—	(738,013)	(738,013)
BNP Paribus	1,769	12/21/12	Pay	S&P 500 Index	32.60	—	542,802	542,802
BNP Paribus	3,596	12/21/12	Pay	S&P 500 Index	32.40	—	1,079,822	1,079,822
						—	(676,629)	(676,629)

(47)

At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the reference entity and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Portfolio would receive the payoff amount when the realized price variance of the reference entity is greater than the strike price and would owe the payoff amount when the variance is less than the strike price. As a payer of the realized price variance, the Portfolio would owe the payoff amount when the realized price variance of the reference entity is greater than the strike price and would receive the payoff amount when the variance is less than the strike price.

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – October 31, 2010 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of October 31, 2010 in valuing the Portfolio’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	175,383,593	—	3,766	175,387,359
Preferred stock	56,426	—	—	56,426
Investment companies	5,143,490	—	—	5,143,490
Rights	45,498	—	—	45,498
Unit trust	688,791	—	—	688,791
US government obligations	—	26,455,434	—	26,455,434
Federal home loan mortgage corporation certificates	—	2,303,549	—	2,303,549
Federal national mortgage association certificates	—	11,310,924	—	11,310,924
Collateralized mortgage obligations	—	17,492,000	—	17,492,000
Asset-backed securities	—	16,713,821	—	16,713,821
Corporate notes	—	64,944,017	—	64,944,017
Municipal bonds and notes	—	2,701,431	—	2,701,431
Non-US government obligations	—	5,228,876	—	5,228,876
Time deposits	—	23,254,802	—	23,254,802
Certificate of deposit	—	3,000,000	—	3,000,000
Short-term US government obligations	—	94,494,099	—	94,494,099
Repurchase agreement	—	43,295,000	—	43,295,000
Options purchased	63,705	1,386,412	—	1,450,117
Common stocks sold short	(21,184,833)	—	—	(21,184,833)
Written options	(536,584)	(2,095,402)	—	(2,631,986)
Futures, net	(819,108)	—	—	(819,108)
Forward foreign currency contracts, net	—	(4,741,268)	—	(4,741,268)
Swap agreements, net	—	(902,367)	—	(902,367)
Total	158,840,978	304,841,328	3,766	463,686,072

At October 31, 2010, there were no transfers between Level 1 and Level 2.

The following is a rollforward of the Portfolio’s investments that were valued using unobservable inputs (Level 3) for the three months ended October 31, 2010:

Common
stock ($)
Beginning balance	—
Net purchases/(sales)	3,709
Accrued discounts/(premiums)	—
Total realized gain/(loss)	—
Total unrealized appreciation/depreciation	57
Net transfers in/(out) of Level 3	—
Ending balance	3,766

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated July 31, 2010.

UBS PACE® Select Advisors Trust

Each Portfolio (except UBS PACE Money Market Investments) calculates its net asset value based on the current value for its portfolio securities. The Portfolios normally obtain values for their securities from independent pricing sources. Independent pricing sources may use last reported sale prices, official market closing prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. Securities traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on US and foreign stock exchanges normally are valued at the market close, last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Securities listed on foreign stock exchanges (and certain related derivatives) may be fair valued based on significant events that occur between the close of the foreign markets and 4:00 pm EST. UBS PACE International Equity Investments, UBS PACE International Emerging Markets Equity Investments, UBS PACE Global Real Estate Securities Investments and UBS PACE Alternative Strategies Investments may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets (and certain related derivatives) in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. If a security is valued at a “fair value”, that value is likely to be different from the last quoted market price for the security. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”). If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”). Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; and changes in overall market conditions. If events occur that materially affect the value of securities (particularly non-US securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange (“NYSE”), the securities are fair valued. The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board determines that this does not represent fair value. Investments of  the UBS PACE Money Market Investments Portfolio are valued using the amortized cost method of valuation. All investments quoted in foreign currencies will be valued daily in US dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Portfolios’ custodian. Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Futures contracts are generally valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using forward exchange rates quoted by independent pricing services. Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded on the Statement of assets and liabilities. In the event that market quotations are not readily available or deemed unreliable, swaps are valued at fair value as determined in good faith by or under the direction of the Board.

US generally accepted accounting principles (“GAAP”) requires disclosure surrounding the various inputs that are used in determining the value of the Portfolio’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of the Portfolio’s own assumptions in determining the fair value of investments.

In accordance with the requirements of GAAP, a fair value hierarchy has been included near the end of each Portfolio’s Schedule of investments.

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. ASU No. 2010-06 requires reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. The new and revised disclosures have been implemented for annual and interim periods beginning after December 15, 2009 except for the disclosures surrounding purchases, sales, issuances and settlements on a gross basis in the reconciliation of Level 3 fair value measurements, which are effective for annual and interim periods beginning after December 15, 2010.  Adoption of ASU No. 2010-06 did not have a material impact on the Fund’s financial statements.

Subsequent Event

Effective November 22, 2010, the names of the trust and each of the Portfolios have been changed as indicated below:

Former name	Current name
UBS PACE® Select Advisors Trust	PACE® Select Advisors Trust

UBS PACE® Money Market Investments	PACE® Money Market Investments

UBS PACE® Government Securities Fixed Income Investments	PACE® Government Securities Fixed Income Investments

UBS PACE® Intermediate Fixed Income Investments	PACE® Intermediate Fixed Income Investments

UBS PACE® Strategic Fixed Income Investments	PACE® Strategic Fixed Income Investments

UBS PACE® Municipal Fixed Income Investments	PACE® Municipal Fixed Income Investments

UBS PACE® Global Fixed Income Investments	PACE® International Fixed Income Investments

UBS PACE® High Yield Investments	PACE® High Yield Investments

UBS PACE® Large Co Value Equity Investments	PACE® Large Co Value Equity Investments

UBS PACE® Large Co Growth Equity Investments	PACE® Large Co Growth Equity Investments

UBS PACE® Small/Medium Co Value Equity Investments	PACE® Small/Medium Co Value Equity Investments

UBS PACE® Small/Medium Co Growth Equity Investments	PACE® Small/Medium Co Growth Equity Investments

UBS PACE® International Equity Investments	PACE® International Equity Investments

UBS PACE® International Emerging Markets Equity Investments	PACE® International Emerging Markets Equity Investments

UBS PACE® Global Real Estate Securities Investments	PACE® Global Real Estate Securities Investments

UBS PACE® Alternative Strategies Investments	PACE® Alternative Strategies Investments

Item 2.  Controls and Procedures.

(a)            The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)           The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)                Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PACE Select Advisors Trust

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	December 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	December 30, 2010

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	December 30, 2010